1933 Act Registration No. 333-

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-14AE

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

[ ] Pre-Effective                                       [ ] Post-Effective
    Amendment No.                                           Amendment No.

                          EVERGREEN SELECT EQUITY TRUST
                   (Evergreen Select Core Equity Income Fund)
               (Exact name of registrant as specified in charter)

                 Area Code and Telephone Number: (617) 210-3200

                               200 Berkeley Street
                           Boston, Massachusetts 02116
                    ----------------------------------------
                    (Address of Principal Executive Offices)

                            Michael H. Koonce, Esq.
                    Evergreen Investment Management Company
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                    ----------------------------------------
                    (Name and address of agent for service)




     Approximate date of proposed public offering: As soon as possible after the effective date of this Registration Statement.

     The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) of the Investment Company Act of 1940 (File No. 333-36033); accordingly, no fee is payable herewith. Pursuant to Rule 429, this Registration Statement relates to the aforementioned registration on Form N-1A. A Rule 24f-2 Notice for the Registrant's most recent fiscal year ended June 30, 1998 was filed with the Commission on or about September 28, 1998.

     It is proposed that this filing will become effective on June 23, 1999 pursuant to Rule 488 of the Securities Act of 1933.

                          EVERGREEN SELECT EQUITY TRUST

                              CROSS REFERENCE SHEET

            Pursuant to Rule 481(a) under the Securities Act of 1933


                                           Location in Prospectus/Proxy
Item of Part A of Form N-14                            Statement
----------------------------               ----------------------------------

1.  Beginning of Registration Statement    Cross Reference Sheet; Cover Page
    and Outside Front Cover Page of
    Prospectus

2. Beginning and Outside Back Cover Page Table of Contents of Prospectus

3.  Fee Table, Synopsis Information and    Comparison of Fees and Expenses;
    Risk Factors                           Summary; Comparison of Investment
                                           Objectives and Policies; Risks

4.  Information About the Transaction      Summary; Reasons for the
                                           Reorganization; Comparative
                                           Information on Shareholders' Rights;
                                           Exhibit A (Agreement and Plan of
                                           Reorganization)

5.  Information about the Registrant       Cover Page; Summary; Risks;
                                           Comparison of Investment Objectives
                                           and Policies; Comparative Information
                                           on Shareholders' Rights;  Additional
                                           Information

6.  Information about the Company          Cover Page; Summary; Risks;
    Being Acquired                         Comparison of Investment Objectives
                                           and Policies; Comparative
                                           Information on Shareholders' Rights;
                                           Additional Information

7.  Voting Information                     Cover Page; Summary; Voting
                                           Information Concerning the Meeting

8.  Interest of Certain Persons            Financial Statements and Experts;
    and Experts                            Legal Matters

9.  Additional Information Required for    Inapplicable
    Reoffering by Persons Deemed to be
    Underwriters


Item of Part B of Form N-14
---------------------------

10.  Cover Page                            Cover Page

11.  Table of Contents                     Omitted

12.  Additional Information About the      Statement of Additional Information
     Registrant                            of Evergreen Select Core Equity
                                           Fund dated November 1, 1998

13.  Additional Information about          Statement of Additional Information
     the Company Being Acquired            of Evergreen Select Equity Income
                                           Fund dated November 1,  1998

14.  Financial Statements                  Financial Statements dated December
                                           31, 1998 and June 30, 1998
                                           (unaudited) of Evergreen Select
                                           Core Equity Fund; Financial
                                           Statements dated December 31, 1998
                                           and June 30, 1998 (unaudited) of
                                           Evergreen Select Equity Income Fund


Item of Part C of Form N-14
---------------------------

15.  Indemnification                       Incorporated by Reference to Part A
                                           Caption - "Comparative Information
                                           on Shareholders' Rights - Liability
                                           and Indemnification of Trustees"

16.  Exhibits                              Item 16. Exhibits

17.  Undertakings                          Item 17. Undertakings

                          EVERGREEN SELECT EQUITY TRUST

                                     PART A

                                PROSPECTUS/PROXY

[Logo]

                      Prospectus/Proxy Statement June 1999

                    Important News For Evergreen Shareholders

                                      LOGO


                       EVEGREEN SELECT EQUITY INCOME FUND
                               200 Berkeley Street
                                Boston, MA 02116


June 25, 1999


Dear Shareholder,


     As a shareholder of Evergreen Select Equity Income Fund ("Equity Income Fund"), you are invited to vote on an important matter affecting your Fund. Specifically, you are invited to vote on a proposal to merge Equity Income Fund into Evergreen Select Core Equity Fund ("Core Equity Fund"). Core Equity Fund is another mutual fund managed by the First Capital Group of First Union National Bank that invests primarily in common stocks of U.S. companies.

     If the merger is approved you will receive shares of Core Equity Fund having the same total value as the shares of Equity Income Fund you currently own. Details about Core Equity Fund's investment objective, portfolio management team, performance, etc., along with additional information about the proposed merger, are contained in the attached Prospectus/Proxy Statement. You will not incur any Federal income taxes as a result of the merger.

     The Board of Trustees of Evergreen Select Equity Trust has approved the merger and recommends that you vote FOR this proposal.

     I realize that the attached Prospectus/Proxy Statement will take time to review, but your vote is very important. Please take the time to familiarize yourself with this information. Votes on the proposal will be cast at a special meeting of Equity Income Fund shareholders to be held on July 30, 1999. Although you are welcome to attend the meeting in person, you do not need to do so in order to vote your shares. If you do not expect to attend the meeting, please complete, date, sign and return the enclosed proxy card in the enclosed postage paid envelope. Instructions on how to complete the proxy card are included immediately after the Notice of Special Meeting.

     If you have any questions about the proposal or the proxy card, please call Evergreen Service Company at 1-800-343-2898.

     Thank you for taking this matter seriously and participating in this important process.


                                                           Sincerely,


                                                           [Signature]

                                                           William M. Ennis
                                                           Managing Director

                                                           Evergreen Funds

                       EVERGREEN SELECT EQUITY INCOME FUND
                               200 Berkeley Street
                           Boston, Massachusetts 02116



                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                           TO BE HELD ON JULY 30, 1999



     You are hereby notified that a Special Meeting (the "Meeting") of Shareholders of Evergreen Select Equity Income Fund ("Equity Income Fund"), will be held at the offices of the Evergreen Funds, 26th Floor, 200 Berkeley Street, Boston, Massachusetts 02116, on July 30, 1999 at 2:00 p.m. for the following purposes:

          1. To consider and act upon the Agreement and Plan of Reorganization (the "Plan") providing for the merger of Equity Income Fund into Evergreen Select Core Equity Fund ("Core Equity Fund"), and the distribution of shares of Core Equity Fund to shareholders of Equity Income Fund in liquidation of their shares of Equity Income Fund. A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of Equity Income Fund.

          2. To transact any other business which may properly come before the Meeting or any adjournment or adjournments thereof.

     On behalf of Equity Income Fund, the Trustees of Evergreen Select Equity Trust have fixed the close of business on May 28, 1999 as the record date for the determination of shareholders of the Fund entitled to notice of and to vote at the Meeting or any adjournment thereof.


     IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND IN PERSON ARE URGED TO SIGN WITHOUT DELAY AND RETURN THE ENCLOSED PROXY IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE, SO THAT THEIR SHARES MAY BE REPRESENTED AT THE MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.


                                           By Order of the Board of Trustees

                                           [Signature]

                                           Michael H. Koonce
                                           Secretary

June 25, 1999

                     INSTRUCTIONS FOR EXECUTING PROXY CARDS

     The following general rules for signing proxy cards may be of assistance to you and may help to avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

          1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the Registration on the proxy card.

          2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the Registration on the proxy card.

          3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of Registration. For example:

          REGISTRATION                            VALID SIGNATURE

          CORPORATE ACCOUNTS
          (1) ABC Corp.                           ABC Corp.
          (2) ABC Corp.                           John Doe, Treasurer
          (3) ABC Corp.                           John Doe, Treasurer
              c/o John Doe, Treasurer
          (4) ABC Corp. Profit Sharing Plan       John Doe, Trustee

          TRUST ACCOUNTS
          (1) ABC Trust                           Jane B. Doe, Trustee
          (2) Jane B. Doe, Trustee                Jane B. Doe
              u/t/d 12/28/78

          CUSTODIAL OR ESTATE ACCOUNTS
          (1) John B. Smith, Cust.                John B. Smith
              F/b/o John B. Smith, Jr. UGMA
          (2) John B. Smith                       John B. Smith, Jr., Executor

             [SUBJECT TO COMPLETION, May 24, 1999-PRELIMINARY COPY]

                 PROSPECTUS/PROXY STATEMENT DATED JUNE 25, 1999


                            Acquisition of Assets of


                       EVERGREEN SELECT EQUITY INCOME FUND

                                   a series of

                          Evergreen Select Equity Trust

                               200 Berkeley Street
                           Boston, Massachusetts 02116

                        By and in Exchange for Shares of


                        EVERGREEN SELECT CORE EQUITY FUND

                                   a series of

                          Evergreen Select Equity Trust

                               200 Berkeley Street
                           Boston, Massachusetts 02116


     This Prospectus/Proxy Statement is being sent to shareholders of Evergreen Select Equity Income Fund ("Equity Income Fund") to ask them to approve the Agreement and Plan of Reorganization (the "Plan") at a Special Meeting of Shareholders to be held on July 30, 1999 at 2:00 p.m. at the offices of the Evergreen Funds, 200 Berkeley Street, 26th Floor, Boston, Massachusetts 02116, and any adjournments thereof (the "Meeting").

     Under the Plan, Equity Income Fund will be merged into Evergreen Select Core Equity Fund ("Core Equity Fund"). This will be accomplished by Core Equity Fund acquiring all of the assets of Equity Income Fund in exchange for shares of Core Equity Fund. Along with acquiring the assets of Equity Income Fund, Core Equity Fund will also assume the identified liabilities of Equity Income Fund. This transaction will be referred to as the "Merger" for the rest of this Prospectus/Proxy Statement. Equity Income Fund and Core Equity Fund are sometimes referred to each as the "Fund" or together as the "Funds" in this Prospectus/Proxy Statement. After the Merger, Equity Income Fund shareholders will receive shares of Core Equity Fund and Equity Income Fund will be terminated. Equity Income Fund shareholders will receive Core Equity Fund shares that have the same description (i.e. Institutional or Institutional Service) and the same shareholder servicing-related fee, if any, as the shares they currently hold. Equity Income Fund shareholders will incur no fees in connection with receiving the Core Equity Fund shares. Equity Income Fund shareholders will receive Core Equity Fund shares that have the same aggregate net asset value as the shares they hold. The Merger is being structured as a tax-free reorganization for federal income tax purposes.

      Equity Income Fund and Core Equity Fund are each a separate series of Evergreen Select Equity Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The investment objective of Core Equity Fund is to seek long-term capital appreciation. The investment objective of Equity Income Fund is, primarily, to seek high current income and, secondarily, to seek long-term capital appreciation.

     This Prospectus/Proxy Statement, which should be kept for future reference, sets forth concisely the information about Core Equity Fund that Equity Income Fund shareholders should know before voting on the Merger. Certain relevant documents listed below, which have been filed with the Securities and Exchange Commission ("SEC"), are incorporated in whole or in part by reference to (which means, legally considered to be part of) this Prospectus/Proxy Statement. A Statement of Additional Information dated June 25, 1999 relating to this Prospectus/Proxy Statement and the Merger, which includes the most recent annual and semi-annual financial statements of Core Equity Fund and Equity Income Fund, has been filed with the SEC and is legally considered to be part of this Prospectus/Proxy Statement. A copy of such Statement of Additional Information is available upon request and without charge by writing to Core Equity Fund at 200 Berkeley Street, Boston, Massachusetts 02116 or by calling toll-free 1-800-645-7816.

     The two Prospectuses of Core Equity Fund, one offering Institutional shares and the other offering Institutional Service shares, dated November 1, 1998, its Annual Report for the fiscal year ended June 30, 1998 and its semi-annual report for the six month period ended December 31, 1998 are legally considered to be part of this Prospectus/Proxy Statement insofar as they relate to Core Equity Fund only and not to any other fund described therein. Along with this Prospectus/Proxy Statement, shareholders of Equity Income Fund will receive copies of the Prospectus pertaining to the class of shares of Core Equity Fund that they will receive as a result of the Merger. Additional information about Core Equity Fund is contained in its Statement of Additional Information dated November 1, 1998, which has been filed with the SEC and which is available upon request and without charge by writing to or calling Core Equity Fund at the address or telephone number listed in the paragraph above.

     The two Prospectuses of Equity Income Fund, one offering Institutional shares and the other offering Institutional Service shares, dated November 1, 1998, its Annual Report for the fiscal year ended June 30, 1998 and its semi-annual report for the six month period ended December 31, 1998 are legally considered to be part of this Prospectus/Proxy Statement insofar as they relate to Equity Income Fund only and not to any other fund described therein. Copies of the Prospectuses, the related Statement of Additional Information, the Annual Report for the fiscal year ended June 30, 1998 and the Semi-Annual Report for the six-month period ended December 31, 1998 are available upon request and without charge by writing to Equity Income Fund at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800-645-7816.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     The shares offered by this Prospectus/Proxy Statement are not deposits or obligations of any bank and are not insured or otherwise protected by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency and involve investment risk, including possible loss of capital.

                                TABLE OF CONTENTS

                                                                           Page
COMPARISON OF FEES AND EXPENSES..........................................

SUMMARY .................................................................
     Proposed Plan of Reorganization.....................................
     Tax Consequences....................................................
     Investment Objectives and Policies of the Funds.....................
     Comparative Performance Information for each Fund...................
     Management of the Funds.............................................
     Investment Advisor..................................................
     Administrator.......................................................
        Portfolio Management.............................................
     Distribution of Shares..............................................
     Purchase and Redemption Procedures..................................
     Exchange Privileges.................................................
     Dividend Policy.....................................................
     Risks...............................................................

REASONS FOR THE MERGER...................................................
     Agreement and Plan of Reorganization................................
     Federal Income Tax Consequences.....................................
     Pro-forma Capitalization............................................
     Shareholder Information.............................................

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES.........................

INFORMATION ON SHAREHOLDERS' RIGHTS......................................
     Form of Organization................................................
     Capitalization......................................................
     Shareholder Liability...............................................
     Shareholder Meetings and Voting Rights..............................
     Liquidation or Dissolution..........................................
     Liability and Indemnification of Trustees...........................

ADDITIONAL INFORMATION...................................................

VOTING INFORMATION CONCERNING THE MEETING................................

FINANCIAL STATEMENTS AND EXPERTS.........................................

LEGAL MATTERS............................................................

OTHER BUSINESS...........................................................

EXHIBIT A................................................................   A-1

EXHIBIT B................................................................   B-1

                         COMPARISON OF FEES AND EXPENSES


     The amounts of fees and expenses for Institutional and Institutional Service shares of Core Equity Fund and Equity Income Fund are set forth in the following tables and in the examples. The amounts given are based on the actual expenses of Core Equity Fund and Equity Income Fund for the twelve months ended December 31, 1998. The pro forma amounts for Institutional and Institutional Service shares of Core Equity Fund are based on what the estimated combined expenses of Core Equity Fund would have been for the twelve months ended December 31, 1998.


     The following tables show:

o the shareholder transaction expenses and annual fund operating expenses associated with an investment in the Institutional and Institutional Service shares each of Core Equity Fund and Equity Income Fund, and
o the shareholder transaction expenses and annual fund operating expenses associated with an investment in Institutional and Institutional Service shares of Core Equity Fund assuming the Merger takes place ("Core Equity Fund Pro Forma").



                                  Comparison of

       Institutional and Institutional Service Shares of Core Equity Fund

                                      With

      Institutional and Institutional Service Shares of Equity Income Fund

                              Core Equity Fund            Equity Income Fund
                         Institutional Institutional Institutional Institutional
                                        Service                     Service

Shareholder Transaction Expenses
Maximum Sales
   Load Imposed on
   Purchases (as a
   Percentage of
   Offering price)...........     N/A     N/A              N/A        N/A
Contingent Deferred
   Sales Charge (as
   a percentage of
   original purchase
   price or
   redemption
   proceeds,
   whichever is
   lower)....................     N/A      N/A             N/A        N/A



                                                Core Equity Fund                Equity Income Fund

                                            Institutional Institutional       Institutional Institutional
                                                          Service                           Service
Annual Fund Operating Expenses (as a
   Percentage of average daily net assets)
Management Fee............................     0.70%      0.70%               0.70%      0.70%
12b-1 Fees................................      N/A       0.25%                N/A       0.25%
Other Expenses............................     0.09%      0.09%               0.15%      0.15%
                                               -----      -----               -----      -----
Annual Fund Operating Expenses (1)........     0.79%      1.04%               0.85%      1.10%



                                                    Core Equity Fund Pro Forma

                                                   Institutional   Institutional
                                                                     Service

Shareholder Transaction Expenses

Maximum Sales Load Imposed on Purchases (as a
   percentage of offering price)...................   N/A              N/A
Contingent Deferred Sales Charge (as a percentage
   of original purchase price or redemption
   proceeds, whichever is lower)...................   N/A              N/A


Annual Fund Operating Expenses (as a
   percentage of average daily net assets)
Management Fee.....................................  0.70%            0.70%
12b-1 Fees.........................................   N/A             0.25%
Other Expenses.....................................  0.09%            0.09%
                                                     -----            -----
Annual Fund Operating Expenses (2).................  0.79%            1.04%

     (1) FCG, the investment advisor of each Fund, has agreed to voluntarily waive a portion of each Fund's management fee in addition to limiting expenses. Including such waivers and reimbursements, Annual Fund Operating Expenses were as follows: Core Equity Fund Institutional shares: 0.69%, Core Equity Fund Institutional Service shares: 0.94%, Equity Income Fund Institutional shares: 0.75%, Equity Income Fund Institutional Service shares: 1.00%.

     (2) FCG, the investment advisor of the Core Equity Fund after the proposed Merger, has agreed to voluntarily waive a portion of the Fund's management fee in addition to limiting expenses. Including such waivers and reimbursements, Annual Fund Operating Expenses would have been as follows:
     Institutional shares 0.69%, Institutional Service shares 0.94%.

Examples. The following tables show for Core Equity Fund and Equity Income Fund, and for Core Equity Fund pro forma, assuming the Merger takes place, examples of the cumulative effect of shareholder transaction expenses and annual fund operating expenses indicated above on a $10,000 investment in each class of shares for the periods specified, assuming (i) a 5% annual return, and (ii) redemption at the end of such period.

                                             Core Equity Fund

                                              Three   Five
                                     One Year Years  Years  Ten Years
Institutional......................     $81   $252   $439     $978
Institutional Service..............    $106   $331   $574   $1,271


                                           Equity Income Fund
                                              Three   Five
                                     One Year Years  Years  Ten Years
Institutional......................     $87   $271   $471   $1,049
Institutional Service..............    $112   $350   $606   $1,340


                                       Core Equity Fund Pro Forma
                                              Three   Five
                                     One Year Years  Years  Ten Years
Institutional......................    $81   $252   $439     $978
Institutional Service..............   $106   $331   $574   $1,271

                                     SUMMARY

     This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectuses of Core Equity Fund and Equity Income Fund dated November 1, 1998 (which are legally considered to be a part of this Prospectus/Proxy Statement) and the Plan, the form of which is attached to this Prospectus/Proxy Statement as Exhibit A.


Proposed Plan of Reorganization

     The Plan generally provides for the following:

o       the  transfer  of all of the  assets of  Equity  Income
              Fund in exchange for shares of Core Equity Fund, and

o       the assumption by Core Equity Fund of the  identified  liabilities of Equity Income Fund. (The identified liabilities consist only of those liabilities reflected on Equity Income Fund's statement of assets and liabilities determined immediately preceding the Merger.)

     The Plan also calls for the distribution of shares of Core Equity Fund to Equity Income Fund's shareholders in liquidation of Equity Income Fund as part of the Merger. After the Merger, the shareholders of Equity Income Fund will own Corresponding Shares of Core Equity Fund having the same aggregate net asset value as that of the shareholders' shares of Equity Income Fund, as of the close of business immediately prior to the date that Equity Income Fund's assets are
exchanged   for   shares  of  Core   Equity   Fund.   See  "Reasons   for  the
Merger--Agreement and Plan of Reorganization."

     The Trustees of Evergreen Select Equity Trust, including the Trustees who are not "interested persons," as such term is defined in the 1940 Act (the "Independent Trustees"), have concluded that the Merger would be in the best interests of Equity Income Fund's shareholders, and that their interests will not be diluted as a result of the Merger. Accordingly, the Trustees have submitted the Plan for the approval of Equity Income Fund's shareholders.


             THE BOARD OF TRUSTEES OF EVERGREEN SELECT EQUITY TRUST
            RECOMMENDS APPROVAL BY SHAREHOLDERS OF EQUITY INCOME FUND
                        OF THE PLAN EFFECTING THE MERGER.

     The Trustees of Evergreen Select Equity Trust have also approved the Plan on behalf of Core Equity Fund.

     Approval of the Merger will require the following:

o In order to have the Meeting, at least 25% (a "quorum") of the outstanding shares of Equity Income Fund entitled to vote must be represented at the Meeting in person or by shareholders sending in a proxy card.

o All classes of Equity Income Fund will vote together as if they were a single class.

o A majority (greater than 50%) of Equity Income Fund shares voted must vote FOR the Merger.

      See "Voting Information Concerning the Meeting."

     The Merger is scheduled to take place on or about July 30, 1999. If Equity Income Fund shareholders do not vote to approve the Merger, the Trustees will consider other possible courses of action in the best interests of shareholders.



Tax Consequences

     Prior to or at the completion of the Merger, Equity Income Fund will have received an opinion of Sullivan & Worcester LLP that the Merger has been structured so that no gain or loss will be realized by the Fund or its shareholders for federal income tax purposes as a result of receiving Core Equity Fund shares in connection with the Merger. The holding period and aggregate tax basis of shares of Core Equity Fund that are received by Equity Income Fund's shareholders will be the same as the holding period and aggregate tax basis of shares of the Fund previously held by such shareholders, provided that shares of the Fund are held as capital assets. In addition, the holding period and tax basis of the assets of Equity Income Fund in the hands of Core Equity Fund as a result of the Merger will be the same as in the hands of the Fund immediately prior to the Merger, and no gain or loss will be recognized by Core Equity Fund upon the receipt of the assets of the Fund in exchange for shares of Core Equity Fund and the assumption by Core Equity Fund of Equity Income Fund's identified liabilities.



Investment Objectives and Policies of the Funds

     The investment objective of Core Equity Fund is to seek long-term capital appreciation. The Fund invests at least 65% of its total assets in common stocks of U.S. companies. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth-oriented equity securities.

     The investment objective of Equity Income Fund is to seek high current income as a primary investment objective, and long-term capital appreciation as a secondary objective. The Fund invests at least 65% of its total assets in income-producing equity securities that are generally characterized by having below-average price to earnings ratios and higher dividend yields relative to their industry groups. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth-oriented equity securities.


Comparative Performance Information for each Fund

     Discussions of the manner of calculation of total return are contained in the Prospectuses and Statement of Additional Information of the Funds. The following tables set forth, as applicable, the total return of the Institutional and Institutional Service shares of Core Equity Fund and Equity Income Fund for the periods of time specified below. The calculations of total return assume the reinvestment of all dividends and capital gains distributions on the reinvestment date and the deduction of all recurring expenses that were charged to shareholders' accounts.

                           Average Annual Total Return


                          1 Year Ended   5 Years Ended    10 Years        From Inception     Inception
                          December 31,   December 31,      Ended          To December 31,    Date of
                              1998          1998       December 31, 1998     1998            Class
                          -----------    -----------   -----------------  --------------     --------
                          C>
Core Equity Fund(1)
Institutional shares......
                             12.96%        17.97%        15.22%              15.59%          11/24/97
Institutional Service
shares...................... 12.72%        17.71%        14.95%              15.31%          2/4/98


Equity Income Fund(2)
Institutional shares........ -3.24%        13.29%        12.44%              14.01%          11/24/97

Institutional Service
shares...................... -3.41%        13.03%        12.17%              13.74%          3/11/98


     (1) Historical performance shown for Institutional Service shares from 11/24/97 to its inception date of 2/4/98 is based on the performance of Institutional shares and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Institutional Service shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower. Prior to 11/24/97, the returns for Institutional shares and Institutional Service shares are based on the Fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the 1940 Act and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected. Performance for the CTF has been adjusted to include the effect of estimated mutual fund class gross expense ratios at the time the Fund was converted to a mutual fund. If fee waivers and expense reimbursements had been calculated into the mutual fund class expense ratio, the total returns would be as follows: Institutional shares 5 year =18.07%, 10 year =15.32% and since 12/31/81 =15.69%;
     Institutional Service shares 5 Year =17.80%, 10 Year =15.05% and since 12/31/81 =15.42%.

     (2) Historical performance shown for Institutional Service shares from 11/24/97 to its inception date of 3/11/98 is based on the performance of Institutional shares and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Institutional Service shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower. Prior to 11/24/97, the returns for Institutional shares and Institutional Service shares are based on the Fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the 1940 Act and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected. Performance for the CTF has been adjusted to include the effect of estimated mutual fund class gross expense ratios at the time the Fund was converted to a mutual fund. If fee waivers and expense reimbursements had been calculated into the mutual fund class expense ratio, the total returns would be as follows: Institutional shares 5 year =13.38% 10 year =12.54% and since 12/31/78 =14.12%;
     Institutional Service shares 5 Year =13.12%, 10 Year =12.27% and since 12/31/78 =13.84%.

     Important information about Core Equity Fund (formerly named Evergreen Select Common Stock Fund) is also contained in management's discussion of Core Equity Fund's performance, attached hereto as Exhibit B. This information also appears in Core Equity Fund's most recent Annual Report.


Management of the Funds

     The overall management of Core Equity Fund and of Equity Income Fund is the responsibility of, and is supervised by, the Board of Trustees of Evergreen Select Equity Trust.



Investment Advisor

     The investment advisor to Core Equity Fund and Equity Income Fund is First Capital Group ("FCG"). FCG is a division of First Union National Bank ("FUNB"). FUNB is a subsidiary of First Union Corporation ("First Union"), the 6th largest bank holding company in the United States based on total assets of $223 billion as of March 31, 1999. FCG with its predecessors, has been managing money for over 50 years and currently manages $28.8 billion in assets for 44 of the Evergreen Funds as of March 31, 1999. FCG is located at 201 South College Street, Charlotte, North Carolina 28288-0630. For further information regarding FCG, FUNB and First Union, see "Fund Organization and Service Providers - Advisors" in the Prospectuses of Core Equity Fund and Equity Income.

     FCG manages investments and supervises the daily business affairs of Core Equity Fund and Equity Income Fund subject to the authority of the Trustees. FCG is entitled to receive from each of the Funds an annual fee equal to 0.70% of the Fund's average daily net assets.

     FCG may, at its discretion, reduce or waive its fee or reimburse a Fund for certain of its other expenses in order to reduce its expense ratios. Currently, FCG has voluntarily agreed to reduce its advisory fee for the Funds, resulting in a net advisory fee of 0.60% with respect to Core Equity Fund and 0.60% with respect to Equity Income Fund. FCG may also reduce or cease these voluntary waivers and reimbursements at any time. After the Merger, FCG has agreed to voluntarily waive a portion of the management fee in addition to limiting expenses, resulting in the Annual Fund Operating Expenses being limited to 0.70% for the Institutional shares and 0.95% for the Institutional Service Shares.

     Year 2000 Risks. Like other investment companies, financial and business organizations and individuals around the world, Core Equity Fund could be adversely affected if the computer systems used by FCG and the Fund's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the `'Year 2000 Problem." FCG is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund. In addition, issuers of securities in which the Fund invests may be adversely affected by Year 2000 problems. Such problems could negatively impact the value of the Fund's portfolio securities.


Administrator

     Evergreen Investment Services, Inc. (EIS"), 200 Berkeley Street, Boston, Massachusetts 02116-5034, serves as administrator to Core Equity Fund and Equity Income Fund, subject to the supervision and control of the Trustees. EIS provides the Funds with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of each Fund at a rate based on the total assets of all the mutual funds administered by EIS for which any affiliate of FUNB serves as investment advisor. The administration fee is calculated in accordance with the following schedule: 0.50% on the first $7 billion, 0.35% on the next $3 billion, 0.30% on the next $5 billion, 0.20% on the next $10 billion, 0.015% on the next $5 billion, and 0.10% on assets in excess of $30 billion.


Portfolio Management

    The day-to-day management of Core Equity Fund is handled by Mark C. Sipe and Hanspeter Giger. Mark Sipe is a Senior Vice President of FUNB, and Director of Equity Management for First Investment Advisors, the investment group at FUNB responsible for managing private capital portfolios. He has over 20 years investment experience, 16 years with FUNB. He has managed or co-managed the Fund since 1994. Aside from co-managing the Fund, Mr. Sipe is responsible for the oversight of equity research efforts and all equity investment processes. Hanspeter Giger has 13 years of investment management experience. He joined FUNB as an Equity Analyst in 1987. For the past five years Mr. Giger has been Director of Equity Research, responsible for overseeing and coordinating FUNB's Investment Research/Core Team, in addition to co-managing the Fund.


Distribution of Shares

     Evergreen Distributor, Inc. (`'EDI"), an affiliate of BISYS Fund Services ("BISYS"), acts as underwriter of shares of Core Equity Fund and Equity Income Fund. EDI distributes each Fund's shares directly or through broker-dealers, banks (including FUNB), or other financial intermediaries. Each Fund offers two classes of shares: Institutional and Institutional Service. Each Fund has a distribution arrangement with EDI with respect to its Institutional Service shares and bears its own distribution expenses. (See "Shareholder Servicing-Related Expenses" below.)

     In the proposed Merger, Equity Income Fund shareholders will receive the Corresponding Shares of Core Equity Fund. Any Institutional Service shares of Core Equity Fund that Equity Income Fund shareholders receive will have identical arrangements with respect to the imposition of Rule 12b-1 service fees as the shares they currently hold. The Merger will be effected at net asset value.

     Institutional and Institutional Service shares of Core Equity Fund and Equity Income Fund have no initial or contingent deferred sales charges. Institutional Service shares of both Funds are subject to an annual service fee of up to 0.25% of the average daily net assets of the class for personal services rendered to shareholders and/or the maintenance of accounts. A more detailed description of the distribution arrangements applicable to Institutional Service shares can be found below and is contained in the Core Equity Fund and Equity Income Fund Prospectuses and in the Funds' Statement of Additional Information.


Shareholder Servicing-Related Expenses.

     Each Fund has adopted a Rule 12b-1 plan with respect to its Institutional Service shares under which the Class may pay for shareholder servicing-related expenses at an annual rate which may not exceed 0.75% of the average daily net assets attributable to the class. Payments with respect to Institutional Service shares are currently limited to 0.25% of average daily net assets attributable to the class. This amount may be increased to the full plan rate for each Fund by the Trustees without shareholder approval. Consistent with the requirements of Rule 12b-1 and the applicable rules of the National Association of Securities Dealers, Inc., following the Merger, Core Equity Fund may make shareholder servicing-related payments with respect to Equity Income Fund shares sold prior to the Merger.

     Additional information regarding the Rule 12b-1 plans adopted by each Fund with respect to its Institutional Service shares is included in its Prospectuses and Statement of Additional Information.

     No 12b-1 plan has been adopted for the Institutional shares of either Fund.


Purchase and Redemption Procedures

     Information concerning applicable shareholder servicing-related fees is provided above. Investments in the Funds are not insured. The minimum initial purchase requirement for each Fund is $1 million, which may be waived in certain situations. There is no minimum for subsequent purchases of shares of either Fund. For more information, see "How To Buy Shares--Offering Price and Other Purchase Information" on the Funds' Prospectuses. Each Fund provides for telephone, mail or wire redemption of shares at net asset value, as next determined after receipt of a redemption request on each day the New York Stock Exchange ("NYSE") is open for trading. Additional information concerning purchases and redemptions of shares, including how each Fund's net asset value is determined, is contained in the Funds' Prospectuses. The Funds may, at their discretion, pay your redemption proceeds with securities instead of cash. However, each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets during any 90 day period for any one shareholder. All funds invested in each Fund are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.


Exchange Privileges

     Holders of shares of a class of each Fund may exchange their shares for shares of the same class of any other Evergreen Select Fund. Each Fund limits exchanges to five per calendar year and three per calendar quarter. An exchange which represents an initial investment in another Evergreen Select Fund must amount to at least $1 million. The current exchange privileges, and the requirements and limitations attendant thereto, are described in the Funds' Prospectuses and Statement of Additional Information.


Dividend Policy

     Each Fund declares and pays dividends from its net investment income monthly. Each Fund pays shareholders its net capital gains at least once a year. Shareholders begin to earn dividends on the first business day after shares are purchased unless shares were not paid for, in which case dividends are not earned until the next business day after payment is received. Dividends and distributions are reinvested in additional shares of the same class of the respective Fund, or paid in cash, as a shareholder has elected. See the Funds' Prospectuses for further information concerning dividends and distributions.

     After the Merger, shareholders of Equity Income Fund who have elected to have their dividends and/or distributions reinvested will have dividends and/or distributions received from Core Equity Fund reinvested in shares of Core Equity Fund. Shareholders of Equity Income Fund who have elected to receive dividends and/or distributions in cash will receive dividends and/or distributions from Core Equity Fund in cash after the Merger, although they may, after the Merger, elect to have such dividends and/or distributions reinvested in additional shares of Core Equity Fund.

     Each of Core Equity Fund and Equity Income Fund has qualified and intends to continue to qualify to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). While so qualified, so long as each Fund distributes all of its net investment company taxable income and any net realized gains to shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts so distributed. A 4% nondeductible excise tax will be imposed on amounts not distributed if a Fund does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.


Risks

     Many of the risks involved in investing in each Fund's shares are similar. There is no assurance that investment performances will be positive and that the Funds will meet their investment objectives. For a discussion of each Fund's objectives and policies, see "Comparison of Investment Objectives and Policies."

     Both Funds invest substantially all of their assets in common stocks. Investments in stocks are subject to market risk, which is the possibility that stock prices in general will decline over short or even extended periods. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. A Fund's investment in equity securities will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the value of and dividend yield and total return earned on an investment in a Fund would likely decline. Even if general economic conditions do not change, an investment in a Fund may decline in value if the particular industries, issues or sectors the Fund invests in do not perform well.

     Since Equity Income Fund seeks high current income by investing in income producing equity securities, it is subject to interest rate risk. When interest rates go up, the value of dividend-paying stocks tend to fall, which decrease the value of the Fund. Since Equity Income Fund invests in stocks that are purchased for yield, when interest rates rise, share prices may decline resulting in a loss of value to the Fund shares.

     Both the Funds may invest up to 10% of their assets in foreign securities, including securities issued by foreign branches of U.S. banks and foreign banks, Canadian commercial paper and Europaper (U.S. dollar-denominated commercial paper of foreign issuers), American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. The Funds may also buy and sell futures and options on futures relating to foreign currencies. There are special risks associated with international investing which include:

     (1) Currency Risk - The possibility that changes in foreign exchange rates will affect, favorably or unfavorably, the value of foreign securities;

     (2) Volatility - Investments in foreign stock markets can be more volatile than investments in U.S. markets. Diplomatic, political or economic developments could affect investment in foreign countries;

     (3) Expense Considerations - Fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements for handling U.S. securities of equal value;

     (4) Foreign Taxes - Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the securities comprising the portfolio; and

     (5) Regulatory Environment - Foreign companies generally are not subjected to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the U.S. Foreign branches of U.S. banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S banks and U.S. domestic issuers.

     The risks involved in the above mentioned strategies are further described in the Prospectuses and Statement of Additional Information of the Funds.



                             REASONS FOR THE MERGER


     At a special meeting held on May 14, 1999, all of the Trustees of Evergreen Select Equity Trust, including the Independent Trustees, considered and approved the Merger as in the best interests of shareholders of Equity Income Fund and determined that the interests of existing shareholders of Equity Income Fund will not be diluted as a result of the transactions contemplated by the Merger. During their consideration of the Merger, the Trustees met with Fund counsel to the Independent Trustees regarding the legal issues involved.

     Before approving the Plan, the Trustees reviewed various factors about the Funds and the proposed Merger. The Trustees considered among other things:

     o    the terms and conditions of the Merger;

     o whether the Merger would result in the dilution of shareholders' interests;

     o expense ratios, fees and expenses of Core Equity Fund and Equity Income Fund;

     o    the  comparative   performance   records  of  each  of  the  Funds;  o
          compatibility of their investment objectives and policies;

     o    the investment experience, expertise and resources of FCG;

     o the service and distribution resources available to the Evergreen Funds and the broad array of investment alternatives available to shareholders of the Evergreen Funds;

     o    the  personnel  and  financial   resources  of  First  Union  and  its
          affiliates;

     o the fact that FUNB will bear the expenses incurred by Equity Income Fund in connection with the Merger;

     o the fact that Core Equity Fund will assume the identified liabilities of Equity Income Fund;

     o    the expected federal income tax consequences of the Merger; and

     o    alternatives   available  to   shareholders  of  Equity  Income  Fund,
          including the ability to redeem their shares.


     In approving the Merger, the Trustees considered in particular the relative size of Equity Income Fund and compared the expenses of the Funds and their historical performance returns. The Trustees also evaluated the potential economies of scale associated with larger mutual funds and concluded that operational efficiencies may be achieved by combining Equity Income Fund with Core Equity Fund. As of April 30, 1999, Equity Income Fund's total assets were approximately $160.2 million and Core Equity Fund's total assets were approximately $1,896.1 million. (The annual expenses of Equity Income Fund are currently running, and for the past two years have run, higher than those of Core Equity Fund.) The Trustees also compared the relative performance of the Funds. Core Equity Fund's performance has consistently been higher than the performance of Equity Income Fund. See "Comparison of Fees and Expenses" and "Comparative Performance Information for each Fund".


                 THE TRUSTEES OF EVERGREEN SELECT EQUITY TRUST
                       RECOMMEND THAT THE SHAREHOLDERS OF
                           EQUITY INCOME FUND APPROVE
                              THE PROPOSED MERGER.

Agreement and Plan of Reorganization

     The following summary is qualified in its entirety by reference to the Plan (Exhibit A hereto).

     The Plan provides that Core Equity Fund will acquire all of the assets of Equity Income Fund in exchange for shares of Core Equity Fund and the assumption by Core Equity Fund of the identified liabilities of Equity Income Fund on or about July 30, 1999 or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, Equity Income Fund will endeavor to discharge all of its known liabilities and obligations. Core Equity Fund will not assume any liabilities or obligations of Equity Income Fund other than those reflected in an unaudited statement of assets and liabilities of Equity Income Fund prepared as of the close of regular trading on the NYSE, currently 4:00 p.m. Eastern time, on the business day immediately prior to the Closing Date. The number of full and fractional shares of each class of Core Equity Fund to be received by the shareholders of Equity Income Fund will be determined by multiplying the respective outstanding class of shares of Equity Income Fund by a factor which shall be computed by dividing the net asset value per share of the respective class of shares of Equity Income Fund by the net asset value per share of the respective class of shares of Core Equity Fund. Such computations will take place as of the close of regular trading on the NYSE on the business day immediately prior to the Closing Date. The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

     State Street Bank and Trust Company, the custodian for the Funds, will compute the value of each Fund's respective portfolio securities. The method of valuation employed will be consistent with the procedures set forth in the Prospectuses and Statement of Additional Information of Core Equity Fund, Rule 22c-1 under the 1940 Act, and with the interpretations of such Rule by the SEC's Division of Investment Management.

     At or prior to the Closing Date, Equity Income Fund will have declared a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to the Fund's shareholders (in shares of the Fund, or in cash, as the shareholder has previously elected) all of the Fund's net investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryforward).

     As soon after the Closing Date as conveniently practicable, Equity Income Fund will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the full and fractional shares of Core Equity Fund received by Equity Income Fund. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of Equity Income Fund's shareholders on Core Equity Fund's share records of its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of Core Equity Fund due to the Fund's shareholders. All issued and outstanding shares of Equity Income Fund, including those represented by certificates, will be canceled. The shares of Core Equity Fund to be issued will have no preemptive or conversion rights. After these distributions and the winding up of its affairs, Equity Income Fund will be terminated.

     The consummation of the Merger is subject to the conditions set forth in the Plan, including approval by Equity Income Fund's shareholders, accuracy of various representations and warranties and receipt of opinions of counsel, including opinions with respect to those matters referred to in `'Federal Income Tax Consequences" below. Notwithstanding approval of Equity Income Fund's shareholders, the Plan may be terminated (a) by the mutual agreement of Equity Income Fund and Core Equity Fund; or (b) at or prior to the Closing Date by either party (i) because of a breach by the other party of any representation, warranty, or agreement contained therein to be performed at or prior to the Closing Date if not cured within 30 days, or (ii) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

     Whether or not the Merger is consummated, FUNB will pay the expenses incurred by Equity Income Fund in connection with the Merger. No portion of the expenses will be borne directly or indirectly by Equity Income Fund or its shareholders.

     If Equity Income Fund shareholders do not approve the Merger, the Trustees will consider other possible courses of action which may be in the best interests of shareholders.

Federal Income Tax Consequences

     The Merger is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Code. As a condition to the closing of the Merger, Equity Income Fund will receive an opinion of Sullivan & Worcester LLP to the effect that, on the basis of the existing provisions of the Code,

     The purpose of the foregoing examples is to assist Equity Income Fund shareholders in understanding the various costs and expenses that an investor in Core Equity Fund as a result of the Merger would bear directly and indirectly, as compared with the various direct and indirect expenses currently borne by a shareholder in Equity Income Fund. These examples should not be considered a representation of past or future expenses or annual return. Actual expenses may be greater or less than those shown.

     (1) The transfer of all of the assets of Equity Income Fund solely in exchange for shares of Core Equity Fund and the assumption by Core Equity Fund of the identified liabilities, followed by the distribution of Core Equity Fund's shares in dissolution and liquidation of Equity Income Fund, will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code, and Core Equity Fund and Equity Income Fund will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

     (2) No gain or loss will be recognized by Equity Income Fund on the transfer of all of its assets to Core Equity Fund solely in exchange for Core Equity Fund's shares and the assumption by Core Equity Fund of the identified liabilities of Equity Income Fund or upon the distribution of Core Equity Fund's shares to Equity Income Fund's shareholders in exchange for their shares of Equity Income Fund;

     (3) The tax basis of the assets transferred will be the same to Core Equity Fund as the tax basis of such assets to Equity Income Fund immediately prior to the Merger, and the holding period of such assets in the hands of Core Equity Fund will include the period during which the assets were held by Equity Income Fund;

     (4) No gain or loss will be recognized by Core Equity Fund upon the receipt of the assets from Equity Income Fund solely in exchange for the shares of Core Equity Fund and the assumption by Core Equity Fund of the identified liabilities of Equity Income Fund;

     (5) No gain or loss will be recognized by Equity Income Fund's shareholders upon the issuance of the shares of Core Equity Fund to them, provided they receive solely such shares (including fractional shares) in exchange for their shares of Equity Income Fund; and

     (6) The aggregate tax basis of the shares of Core Equity Fund, including any fractional shares, received by each of the shareholders of Equity Income Fund pursuant to the Merger will be the same as the aggregate tax basis of the shares of Equity Income Fund held by such shareholder immediately prior to the Merger, and the holding period of the shares of Core Equity Fund, including fractional shares, received by each such shareholder will include the period during which the shares of Equity Income Fund exchanged therefor were held by such shareholder (provided that the shares of Equity Income Fund were held as a capital asset on the date of the Merger).


     Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If a Merger is consummated but does not qualify as a tax-free reorganization under the Code, a shareholder of Equity Income Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Fund shares and the fair market value of Core Equity Fund shares he or she received. Shareholders of Equity Income Fund should consult their tax advisers regarding the effect, if any, of the proposed Mergers in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Merger, shareholders of Equity Income Fund should also consult their tax advisers as to the state and local tax consequences, if any, of the Merger.

     As of April 30, 1999, Equity Income Fund had a capital loss carryforward of approximately $678,000. The utilization of the capital loss carryforward by Core Equity Fund following the merger will be subject to various limitations, which cannot be calculated precisely at this time. On a proforma basis, the limitations would be approximately as follows:

     o For Core Equity Fund's taxable year which includes the merger date, utilization of the capital loss carryforward would be limited to Core Equity Fund's net capital gain for the year multiplied by a fraction, the numerator of which is the days in the taxable year following the merger date and the denominator of which is 365.

     o The capital loss carryforwards may be used only to offset gains attributable to post-merger appreciation of the combined assets and pre-merger appreciation of Equity Income Fund's assets. This limitation expires after five years.

     The foregoing limitations must be applied independently, and the lowest of the calculated limitations will apply in any year.


Pro-forma Capitalization


         The following table sets forth the capitalization of Core Equity Fund and Equity Income Fund as of December 31, 1998 and the capitalization of Core Equity Fund on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 0.929 and 0.991 for Institutional and Institutional Service shares, respectively, of Core Equity Fund Shares issued for each Institutional and Institutional Service share, respectively, of Equity Income Fund.


                       Capitalization of Core Equity Fund,
                       Equity Income Fund and Core Equity
                                Fund (Pro Forma)

                                Core Equity      Income Equity       Core Equity
                                    Fund             Fund               Fund
                                                                    (After Merger)
                               ---------------  --------------      ---------------
Net Assets
   Institutional.............. $1,868,254,237   $  186,810,374       $2,055,064,611
   Institutional Service...... $   24,583,510   $    1,429,038       $   26,012,548
                               --------------   --------------       --------------
   Total Net Assets........... $1,892,837,747   $  188,239,412       $2,081,077,159
                               ==============   ==============       ==============
Net Asset Value Per Share
     Institutional............        $85.00          $78.94            $85.00
     Institutional Service....        $79.73          $78.98            $79.73

Shares Outstanding
     Institutional............     21,978,928        2,366,384          24,176,603
     Institutional Service....        308,337           18,093             326,259
                                   ----------        ---------          ----------
     All Classes..............     22,287,265        2,384,477          24,502,862
                                   ==========        =========          ==========


     The pro forma capitalization data does not reflect the effect of the proposed acquisition of common trust fund assets managed by CoreStates Advisors on July 9, 1999.

     The table set forth above should not be relied upon to reflect the number of shares to be received in the Merger; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Merger.


Shareholder Information

     As of May 28, 1999 (the "Record Date"), the following number of each class of shares of beneficial interest of Equity Income Fund was outstanding:


          Class of Shares
          Institutional .................
          Institutional Service .......
          All Classes........................

     As of the "Record Date", the officers and Trustees of Evergreen Select Equity Trust beneficially owned as a group less than 1% of the outstanding shares of Equity Income Fund. To Evergreen Select Equity Trust's knowledge, the following persons owned beneficially or of record more than 5% of Equity Income Fund's total outstanding shares as of the "Record Date":


                                                                                   Percentage of  Percentage of
                                                                                     Shares of      Shares of
                                                                                   Class Before    Class After
                           Name and         Class         No. of Shares               Merger         Merger
                            Address
                        [ to be supplied]


                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     The following discussion is based upon and qualified in its entirety by the descriptions of the respective investment objectives, policies and restrictions set forth in the Prospectuses and Statement of Additional Information of the Funds. The investment objectives, policies and restrictions of each Fund can be found in the Prospectuses for Core Equity Fund and Equity Income Fund under the caption "Fund Descriptions." The Prospectuses for Core Equity Fund and Equity Income Fund also offer additional funds advised by FUNB or its affiliates. These additional funds are not involved in the Merger, their investment objectives and policies are not discussed in this Prospectus/Proxy Statement and their shares are not offered hereby. The investment objective of each Fund is non-fundamental and can be changed by the Board of Trustees without shareholder approval.

     The investment objective of Core Equity Fund is to seek long-term capital appreciation. The Fund invests at least 65% of its total assets in common stocks of U.S. companies. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth-oriented equity securities.

     The investment objective of Equity Income Fund is to seek high current income, primarily, and long-term capital appreciation secondarily. The Fund invests at least 65% of its total assets in income-producing equity securities that are generally characterized by having below-average price to earnings ratios and higher dividend yields relative to their industry groups. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth oriented equity securities.

     Long-term capital appreciation is a focus of each Fund's investment objective. Core Equity Fund seeks long-term capital appreciation as its primary objective, while Equity Income Fund seeks long-term capital appreciation secondarily to high current income. The Funds' investment policies are similar in that both Funds base policies of stock selection on a diversified style of equity management that allows it to invest in both value and growth-oriented equity securities, and both Funds invest substantially all of their assets in common stocks of companies which have potential for growth. However, the primary investment goal of Equity Income Fund is income, while Core Equity Fund's primary investment goal is capital appreciation.

     The characteristics of each investment policy and the associated risks are described in the Funds' Prospectuses and in the Statement of Additional Information. The Funds have other investment policies and restrictions which are also set forth in the Statement of Additional Information.



                       INFORMATION ON SHAREHOLDERS' RIGHTS

Form of Organization

     Evergreen Select Equity Trust is an open-end management investment company registered with the SEC under the 1940 Act, which continuously offers shares to the public. Evergreen Select Equity Trust is organized as a Delaware business trust and is governed by its Declaration of Trust, By-Laws, a Board of Trustees and by applicable Delaware and federal law. Core Equity Fund and Equity Income Fund are series of Evergreen Select Equity Trust.


Capitalization

     The beneficial interests in Core Equity Fund and Equity Income Fund are represented by an unlimited number of transferable shares of beneficial interest, $.001 par value per share. Evergreen Select Equity Trust's Declaration of Trust permits the Trustees to allocate shares into an unlimited number of series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by either Fund. Each Fund's shares represent equal proportionate interests in the assets belonging to the Fund. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by class, as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class and by Fund as to matters, such as approval of or amendments to investment advisory agreements or proposed mergers, that affect only their particular Fund.



Shareholder Liability

     Under Delaware law, shareholders of a Delaware business trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. No similar statutory or other authority limiting business trust shareholder liability exists in any other state. As a result, to the extent that Evergreen Select Equity Trust or a shareholder is subject to the jurisdiction of courts in those states, it is possible that a court may not apply Delaware law, and may thereby subject shareholders of Evergreen Select Equity Trust to liability. To guard against this risk, the Declaration of Trust of Evergreen Select Equity Trust: (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of Evergreen Select Equity Trust incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (I) the court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the risk of personal liability to a shareholder of Evergreen Select Equity Trust is remote.



Shareholder Meetings and Voting Rights


     Evergreen Select Equity Trust on behalf of Core Equity Fund and Equity Income Fund is not required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of Evergreen Select Equity Trust. In addition, Evergreen Select Equity Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Evergreen Select Equity Trust does not currently intend to hold regular shareholder meetings. Cumulative voting is not permitted. Except when a larger quorum is required by applicable law, with respect to both Funds, 25% of the outstanding shares entitled to vote constitutes a quorum for consideration of such matter. For each Fund, a majority (greater than 50%) of the votes cast and entitled to vote is sufficient to act on a matter (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

     Under the Declaration of Trust of Evergreen Select Equity Trust, each share of Core Equity Fund and Equity Income Fund will be entitled to one vote for each dollar of net asset value applicable to such share.



Liquidation or Dissolution

     In the event of the liquidation of Core Equity Fund or Equity Income Fund, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to such Fund or attributable to the class over the liabilities belonging to the Fund or attributable to the class. In either case, the assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares of a class of the Fund held by them and recorded on the books of the Fund.


Liability and Indemnification of Trustees


     Under the Declaration of Trust of Evergreen Select Equity Trust, a Trustee is liable to the Trust and its shareholders only for such Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or the discharge of such Trustee's functions. As provided in the Declaration of Trust, each Trustee of the Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee (i) did not act in good faith in the reasonable belief that such Trustee's action was in or not opposed to the best interests of the Trust; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's duties; and (iii) in a criminal proceeding, had reasonable cause to believe that such Trustee's conduct was unlawful (collectively, "disabling conduct"). A determination that the Trustee did not engage in disabling conduct and is, therefore, entitled to indemnification may be based upon the outcome of a court action or administrative proceeding or by (a) a vote of a majority of those Trustees who are neither "interested persons" within the meaning of the 1940 Act nor parties to the proceeding or (b) an independent legal counsel in a written opinion. The Trust may also advance money for such litigation expenses provided that the Trustee undertakes to repay the Trust if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

     The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust of Evergreen Select Equity Trust, its By-Laws and Delaware law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust, By-Laws and Delaware law directly for more complete information.



                             ADDITIONAL INFORMATION


     Core Equity Fund. Information concerning the operation and management of Core Equity Fund is incorporated herein by reference from the Prospectuses dated November 1, 1998, copies of which are enclosed, and the Statement of Additional Information of the same date. A copy of such Statement of Additional Information is available upon request and without charge by writing to Core Equity Fund at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800-645-7816.

     Equity Income Fund. Information about the Fund is included in its current Prospectuses dated November 1, 1998 and in the Statement of Additional Information of the same date, that have been filed with the SEC, all of which are incorporated herein by reference. Copies of the Prospectuses and Statement of Additional Information are available upon request and without charge by writing to Equity Income Fund at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800-645-7816.

     Core Equity Fund and Equity Income Fund are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy material, and charter documents with the SEC. These items can be inspected and copies obtained at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois 60661-2511 and Seven World Trade Center, Suite 1300, New York, New York 10048.

     The SEC maintains a Web site (http://www.sec.gov) that contains the Funds' Statement of Additional Information and other material incorporated by reference herein together with other information regarding Core Equity Fund and Equity Income Fund.



                    VOTING INFORMATION CONCERNING THE MEETING


     This Prospectus/Proxy Statement is being sent to shareholders of Equity Income Fund in connection with a solicitation of proxies by the Trustees of Evergreen Select Equity Trust, to be used at the Special Meeting of Shareholders to be held at 2:00 p.m., July 30, 1999, at the offices of the Evergreen Funds, 200 Berkeley Street, 26th Floor, Boston, Massachusetts 02116, and at any adjournments thereof. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of Equity Income Fund on or about June 25, 1999. Only shareholders of record as of the close of business on the Record Date will be entitled to notice of, and to vote at, the Meeting or any adjournment thereof. The holders of 25% of the outstanding shares entitled to vote at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Meeting. If the enclosed form of proxy is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked proxies will be voted FOR the proposed Merger and FOR any other matters deemed appropriate. Proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote or (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, but will not have the effect of being counted as votes against the Plan, which must be approved by a majority of the votes cast and entitled to vote. A proxy may be revoked at any time on or before the Meeting by written notice to the Secretary of Evergreen Select Equity Trust at the address set forth on the cover of this Prospectus/Proxy Statement. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Merger contemplated thereby.

     Approval of the Plan will require the affirmative vote of a majority of the votes cast and entitled to vote, with all classes voting together as a single class at the Meeting at which a quorum of the Fund's shares is present. Each share outstanding is entitled to one vote for each dollar of net asset value applicable to such share.


     Proxy solicitations will be made primarily by mail, but proxy solicitations may also be made by telephone or personal solicitations conducted by officers and employees of FUNB, its affiliates or other representatives of Equity Income Fund (who will not be paid for their soliciting activities). If you wish to participate in the Meeting, you may submit the proxy card included with this Prospectus/Proxy Statement, vote by fax or attend in person.

     Any proxy given by you is revocable.

     In the event that sufficient votes to approve the Merger are not received by July 30, 1999, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy at the Meeting. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

     A shareholder who objects to the proposed Merger will not be entitled under either Delaware law or the Declaration of Trust of Evergreen Select Equity Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Merger as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Merger is consummated, shareholders will be free to redeem the shares of Core Equity Fund which they receive in the transaction at their then-current net asset value. Shares of Equity Income Fund may be redeemed at any time prior to the consummation of the Merger. Shareholders of Equity Income Fund may wish to consult their tax advisers as to any differing consequences of redeeming Fund shares prior to the Merger or exchanging such shares in the Merger.

     Equity Income Fund does not hold annual shareholder meetings. If the Merger is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of Evergreen Select Equity Trust at the address set forth on the cover of this Prospectus/Proxy Statement so that they will be received by the Fund in a reasonable period of time prior to the meeting.

     The votes of the shareholders of Core Equity Fund are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Merger.

     NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise Equity Income Fund whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this Prospectus/Proxy Statement needed to supply copies to the beneficial owners of the respective shares.



                        FINANCIAL STATEMENTS AND EXPERTS

     The Annual Report of Core Equity Fund (formerly Evergreen Select Common Stock Fund) as of June 30, 1998, and the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the report of KPMG LLP, independent certified public accountants, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

     The Annual Report of Equity Income Fund as of June 30, 1998, and the financial highlights and financial statements for the periods indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the report of KPMG LLP, independent certified public accountants, incorporated by reference herein and upon the authority of said firm as experts in accounting and auditing.



                                  LEGAL MATTERS


     Certain legal matters concerning the issuance of shares of Core Equity Fund will be passed upon by Sullivan & Worcester LLP, Washington, D.C.



                                 OTHER BUSINESS


     The Trustees of Evergreen Select Equity Trust do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

     THE TRUSTEES OF EVERGREEN SELECT EQUITY TRUST RECOMMEND APPROVAL OF THE PLAN AND ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN.


June 25, 1999

                                                                      EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 30th day of May, 1999, by and between Evergreen Select Equity Trust, a Delaware business trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Trust"), with respect to its Evergreen Select Core Equity Fund series (the "Acquiring Fund"), and the Trust, with respect to its Evergreen Select Equity Income Fund series (the "Selling Fund").

     This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for Institutional and Institutional Service shares of beneficial interest, $.001 par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.


     WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

     WHEREAS, the Trustees of the Trust have determined that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares and the assumption of the identified liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund's shareholders;

     WHEREAS, the Trustees of the Trust have determined that the Selling Fund should exchange all of its assets and the identified liabilities for Acquiring Fund Shares and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the transactions contemplated herein;

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:


                                    ARTICLE I

           TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR THE
              ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND
                 LIABILITIES AND LIQUIDATION OF THE SELLING FUND

     1.1 The Exchange. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of each such class of the Selling Fund by the net asset value per share of the corresponding class of Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing Date").

     1.2 Assets to be Acquired. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

     The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses. The Selling Fund reserves the right to sell any of such securities, but will not, without the prior written approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

     The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Selling Fund with a list of the securities, if any, on the Selling Fund's list referred to in the second sentence of this paragraph that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. The Selling Fund will, within a reasonable period of time prior to the Closing Date, furnish the Acquiring Fund with a list of its portfolio securities and other investments. In the event that the Selling Fund holds any investments that the Acquiring Fund may not hold, the Selling Fund, if requested by the Acquiring Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Selling Fund and the Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund if requested by the Acquiring Fund will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund, such disposition would adversely affect the tax-free nature of the reorganization or would violate the Selling Fund's fiduciary duty to its shareholders.

     1.3 Liabilities to be Assumed. The Selling Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Selling Fund reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.

     1.4 Liquidation and Distribution. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

     1.5 Ownership of Shares. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the combined Prospectus and Proxy Statement on Form N-14 to be distributed to shareholders of the Selling Fund as described in paragraph 5.7.

     1.6 Transfer Taxes. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

     1.7 Reporting Responsibility. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

     1.8 Termination. The Selling Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.


                                   ARTICLE II

                                    VALUATION

     2.1 Valuation of Assets. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectuses and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

     2.2 Valuation of Shares. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectuses and statement of additional information.

     2.3 Shares to be Issued. The number of the Acquiring Fund Shares of each class to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund attributable to each of its classes by the net asset value per share of the respective classes of the Acquiring Fund determined in accordance with paragraph 2.2. Holders of Institutional and Institutional Service shares of the Selling Fund will receive Institutional and Institutional Service shares, respectively, of the Acquiring Fund.


     2.4 Determination of Value. All computations of value shall be made by State Street Bank and Trust Company in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.


                                   ARTICLE III

                            CLOSING AND CLOSING DATE

     3.1 Closing Date. The Closing (the "Closing") shall take place on or about July 30, 1999 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 9:00 a.m. at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, MA 02116, or at such other time and/or place as the parties may agree.


     3.2 Custodian's Certificate. State Street Bank and Trust Company, as custodian for the Selling Fund (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that (a) the Selling Fund's portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund.

     3.3 Effect of Suspension in Trading. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     3.4 Transfer Agent's Certificate. Evergreen Service Company, as transfer agent for the Selling Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause Evergreen Service Company, its transfer agent, to issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Trust or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.


                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

     4.1 Representations of the Selling Fund. The Selling Fund represents and warrants to the Acquiring Fund as follows:

            (a) The Selling Fund is a separate investment series of a Delaware business trust duly organized, validly existing, and in good standing under the laws of the State of Delaware.

            (b) The Selling Fund is a separate investment series of a Delaware business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

            (c) The current prospectuses and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

            (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

            (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

            (f) Except as otherwise  disclosed in writing to and accepted by the
       Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

            (g) The unaudited semi-annual financial statements of the Selling Fund at December 31, 1998 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

            (h) Since December 31, 1998 there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

            (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

            (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

            (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor is there outstanding any security convertible into any of the Selling Fund shares.

            (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

            (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

            (n) The information to be furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

            (o) The Prospectus and Proxy Statement of the Selling Fund to be included in the Registration Statement (as defined in paragraph 5.7) (other than information therein that relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

     4.2 Representations of the Acquiring Fund. The Acquiring Fund represents and warrants to the Selling Fund as follows:

            (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

            (b) The Acquiring Fund is a separate investment series of a Delaware business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

            (c) The current prospectuses and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

            (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

            (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

            (f) The unaudited semi-annual financial statements of the Acquiring Fund at December 31, 1998 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

            (g) Since December 31, 1998 there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

            (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

            (i) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

            (j) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

            (k) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

            (l) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

            (m) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

            (n) The Prospectus and Proxy Statement (as defined in paragraph 5.7) to be included in the Registration Statement (only insofar as it relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

            (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.


                                    ARTICLE V

              COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

     5.1 Operation in Ordinary Course. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

     5.2 Approval of Shareholders. The Trust will call a meeting of the Selling Fund Shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3 Investment Representation. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

     5.4 Additional Information. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

     5.5 Further Action. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

     5.6 Statement of Earnings and Profits. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by KPMG LLP and certified by the Trust's President and Treasurer.


     5.7 Preparation of Form N-14 Registration Statement. The Selling Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the proxy statement, referred to in paragraph 4.1(o) (the "Prospectus and Proxy Statement"), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act in connection with the meeting of the Selling Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein.

     5.8 Capital Loss Carryforwards. As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquiring Fund and the Selling Fund shall cause KPMG LLP to issue a letter addressed to the Acquiring Fund and the Selling Fund, in form and substance satisfactory to the Funds, setting forth the federal income tax implications relating to capital loss carry forwards (if any) of the Selling Fund.



                                   ARTICLE VI

             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

     The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by the Trust's Secretary or Assistant Secretary, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

     6.2 The Selling Fund shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

            (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted.

            (b) The Acquiring Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

            (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

            (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights in respect thereof.

            (e) The Registration Statement, to such counsel's knowledge, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

            (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust's Declaration of Trust or By-Laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

            (g) Only insofar as they relate to the Acquiring Fund, the descriptions in the Prospectus and Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

            (h) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

            (i) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

     Such opinion shall contain such assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

     In this paragraph 6.2, references to the Prospectus and Proxy Statement include and relate to only the text of such Prospectus and Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.


                                   ARTICLE VII

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring
Fund on the Closing Date a certificate executed in its name by the Trust's Secretary or Assistant Secretary, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

     7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Trust.

     7.3 The Acquiring Fund shall have received on the Closing Date an opinion of Sullivan & Worcester LLP, counsel to the Selling Fund, in a form satisfactory to the Acquiring Fund covering the following points:

            (a) The Selling Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted.

            (b) The Selling Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

            (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

            (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

            (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust's Declaration of Trust or By-Laws, or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

            (f) Only insofar as they relate to the Selling Fund, the descriptions in the Prospectus and Proxy Statement of statutes, legal and government proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

            (g) Such counsel does not know of any legal or governmental proceedings, insofar as they relate to the Selling Fund existing on or before the date of mailing of the Prospectus and Proxy Statement and the Closing Date, required to be described in the Prospectus and Proxy
       Statement or to be filed as an exhibit to the Registration Statement which are not described or filed as required.

            (h) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Selling Fund or any of its respective properties or assets and the Selling Fund is neither a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Prospectus and Proxy Statement.

            (i) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

     Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

     In this paragraph 7.3, references to the Prospectus and Proxy Statement include and relate to only the text of such Prospectus and Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.


                                  ARTICLE VIII

          FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING
                            FUND AND THE SELLING FUND

     If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of the Trust's Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.1.

     8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

     8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

     8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund's net investment company taxable income for all taxable periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on or prior to the Closing Date (after reduction for any capital loss carryforward).

     8.6 The parties shall have received a favorable opinion of Sullivan & Worcester LLP addressed to the Acquiring Fund and the Selling Fund substantially to the effect that for federal income tax purposes:

            (a) The transfer of all of the Selling Fund assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares to the Selling Fund in dissolution and liquidation of the Selling Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

            (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund.

            (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

            (d)  No  gain  or  loss  will  be  recognized  by the  Selling  Fund
       Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

            (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the reorganization, and the holding period of the Acquiring Fund Shares to be received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the reorganization).

            (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

     Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.6.

     8.7 The Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund, in form and substance satisfactory to the Acquiring Fund, to the effect that:

            (a) they are independent certified public accountants with respect to the Selling Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

            (b) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus and Proxy Statement has been obtained from and is consistent with the accounting records of the Selling Fund;

            (c) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro-forma expense ratios appearing in the Registration Statement and Prospectus and Proxy Statement agree with the underlying accounting records of the Selling Fund or with written estimates provided by Selling Fund's management and were found to be mathematically correct; and

     In addition, unless waived by the Acquiring Fund, the Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund dated on the Closing Date, in form and substance satisfactory to the Acquiring Fund, to the effect that on the basis of limited procedures agreed upon by the Acquiring Fund (but not an examination in accordance with generally accepted auditing standards), the of net asset value per share of the Selling Fund as of the Valuation Date was computed and the valuation of the portfolio was consistent with the valuation policy of the Acquiring Fund.

     8.8 The Selling Fund shall have received from KPMG LLP a letter addressed to the Selling Fund, in form and substance satisfactory to the Selling Fund, to the effect that:

            (a) they are independent certified public accountants with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

            (b) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus and Proxy Statement has been obtained from and is consistent with the accounting records of the Acquiring Fund; and

            (c) on the basis of limited procedures agreed upon by the Selling Fund (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro-forma expense ratios appearing in the Registration Statement and Prospectus and Proxy Statement agree with written estimates provided by each Fund's management and were found to be mathematically correct.


                                   ARTICLE IX

                                    EXPENSES

     9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund will be borne by First Union National Bank ("FUNB"). Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus and Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees.


                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.


                                   ARTICLE XI

                                   TERMINATION

     11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

            (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

            (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

     11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Trust, the respective Trustees or officers, to the other party or its Trustees or officers, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.



                                   ARTICLE XII

                                   AMENDMENTS

     12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Selling Fund and the Acquiring Fund; provided, however, that following the meeting of the Selling Fund Shareholders called by the Selling Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.


                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

     13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof.

     13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     13.5 It is expressly agreed that the obligations of the Acquiring Fund and the Selling Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Acquiring Fund and of the Selling Fund, as provided in the Declaration of Trust of the Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Trust on behalf of the Acquiring Fund and the Selling Fund and signed by authorized officers of the Trust, acting as such, and neither such authorization by such Trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquiring Fund and of the Selling Fund as provided in the Declaration of Trust of the Trust.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.



                                          EVERGREEN SELECT EQUITY TRUST
                                             On behalf of Evergreen Select
                                             Core Equity Fund

                                          By:_____________________________
                                             Name:
                                             Title:



                                          EVERGREEN SELECT EQUITY TRUST
                                             On behalf of Evergreen Select
                                             Equity Income Fund

                                          By:_____________________________
                                             Name:
                                             Title:

                                                                   EXHIBIT B


-------------------------------------------------------------------------------
                                   EVERGREEN
                           Select Common Stock Fund
--------------------------------------------------------------------------------
                     Fund at a Glance as of June 30, 1998

--------------------------------------------------------------------------------
                               PORTFOLIO PROFILE
--------------------------------------------------------------------------------

                                  PHILOSOPHY

Evergreen Select Common Stock Fund utilizes a diversified style of equity management which capitalizes on opportunities in both value- and growth-oriented stocks. In serving the investment needs of individual investors, the Fund remains sensitive to tax Implications.

                                    PROCESS

The Fund uses a bottom-up stock selection process, focusing on security fundamentals rather than broad economic forecasts. The Fund is managed using a team approach; investment managers locate attractive holdings using a unique blend of quantitative and traditional fundamental analysis skills.

                                   BENCHMARK

                                 S & P 500 Index

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS
--------------------------------------------------------------------------------

                                                   Class I  Class IS
Average Annual Returns
1 year                                              24.37%    24.16%
5 years                                             18.98%    18.71%
10 years                                            15.28%    15.00%
Since Inception                                     16.16%    15.87%
Fiscal YTD income dividends per share               $0.51     $0.31

--------------------------------------------------------------------------------
                               LONG TERM GROWTH
--------------------------------------------------------------------------------


                Date       S&P 500       Class I

               6/30/88     $10,000       $10,000
               6/30/89      12,055        11,267
               6/30/90      14,042        13,404
               6/30/91      15,081        13,998
               6/30/92      17,104        15,609
               6/30/93      19,435        17,376
               6/30/94      19,708        16,610
               6/30/95      24,846        20,336
               6/30/96      31,306        25,466
               6/30/97      42,169        33,318
               6/30/98      54,888        41,437

Comparison of change in value of a $10,000 investment in Evergreen Select Common Stock Fund, Class I, and the S&P 500 Index.

Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Class I and IS performance information includes the performance of the Fund's predecessor common trust fund for periods before the Fund's registration statement became effective on November 21, 1997. The inception date of the predecessor common trust fund was December 31, 1981. Performance for the common trust fund has been adjusted to include the effect of estimated expenses based upon the mutual fund expense ratios as stated in the Fund's current prospectus. Performance information for Class IS also includes performance of the Fund's Class I for the period from November 24, 1997 to February 4, 1998 (commencement of Class IS operations), adjusted for differences between class expenses. Returns of Class I and IS since their respective commencement of class operations were 12.23% and 9.27%, respectively. The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, its performance may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return.

--------------------------------------------------------------------------------
                                   EVERGREEN
                           Select Common Stock Fund
--------------------------------------------------------------------------------
                          PORTFOLIO MANAGER COMMENTARY

PORTFOLIO MANAGEMENT TEAM

The Fund is managed by Mark C. Sipe and Hanspeter Giger who have over 31 years of combined investment experience. Their disciplined approach assures consistency of results and superior service.

[PHOTO OF MARK C. SIPE]                 [PHOTO OF HANSPETER GIGER]


MARKET UPDATE AND FUND PERFORMANCE

The stock market's resilience over the past 12 months has been matched only by its steadfast narrowness. Replaying, yet again, the record of the prior three years, a select number of very large capitalization stocks accounted for most of the market's first half advance: the ten largest stocks in the S&P 500 rose 31.7%, while the equally weighted average of all 500 stocks rose just 8.6%; amazingly, nearly a third actually declined.

Against this backdrop, the Evergreen Select Common Stock Fund Class I shares' 24.4% 12-month return, as of June 30, 1998, trailed the 30.2% return for the S&P 500 Index. The Fund outperformed the 15.2% average return, of all equity mutual funds tracked by Lipper Analytical Services, Inc. a mutual fund performance monitoring company.

                Portfolio
             Characteristics
            -----------------

Total Net Assets             $1,970,659,937
Number of Issues                        118
P/E Ratio                             26.7x
Beta                                    1.0


VICTIMS OF THE ASIAN CRISIS

The stock market's seemingly split personality disorder is clearly reflected in disparate performance between various sectors of the market so far this year. After leading the market in the first quarter, industrial cyclicals such as paper, chemical and machinery stocks rolled over from a relapse of Asian fears.

Another major casualty of the Asian fallout, energy, appears to offer tremendous long-term opportunity. Similar to the experience in other sectors, however, those segments that appear to present the best fundamentals or opportunity for improvement have tended to be laggards relative to the larger names. For example, large cap stocks such as Texaco held up well versus smaller names such as Diamond Offshore and R&B Falcon. Despite weak oil prices and negative near-term sentiment, for the long haul we continue to find the best values in some drillers such as the latter two stocks above, refiners such as Tosco, and exploration and production companies such as Anadarko Petroleum. This is due to a combination of valuation, restructuring opportunities, management strengths, and/or industry positioning.

--------------------------------------------------------------------------------
                              E V E R G R E E N
                           Select Common Stock Fund
--------------------------------------------------------------------------------
                         PORTFOLIO MANAGER COMMENTARY

             TOP 5 INDUSTRIES
             ----------------
     (as a percentage of net assets)

Information Services & Technology    12.2%
Healthcare Products & Services       11.1%
Banks                                10.2%
Oil/Energy                            8.5%
Food & Beverage Products              7.4%


AREAS OF STRENGTH

On the other hand, the better performing sectors, primarily those more closely linked to the domestic consumer, surged ahead. The share prices of stocks related to retailing, autos, and housing all echoed the enthusiasm in reaching a 30-year high in consumer confidence. In the Fund, names such as Black & Decker, Dayton Hudson and Sears led the group's performance.

Another strong segment, but more tied to technology than to the consumer, was telecommunications, where strong performances by LCI International, prior to its takeover by Qwest Communications, and Century Telephone, contributed to the overall Fund's returns. And all along, the health care and technology sectors or more precisely the very large stocks in those sectors charged ahead; 25% or more during the past twelve months alone.


               TOP 10 HOLDINGS
               ---------------
       (as a percentage of net assets)


General Electric Co.                      2.3%
Ford Motor Co.                            2.2%
CiscoSystems, Inc.                        1.8%
International Business Machines Corp.     1.7%
Du Pont (E.I.) De Nemours & Co.           1.7%
Coca Cola Co. (The)                       1.7%
GTE Corp.                                 1.6%
Smith Kline Beecham Plc, ADR              1.6%
Texaco, Inc.                              1.6%
Chase Manhattan Corp.                     1.6%


PERFORMANCE EVALUATION

It is this last distinction that is perhaps most important in dissecting the performance of the Evergreen Select Common Stock Fund this year. While the Fund's comparatively modest sector "bets" versus the S&P 500 netted out to have a slight positive impact, it was participation in stocks beyond the very largest within primarily the technology and healthcare sectors that accounted for much of the Fund's underperformance relative to the S&P 500. Forays into smaller stocks such as MedPartners, Varian Associates and Adaptec diminished the positive contributions from participation in larger stocks such as Schering-Plough, Abbott Labs, Dell Computer and Microsoft. While the current drag by some of these smaller positions is disappointing, we believe many still represent uncommon values relative to their strong fundamental outlooks and represent the best potential for strong comparative returns in subsequent periods.

                          EVERGREEN SELECT EQUITY TRUST

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                            Acquisition of Assets of

                       EVERGREEN SELECT EQUITY INCOME FUND

                                   a Series of

                          EVERGREEN SELECT EQUITY TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 343-2898

                        By and In Exchange For Shares of

                        EVERGREEN SELECT CORE EQUITY FUND

                                   a Series of

                          EVERGREEN SELECT EQUITY TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 343-2898


         This Statement of Additional Information, relating specifically to the proposed transfer of the assets and liabilities of Evergreen Select Equity Income Fund ("Equity Income"), a series of Evergreen Select Equity Trust, to Evergreen Select Core Equity Fund ("Core Equity"), also a series of Evergreen Select Equity Trust, in exchange for Institutional and Institutional Service shares (to be issued to holders of Institutional and Institutional Service shares, respectively, of Core Equity,) of beneficial interest, $.001 par value per share, of Core Equity, consists of this cover page and the following described documents, each of which is attached hereto and incorporated by reference herein:


     (1) The Statement of Additional Information of Core Equity and Equity Income dated November 1, 1998;

     (2) Annual Report of Core Equity and Equity Income for the year ended June 30, 1998;

     (3) Semi-Annual Report of Core Equity for the six-month period ended December 31, 1998;

     (4) Semi-Annual Report of Equity Income for the six-month period ended December 31, 1998;


         This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Proxy Statement of Equity Income and Core Equity dated June 25, 1999. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to Evergreen Select Equity Trust at the telephone number or address set forth above.

         The date of this Statement of Additional Information is June 25, 1999.

                          EVERGREEN SELECT EQUITY TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 633-2700

                       STATEMENT OF ADDITIONAL INFORMATION


                                November 1, 1998


                      Evergreen Select Strategic Value Fund
                     Evergreen Select Diversified Value Fund
                      Evergreen Select Large Cap Blend Fund
                       Evergreen Select Common Stock Fund
                     Evergreen Select Strategic Growth Fund
                       Evergreen Select Equity Income Fund
                    Evergreen Select Small Company Value Fund
                     Evergreen Select Social Principles Fund
                         Evergreen Select Balanced Fund
                       Evergreen Select Equity Index Fund
                      Evergreen Select Special Equity Fund
                     Evergreen Select Small Cap Growth Fund
                      (Each a "Fund" Together the "Funds")


     Each Fund is a series of an open-end management investment company, known as Evergreen Select Equity Trust (the "Trust").



         Each Fund offers at least two classes of shares: Institutional Shares and Institutional Service Shares. In addition, Evergreen Select Large Cap Blend Fund and Evergreen Select Social Principles Fund offer Charitable Shares, and Evergreen Select Equity Index Fund offers Class A and Class B shares. This statement of additional information ("SAI") provides additional information about the applicable classes of shares for the Funds listed above. It is not a prospectus but should be read in conjunction with Fund prospectuses dated November 1, 1998, as supplemented from time to time. You may obtain prospectuses from Evergreen Distributor, Inc.


24723

                                TABLE OF CONTENTS


INVESTMENT POLICIES..........................................................3
         Fundamental Investment Policies.....................................3
         Additional Information on Securities and Investment Practices.......5
MANAGEMENT OF THE TRUST.....................................................17
PRINCIPAL HOLDERS OF FUND SHARES............................................21
INVESTMENT ADVISORY AND OTHER SERVICES......................................27
     Investment Advisors....................................................27
     Distributor............................................................29
     Distribution Plan......................................................29
     Additional Service Providers...........................................31
BROKERAGE...................................................................31
     Selection of Brokers...................................................31
     Brokerage Commissions..................................................32
     General Brokerage Policies.............................................32
TRUST ORGANIZATION..........................................................33
     Form of Organization...................................................33
     Description of Shares..................................................33
     Voting Rights..........................................................33
     Limitation of Trustees' Liability......................................34
PURCHASE, REDEMPTION AND PRICING OF FUND SHARES.............................34
     How the Fund Offers Its Shares to the Public (Equity Index
       Class A and B).......................................................34
     Contingent Deferred Sales Charge (Equity Index Class A and B)..........35
     Sales Charge Waivers or Reductions (Equity Index Class A and B)........35
     Exchanges..............................................................37
     How and When the Funds Calculate Their Net Asset Value Per Share.......37
     How The Funds Value The Securities They Own............................37
     Shareholder Services...................................................38
PRINCIPAL UNDERWRITER.......................................................38
ADDITIONAL TAX INFORMATION..................................................39
     Requirement for Qualification as a Regulated Investment Company........39
     Taxes on Distributions.................................................39
     Taxes on the Sale or Exchange of Fund Shares...........................40
     Other Tax Considerations...............................................41
FINANCIAL INFORMATION.......................................................41
     Expenses...............................................................41
     Brokerage Commissions Paid.............................................43
     Performance Data.......................................................44
ADDITIONAL INFORMATION......................................................47


24723

                              INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT POLICIES

     Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes a Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

     1.  Diversification

     Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

     Further Explanation of Diversification Policy

     To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities.

     2.  Concentration

     Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

     Further Explanation of Concentration Policy

     Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

     3.  Issuing Senior Securities

     Except as permitted under the 1940 Act, each Fund may not issue senior securities.

     4.  Borrowing

     Each Fund may not borrow money, except to the extent permitted by applicable law.



24723

     Further Explanation of Borrowing Policy

     Each Fund may borrow from banks or enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. Each Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. Each Fund may not purchase securities while outstanding borrowings exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

     5.  Underwriting

     Each Fund may not underwrite securities of other issuers, except insofar as each Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

     6.  Real Estate

     Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

     7.  Commodities

     Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that each Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

     8.  Lending

     Each Fund may not make loans to other persons, except that each Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

     Further Explanation of Lending Policy

     To generate income and offset expenses, each Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay a Fund any income accruing on the security. Each Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Gains or losses in the market value of a security lent will affect a Fund and its shareholders.

     When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. A Fund has the right to call a loan and obtain the securities lent at any time on notice of not more than five business days.
A Fund may pay reasonable fees in connection with such loans.


24688
                                                         4

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES

     The investment objectives of each Fund and a description of the securities in which each Fund may invest is set forth in the Funds' prospectuses. The following expands upon the discussion in the prospectuses regarding certain investments of the Funds.

Equity Securities

     Equity securities consist primarily of common stocks and securities convertible into common stocks. Investing in common stocks, particularly those having growth characteristics, frequently involves greater risks (and possibly greater rewards) than investing in other types of securities. Common stock prices tend to be more volatile and companies having growth characteristics may sometimes be unproven.

     Investing in companies with small or medium market capitalizations involves greater risk than investing in larger companies. The stock prices of small and mid-cap companies can rise quickly and drop substantially in a short period of time. This volatility results from a number of factors, including reliance by these companies on relatively limited product lines, markets, and financial and management resources. These and other factors may make small and mid-cap companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of small and mid-cap companies may be thinly traded.

Derivatives

     Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices, and stock indices. Derivatives may be standardized, exchange-traded contracts or customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

     There are four principal types of derivative instruments -- options, futures, forwards, and swaps -- from which virtually any type of derivative transaction can be created. Debt instruments that incorporate one or more of these building blocks for the purpose of determining the principal amount of and/or rate of interest payable on the debt instruments are often referred to as "structured securities." An example of this type of structured security is indexed commercial paper. The term is also used to describe certain securities issued in connection with the restructuring of certain foreign obligations. The term "derivative" is also sometimes used to describe securities involving rights to a portion of the cash flows from an underlying pool of mortgages or other assets from which payments are passed through to the owner of, or that collateralize, the securities.

     The Funds can use derivatives to earn income, to enhance returns, to hedge or adjust the risk profile of the portfolio, in place of more traditional direct investments or to obtain exposure to otherwise inaccessible markets. A Fund's use derivatives for non-hedging purposes entails greater risks than if a Fund were to use derivatives solely for hedging purposes.

     Derivatives are a valuable tool which, when used properly, can provide significant benefit to a Fund's shareholders. Each Fund's investment advisor is not an aggressive user of derivatives with

24688
                                                         5
respect to the Funds. However, a Fund may take positions in those derivatives that are within its investment policies if, in the judgment of the Advisor (as hereinafter defined), this represents an effective response to current or anticipated market conditions. The Advisor's use of derivatives is subject to continuous risk assessment and control from the standpoint of a Fund's investment objective and policies. While the judicious use of derivatives by experienced investment managers, such as the Advisor, can be beneficial, derivatives also involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. Following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in a Fund.

     Market Risk -- This is the general risk attendant to all investments that the value of a particular investment will decline or otherwise change in a way detrimental to a Fund's interest.

     Management Risk -- Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Because derivatives are complex, each Fund and its Advisor must (1) maintain controls to monitor the transactions entered into,
(2) assess the risk that a derivative adds to a Fund's portfolio and (3) forecast price, interest rate or currency exchange rate movements correctly.

     Credit Risk -- This is the risk that a Fund may lose money because the other party to a derivative (usually called a "counter party") failed to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counter party to each exchange-traded derivative, guarantees performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, a Fund considers the creditworthiness of each counter party to a privately negotiated derivative in evaluating potential credit risk.

     Liquidity Risk -- Liquidity risk is the possibility that a Fund will have difficult buying or selling a particular instrument. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), a Fund may not be able to initiate a transaction or liquidate a position at an advantageous price.

     Leverage Risk -- Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

     Other Risks -- Other risks in using derivatives include the risk of mispricing or improper valuation and the inability of derivatives to correlate perfectly with underlying assets, rates, and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counter parties or a loss of value to a Fund. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, a Fund's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering a Fund's investment objective.


24688
                                                         6

Options Transactions

     Writing Covered Options. The Funds may write (i.e., sell) covered call and put options. By writing a call option, a Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. Writing a put option obligates the Fund during the term of the option to purchase the securities underlying the option at the exercise price if the option buyer exercises the option. A Fund also may write straddles (combinations of covered puts and calls on the same underlying security).

     The Funds may only write "covered" options. This means that while a Fund is obligated as the writer of a call option it will own the underlying securities subject to the option or, with call options on U.S. Treasury bills, it might own similar U.S. Treasury bills. If a Fund has written options against all of its securities that are available for writing options, the Fund may be unable to write additional options unless it sells some of its portfolio holdings to obtain new securities against which it can write options. If this were to occur, higher portfolio turnover and correspondingly greater brokerage commissions and other transaction costs may result. The Funds do not expect, however, that this will occur. A Fund will be considered "covered" with respect to a put option it writes if, while it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

     The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. A Fund receives a premium from writing a call or put option, which it retains whether or not the option is exercised. By writing a call option, a Fund might lose the potential for gain on the underlying security while the option is open, and, by writing a put option, a Fund might become obligated to purchase the underlying security for more than its current market price upon exercise.

     Purchasing Options. The Funds may purchase put or call options, including put or call options for offsetting previously written put or call options of the same series. Once a Fund has written a covered option, it will continue to hold the segregated securities or assets until it effects a closing purchase transaction. If the Fund is unable to close the option position, it must hold the segregated securities or assets until the option expires or is exercised. An option position may be closed out only in a secondary market for an option of the same series. Although a Fund generally writes only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time, and, for some options, no secondary market may exist. In such event, effecting a closing transaction for a particular option might not be possible.

     Options on some securities are relatively new, and predicting how much trading interest there will be for such options is impossible. There can be no assurance that viable markets will develop or continue. The failure of such markets to develop or continue could significantly impair a Fund's ability to use such options to achieve its investment objective.

     Options Trading Markets. The Funds trade in options that are generally listed on national securities exchanges, currently including the Chicago Board Options Exchange and the New York, American, Pacific and Philadelphia Stock Exchanges. Options on some securities are traded in the over-the-counter market, and may not be listed on any exchange. Options traded in the over-the-counter market involve a greater risk that the securities dealers participating in the transactions could fail to meet their obligations to a Fund.


24688
                                                         7

     A Fund will include the premiums it has paid for the purchase of unlisted options and the value of securities used to cover options it has written for purposes of calculating whether the Fund has complied with its policies on illiquid securities.

Futures Transactions and Related Options Transactions

     The Funds intend to enter into financial futures contracts as a hedge against changes in prevailing levels of interest rates to seek relative stability of principal and to establish more definitely the effective return on securities held or intended to be acquired by the Funds or as a hedge against changes in the prices of securities held by a Fund or to be acquired by a Fund. A Fund's hedging may include sales of futures as an offset against the effect of expected increases in interest rates or securities prices and purchases of futures as an offset against the effect of expected declines in interest rates.

     For example, when a Fund anticipates a significant market or market sector advance, it will purchase a stock index futures contract as a hedge against not participating in such advance at a time when a Fund is not fully invested. The purchase of a futures contract serves as a temporary substitute for the purchase of individual securities which may then be purchased in an orderly fashion. As such purchases are made, an equivalent amount of index based futures contracts would be terminated by offsetting sales. In contrast, a Fund would sell stock index futures contracts in anticipation of or in a general market or market sector decline that may adversely affect the market value of the Fund's portfolio. To the extent that the Fund's portfolio changes in value in correlation with a given index, the sale of futures contracts on that index would substantially reduce the risk to the portfolio of a market decline or change in interest rates, and, by doing so, provide an alternative to the liquidation of the Fund's securities positions and the resulting transaction costs.

     The Funds intend to engage in options transactions which are related to financial futures contracts for hedging purposes and in connection with the hedging strategies described above.

     Although techniques other than sales and purchases of futures contracts and related options transactions could be used to reduce the Funds' exposure to interest rate and/or market fluctuations, the Funds may be able to hedge their exposure more effectively and perhaps at a lower cost through using futures contracts and related options transactions. While the Funds do not intend to take delivery of the instruments underlying futures contracts they hold, the Funds do not intend to engage in such futures contracts for speculation.

Futures Contracts

     Futures contracts are transactions in the commodities markets rather than in the securities markets. A futures contract creates an obligation by the seller to deliver to the buyer the commodity specified in the contract at a specified future time for a specified price. The futures contract creates an obligation by the buyer to accept delivery from the seller of the commodity specified at the specified future time for the specified price. In contrast, a spot transaction creates an immediate obligation for the seller to deliver and the buyer to accept delivery of and pay for an identified commodity. In general, futures contracts involve transactions in fungible goods such as wheat, coffee and soybeans. However, in the last decade an increasing number of futures contracts have been developed which specify financial instruments or financially based indexes as the underlying commodity.



24688
                                                         8

U.S. futures contracts are traded only on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal financial futures exchanges in the United States are The Board of Trade of the City of Chicago, the Chicago Mercantile Exchange, the International Monetary Market (a division of the Chicago Mercantile Exchange), the New York Futures Exchange and the Kansas City Board of Trade. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership, which is also responsible for handling daily accounting of deposits or withdrawals of margin. A futures commission merchant ("Broker") effects each transaction in connection with futures contracts for a commission. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC") and National Futures Association ("NFA").

     Interest Rate Futures Contracts. The sale of an interest rate futures contract creates an obligation by a Fund, as seller, to deliver the type of financial instrument specified in the contract at a specified future time for a specified price. The purchase of an interest rate futures contract creates an obligation by a Fund, as purchaser, to accept delivery of the type of financial instrument specified at a specified future time for a specified price. The specific securities delivered or accepted, respectively, at settlement date, are not determined until at or near that date. The determination is in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

     Currently, interest rate futures contracts can be purchased or sold on 90-day U.S. Treasury bills, U.S. Treasury bonds, U.S. Treasury notes with maturities between 6 1/2 and 10 years, Government National Mortgage Association
(GNMA) certificates, 90-day domestic bank certificates of deposit, 90-day commercial paper, and 90-day Eurodollar certificates of deposit. It is expected that futures contracts trading in additional financial instruments will be authorized. The standard contract size is $100,000 for futures contracts in U.S. Treasury bonds, U.S. Treasury notes and GNMA certificates, and $1,000,000 for the other designated contracts. While U.S. Treasury bonds, U.S. Treasury bills, U.S. Treasury notes and GNMA certificates are backed by the full faith and credit of the U.S. government, the futures contracts in U.S. government securities are not obligations of the U.S. Treasury.

     Index Based Futures Contracts, Other Than Stock Index Based. It is expected that bond index and other financially based index futures contracts will be developed in the future. It is anticipated that such index based futures contracts will be structured in the same way as stock index futures contracts but will be measured by changes in interest rates, related indexes or other measures, such as the consumer price index. In the event that such futures contracts are developed, the Funds will sell interest rate index and other index based futures contracts to hedge against changes which are expected to affect the Funds' portfolios.

     The purchase or sale of a futures contract differs from the purchase or sale of a security, in that no price or premium is paid or received. Instead, to initiate trading an amount of cash, cash equivalents, money market instruments, or U.S. Treasury bills equal to approximately 1 1/2% (up to 5%) of the contract amount must be deposited by a Fund with the Broker. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions. Futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.


24688
                                                         9

     Subsequent payments, called variation margin, to the Broker and from the Broker, are made on a daily basis as the value of the underlying instrument or index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as mark-to-market. For example, when a Fund has purchased a futures contract and the price of the underlying financial instrument or index has risen, that position will have increased in value, and the Fund will receive from the Broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a futures contract and the price of the underlying financial instrument or index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the Broker. At any time prior to expiration of the futures contract, a Fund may elect to close the position. A final determination of variation margin is then made, additional cash is required to be paid to or released by the Broker, and the Fund realizes a loss or gain.

     The Trust intends to enter into arrangements with its custodian and with Brokers to enable the initial margin of a Fund and any variation margin to be held in a segregated account by its custodian on behalf of the Broker.

     Although interest rate futures contracts by their terms call for actual delivery or acceptance of financial instruments, and index based futures contracts call for the delivery of cash equal to the difference between the closing value of the index on the expiration date of the contract and the price at which the futures contract is originally made, in most cases such futures contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by an offsetting transaction in which a Fund enters into a futures contract purchase for the same aggregate amount of the specific type of financial instrument or index and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by an offsetting transaction in which a Fund enters into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain. If the purchase price exceeds the offsetting sale price the Fund realizes a loss. The amount of the Fund's gain or loss on any transaction is reduced or increased, respectively, by the amount of any transaction costs incurred by the Fund.

     As an example of an offsetting transaction, the contractual obligations arising from the sale of one contract of September U.S. Treasury bills on an exchange may be fulfilled at any time before delivery of the contract is required (i.e. on a specified date in September, the "delivery month") by the purchase of one contract of September U.S. Treasury bills on the same exchange. In such instance the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to a Fund.

     There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms.

     Options on Financial Futures. The Funds intend to purchase call and put options on financial futures contracts and sell such options to terminate an existing position. Options on futures are similar to options on stocks except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) rather than to purchase or sell stock at a specified exercise price at any time during the period of the option. Upon exercise of the

24688
                                                        10
option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account. This amount represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and value of the futures contract.

     The Funds intend to use options on financial futures contracts in connection with hedging strategies. In the future the Funds may use such options for other purposes.

     Purchase of Put Options on Futures Contracts. The purchase of protective put options on financial futures contracts is analogous to the purchase of protective puts on individual stocks, where an absolute level of protection is sought below which no additional economic loss would be incurred by a Fund. Put options may be purchased to hedge a portfolio of stocks or debt instruments or a position in the futures contract upon which the put option is based.

     Purchase of Call Options on Futures Contracts. The purchase of call options on financial futures contracts represents a means of obtaining temporary exposure to market appreciation at limited risk. It is analogous to the purchase of a call option on an individual stock, which can be used as a substitute for a position in the stock itself. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the underlying financial instrument or index itself, purchase of a call option may be less risky than the ownership of the interest rate or index based futures contract or the underlying securities. Call options on commodity futures contracts may be purchased to hedge against an interest rate increase or a market advance when a Fund is not fully invested.

     Use of New Investment Techniques Involving Financial Futures Contracts or Related Options. The Funds may employ new investment techniques involving financial futures contracts and related options. The Funds intend to take advantage of new techniques in these areas which may be developed from time to time and which are consistent with the Fund's investment objective. The Trust believes that no additional techniques have been identified for employment by the Funds in the foreseeable future other than those described above.

     The Funds intend that its futures contracts and related options transactions will be entered into for traditional hedging purposes. That is, futures contracts will be sold to protect against a decline in the price of securities that a Fund owns, or futures contracts will be purchased to protect a Fund against an increase in the price of securities it intends to purchase. The Funds do not intend to enter into futures contracts for speculation.

     In instances involving the purchase of futures contracts by a Fund, an amount of cash and cash equivalents, equal to the market value of the futures contracts will be deposited in a segregated account and/or in a margin account with a Broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

     Risks of Futures Contracts. Financial futures contracts prices are volatile and are influenced, among other things, by changes in stock prices, market conditions, prevailing interest rates and anticipation of future stock prices, market movements or interest rate changes, all of which in turn are affected by economic conditions, such as government fiscal and monetary policies and actions, and national and international political and economic events.



24688
                                                        11

     At best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances, such as variations in speculative market demand for futures contracts and for securities, including technical influences in futures contracts trading; differences between the securities being hedged and the financial instruments and indexes underlying the standard futures contracts available for trading, in such respects as interest rate levels, maturities and creditworthiness of issuers, or identities of securities comprising the index and those in a Fund's portfolio. In addition, futures contract transactions involve the remote risk that a party be unable to fulfill its obligations and that the amount of the obligation will be beyond the ability of the clearing broker to satisfy. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out, and a 15% decrease would result in a loss equal to 150% of the original margin deposit. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, a Fund would presumably have sustained comparable losses if, instead of entering into the futures contract, it had invested in the underlying financial instrument. Furthermore, in order to be certain that a Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund will establish a segregated account in connection with its futures contracts which will hold cash or cash equivalents equal in value to the current value of the underlying instruments or indices less the margins on deposit.

     Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

     Risks of Options on Futures Contracts. In addition to the risks described above for financial futures contracts, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. A Fund will not purchase options on any futures contract unless and until it believes that the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with the futures contracts. Compared to the use of futures contracts, the purchase of options on such futures involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to a Fund, even though the use of a futures contract would not, such as when there is no movement in the level of the futures contract.


24688
                                                        12

Corporate Bond Ratings (Evergreen Select Balanced Fund)

     Higher yields are usually available on securities that are lower rated or that are unrated. Bonds rated Baa by Moody's Investors Service, Inc. ("Moody's") are considered as medium grade obligations, which are neither highly protected nor poorly secured. Debt rated BBB by Standard & Poor's Rating Services ("S&P") is regarded as having an adequate capacity to pay interest and repay principal, although adverse economic conditions are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Lower rated securities, commonly known as "junk bonds," are usually defined as Ba or lower by Moody's or BB or lower by S&P. The Fund may purchase unrated securities, which are not necessarily of lower quality than rated securities but may not be attractive to as many buyers. Debt rated BB, B, CCC, CC and C by S&P is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated CI by S&P is debt (income bonds) on which no interest is being paid. Debt rated D by S&P is in default and payment of interest and/or repayment of principal is in arrears. The Fund intends to invest in D-rated debt only in cases where, in the judgment of the Fund's Advisor, there is a distinct prospect of improvement in the issuer's financial position as a result of the completion of reorganization or otherwise. Bonds that are rated Ca by Moody's are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds that are rated Ca by Moody's represent obligations which are speculative in a high degree. Such issues are often in default or have other market shortcomings. Bonds that are rated C by Moody's are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Convertible Securities

     Convertible securities include bonds, debentures, corporate notes, preferred stocks and other securities. Convertible securities are securities that the holder can convert into common stock. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, entail less risk than a corporation's common stock. The value of a convertible security is a function of its investment value (Its market worth without a conversion privilege) and its conversion value (its market worth if exchanged). If a convertible security's investment value is greater than its conversion value, its price primarily will reflect its investment value and will tend to vary inversely with interest rates (the issuer's creditworthiness and other factors may also affect its value). If a convertible security's conversion value is greater than its investment value, its price will tend to be higher than its conversion value and it will tend to fluctuate directly with the price of the underlying equity security.

Investment Company Securities

     Securities of other investment companies may be acquired by each of the Funds to the extent permitted under the 1940 Act. These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and
(iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory

24688
                                                        13
fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. However, a Fund may invest all of its investable assets in securities of a single open-end management company with substantially the same fundamental investment objectives, policies and limitations as a Fund.

Master Demand Notes

     Master demand notes are unsecured obligations that permit the investment of fluctuating amounts by the Funds at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. A Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Notes purchased by a Fund permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by a Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, a Fund's Advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, a Fund may invest in them only if at the time of an investment the issuer meets the criteria established for commercial paper, which limits such investments to commercial paper rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch IBCA, Inc.

Obligations of Foreign Branches of United States Banks

     The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and a Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

     Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

24688
                                                        14

Repurchase Agreements

     The Funds may enter into repurchase agreements with entities that are registered U.S. government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed a Fund's advisor to be creditworthy. A repurchase agreement is an agreement by which a person (e.g., a Fund) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or recognized securities dealer) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

     A Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from a Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds believe that under the regular procedures normally in effect for custody of a Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the advisor to be creditworthy pursuant to guidelines established by the Trustees.

Reverse Repurchase Agreements

     The Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

     The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

     When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Illiquid and Restricted Securities

     Each Fund may not invest more than 15% of its net assets in securities that are illiquid. A security is illiquid when a Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.



24688
                                                        15

Each Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining a Fund's compliance with the limit on illiquid securities indicated above. In determine the liquidity of Rule 144A securities, the Trustees will consider: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

     The Funds may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. These transactions involve the purchase of debt obligations with delivery and payment normally take place within a month or more after the date of commitment to purchase. The Funds will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment.

     Segregated accounts will be established, and the Funds will maintain liquid assets in an amount at least equal in value to a Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

     Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

     A Fund uses when-issued, delayed-delivery and forward commitment transactions to secure what it considers to be an advantageous price and yield at the time of purchase. When a Fund engages in when- issued, delayed-delivery and forward commitment transactions, it relies on the buyer or seller, as the case may be, to consummate the sale. If the buyer or seller fails to complete the sale, then the Fund may miss the opportunity to obtain the security at a favorable price or yield.

     Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has in a segregated account. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value ("NAV"). Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments.

Foreign Currency Transactions (Evergreen Select Special Equity Fund)

     As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The

24688
                                                        16
exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the Advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

                         MANAGEMENT OF THE TRUST

     Set forth below are the Trustees and officers of the Trust and their principal occupations and some of their affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts, 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex.


                                Position with
Name                            Trust                   Principal Occupations for Last Five Years
--------------------------      ------------------      --------------------------------------------------------------------------
Laurence B. Ashkin              Trustee                 Real estate developer and construction consultant; and President of
(DOB: 2/2/28)                                           Centrum Equities and Centrum Properties, Inc.

Charles A. Austin III           Trustee                 Investment Counselor to Appleton Partners, Inc.; former Director,
(DOB: 10/23/34)                                         Executive Vice President and Treasurer, State Street Research &
                                                        Management Company (investment advice); Director, The Andover
                                                        Companies (Insurance); and Trustee, Arthritis Foundation of New England.

K. Dun Gifford                  Trustee                 Trustee, Treasurer and Chairman of the Finance Committee, Cam
(DOB: 10/12/38)                                         bridge College; Chairman Emeritus and Director, American Institute of
                                                        Food and Wine; Chairman and  President, Oldways Preservation and Exchange
                                                        Trust (education); former Chairman  of the  Board, Director, and Executive
                                                        Vice President, The London Harness Company; former Managing Partner,
                                                        Roscommon Capital Corp.; former Chief Executive Officer, Gifford Gifts of
                                                        Fine Foods; and former Chairman, Gifford, Drescher & Associates
                                                        (environmental consulting).

James S. Howell                 Chairman of             Former Chairman of the Distribution Foundation for the Carolinas; and
(DOB: 8/13/24)                  the Board of            former Vice President of Lance Inc. (food manufacturing).
                                Trustees

Leroy Keith, Jr.                Trustee                 Chairman of the Board and Chief Executive Officer, Carson Products
(DOB: 2/14/39)                                          Company; Director of Phoenix Total Return Fund and Equifax, Inc.;
                                                        Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The
                                                        Phoenix Big Edge Series Fund; and former President, Morehouse College.


24688
                                                        17




                                Position with
Name                            Trust                   Principal Occupations for Last Five Years
--------------------------      ------------------      --------------------------------------------------------------------------
Gerald M. McDonnell             Trustee                 Sales Representative with Nucor-Yamoto, Inc. (steel producer).
(DOB: 7/14/39)

Thomas L. McVerry               Trustee                 Former Vice President and Director of Rexham Corporation; and
(DOB: 8/2/39)                                           former Director of Carolina Cooperative Federal Credit Union.

William Walt Pettit             Trustee                 Partner in the law firm of William Walt Pettit, P.A.
(DOB: 8/26/55)

David M. Richardson             Trustee                 Vice Chair and former Executive Vice President, DHR International,
(DOB: 9/14/41)                                          Inc. (executive recruitment); former Senior Vice President, Boyden
                                                        International Inc. (executive recruitment); and Director, Commerce and Industry Association of New Jersey, 411 International, Inc., and
                                                        J&M Cumming Paper Co.

Russell A. Salton, III          Trustee                 Medical Director, U.S. Health Care/Aetna Health Services; former
MD (DOB: 6/2/47)                                        Managed Health Care Consultant; and former President, Primary Physician
                                                        Care.

Michael S. Scofield             Trustee                 Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)

Richard J. Shima                Trustee                 Former Chairman, Environmental Warranty, Inc. (insurance agency);
(DOB: 8/11/39)                                          Executive Consultant, Drake Beam Morin, Inc. (executive outplacement);
                                                        Director of Connecticut Natural Gas Corporation, Hartford Hospital, Old
                                                        State House Association Middlesex Mutual Assurance Company, and  Enhance
                                                        Financial Services, Inc.; Chairman, Board of Trustees, Hartford Graduate
                                                        Center; Trustee, Greater Hartford  YMCA; former Director,  Vice Chairman and Chief Investment Officer, The Travelers Corporation; former  Trustee,
                                                        Kingswood-Oxford School; and former Managing Director and Consultant,
                                                        Russell Miller, Inc.

William J. Tomko*               President and           Senior Vice President and Operations Executive, BISYS Fund Services.
(DOB: 8/30/58)                  Treasurer

Nimish S. Bhatt*                Vice President          Vice President, Tax, BISYS Fund Services; former Assistant Vice
(DOB: 6/6/63)                   and Assistant           President, Evergreen Asset Management Corp./First Union National
                                Treasurer               Bank;  former Senior Tax Consulting/Acting Manager, Investment Companies
                                                        Group, Price Waterhouse LLP, New York.

Bryan Haft*                     Vice President          Team Leader, Fund Administration, BISYS Fund Services.
(DOB: 1/23/65)

Michael H. Koonce               Secretary               Senior Vice President and Assistant General Counsel, First Union
(DOB: 4/20/60)                                          Corporation; former Senior Vice President and General Counsel,
                                                        Colonial Management Associates, Inc.

*Address: BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-8001



24688
                                                        18

     Listed below is the Trustee compensation for the fiscal year ended June 30, 1998.


                                     COMPENSATION TABLE
                                                       Total Compensation
                              Aggregate                From Registrant And
                              Compensation             Fund Complex Paid
Name Of Person                From Registrant          To Trustees
Laurence B. Ashkin            $3,817                   $71,399
Charles A. Austin             $3,822                   $57,800 (a)
K. Dun Gifford                $3,696                   $54,450
James S. Howell               $4,846                   $102,749 (b)
Leroy Keith Jr.               $3,700                   $55,950
Gerald M. McDonnell           $3,821                   $84,950*
Thomas L. McVerry             $4,351                   $90,700*
William Walt Pettit           $3,155                   $77,625*
David M. Richardson           $3,629                   $55,925
Russell A. Salton, III        $3,845                   $86,050*
Michael S. Scofield           $3,876                   $87,750
Richard J. Shima              $3,699                   $68,500

(a) $5,700 of this amount payable in later years as deferred  compensation.
(b) $74,044 of this amount payable in later years as deferred compensation.
 * Entire amount payable in later years as deferred compensation.

                        PRINCIPAL HOLDERS OF FUND SHARES

     As of the date of this SAI, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding of any class of each Fund.

     Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of a class of a Fund's outstanding shares as of October 1, 1998.


Evergreen Select Strategic Value Fund
Institutional Class

First Union National Bank/EB/INT/Cash Account             71.77%
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG 1151
Charlotte, NC 28202-1911

First Union National Bank/EB/INT/Reinvest Account         26.85%
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG 1151
Charlotte, NC 28202-1911


24688

Evergreen Select Strategic Value Fund
Institutional Service Class

Fiduciary Trust Company International                     20.11%
FBO Corrine C Zimmerman
Attn: Securities Department, 97th Fl.
2 World Trade Center
New York, NY 10048-0772

Jefnat & Company/Oramella Tomassich Trust                 14.85%
301 41st Street
Miami Beach, FL 33140

Percy Chubb III                                           11.69%
431 Claremont Road
Bernardsville, NJ 07924

Fiduciary Trust Company International                     11.19%
FBO L Caldecot Chubb
Attn: Securities Department, 97th Fl.
2 World Trade Center
New York, NY 10048-0772

Tellson & Company/c/o Peapack-Gladstone Bank              8.11%
P.O. Box 178
Gladstone, NJ 07934

Wilmington Trust Co. of PA                                6.83%
FBO Frank E English/C/O Mutual Funds
1100 N. Market Street
Wilmington, DE 19890-2262

FUBS & CO.  FEBO Brenda M Atria                           7.89%
201 S. College St.
Charolotte, NC 28288-1167
Evergreen Select Diversified Value Fund

Institutional Class
None

Evergreen Select Diversified Value Fund
Institutional Service Class

Bankers Trust Co.                                         84.63%
FBO Triangle Industries/Masters Trust
100 Plaza One M/S 3048
Jersey City, NJ 07311-3999

UMBSC & Co./FBO 34-0949-90-8                              11.43%
Midwest Renal Associates Inc.
UMB Bank N A/Box 419260
Kansas City, MO 64141-6260


24688

Evergreen Select Large Cap Blend Fund
Institutional Class

First Union National Bank/EB/INT/Reinvest Account         50.63%
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG 1151
Charlotte, NC 28202-1911

Patterson & Co./PNB Personal Trust Actng.                 11.51%
P.O. Box 7829
Philadelphia, PA 19101-7829

First Union National Bank/EB/INT/Cash Account             37.87%
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG 1151
Charlotte, NC 28202-1911

Evergreen Select Large Cap Blend Fund
Charitable Class

First Union National Bank/EB/INT/Cash Account             97.64%
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG 1151
Charlotte, NC 28202-1911

Evergreen Select Large Cap Blend Fund
Institutional Service Class

Thomas F. Hackett/c/o Warren S. Beebe Jr., CPA            48.89%
P.O. Box 849
Oakhurst, NJ 07755-0849

Fubs & Co./First Union Brokerage                          22.92%
Sipes Orchard Home
201 S College Street, 5th Floor
Charlotte, NC 28288-1167

First Union Brokerage Services                            24.51%
Essex County Comm American Legion
29 Newell Drive
Bloomfield, NJ 07003

Evergreen Select Common Stock Fund
Institutional Class

First Union National Bank/EB/INT/Cash Account             99.15%
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG 1151
Charlotte, NC 28202-1911

Evergreen Select Common Stock Fund
Institutional Service Class

None


24688

Evergreen Select Strategic Growth Fund
Institutional Class

First Union National Bank/EB/INT/Cash Account             51.94%
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG 1151
Charlotte, NC 28202-1911

Patterson & Co.                                           8.03%
PNB Personal Trust Actng.
P.O. Box 7829
Philadelphia, PA 19101-7829

First Union National Bank/EB/INT/Reinvest Account         36.63%
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG 1151
Charlotte, NC 28202-1911

Evergreen Select Strategic Growth Fund
Institutional Service Class

Patterson & Co.                                           6.88%
PNB Personal Trust Actng.
P.O. Box 7829
Philadelphia, PA 19101-7829

Evergreen Select Equity Income Fund
Institutional Class

First Union National Bank/EB/INT/Cash Account             99.90%
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG 1151
Charlotte, NC 28202-1911

Evergreen Select Equity Income Fund
Institutional Service Class

Merrill Lynch Pierce Fenner & Smith Inc.                  30.38%
FBO Hope W Babcock
9601 S Meridian Blvd. 3rd Fl.
Englewood, CO 80112-5905

First Union Brokerage Services                            13.16%
John T Morris and Joy Robinson Morris JTWROS
524 Faculty Street
Boone, NC 28607

Acadia Trust, N.A. Trustee/FBO Robert Jenks               9.82%
511 Congress St;; 9th Fl.
Portland, ME 04101

Centre State Co.                                          5.20%
C/O First National Bank & Tr Co. Of Newtown
40 South St. / P.O. Box 158
Newtown, PA 18940-0158


24688

Eunice Anne Carlyle Jackson                               5.10%
1 The Square/Sandford Credition Devon
Ex17 4LW
England, UK

Helen M Nesbit Trustee/U/A dated 1/2/74                   8.83%
Helen Nesbit Trust
2235 Walton Way
August, GA 30904

Evergreen Select Small Company Value Fund
Institutional Class

First Union National Bank/EB/INT/Reinvest Account         79.57%
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG 1151
Charlotte, NC 28202-1911

First Union National Bank/EB/INT/Cash Account             18.62%
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG 1151
Charlotte, NC 28202-1911

Evergreen Select Small Company Value Fund
Institutional Service Class

None

Evergreen Select Social Principles Fund
Institutional Class

First Union National Bank/EB/INT/Reinvest Account         70.58%
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG 1151
Charlotte, NC 28202-1911

First Union National Bank/EB/INT/Cash Account             29.42%
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl.
Charlotte, NC 28202-1911

Evergreen Select Social Principles Fund
Institutional Service Class

First Union Brokerage Services/Susan L Dowtin             37.26%
708 Sunset Drive
Greensboro, NC 27408

First Union Brokerage Services/John J Scinto Trust        31.51%
80 Grandview Avenue
Port Chester, NY  10573

Thomas F Hackett/c/o Warren S Beebe Jr, CPA               31.23%
P.O. Box 849
Oakhurst, NJ 07755-0849


24688

Evergreen Select Social Principles Fund
Charitable Class

First Union National Bank/EB/INT/Cash Account             97.66%
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG 1151
Charlotte, NC 28202-1911

Evergreen Select Balanced Fund
Institutional Class

First Union National Bank/EB/INT/Reinvest Account         55.35%
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG 1151
Charlotte, NC 28202-1911

First Union National Bank/EB/INT/Cash Account             44.65%
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG 1151
Charlotte, NC 28202-1911

Evergreen Select Balanced Fund
Institutional Service Class

None

Evergreen Select Equity Index Fund
Institutional Class

Patterson & Co./PNB Personal Trust Actng.                 42.73%
P.O. Box 7829
Philadelphia, PA 19101-7829

Patterson & Co./PNB Personal Trust Actng.                 19.85%
P.O. Box 7829
Philadelphia, PA 19101-7829

First Union National Bank/EB/INT/Reinvest Account         22.65%
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG 1151
Charlotte, NC 28202-1911

Evergreen Select Equity Index Fund
Institutional Service Class

None

Evergreen Select Special Equity Fund
Institutional Class

Patterson & Co./PNB Personal Trust Actng.                 54.29%
P.O. Box 7829
Philadelphia, PA 19101-7829

Patterson & Co./PNB Personal Trust Actng.                 25.76%
P.O. Box 7829
Philadelphia, PA 19101-7829


24688

First Union National Bank/EB/INT/Reinvest Account         13.29%
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG 1151
Charlotte, NC 28202-1911

Evergreen Select Special Equity Fund
Institutional Service Class

None

Evergreen Select Small Cap Growth Fund
Institutional Class

Worcester County Retirement System                        18.62%
Attn: Michael J.  Donoghue
Chairman & Treasurer
2 Main St. Rm.  3 Courthouse
Worcester, MA 01608--1116

First Union National Bank/Cash Account                    5.64%
Attn: Trust Operations Fund Group
401 S.  Tryon St.; 3rd Fl.
Charlotte, NC 28202-1911

First Union National Bank/RE-Invest Account               71.53
ATTN: Trust Operations Fund Group
401 South Tryon Street, 3rd Fl.
Charlotte, NC 28202-1911

Evergreen Select Small Cap Growth Fund
Institutional Service Class

None

                       INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISORS

     Each Fund's investment advisor (the "Advisor") is a subsidiary of First Union Corporation ("First Union"), a bank holding company headquartered at 301 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States.

     First Union National Bank ("FUNB") is the Advisor to each Fund other than Evergreen Select Small Company Value Fund, Evergreen Select Special Equity Fund and Evergreen Select Small Cap Growth Fund. FUNB is located at 201 South College Street, Charlotte North Carolina 28288-0630.

     Evergreen Asset Management Corp. ("Evergreen Asset") is the Advisor to Evergreen Select Small Company Value Fund. Evergreen Asset is located at 2500 Westchester Avenue, Purchase, New York 10577. Lieber & Company, another First Union subsidiary, is the Fund's sub-advisor. Lieber & Company is reimbursed by Evergreen Asset for the direct and indirect costs of providing subadvisory services to the Fund.


24688

     Meridian Investment Company ("Meridian") is the Advisor to Evergreen Select Special Equity Fund. Meridian is located at 55 Valley Stream Parkway, Malvern, Pennsylvania 19355.

     Evergreen Investment Management Company ("EIMC"), formerly known as Keystone Investment Management Company, is the Advisor to Evergreen Select Small Cap Growth Fund. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034

     Pursuant to each advisory agreement (the "Advisory Agreement" or, collectively, the "Advisory Agreements") between the Trust and each Advisor, and subject to the supervision of the Trust's Board of Trustees, each Advisor furnishes to each Fund investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of each Fund's assets. Each Advisor pays for all of the expenses incurred in connection with the provision of its services.

     The Funds pay for all charges and expenses, other than those specifically referred to as being borne by the Advisor, including, but not limited to: (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Trustees who are not interested persons of a Fund, as defined in the 1940 Act ("Independent Trustees"); (5) brokerage commissions, brokers' fees and expenses;
(6) issue and transfer taxes; (7) costs and expenses under the distribution plan; (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of Funds' shares with the Securities and Exchange Commission ("SEC") or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and certain proxy materials to shareholders; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Funds and for the Independent Trustees of the Trust; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary Fund charges and expenses.

     The Funds have agreed to pay the Advisor a fee for its services, expressed as a percentage of average net assets, as set forth below. In addition, each Advisor, other than Evergreen Select Small Cap Growth Fund has voluntarily agreed to reduce its advisory fee, resulting in the net advisory fees that are also indicated in the table below.

                                                  Annual            Annual
Fund                                           Advisory Fee   Net Advisory Fee
Evergreen Select Strategic Value Fund             0.70%             0.60%
Evergreen Select Diversified Value Fund           0.60%             0.50%
Evergreen Select Large Cap Blend Fund             0.70%             0.60%
Evergreen Select Common Stock Fund                0.70%             0.53%
Evergreen Select Strategic Growth Fund            0.70%             0.58%
Evergreen Select Equity Income Fund               0.70%             0.60%
Evergreen Select Social Principles Fund           0.80%             0.67%
Evergreen Select Small Company Value Fund         0.90%             0.65%
Evergreen Select Balanced Fund                    0.60%             0.50%
Evergreen Select Equity Index Fund                0.40%             0.12%
Evergreen Select Special Equity Fund              1.50%             0.74%
Evergreen Select Small Cap Growth Fund            0.80%             0.80%

     Under the Advisory Agreement, any liability of the Advisor in connection with rendering services thereunder is limited to situations involving its willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

24688

     Each Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of a Fund's outstanding shares (as defined in the 1940 Act). In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. Each Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

DISTRIBUTOR

     Evergreen Distributor, Inc. (the "Distributor") markets the Funds through broker-dealers and other financial representatives. The Distributor's address is, 125 W. 55th Street, New York, N.Y. 10019.

DISTRIBUTION PLANS AND AGREEMENTS

     Under the Rule 12b-1 Distribution Plans that have been adopted by each Fund with respect to its Institutional Service Shares and the Class A and Class B shares of Evergreen Select Equity Index Fund (each a "Plan" and collectively, the "Plans"), the Treasurer of the Trust reports the amounts expended under the Plans for a Fund and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office. Also, the Plans permit each Fund to deduct up to 0.25% of the Institutional Service class' average net assets to pay for shareholder services.

     Distribution fees are accrued daily and paid at least monthly on the Class A and Class B shares of Evergreen Select Equity Index Fund and are charged as class expenses, as accrued. The distribution fees attributable to the Class B shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting the Distributor to compensate broker-dealers in connection with the sale of such shares. In this regard, the purpose and function of the combined contingent deferred sales charge ("CDSC") and distribution services fee on the Class B shares are the same as those of the front-end sales charge and distribution fee with respect to the Class A shares in that in each case the sales charge and/or distribution fee provide for the financing of the distribution of the Fund's shares.

     EIMC may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services of the Class A and Class B shares of Evergreen Select Equity Index Fund to the Distributor; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

     The Plans permit the payment of fees to brokers and others for distribution and shareholder related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A and Class B shares of Evergreen Select Equity Index Fund. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A and Class B shares, and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A and Class B shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited

24688
to, providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A and Class B shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as Evergreen Select Equity Index Fund reasonably requests for its Class A and Class B shares.

     In the event that a Plan or Distribution Agreement is terminated or not continued with respect to one or more classes of a Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by a Fund to the Distributor with respect to that class or classes, and (ii) a Fund would not be obligated to pay the Distributor for any amounts expended under the Distribution Agreement not previously recovered by the Distributor from distribution services fees in respect of shares of such class or classes through deferred sales charges.

     All material amendments to any Plan or Distribution Agreement must be approved by a vote of the Trustees of the Trust or the holders of a Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular class of shares of a Fund may bear pursuant to a Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Distribution Agreement may be terminated (i) by a Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of a Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by the Distributor. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, a Fund need give no notice to the Distributor. Any Distribution Agreement will terminate automatically in the event of its assignment.

     For a summary of distribution fees paid by the Funds see "Financial Information" below.

     The National Association of Securities Dealers, Inc. ("NASD") limits the amount that a mutual fund may pay annually in distribution costs for sale of its shares and shareholder service fees. The NASD limits annual expenditures to 1.00% of the aggregate average daily NAV of its shares, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder service fees. The NASD also limits the aggregate amount that a Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the distribution plan, plus interest at the prime rate plus 1.00% on such amounts remaining unpaid from time to time.

ADDITIONAL SERVICE PROVIDERS

Administrator

     Evergreen Investment Services, Inc. ("EIS") serves as administrator to each Fund, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive a fee based on the aggregate average daily net assets of the Funds at a rate based on the total assets of all mutual funds administered by EIS that are advised by First Union subsidiaries. EIS' fee is calculated in accordance with the following schedule:

24688

Aggregate Net                 Total assets of
Administrator Fee             First Union subsidiaries
-----------------             ------------------------
          0.050%                       of the first $7 billion, plus
          0.035%                       of the next $3 billion, plus
          0.030%                       of the next $5 billion, plus
          0.020%                       of the next $10 billion, plus
          0.015%                       of the next $5 billion, plus
          0.010%                       of amounts over $30 billion.

Transfer Agent

     Evergreen Service Company (the "Service Company"), a subsidiary of First Union, is the Funds' transfer agent. The transfer agent issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The transfer agent's address is 200 Berkeley Street, Boston, Massachusetts 02116.

Independent Auditors

     KPMG Peat Marwick LLP audits each Fund's financial statements. The auditor's address is 99 High Street, Boston, Massachusetts 02110.

Custodian

     State Street Bank and Trust Company is the Funds' custodian. The bank keeps custody of each Fund's securities and cash and performs other related duties. The custodian's address is P.O. Box 9021, Boston, Massachusetts 02205-9827.

                                                     BROKERAGE

SELECTION OF BROKERS

     When buying and selling portfolio securities, each Advisor seeks brokers who can provide the most benefit to the Fund or Funds for which a trade is being made. When selecting a broker, an Advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

   1.   ability to provide the best net financial result to the Fund;
   2.   efficiency in handling trades;
   3.   ability to trade large blocks of securities;
   4.   readiness to handle difficult trades;
   5.   financial strength and stability; and
   6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

     Under each Advisory Agreement, each Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above. Pursuant to Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonably in relation to the brokerage and research services provided. Research services provided by a broker to

24688
an Advisor do not replace, but supplement, the services an Advisor is required to deliver to a Fund under the Advisory Agreement. It is impracticable for an Advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

     When selecting a broker for portfolio trades, an Advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

     Lieber & Company, an affiliate of Evergreen Asset and a member of the New York and American Stock Exchanges, will to the extent practicable effect substantially all of the portfolio transactions for Evergreen Select Small Company Value Fund.

BROKERAGE COMMISSIONS

     Generally, each Fund expects to purchase and sell its equity portfolio securities through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession.

     The Funds expect to buy and sell their fixed-income securities through principal transactions, that is, directly from the issuer or from an underwriter or market maker for the securities. Generally, the Funds will not pay brokerage commissions for such purchases. Usually, when a Fund buys a security from an underwriter, the purchase price will include an underwriting commission or concession.

     Prices of both equity and fixed-income securities purchased from dealers serving as market makers will reflect the dealer's markup or markdown.

GENERAL BROKERAGE POLICIES

     Generally, the Funds expect to purchase and sell their securities through brokerage transactions for which commissions are payable. Where transactions are made in the over-the-counter market, the Funds will deal with primary market makers unless more favorable prices are otherwise obtainable.

     The Advisor makes investment decisions for the Funds independently from those of its other clients. It may frequently develop, however, that the Advisor will make the same investment decision for more than one client. Simultaneous transactions are inevitable when the same security is suitable for the investment objective of more than one account. When two or more of its clients are engaged in the purchase or sale of the same security, the Advisor will allocate the transactions according to a formula that is equitable to each of its clients. Although, in some cases, this system could have a detrimental effect on the price or volume of the Funds' securities, the Funds believe that in other cases their ability to participate in volume transactions will produce better executions. In order to take advantage of the availability of lower purchase prices, the Funds may occasionally participate in group bidding for the direct purchase from an issuer of certain securities.

     The Board of Trustees periodically reviews the Funds' brokerage policy. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the Board of Trustees may change, modify or eliminate any of the foregoing practices.


24688

                                   TRUST ORGANIZATION

FORM OF ORGANIZATION

     The Trust was formed as a Delaware business trust under an Agreement and Declaration of Trust dated September 18, 1997 (the "Declaration of Trust"). A copy of the Declaration of Trust is on file at the SEC as an exhibit to the Trust's Registration Statement, of which this SAI is a part. This summary is qualified in its entirety by reference to the Declaration of Trust.

DESCRIPTION OF SHARES

     The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of a Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

VOTING RIGHTS

     Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of NAV applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of a Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

     After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law.

LIMITATION OF TRUSTEES' LIABILITY

     The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

                            PURCHASE, REDEMPTION AND
                             PRICING OF FUND SHARES

HOW THE FUND OFFERS ITS SHARES TO THE PUBLIC
(Evergreen Select Equity Index Fund - Class A and Class B Shares)

     You may buy the Class A and Class B shares of the  Evergreen  Select Equity
Index Fund through the Distributor, broker-dealers that have entered into special agreements with the Distributor or certain other financial institutions.

24688

Class A Shares

     With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge equal to 4.75% of the offering price. (The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases. See also the section in this SAI entitled "Financial Information" for an example of the method of computing the offering price of Class A shares.) If you purchase Class A shares in the amount of $1 million or more, without an initial sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase and the 12-month period following the month of your purchase. See "Contingent Deferred Sales Charge" below.

Class B Shares

     The Fund offers Class B shares at NAV without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 72 months after the month of your purchase, in accordance with the following schedule:

Redemption Timing                                               CDSC Rate
Month of purchase and the first 12-month
  period following the month of purchase                          5.00%
Second 12-month period following the month of purchase            4.00%
Third 12-month period following the month of purchase             3.00%
Fourth 12-month period following the month of purchase            3.00%
Fifth 12-month period following the month of purchase             2.00%
Sixth 12-month period following the month of purchase             1.00%
Thereafter                                                        0.00%

         Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. (Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to the Service Company.)

CONTINGENT DEFERRED SALES CHARGE
(Evergreen Select Equity Index Fund - Class A and Class B Shares)

         The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Plans and Agreements," above). If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the NAV of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the NASD, paid to the Distributor or its predecessor.



24688

SALES CHARGE WAIVERS OR REDUCTIONS
(Evergreen Select Equity Index Fund - Class A and Class B Shares)

Reducing Class A Front-end Loads

         With a larger purchase, there are several ways that you can combine multiple purchases of Class A shares in the Evergreen funds and take advantage of lower sales charges.

Combined Purchases

         You can reduce your sales charge by combining purchases of Class A shares of multiple Evergreen funds. For example, if you invested $75,000 in each of two different Evergreen funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75%).

Rights of Accumulation

         You can reduce your sales charge by adding the value of Class A shares of Evergreen funds you already own to the amount of your next Class A investment. For example, if you hold Class A shares valued at $99,999 and purchase an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75%, rather than 4.75%.

         Your account, and therefore your rights of accumulation, can be linked t immediate family members which includes father and mother, brothers and sisters, and sons and daughters. The same rule applies with respect to individual retirement plans. Please note, however, that retired plans involving employees stand alone and do not pass on rights of accumulation.

Letter of Intent

         You can, by completing the "Letter of Intent" section of the application, purchase Class A shares over a 13-month period and receive the same sales charge as if you had invested all the money at once. All purchases of Class A shares of an Evergreen fund during the period will qualify as Letter of Intent purchases.

Waiver of Initial Sales Charges

         The Fund may sell its shares at NAV without an initial sales charge to:

         1.    purchasers of shares in the amount of $1 million or more;
         2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");
         3. institutional investors, which may include bank trust departments and registered investment advisors;
         4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

24688

         5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased;
         6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with a Fund by the broker-dealer;
         7. employees of FUNB, its affiliates, the Distributor, any broker-dealer with whom the Distributor, has entered into an agreement to sell shares of the Funds, and members of the immediate families of such employees;
         8. certain Directors, Trustees, officers and employees of the Evergreen funds, the Distributor or their affiliates and the immediate families of such persons; or
         9. a bank or trust company in a single account in the name of such bank or trust company as trustee if the initial investment in or any Evergreen fund made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers' written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Fund will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSC

         The Fund does not impose a CDSC when the shares you are redeeming represent:

    1.    an increase in the share value above the net cost of such shares;

     2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

     3. shares that are in the accounts of a shareholder who has died or become disabled;

     4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");

     5. an automatic withdrawal from the ERISA plan of a shareholder who is a least 59 1/2 years old;

    6. shares in an account that the Fund has closed because the account has an aggregate NAV of less than $1,000;

    7. an automatic withdrawal under a Systematic Withdrawal Plan of up to 1.0% per month of your initial account balance;

     8. a withdrawal consisting of loan proceeds to a retirement plan participant; 9. a financial hardship withdrawal made by a retirement plan participant; and 10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan.

EXCHANGES

         Investors may exchange Class A and B shares of Evergreen Select Equity Index Fund for shares of the same class of any other Evergreen fund. Investors may exchange all other classes of shares of of the Funds for shares of the same class of any other Evergreen "Select" fund. Exchanges are discussed in further detail under "Exchanges" in each Fund's prospectus. Before you make an exchange, you should read the prospectus of the fund into which you wish to exchange. The

24688

Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

HOW AND WHEN THE FUNDS CALCULATE THEIR NET ASSET VALUE PER SHARE

         Each Fund computes its NAV once daily on Monday through Friday, as described in the prospectus. A Fund will not compute its NAV on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         A Fund calculates its NAV per share by adding up its investments and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding.

HOW THE FUNDS VALUE THE SECURITIES THEY OWN

         Current values for a Fund's portfolio securities are determined in the following manner:

         (1) securities that are traded on a national securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or NMS prior to the time of the valuation, provided that a sale has occurred;

         (2) securities traded in the over-the-counter market, other than on NMS, are valued at the mean of the bid and asked prices at the time of valuation;

         (3) short-term investments maturing in more than 60 days for which market quotations are readily available, are valued at such quotations;

         (4) short-term investments maturing in 60 days or less (including all master demand notes) are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market;

         (5) short-term investments maturing in more than 60 days when purchased that are held on the 60th day prior to maturity are valued at amortized cost (market value on the 60th day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market; and

         (6) securities, including restricted securities, for which complete quotations are not readily available; listed securities or those on NMS if, in the Fund's opinion, the last sales price does not reflect a current market value or if no sale occurred; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

SHAREHOLDER SERVICES

         As described in the Funds' prospectuses, a shareholder may elect to receive his or her dividends and capital gains distributions in cash instead of shares. However, the Service Company will automatically convert a shareholder's distribution option so that the shareholder reinvests all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. A Fund will hold the returned distribution or redemption proceeds in a non interest-bearing account in the shareholder's name

24688
until the shareholder updates his or her address. Therefore, no interest will accrue on amounts represented by uncashed distribution or redemption checks

                             PRINCIPAL UNDERWRITER

         The Distributor, a subsidiary of The BISYS Group, Inc. is the principal underwriter for each class of shares of each Fund. The Trust has entered into a Principal Underwriting Agreement ("Underwriting Agreement") with the Distributor with respect to each class of each Fund.

         The Distributor, as agent, has agreed to use its best efforts to find purchasers for the shares. The Distributor may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that the Distributor will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by the Distributor are at the public offering price of the shares, which is determined in accordance with the provisions of the Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Trust and the Trust reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Trust is not liable to anyone for failure to accept any order.

         The Distributor has agreed that it will, in all respects, duly comply with all state and federal laws applicable to the sale of the Funds' shares. The Distributor and the Funds have both agreed to indemnify and hold each other harmless and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of the Distributor or any other person for whose acts the Distributor is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Independent Trustees, and (ii) by vote of a majority of the Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in the Distributor's judgment, it could benefit the sales of shares, the Distributor may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.


24688

                            ADDITIONAL TAX INFORMATION

REQUIREMENTS FOR QUALIFICATION AS A REGULATED INVESTMENT COMPANY

         Each Fund has qualified and intends to continue to qualify for and elect the tax treatment applicable to a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the
"Code"). (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, a Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on a Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

TAXES ON DISTRIBUTIONS

         Distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share of a Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by a Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Funds will include dividends it receives from domestic corporations when a Fund calculates its gross investment income. The Funds anticipate that all or a portion of ordinary dividends which they pay will qualify for the 70% dividends-received deduction for corporations. A Fund will inform shareholders of the amounts that so qualify.

         From time to time, a Fund will distribute the excess of its net long-term capital gains over its short-term capital losses to shareholders. For federal tax purposes, shareholders must include such distributions when calculating their long-term capital gains. Each Fund will inform its shareholders of the portion, if any, of a long-term capital gain distribution which is subject to tax at the maximum 28% rate and the portion, if any, of a long term capital gain distribution which is subject to tax at the maximum 20% rate. Distributions of long-term capital gains are taxable as such to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by a Fund reduce its NAV. A distribution that reduces a Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it

24688
is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of a Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and a Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on a Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

TAXES ON THE SALE OR EXCHANGE OF FUND SHARES

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received capital gain dividends on such shares.

     Shareholders who fail to furnish their taxpayer identification numbers to a Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by a Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

OTHER TAX CONSIDERATIONS

     The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax

24688
consequences of investing in shares of a Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.

                             FINANCIAL INFORMATION

EXPENSES

     The expense information below pertaining to Evergreen Select Equity Index Fund and Evergreen Select Special Equity Fund reflects operations under previous investment advisor and service providers. These two Funds were formerly Equity Index Fund and Special Equity Fund, respectively, portfolios of CoreFunds, Inc. (the "Predecessor Funds"). They were reorganized into Evergreen funds in July 1998. Class Y Shares of the Predecessor Funds were reorganized into Institutional Shares of their respective Evergreen funds. Class A and Class B Shares of the Predecessor Funds were reorganized into Institutional Service Shares of their respective Evergreen funds.

     The table below shows the total dollar amounts paid by each Fund for services rendered during the fiscal periods specified. For more information on specific expenses, see "Investment Advisory and Other Services," "Distribution Plans and Agreements," "Principal Underwriter" and "Purchase, Redemption and Pricing of Shares."



                                                       Institutional       Institutional Service          Charitable
                                       Advisory Fees      12b-1 Fees               12b-1 Fees             12b-1 Fees
1998 Fund Expenses
Strategic Value                           $930,128          N/A                     $334                     N/A
Diversified Value                       $2,181,562          N/A                     $435                     N/A
Large Cap Blend                         $2,031,616          N/A                     $186                     N/A
Common Stock                            $8,171,550          N/A                    $8,623                    N/A
Strategic Growth                        $1,235,649          N/A                    $4,792                    N/A
Equity Income                             $862,925          N/A                     $815                     N/A
Small Company Value                       $208,402          N/A                      $0                      N/A
Social Principles                         $782,703          N/A                     $102                     N/A
Balanced                                $1,954,563          N/A                     $114                     N/A
Equity Index                            $1,139,118          N/A                    $2,000                    N/A
Special Equity                          $1,208,084          N/A                       *                      N/A
Small Cap Growth                          $166,954          N/A                      $0                      N/A

*    See "Distribution Fees" below.

For the period ended June 30, 1998 there were no outstanding Class A or Class B shares of Evergreen Select Equity Index Fund.

24723
                                                        39

Advisory Fee Waivers

     In accordance with voluntary expense limitations in effect during the fiscal period ended June 30, 1998, the Advisor to each of the following Funds voluntarily reimbursed or waived advisory fees, as follows:


Strategic Value                           $132,876
Diversified Value                         $363,594
Large Cap Blend                           $346,847
Common Stock                            $1,350,561
Strategic Growth                          $210,851
Equity Income                             $124,620
Small Company Value                        $58,160
Social Principles                         $129,970
Balanced                                  $325,761
Equity Index                              $686,140
Special Equity                            $518,453

Distribution Fees

     The table below shows the aggregate sales charges payable for the fiscal years ended June 30, 1996, 1997 and 1998 to SEI Investments Distribution Co. ("SEI"), the Predecessor Funds' distributor, with respect to the Predecessor Funds, Class A and Class B shares. The table also shows amounts retained by SEI.


Predecessor Fund         Aggregate Sales Charge Payable to SEI             Amount Retained by SEI
                         1996             1997            1998             1996             1997            1998

Special Equity Fund      $1,933           $39,047         $28,000          $286             $1,529          $28,000
Equity Index Fund        0                $188,470        $320,000         0                $6,846          $320,000

BROKERAGE COMMISSIONS PAID

     The table below shows for each Fund, other than Evergreen Select Special Equity Fund and Evergreen Select Equity Index Fund, the total amounts paid in brokerage commissions during the fiscal period specified.


                                 Total Brokerage
                                   Commission
=============================================== =====================
Fiscal Period Ended June 30, 1998
Strategic Value                                              $145,302
Diversified Value                                          $1,011,341


24723
                                                        40

                                 Total Brokerage
                                   Commission
=============================================== =====================
Large Cap Blend                                              $415,687
Common Stock                                               $1,063,426
Strategic Growth                                             $464,814
Equity Income                                                $269,886
Small Company Value                                          $123,196
Social Principles                                             $88,390
Balanced                                                     $281,280
Small Cap Growth                                              $61,462


                                                                   Percent of
                                               Percent of Total   Transactions
                                  Commission    Commission Pad      Effected
                                Paid to Lieber   to Lieber          by Lieber

Fiscal Period Ended June 30, 1998
Small Company Value                $96,640          78.44%           74.68%


     The table below shows the brokerage commissions paid by the Predecessor Funds of Evergreen Select Special Equity Fund and Evergreen Select Equity Index Fund for the fiscal years ended June 30, 1996, 1997 and 1998.


                                                        Total Brokerage
                                                           Commission

Fiscal Period Ended June 30, 1996
Special Equity Fund                                          $218,638
Equity Index Fund                                             $91,443

Fiscal Period Ended June 30, 1997
Special Equity Fund                                          $138,761
Equity Index Fund                                             $89,787

Fiscal Period Ended June 30, 1998
Special Equity Fund                                          $116,052
Equity Index Fund                                            $102,434


PERFORMANCE DATA

Total Return

     Total return quotations for a class of shares of a Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one-, five- and ten-year periods, or the time periods for which such class of shares has been outstanding, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount

24723
                                                        41
invested in the class to the ending redeemable value. All dividends and distributions are added to the initial investment and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

     The average annual total returns for each class of shares of the Funds, other than Class A and Class B shares of Evergreen Select Equity Index Fund, (including applicable sales charges) as of June 30, 1998 are as follows:


Fund/Class                      Since Inception      Inception Date
============================    ===============      ==============
Strategic Value
Institutional Shares                11.95%             11/24/97
Institutional Service Shares         1.68%              3/11/98
Diversified Value
Institutional Shares                10.76%              1/22/98
Institutional Service Shares        (2.19)%             3/31/98
Large Cap Blend
Institutional Shares                14.31%             12/19/97
Institutional Service Shares         2.17%              3/12/98
Charitable Shares                   13.18%             11/24/97
Common Stock
Institutional Shares                12.23%             11/24/97
Institutional Service Shares         6.29%              2/4/98
Strategic Growth                    18.53%             11/24/97
Institutional Shares
Institutional Service Shares         6.29%              2/27/98
Equity Income
Institutional Shares                 3.70%             11/24/97
Institutional Service Shares        (1.16)%             3/11/98
Small Company Value
Institutional Shares                 1.28%             12/23/97
Institutional Service Shares          N/A              12/23/97
Social Principles
Institutional Shares                 6.41%             11/24/97
Institutional Service Shares         1.32%              3/12/98
Charitable Shares                    6.38%             11/24/97
Balanced
Institutional Shares                 7.76%              1/22/98
Institutional Service Shares         1.23%              4/9/98
Small Cap Growth
Institutional Shares                13.76%             12/28/95
Institutional Service Shares          N/A                 N/A


24723
                                                        42

                                                    Ten Years or    Inception
Fund/Class                    One Year Five Years  Since Inception    Date
============================  ======== ==========  ===============   =======
Equity Index
Institutional Shares          29.17%    22.46%         17.46%       2/14/85
Institutional Service Shares  29.17%     N/A           34.23%       10/9/96
Special Equity
Institutional Shares          14.23%     N/A           24.84%       2/21/95
Institutional Service Shares  13.78%     N/A           16.40%       3/15/94

Current Yield

     From time to time, a Fund may quote its yield in advertisements or in reports or other communications to shareholders. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields are computed by dividing a Fund's interest income (as defined in the SEC yield formula) for a given 30-day or one month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. The formula for calculating yield is as follows:

YIELD = 2[(a-b/cd + 1)6-1]

Wherea = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends d = The maximum offering price per share on the last day of the period

     Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond funds. Gains and losses generally are excluded from the calculation. Income calculated for purposes of determining a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yields quoted for a Fund may differ from the rates of distributions the Fund paid over the same period, or the net investment income reported in the Fund's financial statements.

     Yield information is useful in reviewing a Fund's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in a Fund's investment portfolios, portfolio maturity, operating expenses and market conditions.

     It should be recognized that in periods of declining interest rates the yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Fund's investments, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.


24723
                                                        43

     The yield for the 30-day period ended June 30, 1998 for each class of shares offered by the Funds, other that Class A and Class B shares of Evergreen Select Equity Index Fund, are set forth in the table below:


                                           30-Day Yield

                         Institutional     Institutional
Fund                         Shares       Service Shares    Charitable Shares
Strategic Value              1.40%             1.18%               N/A
Diversified Value            0.94%             0.77%               N/A
Large Cap Blend              0.70%             0.46%              0.70%
Common Stock                 0.93%             0.70%               N/A
Strategic Growth             0.14%            (0.10%)              N/A
Equity Income                2.70%             2.45%               N/A
Small Company Value          0.10%              N/A                N/A
Social Principles            0.14%            (0.10%)             0.14%
Balanced                     3.22%             2.97%               N/A
Small Cap Growth            (0.93%)             N/A                N/A
Special Equity                 0%               0%                 N/A
Equity Index                 1.05%             0.99%               N/A

     Any given yield or total return quotation should not be considered representative of a Fund's yield or total return for any future period.

Non-Standardized Performance

     In addition to the performance information described above, a Fund may provide total return information for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Total Return" above except that no annualization is made.

General

     From time to time, a Fund may quote its performance in advertising and other types of literature as compared to the performance of the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, Russell 2000 Index, or any other commonly quoted index of common stock prices. The Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average and the Russell 2000 Index are unmanaged indices of selected common stock prices. A Fund's performance may also be compared to those of other mutual funds having similar objectives. This comparative performance would be expressed as a ranking prepared by Lipper Analytical Services, Inc. or similar independent services monitoring mutual fund performance. A Fund's performance will be calculated by assuming, to the extent applicable, reinvestment of all capital gains distributions and income dividends paid. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.



24723
                                                        44

Financial Statements

     The audited financial statements and the reports thereon for each of the Funds, other than Evergreen Select Equity Index Fund and Evergreen Select Special Equity Fund, are hereby incorporated by reference to the Funds' Annual Report. The financial statements for Evergreen Select Equity Index Fund have been audited by Ernst & Young LLP, independent auditors, for the periods from inception through June 30, 1998. The financial statements for Evergreen Select Special Equity Fund have been audited by Ernst & Young LLP for the periods from November 1, 1995 through June 30, 1998 and by the Fund's prior auditor for the periods ended October 31, 1994 through October 31, 1995. A report of Ernst & Young LLP on the financial statements it has audited appears in the Funds' Annual Report which is incorporated by reference. A copy of the Funds' Annual Reports may be obtained without charge from the Service Company by calling toll-free 1-800-343-2898 or by writing to the Service Company at P.O. Box 2121, Boston, Massachusetts 02106-2121.

                              ADDITIONAL INFORMATION

     Except as otherwise stated in its prospectuses or required by law, the Trust reserves the right to change the terms of the offer stated in its prospectuses for each Fund without shareholder approval, including the right to impose or change fees for services provided.

     No dealer, salesman or other person is authorized to give any information or to make any representation not contained in a Fund's prospectus, SAI or in supplemental sales literature issued by the Trust or the Distributor, and no person is entitled to rely on any information or representation not contained therein.

     Each Fund's prospectus and this SAI omit certain information contained in its registration statement, which may be obtained for a fee from the SEC in Washington, D.C.

24723
                                                        45

[PICTURE APPEARS HERE]                                             JUNE 30, 1998


                                                                EVERGREEN SELECT

                                 EQUITY FUNDS
                                 ------------
                                                                   ANNUAL REPORT



                                          [LOGO OF APPEARS EVERGREEN FUNDS HERE]

--------------------------------------------------------------------------------
                               Table of Contents
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS.................................................     1
EVERGREEN SELECT BALANCED FUND
Fund at a Glance.......................................................     2
Portfolio Manager Commentary...........................................     3
EVERGREEN SELECT COMMON STOCK FUND
Fund at a Glance.......................................................     5
Portfolio Manager Commentary...........................................     6
EVERGREEN SELECT DIVERSIFIED VALUE FUND..
Fund at a Glance.......................................................     8
Portfolio Manager Commentary...........................................     9
EVERGREEN SELECT EQUITY INCOME FUND
Fund at a Glance.......................................................    11
Portfolio Manager Commentary...........................................    12
EVERGREEN SELECT LARGE CAP BLEND FUND
Fund at a Glance.......................................................    14
Portfolio Manager Commentary...........................................    15
EVERGREEN SELECT SMALL CAP GROWTH FUND
Fund at a Glance.......................................................    17
Portfolio Manager Commentary...........................................    18
EVERGREEN SELECT SMALL COMPANY VALUE FUND
Fund at a Glance.......................................................    22
Portfolio Manager Commentary...........................................    23
EVERGREEN SELECT SOCIAL PRINCIPLES FUND
Fund at a Glance.......................................................    27
Portfolio Manager Commentary...........................................    28
EVERGREEN SELECT STRATEGIC GROWTH FUND
Fund at a Glance.......................................................    30
Portfolio Manager Commentary...........................................    31
EVERGREEN SELECT STRATEGIC VALUE FUND
Fund at a Glance.......................................................    33
Portfolio Manager Commentary...........................................    34
FINANCIAL HIGHLIGHTS
Evergreen Select Balanced Fund.........................................    36
Evergreen Select Common Stock Fund.....................................    37
Evergreen Select Diversified Value Fund................................    38
Evergreen Select Equity Income Fund....................................    39
Evergreen Select Large Cap Blend Fund..................................    40
Evergreen Select Small Cap Growth Fund.................................    41
Evergreen Select Small Company Value Fund..............................    42
Evergreen Select Social Principles Fund................................    43
Evergreen Select Strategic Growth Fund.................................    44
Evergreen Select Strategic Value Fund..................................    45
SCHEDULES OF INVESTMENTS
Evergreen Select Balanced Fund.........................................    46
Evergreen Select Common Stock Fund.....................................    48
Evergreen Select Diversified Value Fund................................    50
Evergreen Select Equity Income Fund....................................    52
Evergreen Select Large Cap Blend Fund..................................    54
Evergreen Select Small Cap Growth Fund.................................    56
Evergreen Select Small Company Value Fund..............................    58
Evergreen Select Social Principles Fund................................    60
Evergreen Select Strategic Growth Fund.................................    62
Evergreen Select Strategic Value Fund..................................    64
STATEMENTS OF ASSETS AND LIABILITIES...................................    66
STATEMENTS OF OPERATIONS...............................................    68
STATEMENTS OF CHANGES IN NET ASSETS....................................    71
COMBINED NOTES TO FINANCIAL STATEMENTS.................................    74
INDEPENDENT AUDITORS' REPORT...........................................    84
ADDITIONAL INFORMATION (UNAUDITED).....................................    85

--------------------------------------------------------------------------------
                                Evergreen Funds
--------------------------------------------------------------------------------

Evergreen Funds is one of the nation's fastest growing investment companies with approximately $52 billion in assets under management.

With over 70 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broader range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.


This annual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.


                --------------------------------------------------------------
  MUTUAL FUNDS: ARE NOT FDIC INSURED  MAY LOSE VALUE . ARE NOT BANK GUARANTEED
                --------------------------------------------------------------

                          Evergreen Distributor, Inc.

                            Letter to Shareholders
                            ----------------------

                                  August 1998



Dear Shareholders:


The fiscal year that ended on June 30, 1998, was an excellent period for U.S. stock investing, particularly for those portfolios that focused on the largest of the large-cap stocks.

[PHOTO OF WILLIAM M. ENNIS]

A healthy, but not overheated, domestic economy, declining rates and virtually invisible inflation all combined to create a benign economic backdrop for equity investors. Corporate earnings continued to increase, propelled by an optimistic consumer and the continued trend for companies to help grow their earnings by cutting costs and improving productivity.

[PHOTO OF DAVID C FRANCIS]

The principal dark cloud on the horizon resulted from the pressure created by the deepening economic and currency crisis in Asia. The first effects in the United States were, if anything, benign. The problems in Asia were perceived as helping to slow the strong growth in the U.S. economy, while helping to control inflation and keep interest rates low. The Asian influence, however, also has contributed to a slowdown in the growth in U.S. manufacturing sectors. Technology and capital goods companies dependent on sales to Asia have begun to experience earnings disappointments.

Following the pattern of the past three years, the largest U.S. companies seemed to be the most resilient to any uncertainty and doubts in the market. The S&P 500 Composite Index, for example, had a 30.15% return for the 12 months, including a 17.71% return in the first six months of 1998. The largest 50 companies in the S&P 500 had even greater performance, outperforming the overall index by almost 600 basis points in the past six months alone.

Meanwhile, the small-cap and mid-cap sectors lagged noticeably in performance, even if many smaller companies offered more attractive earnings growth. The small-cap Russell 2000 Index, for example, had a 12-month return of 16.51%, and just a 4.93% return during the first six months of 1998.

One of the results of this trend, which has been compounding for three years, has been historically high valuations in the large-cap area. Indeed, on June 30, 1998, S&P 500 stocks were trading at a price/earnings ratio of 26 times 1998 earnings, compared to the long-term historical average of about 15 times earnings.

Given this recent outperformance, the relative valuations of the small- and mid-cap sectors look increasingly compelling to many consultants, especially considering the very impressive growth rates in many industries not overly reliant on Asia. The other side of this argument, however, is that the small- and mid-cap sectors historically also have suffered greater volatility in market downturns. At this writing, market concerns about the effects of the Asian crisis were increasing, with analysts taking particularly sharp looks at new earnings announcements.

Within this environment, the 10 different portfolios of the Evergreen Select Equity Funds have pursued their distinct strategies to take advantage of different investment opportunities and to respond to different investor risk control needs. In the following pages, we present specific reports for the 10 portfolios for the fiscal year ended on June 30. At Evergreen Funds, we provide the Select Funds to give institutional investors the opportunity to choose among a range of investment alternatives, each with its distinct objectives and risk parameters.

Thank you for your continued investment in Evergreen Select Funds.

Sincerely,



/s/ William M. Ennis
William M. Ennis
Managing Director
Evergreen Funds


/s/ Davis C. Francis
David C. Francis, C.F.A.
Managing Director
Chief Investment Officer
First Capital Group

-------------------------------------------------------------------------------
                                   EVERGREEN
                             Select Balanced Fund
--------------------------------------------------------------------------------
                     Fund at a Glance as of June 30, 1998

--------------------------------------------------------------------------------
                               PORTFOLIO PROFILE
--------------------------------------------------------------------------------

                                  PHILOSOPHY

The Evergreen Select Balanced Fund uses a systematic and disciplined investment approach which provides exposure to both the equity and fixed income markets. The basis of this approach is founded in the belief that stocks offer the greatest long-term growth opportunities while bonds provide income and less risk to principal.

                                    PROCESS

The Fund employs a blended approach to equity investing, utilizing companies with both value and growth-oriented characteristics. Within the fixed income component, portfolio performance is enhanced while seeking to control risk by managing duration, sector allocation and security selection.

                                   BENCHMARK

          S & P 500 and the Lehman Brothers
          Government/Corporate Bond Index

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS
--------------------------------------------------------------------------------

                                                   Class I  Class IS
Average Annual Returns
1 year                                              18.93%  18.88%
5 years                                             13.75%  13.73%
Since Inception                                     13.29%  13.26
Fiscal YTD income dividends per share               $0.16   $0.08

--------------------------------------------------------------------------------
                               LONG TERM GROWTH
--------------------------------------------------------------------------------

                 Date     S&P 500         LB Gov't/Corp      Class I
                3/1/91    $10,000          $10,000          $ 9,675
               6/31/91      9,977           10,151           10,070
               6/30/92     11,315           11,589           11,500
               6/30/93     12,857           13,113           12,981
               6/30/94     13,038           12,921           13,228
               6/30/95     16,438           14,570           15,303
               6/30/96     20,711           15,249           17,525
               6/30/97     27,898           16,430           20,787
               6/30/98     36,312           18,274           24,722


Comparison of change in value of a $10,000 investment in Evergreen Select Balanced Fund, Class I, the S & P 500 Index, and the Lehman Brothers Government / Corporate Bond Index.

Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Class I and IS performance information includes the performance of the Fund's predecessor fund, Evergreen Balanced Fund Class Y, for periods before the Fund's registration statement became effective on November 21, 1997. The inception date of the predecessor fund was April 1, 1991. Performance for the predecessor fund has been adjusted to include the effect of estimated expenses based upon the Select Balanced Fund expense ratios as stated in the Fund's current prospectus. Performance information for Class IS also includes performance of the Fund's Class I for the period from November 24, 1997 to April 9, 1998 (commencement of Class IS operations), adjusted for differences between class expenses. Returns of Class I and IS since their respective commencement of class operations were 7.76% and 1.23%, respectively. Index returns do not reflect expenses, which have been deducted from the Fund's return.

-------------------------------------------------------------------------------
                                   EVERGREEN
                             Select Balanced Fund
-------------------------------------------------------------------------------
                         PORTFOLIO MANAGER COMMENTARY


PORTFOLIO MANAGEMENT TEAM

[PHOTO OF DEAN HAWES]                      [PHOTO OF ROLLIN C. WILLIAMS]

PERFORMANCE AND PORTFOLIO COMPOSITION

For the fiscal year ended June 30, 1998, the Evergreen Select Balanced Fund Class I shares' 18.9% total return lagged the 30.2% return of the S&P 500 Index but outperformed the 11.3% return of the Lehman Brothers Government/Corporate Bond Index. The Fund's performance outpaced the 17.6% average return of the 373 Balanced funds tracked by Lipper Analytical Services, Inc., an independent mutual fund performance monitoring company.

During the second half of the fiscal year, as valuation levels in the equity market soared to all-time highs, the Fund's equity exposure was modestly reduced while the fixed-income weighting was increased. As of June 30, the Fund was comprised of 56.3% equities, 43.5% fixed income investments, with the remainder in cash.

                           Portfolio Characteristics

Total Net Assets           $724,065,088
Number of Issues                     91
P/E Ratio                          28.4x
Beta                               1.01

EQUITY EXPOSURE

As the period progressed and expectations for slower economic growth surfaced, we modified our strategy to focus on industry-dominant companies able to generate visible and predictable earnings growth. As the economy and consumer spending slow, we believe these companies will be best equipped to withstand a temporary weakening in demand and have the resources to maintain market share as well as earnings stability. The portfolio's top three equity holdings as of June 30, Microsoft, General Electric and Johnson & Johnson, are representative of our "bigger is better" strategy.

From a sector standpoint, technology and healthcare remain our current focus. The secular trend underlying technology stocks bodes well for future growth as companies continue to rely on computers and software to increase efficiency and cut costs. For the final three months of the fiscal period, the three best performing stocks were all technology issues; Cisco Systems, Sanmina Corp. and Microsoft posted price-only returns of 32%, 21% and 18%, respectively.

The outlook for the healthcare sector also remains favorable as a result of positive demographic trends, good cost controls and the FDA's increased efficiency in the new drug approval process. At 10.1%, this sector is buoyed by companies such as Bristol-Myers, HEALTHSOUTH and Pfizer, Inc.

-------------------------------------------------------------------------------
                                   EVERGREEN
                             Select Balanced Fund
--------------------------------------------------------------------------------
                         PORTFOLIO MANAGER COMMENTARY


                           Top 5 Industries - Equity

                        (as a percentage of net assets)

Healthcare Products & Services      10.1%
Banks                                6.7%
Information Services & Technology    5.8%
Finance & Insurance                  4.1%
Consumer Products & Services         4.0%


                            Top 10 Equity Holdings

                         (as a percentage of net assets)

Microsof Corp.             2.3%
General Electric Co.       1.6%
Johnson & Johnson          1.6%
HBO & Co.                  1.6%
Cisco Systems, Inc.        1.5%
Procter & Gamble Co.       1.5%
Allstate Corp.             1.5%
Tyco International Ltd.    1.5%
Bristol-Myers Squibb Co.   1.5%
Coca Cola Co.              1.5%


FIXED INCOME ALLOCATION

During the final three months of the fiscal year, the Fund's fixed-income weighting increased to nearly 44%. Our fixed-income exposure has helped performance due to a duration stance that remained longer than our benchmark for most of the period, a strategy which was successful as interest rates declined. As of June 30, 1998, the Fund's duration was 5.8 years versus 5.4 years for the Lehman Brothers Government/Corporate Bond Index. In keeping with our philosophy of being a low turnover fund, trades were undertaken primarily in Treasuries during the period to either shift duration or finely tune the duration process.

                           Top 5 Industries - Bond

                        (as a percentage of net assets)

Treasury Notes & Bonds                     31.2%
Finance & Insurance                         3.8%
Banks                                       1.7%
U.S. Government Agency Obligations          1.2%
Industrial Specialty Products & Services    1.1%


                              Top 5 Bond Holdings

                        (as a percentage of net assets)

U.S. Treasury Notes        15.6%
U.S. Treasury Bonds        15.6%
GNMA                        1.2%
NationsBank Corp.           1.1%
Loews Corp.                 1.1%


MARKET OUTLOOK

Although long-term market fundamentals remain favorable and support lower interest rates, many troubled foreign economies are showing signs of worsening and could negatively impact U.S. financial markets. As a positive side effect, however, softer foreign economies and declining import prices would likely reward investors with low inflation and stable interest rates.

Despite any short-term volatility, our long-term outlook remains very favorable as an increasingly competitive global economy and low worldwide inflation bode well for both the U.S. equity and fixed income markets. Within our fixed-income weighting, we expect to maintain a duration longer than that of our benchmark in the coming months to capitalize on steady-to-declining interest rates. From an equity perspective, we will continue to emphasize sectors currently enjoying positive trends as well as companies that demonstrate the ability to meet and exceed earnings expectations.

-------------------------------------------------------------------------------
                                   EVERGREEN
                           Select Common Stock Fund
--------------------------------------------------------------------------------
                     Fund at a Glance as of June 30, 1998

--------------------------------------------------------------------------------
                               PORTFOLIO PROFILE
--------------------------------------------------------------------------------

                                  PHILOSOPHY

Evergreen Select Common Stock Fund utilizes a diversified style of equity management which capitalizes on opportunities in both value- and growth-oriented stocks. In serving the investment needs of individual investors, the Fund remains sensitive to tax Implications.

                                    PROCESS

The Fund uses a bottom-up stock selection process, focusing on security fundamentals rather than broad economic forecasts. The Fund is managed using a team approach; investment managers locate attractive holdings using a unique blend of quantitative and traditional fundamental analysis skills.

                                   BENCHMARK

                                 S & P 500 Index

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS
--------------------------------------------------------------------------------

                                                   Class I  Class IS
Average Annual Returns
1 year                                              24.37%    24.16%
5 years                                             18.98%    18.71%
10 years                                            15.28%    15.00%
Since Inception                                     16.16%    15.87%
Fiscal YTD income dividends per share               $0.51     $0.31

--------------------------------------------------------------------------------
                               LONG TERM GROWTH
--------------------------------------------------------------------------------


                Date       S&P 500       Class I

               6/30/88     $10,000       $10,000
               6/30/89      12,055        11,267
               6/30/90      14,042        13,404
               6/30/91      15,081        13,998
               6/30/92      17,104        15,609
               6/30/93      19,435        17,376
               6/30/94      19,708        16,610
               6/30/95      24,846        20,336
               6/30/96      31,306        25,466
               6/30/97      42,169        33,318
               6/30/98      54,888        41,437

Comparison of change in value of a $10,000 investment in Evergreen Select Common Stock Fund, Class I, and the S&P 500 Index.

Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Class I and IS performance information includes the performance of the Fund's predecessor common trust fund for periods before the Fund's registration statement became effective on November 21, 1997. The inception date of the predecessor common trust fund was December 31, 1981. Performance for the common trust fund has been adjusted to include the effect of estimated expenses based upon the mutual fund expense ratios as stated in the Fund's current prospectus. Performance information for Class IS also includes performance of the Fund's Class I for the period from November 24, 1997 to February 4, 1998 (commencement of Class IS operations), adjusted for differences between class expenses. Returns of Class I and IS since their respective commencement of class operations were 12.23% and 9.27%, respectively. The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, its performance may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return.

--------------------------------------------------------------------------------
                                   EVERGREEN
                           Select Common Stock Fund
--------------------------------------------------------------------------------
                          PORTFOLIO MANAGER COMMENTARY

PORTFOLIO MANAGEMENT TEAM

The Fund is managed by Mark C. Sipe and Hanspeter Giger who have over 31 years of combined investment experience. Their disciplined approach assures consistency of results and superior service.

[PHOTO OF MARK C. SIPE]                 [PHOTO OF HANSPETER GIGER]


MARKET UPDATE AND FUND PERFORMANCE

The stock market's resilience over the past 12 months has been matched only by its steadfast narrowness. Replaying, yet again, the record of the prior three years, a select number of very large capitalization stocks accounted for most of the market's first half advance: the ten largest stocks in the S&P 500 rose 31.7%, while the equally weighted average of all 500 stocks rose just 8.6%; amazingly, nearly a third actually declined.

Against this backdrop, the Evergreen Select Common Stock Fund Class I shares' 24.4% 12-month return, as of June 30, 1998, trailed the 30.2% return for the S&P 500 Index. The Fund outperformed the 15.2% average return, of all equity mutual funds tracked by Lipper Analytical Services, Inc. a mutual fund performance monitoring company.

                Portfolio
             Characteristics
            -----------------

Total Net Assets             $1,970,659,937
Number of Issues                        118
P/E Ratio                             26.7x
Beta                                    1.0


VICTIMS OF THE ASIAN CRISIS

The stock market's seemingly split personality disorder is clearly reflected in disparate performance between various sectors of the market so far this year. After leading the market in the first quarter, industrial cyclicals such as paper, chemical and machinery stocks rolled over from a relapse of Asian fears.

Another major casualty of the Asian fallout, energy, appears to offer tremendous long-term opportunity. Similar to the experience in other sectors, however, those segments that appear to present the best fundamentals or opportunity for improvement have tended to be laggards relative to the larger names. For example, large cap stocks such as Texaco held up well versus smaller names such as Diamond Offshore and R&B Falcon. Despite weak oil prices and negative near-term sentiment, for the long haul we continue to find the best values in some drillers such as the latter two stocks above, refiners such as Tosco, and exploration and production companies such as Anadarko Petroleum. This is due to a combination of valuation, restructuring opportunities, management strengths, and/or industry positioning.

--------------------------------------------------------------------------------
                              E V E R G R E E N
                           Select Common Stock Fund
--------------------------------------------------------------------------------
                         PORTFOLIO MANAGER COMMENTARY

             TOP 5 INDUSTRIES
             ----------------
     (as a percentage of net assets)

Information Services & Technology    12.2%
Healthcare Products & Services       11.1%
Banks                                10.2%
Oil/Energy                            8.5%
Food & Beverage Products              7.4%


AREAS OF STRENGTH

On the other hand, the better performing sectors, primarily those more closely linked to the domestic consumer, surged ahead. The share prices of stocks related to retailing, autos, and housing all echoed the enthusiasm in reaching a 30-year high in consumer confidence. In the Fund, names such as Black & Decker, Dayton Hudson and Sears led the group's performance.

Another strong segment, but more tied to technology than to the consumer, was telecommunications, where strong performances by LCI International, prior to its takeover by Qwest Communications, and Century Telephone, contributed to the overall Fund's returns. And all along, the health care and technology sectors or more precisely the very large stocks in those sectors charged ahead; 25% or more during the past twelve months alone.


               TOP 10 HOLDINGS
               ---------------
       (as a percentage of net assets)


General Electric Co.                      2.3%
Ford Motor Co.                            2.2%
CiscoSystems, Inc.                        1.8%
International Business Machines Corp.     1.7%
Du Pont (E.I.) De Nemours & Co.           1.7%
Coca Cola Co. (The)                       1.7%
GTE Corp.                                 1.6%
Smith Kline Beecham Plc, ADR              1.6%
Texaco, Inc.                              1.6%
Chase Manhattan Corp.                     1.6%


PERFORMANCE EVALUATION

It is this last distinction that is perhaps most important in dissecting the performance of the Evergreen Select Common Stock Fund this year. While the Fund's comparatively modest sector "bets" versus the S&P 500 netted out to have a slight positive impact, it was participation in stocks beyond the very largest within primarily the technology and healthcare sectors that accounted for much of the Fund's underperformance relative to the S&P 500. Forays into smaller stocks such as MedPartners, Varian Associates and Adaptec diminished the positive contributions from participation in larger stocks such as Schering-Plough, Abbott Labs, Dell Computer and Microsoft. While the current drag by some of these smaller positions is disappointing, we believe many still represent uncommon values relative to their strong fundamental outlooks and represent the best potential for strong comparative returns in subsequent periods.

--------------------------------------------------------------------------------
                                  EVERGREEN
                         Select Diversified Value Fund
--------------------------------------------------------------------------------
                     FUND AT A GLANCE AS OF JUNE 30, 1998

--------------------------------------------------------------------------------
                               PORTFOLIO PROFILE
--------------------------------------------------------------------------------

                                  PHILOSOPHY

The Evergreen Select Diversified Value fund is a core fund with an emphasis on traditional value, utilizing fundamental analysis to determine if a stock is selling at a reasonable valuation level. The Fund seeks to capture the best opportunities in a value universe by emphasizing securities with perceived intrinsic value above current market levels due to temporary or anticipated problems.

                                    PROCESS

Primarily, the Fund invests in undervalued companies using a "bottom-up" approach that concentrates on analyzing security fundamentals rather than broad economic forecasts. The Diversified Value team strives to produce a portfolio that best controls risk and balances a risk/reward relationship.

                                   BENCHMARK


                                S & P 500 Index

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS
--------------------------------------------------------------------------------

                                      Class I   Class IS
AVERAGE ANNUAL RETURNS

1 year                                 21.44%    21.66%
5 years                                18.36%    18.64%
Since Inception                        17.57%    17.86%
FISCAL YTD INCOME DIVIDENDS PER SHARE  $0.14     $0.05

--------------------------------------------------------------------------------
                               LONG TERM GROWTH
--------------------------------------------------------------------------------

                Date        S&P 500       Class I
               12/1/90     $10,000       $10,000
               6/30/91      11,426        11,648
               6/30/92      12,959        12,925
               6/30/93      14,725        14,482
               6/30/94      14,932        15,044
               6/30/95      18,825        18,322
               6/30/96      23,720        21,701
               6/30/97      31,951        27,701
               6/30/98      41,857        33,640


Comparison of change in value of a $10,000 investment in Evergreen Select Diversified Value Fund, Class I, and the S&P 500 Index.

Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Class I and IS performance information includes the performance of the Fund's predecessor fund, Evergreen Value Fund Class Y, for periods before the Fund's registration statement became effective on November 21, 1997. The inception date of the predecessor fund was January 3, 1991. Performance for the predecessor fund has been adjusted to include the effect of estimated expenses based upon the Select Diversified Value Fund expense ratios as stated in the Fund's current prospectus. Performance information for Class IS also includes performance of the Fund's Class I for the period from November 24, 1997 to March 31, 1998 (commencement of Class IS operations), adjusted for differences between class expenses. Returns of Class I and IS since their respective commencement of class operations were 10.72% and (2.19%), respectively. Index returns do not reflect expenses, which have been deducted from the Fund's return.

--------------------------------------------------------------------------------
                                  EVERGREEN
                         Select Diversified Value Fund
--------------------------------------------------------------------------------
                         PORTFOLIO MANAGER COMMENTARY


PORTFOLIO MANAGEMENT TEAM

Jack Gray, Steve Hoeft, and Eric Teal, who have a combined 49 years of investment experience, manage the Evergreen Select Diversified Value Fund. The team employs rigorous fundamental analysis combined with a disciplined quantitative approach to seek superior results and adherence to risk/reward objectives.


                             [PHOTO OF JACK GRAY]

                            [PHOTO OF STEVE HOEFT]

                             [PHOTO OF ERIC TEAL]


PERFORMANCE

When combined with the performance results from the Evergreen Value Fund prior to the conversion, the Evergreen Select Diversified Value Fund Class I shares posted a 12-month return of 21.44%. The Fund has been broadly diversified and historically approached the market in a conservative manner, traditionally demonstrating less risk than the overall market.


                            PORTFOLIO
                         CHARACTERISTICS
                         ---------------
Total Net Assets                              $797,562,096
Number of Issues                                        68
P/E Ratio                                             25.8x
Beta                                                  0.97


SECTOR ACTIVITY AND SECURITY SELECTION

The Fund's performance was enhanced particularly by the communication service company, Cisco Systems; the fire and safety goods producer, Tyco International; and the drug-maker, Bristol-Myers, which returned 80%, 53%, and 48%, respectively. Underperformance relative to the S&P 500 can be attributed to a cautious approach to the market. Overweightings in more defensive industries and industries impacted by global economic events negatively impacted the Fund. Our relative positive exposure in electric and gas utilities allowed participation in equities without the high degree of downside risk or volatility.

Portfolio exposure to tobacco manufacturers negatively impacted performance as the industry prepares for a sweeping national settlement. The Fund was also affected by the decline in crude oil prices and its impact on our oil drilling companies. Overall, the flight to the largest-cap companies continued in the first half of 1998 and diversified portfolios struggled to keep pace with market averages.

--------------------------------------------------------------------------------
                                  EVERGREEN
                         Select Diversified Value Fund
--------------------------------------------------------------------------------
                         PORTFOLIO MANAGER COMMENTARY

            Top 5 Industries
    -------------------------------
    (as a percentage of net assets)

Healthcare Products & Services      14.4%
Banks                               12.7%
Food & Beverage Products            10.1%
Communication Systems & Services     5.8%
Information Services & Technology    5.5%


PORTFOLIO ADJUSTMENTS

The Fund does not find market timing to be beneficial, but was recently successful in selling several high profile stocks prior to their significant declines in late June (Sunbeam and Cendant were down approximately 50% due to 'fictitious' revenues and accounting irregularities). Positions in several stocks were also increased prior to their take-off in June, including Microsoft, up approximately 40%. Significant additions include retailers: Federated Department Stores and Dayton Hudson; grocer: Safeway; and telephone giant:
Worldcom.


             Top 10 Holdings
    -------------------------------
    (as a percentage of net assets)

Chase Manhattan Corp.                3.6%
General Electric Co.                 3.5%
Bristol-Myers Squibb Co.             3.4%
NationsBank Corp.                    3.4%
Pfizer, Inc.                         3.1%
Tyco International Ltd.              3.0%
News Corp. Ltd.                      2.7%
Bestfoods                            2.6%
Federated Department Stores, Inc.    2.5%
Cisco Systems, Inc.                  2.4%


OUTLOOK

Looking ahead, we feel that the fund is well positioned with larger capitalization and higher earnings' quality stocks, two themes we believe will triumph in a late cycle bull market. The fund still maintains a cautious approach to the market since a market correction or downturn is not unlikely. Our goal is to not take significant market, industry, or style bets but to emphasize our greatest strength stock-picking.

Our process controls for risk relative to the market, but efficiently captures value investment opportunities. In summary, our strategy is more than identifying stocks which we believe will appreciate; it is a rigorous process that carefully balances each unit of return with each unit of risk.

--------------------------------------------------------------------------------
                                  EVERGREEN
                           Select Equity Income Fund
--------------------------------------------------------------------------------
                     FUND AT A GLANCE AS OF JUNE 30, 1998

--------------------------------------------------------------------------------
                               PORTFOLIO PROFILE
--------------------------------------------------------------------------------

                                  PHILOSOPHY

Evergreen Select Equity Income Fund utilizes both value-and-growth oriented stocks in pursuit of its objective: high current income and long-term capital appreciation. The Fund provides investors a degree of safety by emphasizing companies with below average price-to-earnings ratios and higher dividend yields relative to their industry groups.

                                    PROCESS

The Fund uses a bottom-up stock selection process, focusing on security fundamentals rather than broad economic forecasts. The portfolio construction process consists of a unique blend of quantitative and traditional fundamental analysis skills.

                                   BENCHMARK

                               S & P 500 Index

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS
--------------------------------------------------------------------------------

                                      Class I     Class IS
AVERAGE ANNUAL RETURNS
1 year                                 14.45%       14.30%
5 years                                14.80%       14.54%
10 years                               13.64%       13.37%
Since Inception                        14.69%       14.41%
FISCAL YTD INCOME DIVIDENDS PER SHARE $ 1.51       $ 0.74

--------------------------------------------------------------------------------
                               LONG TERM GROWTH
--------------------------------------------------------------------------------

                 Date          S&P 500         Class I
               6/30/88        $10,000         $10,000
               6/30/89         12,055          12,076
               6/30/90         14,042          13,870
               6/30/91         15,081          15,018
               6/30/92         17,104          16,558
               6/30/93         19,435          18,019
               6/30/94         19,708          17,904
               6/30/95         24,846          21,101
               6/30/96         31,306          25,178
               6/30/97         42,169          31,384
               6/30/98         54,888          35,992


Comparison of change in value of a $10,000 investment in Evergreen Select Equity Income Fund, Class I, and the S&P 500 Index.

Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Class I and IS performance information includes the performance of the Fund's predecessor common trust fund for periods before the Fund's registration statement became effective on November 21, 1997. The inception date of the predecessor common trust fund was December 31, 1978. Performance for the common trust fund has been adjusted to include the effect of estimated expenses based upon the mutual fund expense ratios as stated in the Fund's current prospectus. Performance information for Class IS also includes performance of the Fund's Class I for the period from November 24, 1997 to March 11, 1998 (commencement of Class IS operations), adjusted for differences between class expenses. Returns of Class I and IS since their respective commencement of class operations were 3.70% and (1.16%), respectively. The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, its performance may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return.

--------------------------------------------------------------------------------
                                  EVERGREEN
                           Select Equity Income Fund
--------------------------------------------------------------------------------

                         PORTFOLIO MANAGER COMMENTARY

PORTFOLIO MANAGEMENT

Paul A. DiLella who has 16 years of investment experience manages the Evergreen Select Equity Income Fund. In addition to managing Evergreen Select Equity Income Fund, Mr. DiLella is also responsible for the co-management of the Evergreen Utility Fund. He also has research responsibility for the electric utility, natural gas distribution, and REIT areas.

                           [PHOTO OF PAUL A. DILELLA]

PERFORMANCE

For the fiscal year ending June 30, 1998, the Evergreen Select Equity Income Fund Class I share's 14.5% total return trailed the 30.2% return for the S&P 500 Index. Underlying the Fund's fiscal year return were two dramatically different performance periods. The portfolio's strong and almost magical 14.8% total return during the first six months substantially outpaced the S&P 500 by 4.2%. Conversely, during the final half of the fiscal year as investors shifted their focus away from income-oriented companies toward more growth-oriented areas, the Fund's performance relative to the index suffered.

                      Portfolio
                   Characteristics
                   ---------------
Total Net Assets                     $205,745,201
Number of Issues                               48
P/E Ratio                                   18.0x
Beta                                         0.63


UNDERLYING MARKET INFLUENCES

As our philosophy states, "the Fund provides investors a relative degree of safety by emphasizing companies with below-average price-to-earnings ratios and higher dividend yields relative to their industry groups." Unfortunately, this strategy has been severely penalized in the equity market over the past six months due to a market rotation toward growth-oriented sectors such as technology.

As an "equity income" fund, the majority of the portfolio is invested in traditional dividend-paying sectors with relatively low valuation levels. For example, as of fiscal year end, over 40% of the portfolio was invested in the energy and utility sectors. Although defensive sectors, including these two areas performed very well during the first six months of the period, they dramatically underperformed during the final six months. Investors' strong appetite for growth-oriented stocks penalized the performance of utility companies while plummeting oil prices had a negative impact on energy stocks.

Another factor which penalized Fund returns was our exposure to tobacco stocks. Recent publicity surrounding the tobacco industry and the potentially negative effects of upcoming tobacco legislation caused a sharp pullback among tobacco stocks. Two of our current holdings, RJR Nabisco and Philip Morris, declined 23% and 7%, respectively, during the 12 months.


                 Top 5 Industries - Equity
               -------------------------------
               (as a percentage of net assets)

Utilities -- Electric                    21.5%
Oil/Energy                               13.5%
Banks                                    10.6%
Food & Beverage Products                  6.5%
Real Estate                               6.2%

--------------------------------------------------------------------------------
                                  EVERGREEN
                           Select Equity Income Fund
--------------------------------------------------------------------------------

                         PORTFOLIO MANAGER COMMENTARY

ACTIVITY WITHIN THE FUND

Offsetting some negative market factors were a few timely decisions which enhanced the Fund's performance in the final months of the fiscal period. Our decision to sell Keycorp, a Cleveland-based bank, proved timely as its share price declined following its sale. WorldCom, a global provider of local, long distance and internet services, was added to the portfolio and proceeded to appreciate 12% following its purchase in early May.

We felt that the correction which took place in the energy sector was an overreaction among investors, and viewed it as an opportunity to strengthen the portfolio. Consequently, we added Ultramar Diamond Shamrock and Newpark Resources, two energy-related companies which were purchased following a sharp pullback in their share prices. Because their price decline was primarily a result of plunging oil prices, not deteriorating fundamentals, we feel both companies represent solid long-term investments.

                   Top 10 Equity Holdings
              -------------------------------
              (as a percentage of net assets)
Cinergy Corp.                                      3.8%
Houston Industries, Inc.                           3.3%
Fleet Financial Group, Inc.                        3.2%
GPU, Inc.                                          3.2%
Simon DeBartolo Group, Inc.                        3.2%
General Electric Co.                               3.1%
Ralston Purina Co.                                 3.1%
Ultramar Diamond Shamrock Corp.                    3.1%
GTE Corp.                                          3.0%
BankBoston Corp.                                   3.0%


A CONSISTENT, STRONG CURRENT YIELD

The Fund's 2.70% 30-day SEC current yield, nearly twice the dividend yield of the S&P 500 Index, underscores our income-oriented investment strategy. We think the portfolio's current yield will provide investors a degree of stability within this uncertain market environment afflicted with soaring valuation levels.

OUTLOOK

Although we are disappointed with the Fund's recent fiscal-year performance, we are confident that the adjustments made to the portfolio have positioned it well for the final half of 1998. We recognize that the market's current preference toward growth-style companies is a cyclical event and once this cycle has run its course, the portfolio's emphasis on well-managed, attractively-valued, above-average-yielding stocks will continue to reward our shareholders with favorable long-term results.

As we have stated in previous commentaries, we feel the best way to protect our shareholders' interests is to remain focused on the Fund's income-oriented strategy. This strategy has served us well over time as evidenced by the Fund's solid performance, relative to its peers, over 1-, 3-, 5-, and 10-year time periods.

--------------------------------------------------------------------------------
                                  EVERGREEN
                          Select Large Cap Blend Fund
--------------------------------------------------------------------------------
                     FUND AT A GLANCE AS OF JUNE 30, 1998

--------------------------------------------------------------------------------
                               PORTFOLIO PROFILE
--------------------------------------------------------------------------------

                                  PHILOSOPHY

Evergreen Select Large Cap Blend Fund invests in large and mid-sized U.S. companies, blending those that display both value and growth-oriented characteristics. This philosophy holds that value and growth stocks tend to be countercyclical, outperforming the broad market at different times. Diversification between the two approaches tends to provide less volatile investment results over time.

                                    PROCESS

Research and stock selection focus on companies of sound financial quality which have strong management teams and maintain competitive leadership positions within their respective industries. These companies are identified using a fundamental, bottom-up stock selection process which is research-intensive.

                                   BENCHMARK

                                S & P 500 Index

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS
--------------------------------------------------------------------------------

                                    Class IS   Class IC  Class I
AVERAGE ANNUAL RETURNS
1 year                                27.46%    27.26%    27.46%
3 years                               27.17%    26.89%    27.17%
Since Inception                       22.90%    22.62%    22.90%
FISCAL YTD INCOME DIVIDENDS PER SHARE $0.22     $0.09     $0.24

--------------------------------------------------------------------------------
                               LONG TERM GROWTH
--------------------------------------------------------------------------------

                Date             S&P 500             Class IC
                Dec-93          $10,000              $10,000
               6/30/94            9,661                9,355
               6/30/95           12,180               12,297
               6/30/96           15,347               14,732
               6/30/97           20,672               19,841
               6/30/98           26,907               25,289


Comparison of change in value of a $10,000 investment in Evergreen Select Large Cap Fund, Class IC, and the S&P 500 Index.

Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Class I, IS and IC performance information includes the performance of the Fund's predecessor common trust fund for periods before the Fund's registration statement became effective on November 21, 1997. The inception date of the predecessor common trust fund was December 31, 1993. Performance for the common trust fund has been adjusted to include the effect of estimated expenses based upon the mutual fund expense ratios as stated in the Fund's current prospectus. Performance information for Class I and IS also includes performance of the Fund's Class IC for the period from November 24, 1997 to December 19, 1997 (commencement of Class I operations) and March 12, 1998 (commencement of Class IS operations), respectively, adjusted for differences between class expenses. Returns of Class I, IS and IC since their respective commencement of class operations were 14.31%, 2.17% and 13.18%, respectively. The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, its performance may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return.

------------------------------------------------------------------------------
                              E V E R G R E E N
                          Select Large Cap Blend Fund
------------------------------------------------------------------------------


                         PORTFOLIO MANAGER COMMENTARY


                           PORTFOLIO MANAGEMENT TEAM

The Evergreen Select Large Cap Blend Fund is managed by a team of 4 portfolio managers with over 90 years of combined investment experience. The team-oriented approach incorporates multiple perspectives to identify the most attractive opportunities in the market and ensures adherence to the style-specific objectives.

[PHOTO OF DARRYL BROWN]                            [PHOTO OF ERIC WLEGAND]

[PHOTO OF STEVE HOEFT]                             [PHOTO OF DEAN HAWES]



                                  PERFORMANCE

For the fiscal year ended June 30, 1998, the Evergreen Select Large Cap Blend Fund Class I shares' 27.5% total return trailed the 30.2% return for the S&P 500 Index. According to data from Lipper Analytical Services, Inc., however, the Fund did outperform the 15.2% average return of all equity mutual funds during the twelve-month period ended June 30, 1998.


                                   PORTFOLIO
                                CHARACTERISTICS
                                ----------------

Total Net Assets                     $69,283,488
Number of Issues                              71
P/E Ratios                                  27.6x
Beta                                        1.19




                          STRATEGIC SECTOR WEIGHTINGS

At 17.3%, Healthcare Products & Services represents the portfolio's largest sector and is buoyed by names such as Bristol-Myers, HEALTHSOUTH Corp. and Pfizer. The outlook for this area remains extremely favorable as a result of positive demographic trends, good cost controls and the FDA's increased efficiency in the new drug approval process.

The portfolio's solid weighting in technology stocks reflects our favorable outlook for this sector as well. The secular trend underlying technology stocks bodes well for future growth as companies continue to rely on computers and software to increase efficiency and cut costs. For the final three months of the fiscal period, the three best performing stocks were all technology issues as Cisco Systems, Sanmina Corp. and Microsoft posted price-only returns of 32%,
21% and 18%, respectively.

------------------------------------------------------------------------------
                              E V E R G R E E N
                          Select Large Cap Blend Fund
------------------------------------------------------------------------------

                         PORTFOLIO MANAGER COMMENTARY


Conversely, our decision to maintain an underweighted position in the energy sector helped performance as this area languished due to plummeting oil prices. Consistent with this strategy, CMS Energy was eliminated as a portfolio holding. Consumer cyclicals represent the most significant underweight -- 9.3% versus 15.3% for the benchmark -- due to increasing competition, stretched valuations and a slowdown in global demand facing this sector.


                               TOP 5 INDUSTRIES
                               ----------------
                        (as a percentage of net assets)

Healthcare Products & Services          17.3%
Banks                                   11.7%
Information Services & Technology        9.4%
Finance & Insurance                      7.7%
Consumer Products & Services             6.6%



INVESTMENT STRATEGY

In the earlier part of the fiscal year, we were concerned by the potential negative impact from the Asian financial crisis and soaring valuations in the equity market. In response, we shifted the Fund toward a lower valuation structure by reducing typically larger companies with high price-to-earnings ratios, specifically, companies which have experienced significant run-ups in price such as Colgate. As the period progressed and expectations for slower economic growth surfaced, we modified our strategy to focus on industry-dominant companies able to generate visible and predictable earnings growth. As the economy and consumer spending slow, we feel these companies will be best equipped to withstand a temporary weakening in demand and have the resources to maintain market share and earnings stability through pricing flexibility. The portfolio's top three holdings as of June 30 -- General Electric, Microsoft and Bristol Myers -- are representative of our "bigger is better" strategy.


                                TOP 10 HOLDINGS
                                ---------------
                        (as a percentage of net assets)

General Electric Co.                        3.1%
Microsoft Corp.                             2.9%
Bristol-Myers Squibb Co.                    2.8%
Tyco International Ltd.                     2.8%
Coca Cola Co.                               2.7%
BankBoston Corp.                            2.7%
HEALTHSOUTH Corp.                           2.7%
Travelers Group, Inc.                       2.7%
Cisco Systems, Inc.                         2.7%
Procter & Gamble Co.                        2.6%



OUTLOOK

Although long-term market fundamentals remain favorable, there are several factors, such as soaring valuations and deteriorating foreign economies, which could hurt the market in the short term. We feel that investors have underestimated the negative impact facing corporate earnings from the weakening Asian economy and, as a result, we will maintain an emphasis on domestically oriented companies which have less exposure to troubled foreign markets.

From a sector standpoint, we anticipate strong weightings in technology, healthcare and banks as a result of extremely positive trends within each area. Individual stock selection will continue to emphasize well-managed, dominant companies with reasonable valuation levels which demonstrate the ability to meet, and exceed, earnings expectations.

------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Small Cap Growth Fund
------------------------------------------------------------------------------
                     FUND AT A GLANCE AS OF JUNE 30, 1998

--------------------------------------------------------------------------------
                               PORTFOLIO PROFILE
--------------------------------------------------------------------------------

                                  PHILOSOPHY

The Fund seeks to provide shareholders with long-term growth of capital by investing in small company stocks. We believe that the risk associated with smaller company stocks can be managed effectively by diversification and careful attention to valuation.

                                    PROCESS

The Fund manager uses a fundamental, bottom-up stock selection procss which is research-intensive. The Fund generally invests in stocks of companies which have market capitalization of $1 billion or less and above-average long-term growth rates. Our research process identifies buying opportunities in high-quality small companies which are growth-oriented, have a competitive advantage and reasonable valuations.

                                   BENCHMARK

                            RUSSELL 2000 GROWTH INDEX

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS
--------------------------------------------------------------------------------

                                          CLASS 1
Inception Date                           12/31/95
AVERAGE ANNUAL RETURNS
1 year                                     12.11%
Since Inception                            13.76%

--------------------------------------------------------------------------------
                               LONG TERM GROWTH
--------------------------------------------------------------------------------

                Date             S&P 500             Class IC
                Dec-93          $10,000              $10,000
               6/30/94            9,661                9,355
               6/30/95           12,180               12,297
               6/30/96           15,347               14,732
               6/30/97           20,672               19,841
               6/30/98           26,907               25,289

Comparison of change in value of a $10,000 investment in Evergreen Select Small Cap Growth Fund, Class I, and the Russell 2000 Growth Index.

Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Russell 2000 Growth Index is an unmanaged index and does not include transaction costs associated with buying and selling securities nor any management fees.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Small Cap Growth Fund
--------------------------------------------------------------------------------

                         PORTFOLIO MANAGER COMMENTARY


PORTFOLIO MANAGEMENT

The Evergreen Select Small Cap Growth Fund is managed by Thomas L. Holman. Mr. Holman is a member of the Small Cap Growth Team at Keystone Investment Management Co., where he manages the Fund and separately managed, small-cap growth accounts. His research responsibilities are focused on telecommunication service companies. Prior to joining Keystone in 1997, Mr. Holman was a portfolio manager and securities analyst at Invista Capital Management. He developed quantitative models and had co-management responsibility for several small- and mid-cap portfolios. As an analyst, he was a generalist, covering a wide variety of industries, including technology, telecommunications equipment, media services, basic industry, consumer staples and retail. Mr. Holman received both his B.S. and M.B.A degrees from Iowa State University.


                    [PHOTO OF THOMAS L. HOLMAN APPEARS HERE]


PERFORMANCE

The Evergreen Select Small Cap Growth Fund Class I shares produced a return of 12.11% for the 12-month period that ended on June 30, 1998. This return somewhat lagged the return of the Fund's benchmark, the Russell 2000 Growth Index, which had a return of 13.19%. Relative performance improved substantially during the second half of the fiscal year, the Jan.1-June 30, 1998 period, when portfolio management and process changes in the Small Cap Growth Team at Keystone were fully in place. During this period, the Fund at a Glance as of June 30, 1998 Fund's total return was 6.49%, compared to 5.46% for the Russell 2000 Growth Index.

                                   PORTFOLIO
                                CHARACTERISTICS
                                ---------------

Total Net Assets                     $69,283,488
Number of Issues                              71
P/E Ratios                                 27.6x
Beta                                        1.19


ENVIRONMENT

For a period approaching two years, the gap between the relative values of large capitalization and small capitalization stocks has been narrowing, and large cap stocks have generated better returns. This is primarily because large cap companies have offered the growth opportunities normally associated with small caps, but with the advantages of more stability, more diversified products and longer operating histories. Investors in large company stocks received strong, above-historical-average growth, primarily because of productivity gains and the growth of the world economy. We have reached the point, however, where we believe the valuations between large cap and small cap stocks are at a historic low seen only twice in the past 15 years. These valuation relationships indicate that small cap stocks are the place in which to be invested, particularly in light of the growth opportunities they have. In contrast, large company stocks are likely to have a harder time achieving earnings growth through further productivity gains, and they are more likely to be adversely affected by the strength of the U.S. dollar, which hurts their ability to compete in international markets.

------------------------------------------------------------------------------
                              E V E R G R E E N
                         Select Small Cap Growth Fund
------------------------------------------------------------------------------
                         PORTFOLIO MANAGER COMMENTARY


Small cap stocks did have a period, from the end of April through October 1997, when they substantially outperformed the big caps. But the Asian financial and currency crisis hit small cap stocks hard, especially those involved in the technology hardware (-31.79%) and energy-related (-31.91%) industries. Those sectors make up a significant part of the small stock indexes, 11.6% and 4.4%, respectively. Even though small caps as a whole were weak, domestically oriented services continued their strong performance through the first half of 1998: commercial services (+10.49%), consumer services (+11.8%), retail (+17.34%), and telecommunications services (+18.61%).


INVESTMENT STRATEGY

The Fund is managed with a very consistent strategy. The management team looks for companies that have well-defined, defendable competitive advantages and sustainable, above-average growth prospects. With these characteristics, the companies have the ability to earn higher returns than their peers do, and ultimately those high returns have the potential to be reflected in the performance of the Fund.

Once we identify these companies, the key is to make sure the Fund is able to acquire stock at reasonable valuations. The investment team spends a major portion of its time in valuation analysis, making sure that we are not overpaying for the opportunity to participate in the firm's growth. We are trying to achieve growth at a reasonable price.

This discipline is maintained in making decisions to sell as well as to buy stocks. The investment team regularly updates valuations and uses this valuation analysis in deciding whether to maintain, reduce or even completely eliminate the Fund's position in a company's stock.


                               TOP 5 INDUSTRIES
                               ----------------

Information Services & Technology                              14.1%
Telecommunication Services & Equipment                          8.5%
Electrical Equipment & Services                                 7.9%
Consumer Products & Services                                    7.8%
Education                                                       7.0%



SECTOR ALLOCATION ADJUSTMENTS


We have reduced investments in companies potentially affected by the problems in Asia. This includes many areas in the technology hardware and energy-related industries.

In addition to reducing the Fund's exposure to technology, we have repositioned the technology investments to favor companies not heavily influenced by Asia. Two new investments illustrate this emphasis: the first is Antec, a leading cable equipment supplier to TCI, the cable company that AT&T intends to acquire. Antec should be a direct beneficiary as more capital is spent in upgrading TCI's cable operations. The second technology company is Forrester Research, an Internet information consulting company that is a leader in the business of providing information to companies planning to do business on the Internet.

We have been allocating an increasing part of the Fund's assets to domestically oriented commercial services companies and consumer goods companies.

------------------------------------------------------------------------------
                                  EVERGREEN
                         Select Small Cap Growth Fund
------------------------------------------------------------------------------
                         PORTFOLIO MANAGER COMMENTARY


In commercial services, we have recently added two advertising companies: ADVO is the number-one, full-service direct mailer, and Big Flower Holdings is the largest U.S. producer of advertising circulars. Both companies dominate their competitive groups, are competitively well positioned and are growing at good paces.

On the consumer side, we have added three new investments.

The first is National R.V. Holdings, which makes the large recreational vehicles
(RVs) that have become extremely popular among baby boomers. This company has introduced an RV with a slide-out room. This hydraulically moving room extends out the side of the vehicle, adding a room and increasing the available living space. The second company is Scotts, the well known fertilizer and grass seed company. This company has been acquiring other parts of its industry, and recently announced plans to buy the Ortho division of Monsanto Chemical. With this and other acquisitions, Scotts is emerging as the dominant player in the home lawn and garden products market, with strong profits and excellent growth potential. The third consumer company is Steiner Leisure, which is the largest operator of spas on cruise ships. This is an extremely profitable company in an industry where there is no real competition. Also consumer-related is the Fund's investment in these education companies: Bright Horizons, Career Education, Strayer Education and Computer Learning Centers.

Computer Learning, an operator of schools offering associates' degree programs in computer-related fields, provides a good example of our investment strategy.

The types of programs offered are in high demand throughout the nation, and the company's business model has above-average profitability. Following our first analysis of the company, we felt the stock was fairly priced, given its prospects. Subsequently, the price of the stock sold off sharply due to a controversy surrounding a complaint filed by a student in Illinois. We then determined that the market had over-reacted to this controversy and that the company and its business were fundamentally solid. We were able to buy the stock "on the dip" in its price with a very favorable risk/reward ratio. As the market began to realize the Illinois controversy was an isolated incident, the stock rebounded and the investment has worked out very well.

The Fund also continues to have a major emphasis on international long distance. This area offers significant investment opportunities as industrialized nations throughout the world go through deregulation similar to that experienced in 1984 when AT&T was broken up. The difference is that with the deregulation that is occurring around the world, both long-distance and local service is being opened up to increased competition. In the past, telephone monopolies typically had been state-owned and had very little incentive to invest in capital equipment to improve service. Now, there are huge opportunities for the small, start-up companies to deploy state-of-the-art networks and capture a significant share of the market. The Fund has been looking for attractive service providers. Two small cap companies in the Fund are involved in installing long-distance fiber loops throughout Europe. They are Esprit, which is focusing principally on Southern Europe, and Viatel, which is concentrating on Northern Europe.

------------------------------------------------------------------------------
                              E V E R G R E E N
                         Select Small Cap Growth Fund
------------------------------------------------------------------------------
                         PORTFOLIO MANAGER COMMENTARY


                            TOP 10 EQUITY HOLDINGS
                            ----------------------

General Cable Corp.                     2.9%
Computer Learning Centers, Inc.         2.8%
Hearst-Argyle Television, Inc.          2.4%
Chattem, Inc.                           2.3%
Market Facts, Inc.                      2.3%
Equity Corp. International              2.2%
Helen of Troy Ltd.                      2.1%
FileNet Corp.                           2.1%
ADVO, Inc.                              2.1%
OM Group, Inc.                          2.0%


OUTLOOK

The outlook is bright for small cap stocks. We believe if the Asian financial crisis had not occurred, the strong performance by small company stocks in April through October of 1997 would have been sustained. We also believe that it will become increasingly difficult for large cap companies to maintain the level of growth they have enjoyed. As investors continue to seek out growth, they should again be focusing on small- and mid-cap companies, which offer faster growth and currently are trading at very attractive valuation levels.

We now are in the late stages of the current economic cycle. Usually, this means an increase in inflationary pressures both in labor and commodity materials, and inflationary pressures lead to higher interest rates. The Asian financial crisis has had a deflationary effect, however, and companies continue to realize sufficient gains in productivity to offset any increases in labor costs. This combination of deflationary commodity prices and increased productivity has led to a rather benign economic environment of slow-to-moderate growth with flat-to-slightly-declining interest rates. With this favorable economic backdrop, small cap companies offer strong growth potential and especially attractive valuations. Ultimately, we believe these companies offer very attractive return opportunities that have the potential to be reflected in their stock performance.

Funds that invest in stocks of small companies, also called small-cap stocks, involve certain risks and, therefore, may not be appropriate for all investors. Although they may offer the potential for greater long-term returns, they also may experience greater price volatility due to their limited focus on a particular industry, market, product, or service, or because they invest in smaller, less established companies.

--------------------------------------------------------------------------------
                                   EVERGREEN
                        Select Small Company Value Fund
--------------------------------------------------------------------------------

                     FUND AT A GLANCE AS OF JUNE 30, 1998

--------------------------------------------------------------------------------
                               PORTFOLIO PROFILE
--------------------------------------------------------------------------------


                                  PHILOSOPHY

The Evergreen Select Small Company Value Fund seeks capital appreciation by investing in little-known and relatively small companies. This requires a significant commitment to independent research by Evergreen's team of 18 analysts, who have an average 16 years' professional experience. The management team seeks to identify small companies that are favorably priced and have both entrepreneurial managements and catalysts for growth. The investment discipline pays special attention to valuations and diversification by industry and company to reduce the volatility associated with small cap stocks.

                                    PROCESS

The Fund's management team uses an intensive research process to assemble a diversified stock portfolio of small companies that:

 .  Are potential merger and acquisition candidates;

 .  Have promising new products that can cause a dramatic change in earnings;

 . Are "value-timing" candidates because, while their stock may be temporarily out of favor, they offer the potential of good, long-term appreciation; and

 .  Can benefit from re-structuring programs of management.


                                   BENCHMARK

                           Russell 2000 Value Index

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS
--------------------------------------------------------------------------------

The Fund's inception was December 22, 1997 and has no annual returns to report yet. Fiscal YTD income dividends per share are $0.04.

--------------------------------------------------------------------------------
                               LONG TERM GROWTH
--------------------------------------------------------------------------------

           Date       Russell 2000   Class I
          Dec-97       $10,000       $10,000
          Mar-98         9,819         9,979
          Feb-98        10,413        10,498
          Mar-98        10,835        10,879
          Apr-98        10,889        11,006
          May-98        10,503        10,337
          Jun-98        10,444        10,128


Comparison of change in value of a $10,000 investment in Evergreen Select Small Company Value Fund, Class I, and the Russell 2000 Value Index.


Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Russell 2000 Index is an unmanaged index and does not include transaction costs associated with buying and selling securities, nor any management fees.

                                   EVERGREEN
                        SELECT SMALL COMPANY VALUE FUND

                         PORTFOLIO MANAGER COMMENTARY


PORTFOLIO MANAGEMENT TEAM

Nola Maddox Falcone heads the team that manages the Evergreen Select Small Company Value Fund. The team also includes Stephen A. Lieber, Peter J. Kovalski and Constance Unger (not pictured). Nola M. Falcone, CFA, is President and Co-Chief Executive Officer of Lieber & Co. and Evergreen Asset Management Corp. Stephen A. Lieber is Chairman and Co-Chief Executive Officer of Lieber & Co. and Evergreen Asset Management Corp. Peter J. Kovalski, CFA, joined Lieber & Co. as an analyst in 1992. Previously, he was an analyst with International Assets Advisory Corp., Williams Securities Group, Inc., Ryan Beck & Co., and Ayco/American Express. Constance Unger joined Lieber & Co. as an analyst in 1998 with a total of 11 years' experience in value investing. Previously, she served at Segall Bryant & Hamill Investment Counselors, Society Asset Management and Bankers Trust Co.


                    [PHOTO OF NOLA FALCONE APPEARS HERE]

                  [PHOTO OF STEPHEN A. LIEBER APPEARS HERE]

                  [PHOTO OF PETER J. KOVALSKI APPEARS HERE]


PORTFOLIO STRUCTURE

The Fund's management team has assembled a diversified stock portfolio of 113 different companies. During the period since the Fund's inception, the team has found a number of attractive opportunities among companies that fit one or more of these categories. This has resulted in a portfolio of companies that, in the aggregate, have lower valuations, as measured by traditional price measures such as price-to-earnings and price-to-book ratios, than the overall stock market, yet higher earnings growth rates. Opportunities were particularly evident among consumer-sensitive companies whose businesses rely principally on the U.S. Many of the best-performing companies have found ways to take advantage of the growing needs of the large, baby-boomer generation that is approaching late middle age. Those companies that have products or services appealing to this market have benefited from an environment of low unemployment and strong consumer demand.


             Portfolio
          Characteristics
          ---------------
Total Net Assets         $179,797,740
Number of Issues                   63
P/E Ratio                        31.4x
Beta                             1.08


Among the prime examples of these small-cap companies that appeal to home-owning baby-boomers is Eagle Hardware, a regional retail chain based in the Western United States. The Fund's investment in this company, made at the Fund inception on December 22, 1997, had appreciated by 27.7% by the end of the fiscal year on June 30. Another strong example is

--------------------------------------------------------------------------------
                                   EVERGREEN
                        Select Small Company Value Fund
--------------------------------------------------------------------------------

                         PORTFOLIO MANAGER COMMENTARY

La-Z-Boy, Inc., which has benefited from strong, baby-boomer demand. The Fund made 23.8% on its investment in this company in the five months in which the stock was held. A third consumer-related stock was that of Gerber Children's Wear Inc. After the Fund purchased this stock at its initial public offering on June 10, the stock appreciated by 18.7% by June 30.

The popularity of home ownership helped the performance of two title insurance companies that benefited from the wave of new and refinanced mortgages. The Fund's investment in Fidelity National Financial, Inc., appreciated by 25.15% since the original purchase on March 9, while the investment in LandAmerica Financial Group rose by 27.88% since the purchase on March 10.

The same theme of home ownership helped the stocks of two homebuilders. Lennar Corp. rose by 38.5% during the brief period that its stock was owned by the Fund, from January 5 through March 23, while the stock of D.R. Horton Inc. rose by 13.27% since its purchase on April 27. The home-building trend also had a favorable impact on Genlyte Group, Inc., a manufacturer of light fixtures. The stock of this company rose by 21% since its purchase on April 23.


             Top 5 Industries
             ----------------
     (as a percentage of net assets)

Banks                              12.4%
Oil Field Services                  6.8%
Finance & Insurance                 6.6%
Healthcare Products & Services      6.5%
Consumer Products & Services        6.0%


The Fund's performance was helped by consumer-oriented regional brokerage firms, most notably Morgan Keegan, Inc., a firm based in Memphis, Tenn., and Interstate/Johnson Lane, Inc., of Charlotte, N.C. The stocks of both these companies benefited both from strong demand by consumers for brokerage services and from the possibility that they may be candidates for acquisitions by larger financial service companies.

While energy-related stocks were, in general, relatively poor performers during the period, the Fund sought to take advantage of temporary weakness in the energy sector to build up its position. We believe that the price of oil ultimately should stabilize and that values can be found among companies whose stocks had suffered unfairly in the general industry slump.

One particularly strong performer within the energy group was Barrett Resources Corp., a gas and exploration company whose stock was purchased at the Fund's inception. This stock had appreciated 35.46% by June 30. Another contributor was Camco International Inc., an oil services company purchased by the Fund on April
1. It later was the subject of an acquisition announcement by Schlumberger Ltd. for a potential gain of 32% by the end of June.

A third company that helped performance was Quaker State. This company has been re-structuring itself for several years and is moving toward being a consumer-oriented retail company offering a variety of car maintenance products. Management is focused on stockholder interests by emphasizing improvements in margins and earnings.

--------------------------------------------------------------------------------
                                   EVERGREEN
                        Select Small Company Value Fund
--------------------------------------------------------------------------------

                         PORTFOLIO MANAGER COMMENTARY

A very different consumer company that also is benefiting from a corporate restructuring is Ann Taylor Stores Corp., the specialty retailer of women's clothing. The stock of this company, purchased in December, appreciated by 39.9% before the Fund sold it on May 12.

The stocks of smaller bank and thrift companies lagged during the period as the market's attention was captured by news of mergers among very large financial companies. We believe, however, that the consolidation trend will resume among the smaller companies, to the benefit of the Fund.

Three small, banking-related stocks had good performance, however, due in large part to merger-and-acquisition announcements. The stock of Maryland Federal Bancorp, purchased at the Fund's inception, had a pending appreciation of 25.7% by June 30, because of the announcement that BB&T CORP would acquire it. Similarly, the stock of Beverly Bancorporation, Inc., purchased on December 31, had a pending appreciation of 9.83% on June 30 following the announcement it would be acquired by St. Paul Bancorp, Inc. Dime Financial Corp., whose stock was purchased by the Fund in February, had a pending appreciation of 30.12% on June 30 after Hubco announced that it would buy the company.

The general business trend toward consolidation continued in other industries, as witnessed by the Fund's experience with BGS Systems Inc., a software company whose stock was purchased by the Fund on December 31, 1998. BMC Software Inc. took over this company in May, for a gain of 43.8% for the Fund by June 30. We believe there will be further consolidation in the software industry due to the strong demand for, and limited supply of, proven teams of software designers and engineers. In addition, the makers of mainframe computers are exploring opportunities in the acquisition of software companies.

The new-product theme is well illustrated by the Fund's investment on April 17 in Aspect Telecommunications, a developer of equipment and software for phone calling systems. Another technology-related company with an attractive, new product was ADAC Laboratories, whose stock rose by 9.7% from December 22 through June 30. This company has introduced a new imaging product that helps detect the spread of cancer.

The value-timing theme was carried through in the investment in Seaway Food Town, Inc., a chain of groceries and discount pharmacies located primarily in Ohio and Michigan. The stock of this company had a 45.4% appreciation from December 29 through June 30, helped both by strong cash flow and the consolidation trend in the grocery industry.

Re-structuring helped the performance of Knoll International, a manufacturer of office and workplace furniture. This company, formerly a division of Westinghouse, which has undergone a restructuring, is gaining market support as investors begin to understand the true value of Knoll's premium position in the marketplace.


                    Top 10 Equity Holdings
              -------------------------------
              (as a percentage of net assets)

Aspect Telecommunications Corp.                   2.1%
S & K Famous Brands, Inc.                         1.8%
Micros Systems, Inc.                              1.7%
Commercial Bankshares, Inc.                       1.7%
Morgan Keegan, Inc.                               1.7%
Civic Bancorp                                     1.6%
Seacoast Banking Corp of Florida Cl. A            1.5%
Interstate/Johnson Lane, Inc.                     1.5%
Fair Issac & Co., Inc.                            1.5%
ADAC Laboratories                                 1.4%

--------------------------------------------------------------------------------
                                   EVERGREEN
                        Select Small Company Value Fund
--------------------------------------------------------------------------------

                         PORTFOLIO MANAGER COMMENTARY

PERFORMANCE

This report covers the Evergreen Select Small Company Value Fund's start-up period, during which the initial portfolio was assembled. Typically, performance during such start-up periods is not an indication of long-term performance. The Fund produced a total return of 1.28% since its inception on December 22, 1997, versus the 8.43% return of the Russell 2000 Index; however, as the period progressed, the Fund's relative performance improved markedly. The period also was one in which the stock market favored the stocks of very large companies, usually trading at high price/earnings ratios. During the first six months of 1998, these "large-cap, high p/e" stocks substantially outperformed the "small-cap, low p/e" stocks emphasized by the Fund. Fund management believes, however, that the portfolio is well positioned for opportunities in the small cap sector during the latter part of 1998.

OUTLOOK

We have a positive outlook for the Select Small Company Value Fund for the remainder of 1998 because of several trends we see, including:

 .  A continuation of the general consolidation trend in American industry;

 . Signs of a growing recognition of the attractive values to be found among small company stocks; and

 .  Positive earnings reports from many small companies.


The general merger-and-acquisition trend is not losing steam. Deals totaling $900 billion were announced during the first half of the year, and the U.S. Department of Justice's Anti-Trust Division has estimated the total should reach $1.75 trillion by the end of the year. The strong stock market that has been favoring large company stocks has given the big companies high stock valuations that they can use as the currency to buy smaller companies that have been reporting stronger growth. Often, larger companies can buy fast-growing small companies at prices that result in improved earnings-per-share performance for the larger companies.

Moreover, investment and pension fund consulting companies increasingly are recommending that their clients enlarge small company stock allocations in their overall portfolios because of the attractive valuations. Any growth in institutional investors' purchases of small company stocks should have a significant effect on cash flow, and therefore stock prices, in the small stock sector.

Finally, a large portion of the Fund's holdings have been issuing positive earnings reports, validating the value of the independent research by the Evergreen investment team and supporting our view that small company value investments have strong potential for the remainder of 1998.

Funds that invest in stocks of small companies, also called small-cap stocks, involve certain risks and, therefore, may not be appropriate for all investors. Although they may offer the potential for greater long-term returns, they also may experience greater price volatility due to their limited focus on a particular industry, market, product, or service, or because they invest in smaller, less established companies.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Social Principles Fund
--------------------------------------------------------------------------------

                     FUND AT A GLANCE AS OF JUNE 30, 1998

--------------------------------------------------------------------------------
                              PORTFOLIO PROFILE
--------------------------------------------------------------------------------


                                  PHILOSOPHY

Evergreen Select Social Principles Fund invests in the stocks of mid-sized U.S. companies, average market capitalization of $3 billion. The Fund emphasizes companies that generally respect human rights, play a role in local communities, and produce useful products in an environmentally sound way. This philosophy holds that socially conscious investing promotes responsible values without impairing long-term performance.

                                    PROCESS

The Fund utilizes a fundamental, bottom-up stock selection process which is research intensive. In addition, the Fund utilizes an external Advisory Board whose role is to develop and continually review guiding policies and principles of social investing. All holdings are periodically reviewed to assure adherence to the Advisory Board Standards.

                                   BENCHMARK

                            S & P 400 Mid Cap Index


--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS
--------------------------------------------------------------------------------

                                           Class I  ClassIS   Class IC
AVERAGE ANNUAL RETURNS
1 year                                                       20.62%  20.41%  20.54%
5 years                                                      17.78%  17.51%  17.77%
10 years                                             15.19%  14.91%  15.18%
Since Inception                            15.38%    15.10%  15.37%
Fiscal YTD income dividends per share      $0.04     $0.01   $0.04

--------------------------------------------------------------------------------
                               LONG TERM GROWTH
--------------------------------------------------------------------------------

                 Date               S&P 500 Midcap                 Class IC
               6/30/88                $10,000                      $10,000
               6/30/89                 12,215                       11,283
               6/30/90                 14,100                       12,020
               6/30/91                 15,911                       12,868
               6/30/92                 18,863                       14,492
               6/30/93                 23,143                       18,147
               6/30/94                 23,126                       17,218
               6/30/95                 28,271                       24,066
               6/30/96                 34,364                       28,971
               6/30/97                 42,379                       34,101
               6/30/98                 53,779                       41,106


Comparison of change in value of a $10,000 investment in Evergreen Select Social Principles Fund, Class IC, and the S & P 400 Midcap Index.


Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Class I, IS and IC performance information includes the performance of the Fund's predecessor common trust fund for periods before the Fund's registration statement became effective on November 21, 1997. The inception date of the predecessor common trust fund was May 31, 1988. Performance for the common trust fund has been adjusted to include the effect of estimated expenses based upon the mutual fund expense ratios as stated in the Fund's current prospectus. Performance information for Class IS also includes performance of the Fund's Class IC for the period from November 24, 1997 to March 12, 1998 (commencement of Class IS operations), adjusted for differences between class expenses. Returns of Class I, IS and IC since their respective commencement of class operations were 6.41%, 1.32% and 6.38%, respectively. The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, its performance may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Social Principles Fund
--------------------------------------------------------------------------------

                         PORTFOLIO MANAGER COMMENTARY



PORTFOLIO MANAGEMENT TEAM

The Evergreen Select Social Principles Fund is managed by Eric M. Wiegand and assistant manager A. Jay Zelko who have over 22 years of combined investment experience. The team-oriented approach identifies the most attractive opportunities in the market and ensures adherence to the style-specific objectives.

[PHOTO OF ERIC M. WIEGAND APPEARS HERE]   [PHOTO OF A. JAY ZELKO APPEARS HERE]

PERFORMANCE AND MARKET ACTIVITY

For the fiscal year ending June 30, 1998, the Evergreen Select Social Principles Fund Class I shares posted a 20.6% total return compared to the 27.2% return for the S&P Mid Cap 400 Index and 30.2% return for the S&P 500 Index.


Underlying the indices' positive returns was a widening gap between a select handful of large cap stocks with stellar gains and the majority of companies which lagged the narrow bull market. Large cap indices surged ahead while mid- and small-cap indices trailed, but still posted positive returns. The last three months of the fiscal period reflect the market's narrow advance as the ten largest stocks in the S&P 500 Index rose 31.7%, while the equally weighted average of all 500 stocks rose just 8.6%; and, nearly a third actually declined.


                     Portfolio
                  Characteristics
                  ---------------
Total Net Assets                   $179,797,740
Number of Issues                             63
P/E Ratio                                  31.4x
Beta                                       1.08


INVESTMENT STRATEGY

As the period progressed and the Asian financial crisis emerged as the primary threat to U.S. equities, we adjusted the portfolio to emphasize companies with reduced exposure to this region. Even now, Asian concerns continue to weigh heavily on mid-cap stocks. Consistent with our strategy, exposure to AGCO Corp., the leading manufacturer of agricultural equipment throughout the world, was scaled back due to its reliance on foreign markets for earnings growth. We eliminated our holdings in Calloway Golf, a manufacturer of golf-related products, which experienced a dramatic reduction in demand for its equipment within crippled Asian economies.

In addition to reducing exposure to international markets, we continue to favor companies which are in a position to exploit a particular market niche. Companies that enjoy a distinctive product or service are poised for growth and better able to maintain -- and even expand --their market share with pricing flexibility, regardless of negative external factors. An example of such a firm is HBO & Company, a provider of integrated patient, clinical, financial and strategic management software solutions for the healthcare industry. HBO is well positioned to expand its client base within the healthcare community due to its unique specialization and lack of quality competition.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Social Principles Fund
--------------------------------------------------------------------------------

                         PORTFOLIO MANAGER COMMENTARY


   TOP 5 INDUSTRY ALLOCATION
-------------------------------
(as a percentage of net assets)

Healthcare Products & Services            18.3%
Information Services & Technology         11.4%
Finance & Insurance                        8.5%
Retailing & Wholesale                      6.8%
Banks                                      6.3%


AREAS OF PREFERENCE

Technology is currently the portfolio's second largest sector weighting at 11.4%, versus 18% for the S&P Midcap 400 Index, which has been positive to the Fund's performance over the past six months. Although Asia has been a problem for a number of technology companies, we remain committed to this sector due to Corporate America's increasing reliance on technological solutions to increase productivity and cut costs. Our strategy in this sector has been to invest in industry leaders with proprietary, cost effective solutions. In an effort to strengthen the portfolio, we sold two peripheral companies, 3Com and Adaptec, which were experiencing execution issues and maintained our sector overweighting by increasing our exposure to business software with the purchase of Compuware, a solution provider for the year 2000 problems.

The portfolio's most substantial overweight -- nearly double the index -- is in the healthcare sector which is poised to benefit from positive demographic trends as well as increasing demand for healthcare-related products and services. Underlying this exposure is a focus on emerging industry leaders that offer quality services at lower costs than traditional providers. Representative of this strategy is Safeskin, the leading manufacturer of latex medical examination gloves. In addition to a strong industry position, Safeskin has actually benefited from the Asian crisis as the company's Asian manufacturing facilities have experienced plummeting operating expenses as a result of currency devaluations, and a strong U.S. economy continues to drive revenue growth.


        TOP 10 HOLDINGS
------------------------------
(as a percentage of net assets)

EMC. Corp.                                   3.1%
HBO & Co.                                    3.1%
Networks Associates, Inc.                    3.0%
Comair Holdings, Inc.                        3.0%
HEALTHSOUTH Corp.                            2.7%
Biochem Pharmaceuticals, Inc.                2.5%
Partnerre Ltd.                               2.3%
General Nutrition Companies, Inc.            2.1%
Century Telephone Enterprises, Inc.          2.1%
Conseco, Inc.                                2.0%


OUTLOOK

Although long-term market fundamentals remain favorable, there are several factors that could challenge equity returns in the short term. Our primary concern is the Asian financial crisis and, more specifically, the degree to which it will negatively impact U.S. corporate earnings.

Consequently, we will maintain an emphasis on domestically oriented companies which don't rely heavily on overseas markets for earnings growth. This strategy is designed to cushion the portfolio should the Asian crisis continue to spread and possibly worsen. Individual stock selection will continue to emphasize well-managed, dominant companies with reasonable valuation levels which demonstrate the ability to meet and exceed earnings expectations.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Strategic Growth Fund
--------------------------------------------------------------------------------

                     FUND AT A GLANCE AS OF JUNE 30, 1998

--------------------------------------------------------------------------------
                               PORTFOLIO PROFILE
--------------------------------------------------------------------------------

                                  PHILOSOPHY

Evergreen Select Strategic Growth Fund is a growth-style equity product that emphasizes large and mid-sized U.S. companies. We believe that superior long-term returns can be achieved through a disciplined approach of investing in stocks with excellent historical and future earnings growth.

                                    PROCESS

The Fund is managed by two investment professionals who utilize a unique blend of quantitative and qualitative fundamental analysis. This bottom-up stock selection process is research-intensive and identifies companies which exhibit strong current fundamentals, histories of superior earnings/dividend growth and rising earnings expectations.

                                   BENCHMARK

                            Russell 1000 Growth Index

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS
--------------------------------------------------------------------------------

                                            Class I  Class IS
AVERAGE ANNUAL RETURNS
1 year                                       30.87%   30.52%
3 years                                      28.45%   29.12%
Since Inception                              31.74%   37.41%
FISCAL YTD INCOME DIVIDENDS PER SHARE        $0.04      --

--------------------------------------------------------------------------------
                               LONG TERM GROWTH
--------------------------------------------------------------------------------

                Date            Russell 1000              Class I
              12/31/94           $10,000                 $10,000
               6/30/95            12,029                  12,099
               6/30/96            15,375                  15,167
               6/30/97            20,193                  20,053
               6/30/98            26,530                  26,243


Comparison of change in value of a $10,000 investment in Evergreen Select Strategic Growth Fund, Class I, and the Russell 1000 Growth Index.


Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Class I and IS performance information includes the performance of the Fund's predecessor common trust fund for periods before the Fund's registration statement became effective on November 21, 1997. The inception date of the predecessor common trust fund was December 31, 1994. Performance for the common trust fund has been adjusted to include the effect of estimated expenses based upon the mutual fund expense ratios as stated in the Fund's current prospectus. Performance information for Class IS also includes performance of the Fund's Class I for the period from November 24, 1997 to February 27, 1998 (commencement of Class IS operations), adjusted for differences between class expenses. Returns of Class I and IS since their respective commencement of class operations were 18.53% and 6.29%, respectively. The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, its performance may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         SELECT STRATEGIC GROWTH FUND
--------------------------------------------------------------------------------
                         PORTFOLIO MANAGER COMMENTARY

PORTFOLIO MANAGEMENT TEAM

Timothy M. Stevenson and W. Shannon Reid manage the Evergreen Select Strategic Growth Fund. They have over 29 years combined investment experience and boast a unique blend of quantitative and traditional fundamental analysis skills.
Their disciplined approach assures consistency of results and superior service.

[PHOTO OF TIMOTHY M. STEVENSON]                   [PHOTO OF W.SHANNON REID]

PERFORMANCE

For the fiscal year ended June 30, 1998, the Evergreen Select Strategic Growth Fund Class I shares had a 30.9% total return which compares favorably to the 31.4% return of the Russell 1000 Growth Index and the 30.9% average return among large cap growth funds tracked by Morningstar Inc., a mutual fund rating company.

                                   PORTFOLIO
                                CHARACTERISTICS
                                ---------------

Total Net Assets              $323,905,332
Number of Issues                        55
P/E Ratio                            34.4x
Beta                                  1.18



LARGE CAPS CONTINUE TO DOMINATE

Underlying the broad market's strong returns was a relatively narrow market advance in which a select handful of the largest companies surged ahead while mid- and small-cap issues lagged. We believe the factors driving the outperformance of large cap stocks are fourfold.

First, as active managers fail to outperform the indices, index funds gain in popularity, thus attracting more investor money and driving the prices of their holdings ever higher. Second, as equity mutual funds continue to experience strong money flows many portfolio managers, who under the terms of their funds must be fully invested, feel the safest place to be invested within an expensive market is in the largest, liquid stocks.

The third factor in the success of large caps is the increasing flow of foreign money because of the strong dollar, a healthy domestic economy and international turmoil all increase the attractiveness of U.S. stocks. The fourth and final factor -- and perhaps the most fundamentally grounded -- is the concern over an earnings slowdown and the possibility of an earnings recession. As we reach the latter stages of the business cycle, investors tend to value earnings predictability more than earnings growth.

                               TOP 5 INDUSTRIES
                               ----------------
                        (as a percentage of net assets)

Healthcare Products & Services             19.6%
Information Services & Technology          15.2%
Financial & Insurance                       9.0%
Business Equipment & Services               7.8%
Consumer Products & Services                6.5%

--------------------------------------------------------------------------------
                                   EVERGREEN
                         SELECT STRATEGIC GROWTH FUND
--------------------------------------------------------------------------------
                         PORTFOLIO MANAGER COMMENTARY

INVESTMENT STRATEGY AND MARKET CAP

The Fund's lower exposure to large capitalization stocks relative to our benchmark was the most significant factor in explaining underperformance, especially in the second half of the fiscal period. Going forward, we will look for opportunities to increase the market-cap of the Fund; however, we will not buy a stock simply because of its size, but rather will rely on the disciplined stock selection process which is responsible for the Fund's past success.

SECTOR WEIGHTINGS

As a policy, we do not make big sector bets. Generally, portfolio positions are limited to 80% to 120% of the sector weightings for the benchmark Russell 1000 Growth Index.

As of June 30, the greatest sector weighting was 19.6% in healthcare. This sector continues to be influenced by favorable demographic trends which continue to drive demand for healthcare-related products and services. Three of the Fund's top five holdings fall within this category.

Technology is the Fund's second largest sector weighting. Underlying this exposure is an emphasis on software and information technology issues. In fact, for the final six months of the fiscal year, the Fund's three top performers were all technology companies such as Dell Computer, Microsoft and Cisco Systems, which posted returns of 121%, 68% and 66%, respectively.


                            TOP 10 EQUITY HOLDINGS
                            ----------------------
                        (as a percentage of net assets)

General Electric Co.          5.4%
Microsoft Corp.               4.1%
Merck & Co., Inc.             3.5%
Pfizer, Inc.                  3.0%
Bristol-Myers Squibb Co.      3.0%
Tyco International Ltd.       2.9%
Schering-Plough Corp.         2.8%
Procter & Gamble Co.          2.6%
Dell Companies, Corp.         2.4%
Costco Companies, Inc.        2.2%

OUTLOOK

Looking ahead, we anticipate a challenging equity environment as companies encounter slower revenue growth and reduced pricing power. Our primary concern continues to be the Asian financial crisis and, more specifically, the degree to which it will negatively impact U.S. corporate earnings.

Consequently, we will maintain an emphasis on market-leading companies with histories of stable, predictable earnings growth. The Fund will continue to overweight sectors such as technology and healthcare that are positioned to benefit from positive secular trends.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         SELECT STRATEGIC GROWTH FUND
--------------------------------------------------------------------------------
                     FUND AT A GLANCE AS OF JUNE 30, 1998

--------------------------------------------------------------------------------
                               PORTFOLIO PROFILE
--------------------------------------------------------------------------------

                                  PHILOSOPHY

Evergreen Select Strategic Value Fund is a value-style equity product which emphasizes large and mid-capitalization U.S. companies. This philosophy holds that stocks, over time, can become mispriced relative to their true value and that attractive opportunities can be identified through a combination of quantitative analysis and rigorous fundamental research.

                                    PROCESS

Following the initial screen by our proprietary model which determines that a stock is selling at a reasonable valuation level, the Strategic Value team employs a labor intensive research effort in order to dig deep for clues to uncover value. Qualitative factors which are analyzed include industry leadership, quality of management, the company's current competitive position and future earnings prospects.

                                   BENCHMARK

                           Russell 1000 Value Index

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS
--------------------------------------------------------------------------------
                                           CLASS I     CLASS IS
AVERAGE ANNUAL RETURNS
1 Year                                      24.43%      24.05%
5 Years                                     21.14%      20.82%
10 Years                                    15.58%      15.29%
Since Inception                             18.07%      17.78%
FISCAL YTD INCOME DIVIDENDS PER SHARE       $1.60       $0.78

--------------------------------------------------------------------------------
                               LONG TERM GROWTH
--------------------------------------------------------------------------------


            Class I Shares     Russell 1000 Value Index

6/30/88        $10,000                 $10,000
6/30/89        $11,459                 $11,999
6/30/90        $12,167                 $12,803
6/30/91        $11,934                 $13,486
6/30/92        $13,295                 $15,637
6/30/93        $16,317                 $19,069
6/30/94        $16,949                 $19,378
6/30/95        $21,720                 $23,336
6/30/96        $25,249                 $29,084
6/30/97        $34,205                 $38,735
6/30/98        $42,561                 $49,910

Comparison of change in value of a $10,000 investment in Evergreen Select Strategic Value Fund, Class I, and the Russell 1000 Value Index.

Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Class I and IS performance information includes the performance of the Fund's predecessor common trust fund for periods before the Fund's registration statement became effective on November 21, 1997. The inception date of the predecessor common trust fund was December 31, 1981. Performance for the common trust fund has been adjusted to include the effect of estimated expenses based upon the mutual fund expense ratios as stated in the Fund's current prospectus. Performance information for Class IS also includes performance of the Fund's Class I for the period from November 24, 1997 to March 11, 1998 (commencement of Class IS operations), adjusted for differences between class expenses. Returns of Class I and IS since their respective commencement of class operations were 11.95% and 1.68%, respectively. The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, its performance may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Select Strategic Value Fund
--------------------------------------------------------------------------------
                         PORTFOLIO MANAGER COMMENTARY


PORTFOLIO MANAGEMENT TEAM

The Evergreen Select Strategic Value Fund is managed by a team of 3 portfolio managers with over 61 years of combined investment experience and expertise in value equity analysis and management. The team-oriented approach incorporates multiple perspectives to identify the most attractive opportunities in the market and ensures adherence to the style specific objectives.

                          [PHOTO OF ELIZABETH SMITH]

       [PHOTO OF JACK GRAY]                        [PHOTO OF TIM O'GRADY]

PERFORMANCE

The Evergreen Select Strategic Value Fund Class I shares posted a 24.4% total return for the fiscal year ended June 30, 1998, slightly below the 28.8% return for the Russell 1000 Value Index.

Underperformance in a few key sectors penalized performance, as did an extremely narrow market advance in which a select handful of the largest stocks drove the indices higher, while many stocks lagged.

                       Portfolio
                    Characteristics
                    ---------------

Total Net Assets                        $288,520.393
Number of Issues                                  54
P/E Ratio                                      14.9x
Beta                                            0.93

INVESTING ENVIRONMENT

As previously stated, strong equity returns masked a very narrow market advance in which investors' demand for large stocks with visible earnings drove their prices higher and left a large number of smaller issues in their dust. For example, over the past six months the ten largest stocks in the S&P 500 rose 31.7%, while the equally weighted average of all 500 stocks rose just 8.6%; and, nearly a third actually declined. Investors' growing appetite for large cap stocks explains why the majority of fund managers continue to struggle versus the strong returns of the S&P 500 Index.

                               TOP 5 INDUSTRIES
                               ----------------
                        (as a percentage of net assets)

Banks                                   23.9%
Oil/Energy                              11.9%
Finance & Insurance                     10.9%
Information Services & Technology        9.4%
Utilities -- Electric                    5.0%

--------------------------------------------------------------------------------
                                   EVERGREEN
                         SELECT STRATEGIC GROWTH FUND
--------------------------------------------------------------------------------
                         PORTFOLIO MANAGER COMMENTARY


SECTOR ACTIVITY

Within the portfolio, energy stocks have lagged in terms of absolute and relative performance. A number of factors have contributed to this, most notably the sharp decline in oil prices. Although we maintain a neutral weight in the sector, our industry weightings are markedly different from those of the Russell 1000 Value Index. Our heavy emphasis on offshore drilling companies and refiners, and away from the large international oil companies that dominate the Index's sector composition, essentially explains the entire performance differential.

Our performance shortfall relative to the benchmark in the utility sector is traceable to our significant underweighting in telephone utilities. We feel that the utility sector currently holds relatively high value, especially if the equity market is perceived to be late in its cycle.

Although the financial sector has been the equity market's best performer for the past several years, the past 12 months have witnessed some unwinding in the banking industry. On the positive front, we participated to the fullest extent in the "merger-mania" sweeping this sector. We benefited from owning both Citicorp and Travelers, two companies that agreed to merge in a landmark deal which signaled the era of convergence in financial services. Two other portfolio holdings, Nationsbank and First Chicago partnered with Bank America and Banc One, respectively, also as mergers of equals. On the other hand, we have witnessed a deterioration in the valuation of our regional bank franchises which has caused recent declines in holdings such as Union Planters, Summit Bancorp, and PNC Bank Corp.

                            TOP 10 EQUITY HOLDINGS
                            ----------------------
                        (as a percentage of net assets)

Chase Manhattan Corp.                   3.1%
Philip Morris Companies, Inc.           3.0%
NationsBank Corp.                       2.9%
Fleet Financial Group, Inc.             2.9%
BankBoston Corp.                        2.9%
Citicorp                                2.8%
Bristol-Myers Squibb Co.                2.7%
Union Planters Corp.                    2.6%
Merrill Lynch & Co., Inc.               2.6%
Williams Companies, Inc.                2.6%

A DETACHED, LONG-TERM PERSPECTIVE

Despite ever-stretching valuation levels for stocks, the underlying forces continue to support a favorable equity investing environment going forward. While equities are clearly trading at the high end of an acceptable range, it is important to recognize that they can stay within this band for a long time. We remain constructive on the intermediate- to long-term outlook for the equity market and would characterize our forecast as "cautiously bullish." In our opinion, further significant advances in the equity market require evidence of earnings improvement in order to sustain and justify higher prices.

Although the Fund's performance has trailed the benchmark over the past twelve months, our Select Value investment disciplines remain intact and valid. Our equity philosophy is one of maintaining our Select Value approach through both favorable and unfavorable equity market environments, independent of short-term market and performance trends. While the merits of this approach can not always be demonstrated in a short-term time period, the long-term soundness and validity of this approach is confirmed by our solid performance over time.

                              Financial Highlights
                (For a share outstanding throughout the period)
                  See Combined Notes to Financial Statements.

                                                 Period Ended June 30, 1998
                                                     CLASS I*        CLASS IS**
Net asset value beginning of period              $       12.58    $      13.34
                                                 -------------    ------------
 .........................................................................
Income from investment operations
 .........................................................................
Net investment income                                     0.16            0.07
 .........................................................................
Net realized and unrealized gain on investments           0.81            0.09
                                                 -------------    ------------
 .........................................................................
Total from investment operations                          0.97            0.16
                                                 -------------    ------------
 .........................................................................
Distributions to shareholders
 .........................................................................
From net investment income                               (0.16)          (0.08)
                                                 -------------    ------------
 .........................................................................
 .........................................................................
Total distributions                                      (0.16)          (0.08)
                                                 -------------    ------------
 .........................................................................
Net asset value end of period                    $       13.39    $      13.42
                                                 -------------    ------------
 .........................................................................
Total return                                              7.76%           1.23%
 .........................................................................
Ratios/supplemental data
Ratios to average net assets:
 Total expenses                                           0.70%+          0.95%+
 .........................................................................
 Total expenses, excluding indirectly paid
  expenses                                                0.70%+          0.95%+
 .........................................................................
 Total expenses, excluding fee waiver and
  expense reimbursements                                  0.80%+          1.05%+
 .........................................................................
 Net investment income                                    2.80%+          2.58%+
 .........................................................................
Portfolio turnover rate                                     37%             37%
 .........................................................................
Average commission rate per share                $      0.0597    $     0.0597
 .........................................................................
Net assets end of period (thousands)             $     723,850    $        215
 .........................................................................

+ Annualized.
* For the period from January 22, 1998 (commencement of class operations) to June 30, 1998.
** For the period from April 9, 1998 (commencement of class operations) to June
   30, 1998.

                              Financial Highlights
                (For a share outstanding throughout the period)
                  See Combined Notes to Financial Statements.

                                           Period Ended June 30, 1998
                                               CLASS I*         CLASS IS**
Net asset value beginning of period        $       82.97     $       80.21
                                           -------------     -------------
 .........................................................................
Income from investment operations
 .........................................................................
Net investment income                               0.51              0.27
 .........................................................................
Net realized and unrealized gain on
 investments                                        9.62              7.16
                                           -------------     -------------
 .........................................................................
Total from investment operations                   10.13              7.43
                                           -------------     -------------
 .........................................................................
Distributions to shareholders
 .........................................................................
From net investment income                         (0.51)            (0.31)
                                           -------------     -------------
 .........................................................................
Total distributions                                (0.51)            (0.31)
                                           -------------     -------------
 .........................................................................
Net asset value end of period              $       92.59     $       87.33
                                           -------------     -------------
 .........................................................................
Total return                                       12.23%             9.27%
 .........................................................................
Ratios/supplemental data
Ratios to average net assets:
 Total expenses                                     0.70%+            0.95%+
 .........................................................................
 Total expenses, excluding indirectly paid
  expenses                                          0.70%+            0.95%+
 .........................................................................
 Total expenses, excluding fee waiver and
  expense reimbursement                             0.82%+            1.12%+
 .........................................................................
 Net investment income                              0.96%+            0.60%+
 .........................................................................
Portfolio turnover rate                               22%               22%
 .........................................................................
Average commission rate per share          $      0.0573     $      0.0573
 .........................................................................
Net assets end of period (millions)        $       1,952     $          18
 .........................................................................

+ Annualized.
* For the period from November 24, 1997 (commencement of class operations) to June 30, 1998.
** For the period from February 4, 1998 (commencement of class operations) to June 30, 1998.

                              Financial Highlights
                (For a share outstanding throughout the period)
                  See Combined Notes to Financial Statements.

                                                 Period Ended June 30, 1998
                                                     CLASS I*        CLASS IS**
Net asset value beginning of period              $       23.81    $      26.56
                                                 -------------    ------------
 .........................................................................
Income from investment operations
 .........................................................................
Net investment income                                     0.14            0.06
 .........................................................................
Net realized and unrealized gain on investments           2.41           (0.64)
                                                 -------------    ------------
 .........................................................................
Total from investment operations                          2.55           (0.58)
                                                 -------------    ------------
 .........................................................................
Distributions to shareholders
 .........................................................................
From net investment income                               (0.14)          (0.05)
                                                 -------------    ------------
 .........................................................................
Total distributions                                      (0.14)          (0.05)
                                                 -------------    ------------
 .........................................................................
Net asset value end of period                    $       26.22    $      25.93
                                                 -------------    ------------
 .........................................................................
Total return                                             10.72%          (2.19%)
 .........................................................................
Ratios/supplemental data
Ratios to average net assets:
 Total expenses                                           0.68%+          0.93%+
 .........................................................................
 Total expenses, excluding indirectly paid
  expenses                                                0.68%+          0.93%+
 .........................................................................
 Total expenses, excluding fee waiver and
  expense reimbursement                                   0.78%+          1.03%+
 .........................................................................
 Net investment income                                    1.24%+          0.80%+
 .........................................................................
Portfolio turnover rate                                     56%             56%
 .........................................................................
Average commission rate per share                $      0.0567    $     0.0567
 .........................................................................
Net assets end of period (thousands)             $     797,352    $        210
 .........................................................................

+ Annualized.
* For the period from January 22, 1998 (commencement of class operations) to June 30, 1998.
** For the period from March 31, 1998 (commencement of class operations) to June 30, 1998.

                              Financial Highlights
                (For a share outstanding throughout the period)
                  See Combined Notes to Financial Statements.

                                                 Period Ended June 30, 1998
                                                     CLASS I*        CLASS IS**
Net asset value beginning of period              $       87.31    $      90.83
                                                 -------------    ------------
 .........................................................................
Income from investment operations
 .........................................................................
Net investment income                                     1.50            0.65
 .........................................................................
Net realized and unrealized gain on investments           1.73           (1.69)
                                                 -------------    ------------
 .........................................................................
Total from investment operations                          3.23           (1.04)
                                                 -------------    ------------
 .........................................................................
Distributions to shareholders
 .........................................................................
From net investment income                               (1.50)          (0.63)
 .........................................................................
In excess of net investment income                       (0.01)          (0.11)
                                                 -------------    ------------
 .........................................................................
Total distributions                                      (1.51)          (0.74)
                                                 -------------    ------------
 .........................................................................
Net asset value end of period                    $       89.03    $      89.05
                                                 -------------    ------------
 .........................................................................
Total return                                              3.70%         (1.16%)
 .........................................................................
Ratios/supplemental data
Ratios to average net assets:
 Total expenses                                           0.78%+          1.04%+
 .........................................................................
 Total expenses, excluding indirectly paid
  expenses                                                0.77%+          1.03%+
 .........................................................................
 Total expenses, excluding fee waiver and
  expense reimbursement                                   0.88%+          1.13%+
 .........................................................................
 Net investment income                                    2.80%+          2.46%+
 .........................................................................
Portfolio turnover rate                                     51%             51%
 .........................................................................
Average commission rate per share                $      0.0594    $     0.0594
 .........................................................................
Net assets end of period (thousands)             $     204,248    $      1,497
 .........................................................................

+ Annualized.
* For the period from November 24, 1997 (commencement of class operations) to June 30, 1998.
** For the period from March 11, 1998 (commencement of class operations) to June 30, 1998.

                              Financial Highlights
                (For a share outstanding throughout the period)
                  See Combined Notes to Financial Statements.

                                             Period Ended June 30, 1998
                                           CLASS I***  CLASS IS**  CLASS IC*
Net asset value beginning of period         $ 44.59     $ 49.75    $  45.05
                                            -------     -------    --------
 .........................................................................
Income from investment operations
 .........................................................................
Net investment income                          0.19        0.08        0.23
 .........................................................................
Net realized and unrealized gain on
 investments                                   6.18        1.00        5.70
                                            -------     -------    --------
 .........................................................................
Total from investment operations               6.37        1.08        5.93
                                            -------     -------    --------
 .........................................................................
Distributions to shareholders
 .........................................................................
From net investment income                    (0.19)      (0.08)      (0.23)
 .........................................................................
In excess of net invtment income              (0.03)      (0.01)      (0.01)
                                            -------     -------    --------
 .........................................................................
Total distributions                           (0.22)      (0.09)      (0.24)
                                            -------     -------    --------
 .........................................................................
Net asset value end of period               $ 50.74     $ 50.74    $  50.74
                                            -------     -------    --------
 .........................................................................
Total return                                  14.31%       2.17%      13.18%
 .........................................................................
Ratios/supplemental data
Ratios to average net assets:
 Total expenses                                0.71%+      0.96%+      0.71%+
 .........................................................................
 Total expenses, excluding indirectly paid
  expenses                                     0.71%+      0.96%+      0.71%+
 .........................................................................
 Total expenses, excluding fee waiver and
  expense reimbursement                        0.83%+      1.08%+      0.83%+
 .........................................................................
 Net investment income                         0.78%+      0.57%+      0.80%+
 .........................................................................
Portfolio turnover rate                          42%         42%         42%
 .........................................................................
Average commission rate per share           $0.0591     $0.0591    $ 0.0591
 .........................................................................
Net assets end of period (thousands)        $14,032     $   301    $497,534
 .........................................................................

+ Annualized.
* For the period from November 24, 1997 (commencement of class operations) to June 30, 1998.
** For the period from March 12, 1998 (commencement of class operations) to
   June 30, 1998.
*** For the period from December 19, 1997 (commencement of class operations) to June 30, 1998.

                              Financial Highlights
                (For a share outstanding throughout the period)
                  See Combined Notes to Financial Statements.

                                            Year Ended February 28,
                             Period Ended   --------------------------    Period ended
                           June 30, 1998***    1998         1997**       June 30, 1996*
 CLASS I
 Net asset value
  beginning of period          $ 13.23      $     11.28   $     11.65       $ 10.00
                               -------      -----------   -----------       -------
 .........................................................................
 Income (loss) from
  investment operations
 .........................................................................
 Net investment loss             (0.03)           (0.06)#       (0.04)#       (0.03)
 .........................................................................
 Net realized and
  unrealized gain (loss)
  on investments                 (0.08)            2.48         (0.16)         1.68
                               -------      -----------   -----------       -------
 .........................................................................
 Total from investment
  operations                     (0.11)            2.42         (0.20)         1.65
                               -------      -----------   -----------       -------
 .........................................................................
 From net realized gain
  on investments                     0            (0.47)        (0.17)            0
                               -------      -----------   -----------       -------
 Distributions to
  shareholders
 .........................................................................
 Total distributions                 0            (0.47)        (0.17)            0
                               -------      -----------   -----------       -------
 .........................................................................
 Net asset value end of
  period                       $ 13.12      $     13.23   $     11.28       $ 11.65
                               -------      -----------   -----------       -------
 .........................................................................
 .........................................................................
 Total return                    (0.83%)          21.67%        (1.75%)       16.50%
 .........................................................................
 Ratios/supplemental data
 Ratios to average net
  assets:
  Total expenses                  1.01%+           0.92%         1.00%+        1.00%+
 .........................................................................
  Total expenses,
   excluding indirectly
   paid expenses                  1.01%+            N/A           N/A           N/A
 .........................................................................
  Total expenses,
   excluding fee waiver
   and expense
   reimbursement                   N/A             0.95%         2.53%+        2.81%+
 .........................................................................
  Net investment loss            (0.62%)+         (0.48%)       (0.57%)+      (0.45%)+
 .........................................................................
 Portfolio turnover rate            54%             166%          123%           57%
 .........................................................................
 Average commission rate
  per share                    $0.0406      $    0.0493   $    0.0509       $0.0847
 .........................................................................
 Net assets end of period
  (thousands)                  $69,283      $    47,524   $     2,888       $ 2,446
 .........................................................................

+ Annualized.
* For the period from December 28, 1995 (commencement of class operations) to June 30, 1996.
** For the eight-month period ended February 28,1997. The fund changed its fis-
   cal year end from June 30 to February 28, effective February 28, 1997.
*** For the period from March 1, 1998 to June 30, 1998. The fund changed its fiscal year end from February 28 to June 30, effective June 30, 1998.
# Net investment income (loss) is based on average shares outstanding during the period.

                              Financial Highlights
                (For a share outstanding throughout the period)
                  See Combined Notes to Financial Statements.

                            Period Ended
                           June 30, 1998*
 CLASS I*
 Net asset value
  beginning of period         $ 10.00
                              -------
 .........................................................................
 Income from investment
  operations
 .........................................................................
 Net investment income           0.04
 .........................................................................
 Net realized and
  unrealized gain on
  investments                    0.09
                              -------
 .........................................................................
 Total from investment
  operations                     0.13
                              -------
 .........................................................................
 From net investment
  income                        (0.04)
                              -------
 Distributions to
  shareholders
 .........................................................................
 Total distributions            (0.04)
                              -------
 .........................................................................
 Net asset value end of
  period                      $ 10.09
                              -------
 .........................................................................
 .........................................................................
 Total return                    1.28%
 .........................................................................
 Ratios/supplemental data
 Ratios to average net
  assets:
  Total expenses                 1.01%+
 .........................................................................
  Total expenses,
   excluding indirectly
   paid expenses                 1.00%+
 .........................................................................
  Total expenses,
   excluding fee waiver
   and expense
   reimbursement                 1.26%+
 .........................................................................
  Net investment income          0.68%+
 .........................................................................
 Portfolio turnover rate           23%
 .........................................................................
 Average commission rate
  per share                   $0.0583
 .........................................................................
 Net assets end of period
  (thousands)                 $77,647
 .........................................................................

+Annualized.
*For the period from December 23, 1997 (commencement of class operations) to June 30, 1998.

                              Financial Highlights
                (For a share outstanding throughout the period)
                  See Combined Notes to Financial Statements.

                                            Period Ended June 30, 1998
                                           CLASS I*   CLASS IS**   CLASS IC*
Net asset value beginning of period        $ 36.65     $ 38.44     $  36.65
                                           -------     -------     --------
 .........................................................................
Income (loss) from investment operations
 .........................................................................
Net investment income (loss)                  0.03       (0.01)        0.03
 .........................................................................
Net realized and unrealized gain on
 investments                                  2.32        0.52         2.31
                                           -------     -------     --------
 .........................................................................
Total from investment operations              2.35        0.51         2.34
                                           -------     -------     --------
 .........................................................................
Distributions to shareholders
 .........................................................................
From net investment income                   (0.03)      (0.01)       (0.03)
 .........................................................................
In excess of net investment income           (0.01)          0        (0.01)
                                           -------     -------     --------
 .........................................................................
Total distributions                          (0.04)      (0.01)       (0.04)
                                           -------     -------     --------
 .........................................................................
Net asset value end of period              $ 38.96     $ 38.94     $  38.95
                                           -------     -------     --------
 .........................................................................
Total return                                  6.41%       1.32%        6.38%
 .........................................................................
Ratios/supplemental data
Ratios to average net assets:
 Total expenses                               0.86%+      1.11%+       0.86%+
 .........................................................................
 Total expenses, excluding indirectly paid
  expenses                                    0.86%+      1.11%+       0.86%+
 .........................................................................
 Total expenses, excluding fee waiver and
  expense reimbursement                       0.99%+      1.24%+       0.99%+
 .........................................................................
 Net investment income (loss)                 0.19%+     (0.12%)+      0.12%+
 .........................................................................
Portfolio turnover rate                         24%         24%          24%
 .........................................................................
Average commission rate per share          $0.0585     $0.0585     $ 0.0585
 .........................................................................
Net assets end of period (thousands)       $ 2,405     $   205     $177,187
 .........................................................................

+ Annualized.
* For the period from November 24, 1997 (commencement of class operations) to June 30, 1998.
** For the period from March 12, 1998 (commencement of class operations) to June 30, 1998.

                              Financial Highlights
                (For a share outstanding throughout the period)
                  See Combined Notes to Financial Statements.

                                           Period Ended June 30, 1998
                                             CLASS I**        CLASS IS*
Net asset value beginning of period        $       32.45     $      36.10
                                           -------------     ------------
 .........................................................................
Income (loss) from investment operations
 .........................................................................
Net investment income (loss)                        0.04            (0.08)
 .........................................................................
Net realized and unrealized gain on
 investments                                        5.96             2.34
                                           -------------     ------------
 .........................................................................
Total from investment operations                    6.00             2.26
                                           -------------     ------------
 .........................................................................
Distributions to shareholders
 .........................................................................
From net investment income                         (0.04)               0
                                           -------------     ------------
 .........................................................................
Total distributions                                (0.04)               0
                                           -------------     ------------
 .........................................................................
Net asset value end of period              $       38.41     $      38.36
                                           -------------     ------------
 .........................................................................
Total return                                       18.53%            6.29%
 .........................................................................
Ratios/supplemental data
Ratios to average net assets:
 Total expenses                                     0.72%+           0.97%+
 .........................................................................
 Total expenses, excluding indirectly paid
  expenses                                          0.72%+           0.97%+
 .........................................................................
 Total expenses, excluding fee waiver and
  expense reimbursement                             0.84%+           1.09%+
 .........................................................................
 Net investment income (loss)                       0.19%+          (0.27%)+
 .........................................................................
Portfolio turnover rate                               80%              80%
 .........................................................................
Average commission rate per share          $      0.0595     $     0.0595
 .........................................................................
Net assets end of period (thousands)       $     321,532     $      2,373
 .........................................................................

+ Annualized.
* For the period from February 27, 1998 (commencement of class operations) to June 30, 1998.
** For the period from November 24, 1997 (commencement of class operations) to June 30, 1998.

                              Financial Highlights
                (For a share outstanding throughout the period)
                  See Combined Notes to Financial Statements.

                                                 Period Ended June 30, 1998
                                                   CLASS I*        CLASS IS**
Net asset value beginning of period              $      203.35    $     223.08
                                                 -------------    ------------
 .........................................................................
Income from investment operations
 .........................................................................
Net investment income                                     1.60            0.61
 .........................................................................
Net realized and unrealized gain on investments          22.67            3.13
                                                 -------------    ------------
 .........................................................................
Total from investment operations                         24.27            3.74
                                                 -------------    ------------
 .........................................................................
Distributions to shareholders
 .........................................................................
From net investment income                               (1.60)          (0.78)
                                                 -------------    ------------
 .........................................................................
 .........................................................................
Total distributions                                      (1.60)          (0.78)
                                                 -------------    ------------
 .........................................................................
Net asset value end of period                    $      226.02    $     226.04
                                                 -------------    ------------
 .........................................................................
Total return                                             11.95%           1.68%
 .........................................................................
Ratios/supplemental data
Ratios to average net assets:
 Total expenses                                           0.75%+          1.00%+
 .........................................................................
 Total expenses, excluding indirectly paid
  expenses                                                0.75%+          1.00%+
 .........................................................................
 Total expenses, excluding fee waiver and
  expense reimbursement                                   0.85%+          1.10%+
 .........................................................................
 Net investment income                                    1.26%+          0.93%+
 .........................................................................
Portfolio turnover rate                                     12%             12%
 .........................................................................
Average commission rate per share                $      0.0619    $     0.0619
 .........................................................................
Net assets end of period (thousands)             $     287,194    $      1,327
 .........................................................................

+ Annualized.
* For the period from November 24, 1997 (commencement of class operations) to June 30, 1998.
** For the period from March 11, 1998 (commencement of class operations) to June 30, 1998.

                            Schedule of Investments
                                 June 30, 1998

   Shares                                                              Value

 COMMON STOCKS - 56.3%
            Banks - 6.7%
     90,000 Banc One Corp. ......................................   $  5,023,125
    195,600 BankBoston Corp. ....................................     10,880,250
     46,000 Bankers Trust Corp. .................................      5,338,875
     75,000 First Chicago NBD Corp. .............................      6,646,875
     66,000 Fleet Financial Group, Inc. .........................      5,511,000
    135,000 NationsBank Corp. ...................................     10,327,500
     85,900 Union Planters Corp. ................................      5,051,994
                                                                    ------------
                                                                      48,779,619
                                                                    ------------
            Building, Construction &
             Furnishings - 0.8%
     95,000 Masco Corp. .........................................      5,747,500
                                                                    ------------
            Business Equipment &
             Services - 0.8%
    110,000 *Compuware Corp. ....................................      5,623,750
                                                                    ------------
            Chemical & Agricultural
             Products - 1.3%
    129,000 Du Pont (E. I.) De Nemours & Co. ....................      9,626,625
                                                                    ------------
            Communication Systems &
             Services - 3.0%
    120,000 *Cisco Systems, Inc. ................................     11,047,500
     77,500 *Tellabs, Inc. ......................................      5,550,937
    111,000 *WorldCom, Inc. .....................................      5,376,563
                                                                    ------------
                                                                      21,975,000
                                                                    ------------
            Consumer Products &
             Services - 4.0%
    349,100 *Cendant Corp. ......................................      7,287,463
    121,000 Procter & Gamble Co. ................................     11,018,562
    115,100 Stanley Works........................................      4,783,844
     80,000 Whirlpool Corp. .....................................      5,500,000
                                                                    ------------
                                                                      28,589,869
                                                                    ------------
            Diversified Companies - 1.5%
    174,000 Tyco International Ltd. .............................     10,962,000
                                                                    ------------
            Electrical Equipment &
             Services - 1.6%
    128,000 General Electric Co. ................................     11,648,000
                                                                    ------------
            Finance & Insurance - 4.1%
    120,000 Allstate Corp. ......................................     10,987,500
     52,000 Merrill Lynch & Co., Inc. ...........................      4,797,000
    143,000 Travelers Group, Inc. ...............................      8,669,375
    100,000 UNUM Corp. ..........................................      5,550,000
                                                                    ------------
                                                                      30,003,875
                                                                    ------------
            Food & Beverage Products - 3.6%
     85,000 Bestfoods............................................      4,935,313
    127,275 Coca Cola Co. .......................................     10,882,012
    142,000 *Safeway, Inc. ......................................      5,777,625
     82,300 Sara Lee Corp. ......................................      4,603,656
                                                                    ------------
                                                                      26,198,606
                                                                    ------------
            Healthcare Products &
             Services - 10.1%
     95,000 Bristol-Myers Squibb Co. ............................     10,919,062
    320,000 HBO & Co. ...........................................     11,280,000

   Shares                                                              Value

 COMMON STOCKS - continued
            Healthcare Products &
             Services - continued
    390,000 *HEALTHSOUTH Corp. ..................................   $ 10,408,125
    155,800 Johnson & Johnson....................................     11,490,250
    170,000 *Lincare Holdings, Inc. .............................      7,150,625
     80,000 Pfizer, Inc. ........................................      8,695,000
    100,000 *Quintiles Transnational Corp. ......................      4,918,750
     84,000 SmithKline Beecham Plc, ADR..........................      5,082,000
     50,000 *Universal Health Services, Inc. Cl. B...............      2,918,750
                                                                    ------------
                                                                      72,862,562
                                                                    ------------
            Industrial Specialty Products &
             Services - 0.7%
    102,000 *USA Waste Services, Inc. ...........................      5,036,250
                                                                    ------------
            Information Services &
             Technology - 5.8%
    346,900 Compaq Computer Corp. ...............................      9,843,288
     54,000 Intel Corp. .........................................      4,002,750
    153,500 *Microsoft Corp. ....................................     16,635,562
    160,050 *Network Associates, Inc. ...........................      7,662,394
     92,000 *Sanmina Corp. ......................................      3,990,500
                                                                    ------------
                                                                      42,134,494
                                                                    ------------
            Metal Products & Services - 0.6%
     70,000 Aluminum Co. of America..............................      4,615,625
                                                                    ------------
            Oil/Energy - 3.6%
     72,900 Mobil Corp. .........................................      5,585,962
    178,900 Texaco, Inc. ........................................     10,678,094
    171,600 Tosco Corp. .........................................      5,040,750
    157,300 YPF SA, ADR..........................................      4,728,831
                                                                    ------------
                                                                      26,033,637
                                                                    ------------
            Publishing, Broadcasting & Entertainment - 0.9%
    196,000 News Corp, Ltd. .....................................      6,296,500
                                                                    ------------
            Real Estate - 0.6%
    129,000 FelCor Suite Hotels, Inc. REIT.......................      4,047,375
                                                                    ------------
            Retailing & Wholesale - 1.5%
    109,000 Dayton Hudson Corp. .................................      5,286,500
    100,000 *Federated Department Stores, Inc. ..................      5,381,250
                                                                    ------------
                                                                      10,667,750
                                                                    ------------
            Transportation - 0.7%
     52,200 Burlington Northern Santa Fe.........................      5,125,388
                                                                    ------------
            Utilities - Electric - 2.1%
    287,700 Cinergy Corp. .......................................     10,069,500
    214,800 PacifiCorp...........................................      4,859,850
                                                                    ------------
                                                                      14,929,350
                                                                    ------------
            Utilities - Telephone - 2.3%
    155,000 Century Telephone Enterprises, Inc. .................      7,110,625
    170,000 GTE Corp. ...........................................      9,456,250
                                                                    ------------
                                                                      16,566,875
                                                                    ------------
            Total Common Stocks
             (cost $368,785,743).................................    407,470,650
                                                                    ------------

                                 June 30, 1998
                  See Combined Notes to Financial Statements.

  Principal
   Amount                                                             Value

 CORPORATE BONDS - 11.1%
             Banks - 2.0%
 $ 2,302,000 Boatmen's Bancshares, Inc.
              6.75%, 3/15/03....................................   $  2,365,641
   3,836,000 First Chicago Corp.
              9.875%, 8/15/00...................................      4,129,170
   7,673,000 NationsBank Corp.
              7.625%, 4/15/05...................................      8,298,741
                                                                   ------------
                                                                     14,793,552
                                                                   ------------
             Chemical & Agricultural
              Products - 0.6%
   3,836,000 Dow Chemical Co.
              8.625%, 4/1/06....................................      4,380,827
                                                                   ------------
             Consumer Products &
              Services - 0.5%
   3,299,000 Stanley Works
              7.375%, 12/15/02..................................      3,476,631
                                                                   ------------
             Finance & Insurance - 3.8%
   4,220,000 Dean Witter, Discover & Co.
              6.75%, 10/15/13...................................      4,367,983
   4,220,000 General Electric Capital Corp.
              8.75%, 3/14/03....................................      4,676,722
   2,110,000 International Bank For Reconstruction &
              Development COLTS
              7.95%, 5/15/16....................................      2,564,905
   7,673,000 Loews Corp.
              6.75%, 12/15/06...................................      7,859,707
   3,836,000 Merrill Lynch, Pierce, Fenner & Smith, Inc.
              7.00%, 4/27/08....................................      4,066,195
   3,836,000 Salomon, Inc.
              5.50%, 1/15/99....................................      3,826,955
                                                                   ------------
                                                                     27,362,467
                                                                   ------------
             Food & Beverage Products - 1.0%
   3,836,000 General Mills, Inc.
              9.00%, 12/20/02...................................      4,299,481
   3,261,000 PepsiCo, Inc.
              7.625%, 11/1/98...................................      3,278,521
                                                                   ------------
                                                                      7,578,002
                                                                   ------------
             Healthcare Products &
              Services - 0.6%
   3,836,000 Baxter International
              7.25%, 2/15/08....................................      4,137,421
                                                                   ------------
             Industrial Specialty Products & Services - 1.1%
   5,371,000 Jet Equipment Trust 144A
              9.41%, 6/15/10....................................      6,544,231
   1,074,000 Waste Management, Inc.
              8.75%, 5/1/18.....................................      1,212,720
                                                                   ------------
                                                                      7,756,951
                                                                   ------------

*Non-income producing securities.
144A Securities that may be resold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933. These securities have been determined to be liquid under guidelines established by the Fund's Board of Trustees.

Summary of Abbreviations:
ADR  American Depository Receipt
COLTS Continuously Offered Longer Term Securities
REIT Real Estate Investment Trust

  Principal
   Amount                                                             Value

 CORPORATE BONDS - continued
             Oil Field Services - 0.5%
 $ 3,069,000 Atlantic Richfield Co.
              9.00%, 4/1/21.....................................   $  4,011,950
                                                                   ------------
             Sovereign Government - 0.6%
   3,836,000 Ontario Province Canada
              7.75%, 6/4/02.....................................      4,073,640
                                                                   ------------
             Utilities - Electric - 0.4%
   2,762,000 Union Electric Co.
              8.00%, 12/15/22...................................      2,969,744
                                                                   ------------
             Total Corporate Bonds
              (cost $80,331,899)................................     80,541,185
                                                                   ------------
 U.S. GOVERNMENT & AGENCYOBLIGATIONS - 32.4%
             Treasury Notes & Bonds - 31.2%
             U.S. Treasury Bonds:
  27,423,000 6.125%, 11/15/27...................................     29,394,056
  15,346,000 7.625%, 2/15/07....................................     16,314,732
  15,346,000 8.75%, 5/15/17.....................................     20,673,947
  16,113,000 8.875%, 8/15/17....................................     21,979,147
  17,428,000 9.125%, 5/15/18....................................     24,415,547
             U.S. Treasury Notes:
   5,138,000 6.375%, 7/15/99....................................      5,182,963
  14,500,000 6.625%, 4/30/02....................................     15,034,702
  14,579,000 7.75%, 11/30/99....................................     15,016,384
  47,173,000 7.75%, 2/15/01.....................................     49,708,596
  27,091,000 9.125%, 5/15/99....................................     27,920,689
                                                                   ------------
                                                                    225,640,763
                                                                   ------------
             U.S. Government Agency Obligations - 1.2%
             Government National Mortgage Association:
   1,618,610 8.50%, 5/15/21.....................................      1,708,645
     975,293 8.50%, 7/15/21.....................................      1,029,544
   2,055,534 8.50%, 6/15/22.....................................      2,169,874
   1,097,955 9.00%, 9/15/21.....................................      1,176,184
   1,730,951 9.00%, 10/15/21....................................      1,854,281
     977,916 9.50%, 2/15/21.....................................      1,057,066
                                                                   ------------
                                                                      8,995,594
                                                                   ------------
             Total U.S. Government & Agency Obligations (cost
              $233,066,452).....................................    234,636,357
                                                                   ------------

             Total Investments -
              (cost $682,184,094)..........................   99.8%  722,648,192
             Other Assets and
              Liabilities - net............................    0.2     1,416,896
                                                             -----  ------------
             Net Assets....................................  100.0% $724,065,088
                                                             =====  ============

                            Schedule of Investments
                                 June 30, 1998

   Shares                                                             Value

 COMMON STOCKS - 97.5%
             Automotive Equipment & Manufacturing - 2.7%
     275,000 Arvin Industries, Inc. ...........................   $    9,985,937
     725,000 Ford Motor Co. ...................................       42,775,000
                                                                  --------------
                                                                      52,760,937
                                                                  --------------
             Banks - 10.2%
     478,500 Banc One Corp. ...................................       26,706,281
     350,000 BankBoston Corp. .................................       19,468,750
     155,000 Bankers Trust Corp. ..............................       17,989,688
     410,000 Chase Manhattan Corp. ............................       30,955,000
     260,000 First Chicago NBD Corp. ..........................       23,042,500
     225,000 Fleet Financial Group, Inc. ......................       18,787,500
     550,000 KeyCorp...........................................       19,593,750
     375,000 NationsBank Corp. ................................       28,687,500
     375,000 SouthTrust Corp. .................................       16,312,500
                                                                  --------------
                                                                     201,543,469
                                                                  --------------
             Building, Construction & Furnishings - 1.6%
     235,000 *American Standard Companies, Inc.................       10,501,563
     360,000 Masco Corp. ......................................       21,780,000
                                                                  --------------
                                                                      32,281,563
                                                                  --------------
             Business Equipment &
              Services - 0.5%
     200,000 *Compuware Corp. .................................       10,225,000
                                                                  --------------
             Capital Goods - 1.3%
     200,000 Case Corp. .......................................        9,650,000
     100,000 Deere & Co. ......................................        5,287,500
     285,000 LucasVarity Plc, ADR..............................       11,346,563
                                                                  --------------
                                                                      26,284,063
                                                                  --------------
             Chemical & Agricultural
              Products - 3.6%
     200,000 *Cytec Industries, Inc. ..........................        8,850,000
     120,000 Dow Chemical Co. .................................       11,602,500
     460,000 Du Pont (E. I.) De Nemours & Co. .................       34,327,500
     175,000 Pioneer Hi-Bred International, Inc. ..............        7,240,625
     165,000 Union Carbide Corp. ..............................        8,806,875
                                                                  --------------
                                                                      70,827,500
                                                                  --------------
             Communication Systems & Services - 2.8%
     390,000 *Cisco Systems, Inc. .............................       35,904,375
     400,000 *WorldCom, Inc. ..................................       19,375,000
                                                                  --------------
                                                                      55,279,375
                                                                  --------------
             Consumer Products &
              Services - 4.3%
     300,000 Black & Decker Corp. .............................       18,300,000
     425,000 *Fruit Of The Loom, Inc. Cl. A....................       14,104,688
     150,000 Gillette Co. .....................................        8,503,125
     375,000 Premark International, Inc. ......................       12,093,750
     355,000 Stanley Works.....................................       14,754,687
     250,000 Whirlpool Corp. ..................................       17,187,500
                                                                  --------------
                                                                      84,943,750
                                                                  --------------
             Diversified Companies - 1.1%
     335,000 Tyco International Ltd. ..........................       21,105,000
                                                                  --------------

   Shares                                                             Value

 COMMON STOCKS - continued
             Electrical Equipment &
              Services - 2.3%
     490,000 General Electric Co. .............................   $   44,590,000
                                                                  --------------
             Environmental Services - 1.6%
     400,000 *Allied Waste Industries, Inc. ...................        9,587,500
     460,000 *USA Waste Services, Inc. ........................       22,712,500
                                                                  --------------
                                                                      32,300,000
                                                                  --------------
             Finance & Insurance - 6.4%
     215,000 Allmerica Financial Corp. ........................       13,975,000
     150,000 Allstate Corp. ...................................       13,734,375
     235,000 *Amerin Corp. ....................................        6,859,063
     290,000 Franklin Resources, Inc. .........................       15,660,000
     100,000 Loews Corp. ......................................        8,712,500
     280,000 Morgan Stanley, Dean Witter,
              Discover & Co. ..................................       25,585,000
     135,000 PMI Group, Inc. ..................................        9,905,625
     215,000 Providian Financial Corp. ........................       16,890,937
     280,000 UNUM Corp. .......................................       15,540,000
                                                                  --------------
                                                                     126,862,500
                                                                  --------------
             Food & Beverage Products - 7.4%
     250,000 Bestfoods.........................................       14,515,625
     400,000 Coca Cola Co. ....................................       34,200,000
     460,000 Conagra, Inc. ....................................       14,576,250
     280,000 Fortune Brands, Inc. .............................       10,762,500
     625,000 Philip Morris Companies, Inc. ....................       24,609,375
     520,000 RJR Nabisco Holdings Corp. .......................       12,350,000
     430,000 *Safeway, Inc. ...................................       17,495,625
     305,000 Sara Lee Corp. ...................................       17,060,937
                                                                  --------------
                                                                     145,570,312
                                                                  --------------
             Healthcare Products &
              Services - 11.1%
     460,000 Abbott Laboratories...............................       18,802,500
     305,000 *Amgen, Inc. .....................................       19,939,375
     300,000 *Boston Scientific Corp. .........................       21,487,500
     270,000 *Covance, Inc. ...................................        6,075,000
     460,000 HBO & Co. ........................................       16,215,000
     450,000 *Health Management Associates, Inc. Cl. A.........       15,046,875
     620,000 *HEALTHSOUTH Corp. ...............................       16,546,250
     300,000 *Lincare Holdings, Inc. ..........................       12,618,750
     970,000 *MedPartners, Inc. ...............................        7,760,000
     100,000 Pfizer, Inc. .....................................       10,868,750
     200,000 Schering-Plough Corp. ............................       18,325,000
     525,000 SmithKline Beecham Plc, ADR.......................       31,762,500
     540,000 *Tenet Healthcare Corp. ..........................       16,875,000
     190,000 Teva Pharmaceutical Industries Ltd., ADR..........        6,685,625
                                                                  --------------
                                                                     219,008,125
                                                                  --------------
             Information Services & Technology - 12.2%
     280,000 *3Com Corp. ......................................        8,592,500
     350,000 *Adaptec, Inc. ...................................        5,009,375
     270,000 *Altera Corp. ....................................        7,981,875
     325,000 *Applied Materials, Inc. .........................        9,587,500
     400,000 *Cadence Design Systems, Inc. ....................       12,500,000
     765,000 Compaq Computer Corp. ............................       21,706,875

                                 June 30, 1998
                  See Combined Notes to Financial Statements.

   Shares                                                             Value

 COMMON STOCKS - continued
             Information Services &
              Technology - continued
     275,000 Computer Associates International, Inc. ..........   $   15,279,687
     180,000 *Dell Computer Corp. .............................       16,706,250
     270,000 Intel Corp. ......................................       20,013,750
     300,000 International Business Machines Corp. ............       34,443,750
     245,000 *Microsoft Corp. .................................       26,551,875
     210,000 *Network Associates, Inc. ........................       10,053,750
     500,000 *Oracle Systems Corp. ............................       12,281,250
     390,000 *Quantum Corp. ...................................        8,092,500
     210,000 *Sanmina Corp. ...................................        9,108,750
     200,000 *SCI Systems, Inc. ...............................        7,525,000
     200,000 *Synopsys, Inc. ..................................        9,150,000
     175,000 Varian Associates, Inc. ..........................        6,825,000
                                                                  --------------
                                                                     241,409,687
                                                                  --------------
             Metal Products & Services - 1.1%
     110,000 Aluminum Co. of America...........................        7,253,125
     285,000 Crown Cork & Seal Co., Inc. ......................       13,537,500
                                                                  --------------
                                                                      20,790,625
                                                                  --------------
             Oil/Energy - 8.5%
     140,000 Anadarko Petroleum Corp. .........................        9,406,250
     145,000 Ashland, Inc. ....................................        7,485,625
     465,000 Enron Corp. ......................................       25,139,062
     530,000 *Newpark Resources, Inc. .........................        5,896,250
     339,300 *Ocean Energy, Inc. ..............................        6,637,556
     435,000 Phillips Petroleum Co. ...........................       20,961,563
     300,000 Sonat, Inc. ......................................       11,587,500
     520,000 Texaco, Inc. .....................................       31,037,500
     460,000 Tosco Corp. ......................................       13,512,500
     460,000 Ultramar Diamond Shamrock Corp. ..................       14,518,750
     680,000 YPF SA, ADR.......................................       20,442,500
                                                                  --------------
                                                                     166,625,056
                                                                  --------------
             Oil Field Services - 1.8%
     380,000 Diamond Offshore Drilling, Inc. ..................       15,200,000
     270,000 *EVI Weatherford Inc. ............................       10,023,750
     478,000 *R & B Falcon Corp. ..............................       10,814,750
                                                                  --------------
                                                                      36,038,500
                                                                  --------------
             Real Estate - 1.6%
     460,000 FelCor Suite Hotels, Inc. REIT....................       14,432,500
     500,000 Simon DeBartolo Group, Inc. REIT..................       16,250,000
                                                                  --------------
                                                                      30,682,500
                                                                  --------------
             Retailing & Wholesale - 6.5%
     530,000 Dayton Hudson Corp. ..............................       25,705,000
     890,000 Family Dollar Stores, Inc. .......................       16,465,000
     425,000 *Federated Department Stores, Inc. ...............       22,870,313
     200,000 Liz Claiborne, Inc. ..............................       10,450,000

* Non-income producing securities.
(a) At June 30, 1998, the repurchase agreement was collateralized by:
    $14,505,000 U.S. Treasury Notes, 4.75%, 8/31/98; value including ac-crued interest --$14,719,779.

Summary of Abbreviations:
ADR  American Depository Receipt
REIT Real Estate Investment Trust

   Shares                                                            Value

 COMMON STOCKS - continued
             Retailing & Wholesale - continued
     400,000 *Reebok International Ltd. ......................   $   11,075,000
     475,000 Sears, Roebuck & Co. ............................       29,004,687
     520,000 *Toys R Us, Inc. ................................       12,252,500
                                                                 --------------
                                                                    127,822,500
                                                                 --------------
             Telecommunication Services & Equipment - 1.3%
     130,000 Nokia Corp. ADR..................................        9,433,125
     437,287 *Qwest Communications International Inc. ........       15,250,384
                                                                 --------------
                                                                     24,683,509
                                                                 --------------
             Transportation - 1.5%
     210,000 Burlington Northern Santa Fe.....................       20,619,375
     295,000 Norfolk Southern Corp. ..........................        8,794,688
                                                                 --------------
                                                                     29,414,063
                                                                 --------------
             Utilities - Electric - 3.7%
     585,000 Cinergy Corp. ...................................       20,475,000
     370,000 CMS Energy Corp. ................................       16,280,000
     510,000 GPU, Inc. .......................................       19,284,375
     465,000 UtiliCorp United, Inc. ..........................       17,524,687
                                                                 --------------
                                                                     73,564,062
                                                                 --------------
             Utilities - Telephone - 2.4%
     312,500 Century Telephone Enterprises, Inc. .............       14,335,938
     575,000 GTE Corp. .......................................       31,984,375
                                                                 --------------
                                                                     46,320,313
                                                                 --------------
             Total Common Stocks
              (cost $1,309,844,291)...........................    1,920,932,409
                                                                 --------------
 SHORT-TERM INVESTMENTS - 2.5%
             Money Market Shares - 1.8%
  35,709,596 Valiant General Fund
              5.44%, 7/1/98
              (cost $35,709,596)..............................       35,709,596
                                                                 --------------

  Principal
   Amount
             Repurchase Agreement - 0.7%
 $14,430,904 Dresdner Bank AG
              5.70%, purchased 6/30/98, maturing 7/1/98,
              maturity value $14,433,189 (cost
              $14,430,904) (a) ...............................       14,430,904
                                                                 --------------
             Total Short-Term Investments
              (cost $50,140,500)..............................       50,140,500
                                                                 --------------

             Total Investments -
              (cost $1,359,984,791).....................  100.0%  1,971,072,909
             Other Assets and
              Liabilities - net.........................    0.0        (412,972)
                                                          -----  --------------
             Net Assets.................................  100.0% $1,970,659,937
                                                          =====  ==============

                            Schedule of Investments
                                 June 30, 1998

   Shares                                                  Value
 COMMON STOCKS - 98.3%
            Automotive Equipment & Manufacturing -
              1.0%
    125,000 Goodyear Tire & Rubber Co................   $  8,054,688
                                                        ------------
            Banks - 12.7%
    108,800 Bankers Trust Corp.......................     12,627,600
    376,800 Chase Manhattan Corp.....................     28,448,400
     92,300 Citicorp.................................     13,775,775
    135,800 First Chicago NBD Corp...................     12,035,275
     49,200 Fleet Financial Group, Inc...............      4,108,200
    350,800 NationsBank Corp.........................     26,836,200
     58,400 PNC Bank Corp............................      3,142,650
                                                        ------------
                                                         100,974,100
                                                        ------------
            Business Equipment & Services - 1.4%
    116,500 *Compuware Corp..........................      5,956,063
    219,700 *Stratus Computer, Inc...................      5,561,156
                                                        ------------
                                                          11,517,219
                                                        ------------
            Capital Goods - 0.6%
     97,400 Case Corp................................      4,699,550
                                                        ------------
            Chemical & Agricultural Products - 1.9%
    205,400 Du Pont (E. I.) De Nemours & Co..........     15,327,975
                                                        ------------
            Communication Systems & Services - 5.8%
    210,200 *Cisco Systems, Inc......................     19,351,537
    149,700 *Tellabs, Inc............................     10,722,263
    341,000 *WorldCom, Inc...........................     16,517,187
                                                        ------------
                                                          46,590,987
                                                        ------------
            Consumer Products & Services - 3.7%
    200,000 Procter & Gamble Co......................     18,212,500
     56,300 Stanley Works............................      2,339,969
    132,600 Whirlpool Corp...........................      9,116,250
                                                        ------------
                                                          29,668,719
                                                        ------------
            Diversified Companies - 3.1%
    385,800 Tyco International Ltd...................     24,305,400
                                                        ------------
            Electrical Equipment & Services - 3.6%
    310,900 General Electric Co......................     28,291,900
                                                        ------------
            Finance & Insurance - 5.4%
    151,800 Allstate Corp............................     13,899,187
    137,500 Countrywide Credit Industries, Inc.......      6,978,125
    102,400 Lehman Brothers Holdings, Inc............      7,942,400
    130,000 Loews Corp...............................     11,326,250
     46,200 Travelers Group, Inc.....................      2,800,875
                                                        ------------
                                                          42,946,837
                                                        ------------
            Food & Beverage Products - 10.1%
    363,300 Bestfoods................................     21,094,106
    224,800 Coca Cola Co.............................     19,220,400
    141,700 Fortune Brands, Inc......................      5,446,594
    472,300 Philip Morris Companies, Inc.............     18,596,812
    390,000 *Safeway, Inc............................     15,868,125
                                                        ------------
                                                          80,226,037
                                                        ------------

   Shares                                                 Value
 COMMON STOCKS - continued
            Healthcare Products & Services - 14.4%
    236,300 Bristol-Myers Squibb Co.................   $ 27,159,731
    526,400 HBO & Co................................     18,555,600
    419,800 *HEALTHSOUTH Corp.......................     11,203,412
     88,700 *Lincare Holdings, Inc..................      3,730,944
    228,500 Pfizer, Inc.............................     24,835,094
     82,300 *Quintiles Transnational Corp...........      4,048,131
    255,000 SmithKline Beecham Plc, ADR.............     15,427,500
    322,600 *Tenet Healthcare Corp..................     10,081,250
                                                       ------------
                                                        115,041,662
                                                       ------------
            Industrial Specialty Products &
             Services - 0.3%
     50,000 *USA Waste Services, Inc................      2,468,750
                                                       ------------
            Information Services & Technology - 5.5%
     78,200 Intel Corp..............................      5,796,575
    103,900 International Business Machines Corp....     11,929,019
    131,000 *Microsoft Corp.........................     14,197,125
    190,300 *Network Associates, Inc................      9,110,612
     69,300 *Sun Microsystems, Inc..................      3,010,219
                                                       ------------
                                                         44,043,550
                                                       ------------
            Manufacturing - Distributing - 1.8%
    167,400 Philips Electronics NV..................     14,229,000
                                                       ------------
            Metal Products & Services - 1.1%
     22,875 Alumax, Inc.............................      1,060,828
    238,000 USX United States Steel Group...........      7,854,000
                                                       ------------
                                                          8,914,828
                                                       ------------
            Oil/Energy - 5.5%
    170,000 Cabot Corp..............................      5,493,125
    220,400 Mobil Corp..............................     16,888,150
    192,700 Tosco Corp..............................      5,660,562
    315,500 Ultramar Diamond Shamrock Corp..........      9,957,969
    200,000 YPF SA, ADR.............................      6,012,500
                                                       ------------
                                                         44,012,306
                                                       ------------
            Oil Field Services - 1.2%
     79,800 Diamond Offshore Drilling, Inc..........      3,192,000
    280,300 *R & B Falcon Corp......................      6,341,788
                                                       ------------
                                                          9,533,788
                                                       ------------
            Publishing, Broadcasting &
             Entertainment - 2.7%
    760,000 News Corp. Ltd..........................     21,470,000
                                                       ------------
            Real Estate - 1.8%
    457,800 FelCor Suite Hotels, Inc. REIT..........     14,363,475
                                                       ------------
            Retailing & Wholesale - 4.7%
     99,000 Dayton Hudson Corp......................      4,801,500
    375,000 *Federated Department Stores, Inc.......     20,179,688
    206,900 Sears, Roebuck & Co.....................     12,633,831
                                                       ------------
                                                         37,615,019
                                                       ------------

                                 June 30, 1998
                  See Combined Notes to Financial Statements.

   Shares                                                 Value
 COMMON STOCKS - continued
            Telecommunication Services & Equipment -
              0.7%
     74,300 Nokia Corp., ADR........................   $  5,391,394
                                                       ------------
            Textile & Apparel - 0.8%
    129,300 V. F. Corp..............................      6,658,950
                                                       ------------
            Transportation - 1.2%
    100,000 Burlington Northern Santa Fe............      9,818,750
                                                       ------------
            Utilities - Electric - 5.2%
    367,900 Cinergy Corp............................     12,876,500
    554,300 Houston Industries, Inc.................     17,114,012
    129,000 Pinnacle West Capital Corp..............      5,805,000
    143,000 UtiliCorp United, Inc...................      5,389,313
                                                       ------------
                                                         41,184,825
                                                       ------------
            Utilities - Telephone - 2.1%
    300,000 GTE Corp................................     16,687,500
                                                       ------------
            Total Common Stocks
             (cost $719,320,111)....................   $784,037,209
                                                       ------------

* Non-income producing securities.
(a) At June 30, 1998, the repurchase agreement was collateralized by:
    $8,922,000 U.S. Treasury Notes, 4.75%, 8/31/98; value including ac-crued interest - $9,054,110 and $13,315,000 U.S. Treasury Notes, 5.625%, 12/31/99, value including accrued interest - $13,327,516.
144A Securities that may be resold to "qualified institutional buyers"
     under Rule 144A of the Securities Act of 1933. These securities have been determined to be liquid under guidelines established by the Fund's Board of Trustees.

Summary of Abbreviations:
ADR  American Depository Receipt
REIT Real Estate Investment Trust

   Shares                                                             Value
 CONVERTIBLE PREFERRED - 0.6%
             Capital Goods - 0.6%
      45,400 Case Corp.
              4.50%, Series A, 144A.............................   $  5,079,125
                                                                   ------------
             Total Convertible Preferred (cost $6,310,600)......   $  5,079,125
                                                                   ------------
 SHORT-TERM INVESTMENTS - 2.8%
             Repurchase Agreement - 2.8%
 $21,939,066 Dresdner Bank AG 5.70%, purchased 6/30/98, maturing
              7/1/98, maturity value $21,942,540
              (cost $21,939,066) (a)............................   $ 21,939,066
                                                                   ------------

            Total Investments -(cost $747,569,777).......   101.7%  811,055,400
            Other Assets and Liabilities - net...........    (1.7)  (13,493,304)
                                                            -----  ------------
            Net Assets...................................   100.0% $797,562,096
                                                            =====  ============

                            Schedule of Investments
                                 June 30, 1998

  Shares                                                   Value
 COMMON STOCKS - 74.9%
           Aerospace & Defense - 0.9%
    20,000 United Technologies Corp..................   $  1,850,000
                                                        ------------
           Banks - 10.6%
   110,000 BankBoston Corp...........................      6,118,750
    80,000 Fleet Financial Group, Inc................      6,680,000
    80,000 PNC Bank Corp.............................      4,305,000
    80,000 Union Planters Corp. Rts..................      4,705,000
                                                        ------------
                                                          21,808,750
                                                        ------------
           Chemical & Agricultural Products - 2.8%
    60,000 Dow Chemical Co...........................      5,801,250
                                                        ------------
           Communication Systems & Services - 2.4%
   100,000 *WorldCom, Inc............................      4,843,750
                                                        ------------
           Electrical Equipment & Services - 3.1%
    70,000 General Electric Co.......................      6,370,000
                                                        ------------
           Food & Beverage Products - 3.4%
   100,000 Philip Morris Companies, Inc..............      3,937,500
   130,000 RJR Nabisco Holdings Corp.................      3,087,500
                                                        ------------
                                                           7,025,000
                                                        ------------
           Healthcare Products & Services - 2.8%
    50,000 Bristol-Myers Squibb Co...................      5,746,875
                                                        ------------
           Information Services & Technology - 5.4%
   100,000 *Altera Corp..............................      2,953,125
    40,000 International Business Machines Corp......      4,592,500
    75,000 *Network Associates, Inc..................      3,588,281
                                                        ------------
                                                          11,133,906
                                                        ------------
           Oil/Energy - 11.3%
   100,000 Enron Corp................................      5,406,250
   250,000 *Newpark Resources, Inc...................      2,781,250
    70,000 Texaco, Inc...............................      4,178,125
   200,000 Ultramar Diamond Shamrock Corp............      6,312,500
   155,000 YPF SA, ADR...............................      4,659,688
                                                        ------------
                                                          23,337,813
                                                        ------------
           Oil Field Services - 1.1%
   100,000 *R & B Falcon Corp........................      2,262,500
                                                        ------------
           Real Estate - 4.7%
   100,000 FelCor Suite Hotels, Inc. REIT............      3,137,500
   200,000 Simon DeBartolo Group, Inc. REIT..........      6,500,000
                                                        ------------
                                                           9,637,500
                                                        ------------
           Transportation - 1.9%
    40,280 Burlington Northern Santa Fe..............      3,954,993
                                                        ------------
           Utilities - Electric - 21.5%
   225,000 Cinergy Corp..............................      7,875,000
   130,000 CMS Energy Corp...........................      5,720,000
   175,000 GPU, Inc..................................      6,617,187
   220,000 Houston Industries, Inc...................      6,792,500

   Shares                                             Value
 COMMON STOCKS - continued
            Utilities - Electric - (continued)
    250,000 PacifiCorp..........................   $  5,656,250
    125,000 Pinnacle West Capital Corp..........      5,625,000
    160,000 UtiliCorp United, Inc...............      6,030,000
                                                   ------------
                                                     44,315,937
                                                   ------------
            Utilities - Telephone - 3.0%
    110,000 GTE Corp............................      6,118,750
                                                   ------------
            Total Common Stocks
             (cost $120,529,688)................   $154,207,024
                                                   ------------
 CONVERTIBLE PREFERRED - 13.6%
            Capital Goods - 2.2%
     40,000 Case Corp. 4.50%, Series A..........      4,475,000
                                                   ------------
            Food & Beverage Products - 3.1%
    100,000 Ralston Purina Co. 7.00%, SAILS
             (exchangeable for Interstate
             Bakeries Common Stock).............      6,350,000
                                                   ------------
            Oil/Energy - 2.2%
     65,000 Tosco Financing Trust 5.75%, 144A...      3,640,000
     15,000 Tosco Financing Trust 5.75%.........        840,000
                                                   ------------
                                                      4,480,000
                                                   ------------
            Oil Field Services - 2.2%
    110,000 EVI, Inc. 5.00%, 144A...............      4,661,800
                                                   ------------
            Paper & Packaging - 2.4%
    110,000 Crown Cork & Seal Co., Inc.
             4.50%, MIPS........................      4,922,500
                                                   ------------
            Real Estate - 1.5%
    125,000 Felcor Suite Hotels, Inc.
             $1.95, Series A....................      3,031,250
                                                   ------------
            Total Convertible Preferred
             (cost $30,188,834).................   $ 27,920,550
                                                   ------------

 Principal
   Amount
 CONVERTIBLE DEBENTURES - 2.4%
            Environmental Services - 2.4%
 $4,000,000 *USA Waste Services, Inc.
             4.00%, 2/1/02......................      4,970,000
                                                   ------------
            Total Convertible Debentures
             (cost $4,281,453)..................   $  4,970,000
                                                   ------------
 U.S. GOVERNMENT OBLIGATIONS - 6.7%
            U.S. Treasury Notes
  2,000,000 6.125%, 7/31/00.....................      2,024,376
  2,000,000 6.125%, 9/30/00.....................      2,025,626
  2,000,000 6.125%, 12/31/01....................      2,036,252
  1,500,000 6.50%, 4/30/99......................      1,512,189
  2,000,000 6.50%, 8/31/01......................      2,054,376
    500,000 6.625%, 6/30/01.....................        514,688
  1,940,000 6.875%, 7/31/99.....................      1,967,282
    500,000 7.25%, 5/15/04......................        542,656
  1,000,000 7.75%, 11/30/99.....................      1,030,001
                                                   ------------
            Total U.S. Government Obligations
             (cost $13,440,446).................   $ 13,707,446
                                                   ------------

                                 June 30, 1998
                  See Combined Notes to Financial Statements.

 Principal
   Amount                                Value
 SHORT-TERM INVESTMENTS - 2.4%
            Repurchase Agreement -
             1.9%
 $3,928,059 Dresdner Bank AG
             5.70%, purchased
             6/30/98, maturing
             7/1/98, maturity value
             $3,928,681
             (cost $3,928,059) (a)..  $  3,928,059
                                      ------------

  Shares                                                  Value
 SHORT-TERM INVESTMENTS - continued
           Money Market Shares - 0.5%
 1,047,329 Valiant General Fund 5.44%, 7/1/98 (cost
            1,047,329)..............................   $  1,047,329
                                                       ------------
           Total Short-Term Investments
            (cost $4,975,388).......................   $  4,975,388
                                                       ------------

           Total Investments -(cost $173,415,809)........   100.0%  205,780,408
           Other Assets and Liabilities - net............     0.0       (35,207)
                                                            -----  ------------
           Net Assets....................................   100.0% $205,745,201
                                                            =====  ============

* Non-income producing securities.
(a) At June 30, 1998, the repurchase agreement was collateralized by:
    $3,950,000 U.S. Treasury Notes, 4.75%, 8/31/98; value including accrued in-terest - $4,008,489.
144A Securities that may be resold to "qualified institutional buyers" under
     Rule 144A of the Securities Act of 1933. These securities have been deter-mined to be liquid under guidelines established by the Fund's Board of Trustees.

Summary of Abbreviations:
ADR  American Depository Receipt
MIPS Monthly Income Producing Securities
REIT Real Estate Investment Trust

                            Schedule of Investments
                                 June 30, 1998

  Shares                                                               Value
 COMMON STOCKS - 98.5%
           Banks - 11.7%
   125,000 Banc One Corp.........................................   $  6,976,563
   248,400 BankBoston Corp.......................................     13,817,250
    60,070 Bankers Trust Corp....................................      6,971,874
    69,000 First Chicago NBD Corp................................      6,115,125
    82,000 Fleet Financial Group, Inc............................      6,847,000
   171,000 NationsBank Corp......................................     13,081,500
    98,900 Union Planters Corp...................................      5,816,556
                                                                    ------------
                                                                      59,625,868
                                                                    ------------
           Building, Construction & Furnishings - 2.6%
   217,200 Masco Corp............................................     13,140,600
                                                                    ------------
           Business Equipment & Services - 1.4%
   141,000 *Compuware Corp.......................................      7,208,625
                                                                    ------------
           Chemical & Agricultural Products - 2.3%
   158,300 Du Pont (E. I.) De Nemours & Co.......................     11,813,137
                                                                    ------------
           Communication Systems & Services - 5.3%
   147,700 *Cisco Systems, Inc...................................     13,597,631
    96,000 *Tellabs, Inc.........................................      6,876,000
   133,000 *WorldCom, Inc........................................      6,442,188
                                                                    ------------
                                                                      26,915,819
                                                                    ------------
           Consumer Products & Services - 6.6%
   413,800 *Cendant Corp.........................................      8,638,075
   145,900 Procter & Gamble Co...................................     13,286,019
   125,350 Stanley Works.........................................      5,209,859
    97,600 Whirlpool Corp........................................      6,710,000
                                                                    ------------
                                                                      33,843,953
                                                                    ------------
           Diversified Companies - 2.8%
   226,000 Tyco International Ltd................................     14,238,000
                                                                    ------------
           Electrical Equipment & Services - 3.1%
   172,560 General Electric Co...................................     15,702,960
                                                                    ------------
           Finance & Insurance - 7.7%
   139,800 Allstate Corp.........................................     12,800,438
    68,500 Merrill Lynch & Co., Inc..............................      6,319,125
   224,500 Travelers Group, Inc..................................     13,610,312
   119,000 UNUM Corp.............................................      6,604,500
                                                                    ------------
                                                                      39,334,375
                                                                    ------------
           Food & Beverage Products - 6.5%
   113,500 Bestfoods.............................................      6,590,094
   162,850 Coca Cola Co..........................................     13,923,675
   173,600 *Safeway, Inc.........................................      7,063,350
   105,500 Sara Lee Corp.........................................      5,901,406
                                                                    ------------
                                                                      33,478,525
                                                                    ------------
           Healthcare Products & Services - 17.3%
   124,000 Bristol-Myers Squibb Co...............................     14,252,250
   361,400 HBO & Co..............................................     12,739,350

  Shares                                                  Value
 COMMON STOCKS - continued
           Healthcare Products & Services - continued
   515,000 *HEALTHSOUTH Corp........................   $ 13,744,062
   172,885 Johnson & Johnson........................     12,750,269
   187,180 *Lincare Holdings, Inc...................      7,873,259
    98,870 Pfizer, Inc..............................     10,745,933
   131,000 *Quintiles Transnational Corp............      6,443,563
   103,500 SmithKline Beecham Plc, ADR..............      6,261,750
    65,000 *Universal Health Services, Inc. Cl. B...      3,794,375
                                                       ------------
                                                         88,604,811
                                                       ------------
           Industrial Specialty Products &
            Services - 1.2%
   129,300 *USA Waste Services, Inc.................      6,384,188
                                                       ------------
           Information Services & Technology - 9.4%
   417,800 Compaq Computer Corp.....................     11,855,075
    64,200 Intel Corp...............................      4,758,825
   138,000 *Microsoft Corp..........................     14,955,750
   186,000 *Network Associates, Inc.................      8,904,750
   180,960 *Sanmina Corp............................      7,849,140
                                                       ------------
                                                         48,323,540
                                                       ------------
           Metal Products & Services - 1.2%
    92,400 Aluminum Co. of America..................      6,092,625
                                                       ------------
           Oil/Energy - 5.8%
    78,000 Mobil Corp...............................      5,976,750
   197,400 Texaco, Inc..............................     11,782,313
   217,825 Tosco Corp...............................      6,398,609
   183,700 YPF SA, ADR..............................      5,522,481
                                                       ------------
                                                         29,680,153
                                                       ------------
           Publishing, Broadcasting &
            Entertainment - 1.6%
   247,200 News Corp, Ltd...........................      7,941,300
                                                       ------------
           Real Estate - 0.9%
   153,800 FelCor Suite Hotels, Inc. REIT...........      4,825,475
                                                       ------------
           Retailing & Wholesale - 2.9%
   157,200 Dayton Hudson Corp.......................      7,624,200
   138,415 *Federated Department Stores, Inc........      7,448,457
                                                       ------------
                                                         15,072,657
                                                       ------------
           Transportation - 1.2%
    63,000 Burlington Northern Santa Fe.............      6,185,813
                                                       ------------
           Utilities - Electric - 3.2%
   323,700 Cinergy Corp.............................     11,329,500
   220,000 PacifiCorp...............................      4,977,500
                                                       ------------
                                                         16,307,000
                                                       ------------
           Utilities - Telephone - 3.8%
   172,500 Century Telephone Enterprises, Inc.......      7,913,438
   207,700 GTE Corp.................................     11,553,312
                                                       ------------
                                                         19,466,750
                                                       ------------
           Total Common Stocks (cost $383,644,524)..   $504,186,174
                                                       ------------

                                 June 30, 1998
                  See Combined Notes to Financial Statements.

 Principal
   Amount                                                             Value
 SHORT-TERM INVESTMENTS - 1.3%
            Repurchase Agreement - 1.3%
 $6,563,308 Dresdner Bank AG
             5.70%, purchased 6/30/98, maturing 7/1/98, maturity
             value $6,564,347 (cost $6,563,308) (b).............   $  6,563,308
                                                                   ------------

* Non-income producing securities.
(a) Less than one-tenth percent.
(b) At June 30, 1998, the repurchase agreement was collateralized by:
    $6,600,000 U.S. Treasury Notes, 4.75%, 8/31/98; value including ac-crued interest -$6,697,728.

Summary of Abbreviations:
ADR  American Depository Receipt
REIT Real Estate Investment Trust

  Shares                                                  Value
 SHORT-TERM INVESTMENTS - continued
           Money Market Shares - 0.0% (a)
   317,568 Valiant General Fund
            5.44%, 7/1/98 (cost $317,568)...........   $    317,568
                                                       ------------
           Total Short-Term Investments
            (cost $6,880,876).......................   $  6,880,876
                                                       ------------

           Total Investments -(cost $390,525,400).........    99.8%  511,067,050
           Other Assets and
            Liabilities - net.............................     0.2       799,527
                                                             -----  ------------
           Net Assets.....................................   100.0% $511,866,577
                                                             =====  ============

                            Schedule of Investments
                                 June 30, 1998

  Shares                                                                Value
 COMMON STOCKS - 98.4%
           Advertising & Related Services - 2.1%
    51,100 *ADVO, Inc.............................................   $ 1,440,381
                                                                     -----------
           Banks - 3.4%
    35,900 Dime Community Bancorp, Inc. ..........................     1,000,713
    34,300 SIS Bancorp, Inc. .....................................     1,326,981
                                                                     -----------
                                                                       2,327,694
                                                                     -----------
           Building, Construction & Furnishings - 5.3%
    22,100 *CompX International, Inc. Cl. A.......................       477,912
    69,000 General Cable Corp.....................................     1,992,375
    40,500 Oakwood Homes Corp. ...................................     1,215,000
                                                                     -----------
                                                                       3,685,287
                                                                     -----------
           Business Equipment & Services - 2.3%
    73,500 *Market Facts, Inc. ...................................     1,571,062
                                                                     -----------
           Chemical & Agricultural Products - 2.0%
    33,800 OM Group, Inc..........................................     1,394,250
                                                                     -----------
           Consumer Products & Services - 7.8%
    59,300 *Chattem, Inc..........................................     1,578,863
    64,450 *Equity Corp. International............................     1,546,800
    67,700 *Helen of Troy Ltd. ...................................     1,476,706
    21,800 *Scotts Co. Cl. A .....................................       812,050
                                                                     -----------
                                                                       5,414,419
                                                                     -----------
           Education - 7.0%
    27,200 *Bright Horizons Childrens, Inc. ......................       768,400
    33,800 *Career Education Corp.................................       836,550
    76,500 *Computer Learning Centers, Inc. ......................     1,905,328
    37,300 Strayer Education, Inc. ...............................     1,346,297
                                                                     -----------
                                                                       4,856,575
                                                                     -----------
           Electrical Equipment & Services - 7.9%
    22,300 Applied Power, Inc. Cl. A..............................       766,563
    43,300 *Artisan Components, Inc...............................       573,725
    55,200 *DII Group, Inc........................................       943,575
    40,500 *Parlex Corp...........................................       556,875
    31,300 *Pri Automation, Inc...................................       534,056
    24,400 *QLogic Corp...........................................       870,012
    57,700 *Sipex Corp. ..........................................     1,238,747
                                                                     -----------
                                                                       5,483,553
                                                                     -----------
           Finance & Insurance - 5.3%
    33,200 *Annuity & Life Re (Holdings), Ltd. ...................       740,775
    12,900 Arthur J. Gallagher & Co...............................       577,275
    34,400 Blanch E W Holdings, Inc. .............................     1,264,200
    14,890 *Delphi Financial Group, Inc. .........................       838,493
    14,600 *Freedom Securities Corp...............................       264,625
                                                                     -----------
                                                                       3,685,368
                                                                     -----------
           Food & Beverage Products - 1.8%
    51,000 Smucker (J. M.) Co. Cl. A..............................     1,265,438
                                                                     -----------

  Shares                                                   Value
 COMMON STOCKS - continued
           Healthcare Products & Services - 5.5%
    28,800 *Curative Health Services, Inc. ..........   $   824,400
    51,100 *Healthcare Recoveries, Inc...............     1,015,612
    42,400 *ProMedCo Management Co...................       429,300
    22,900 *Renal Care Group, Inc....................     1,010,463
    23,700 *Wesley Jessen Visioncare, Inc............       547,322
                                                        -----------
                                                          3,827,097
                                                        -----------
           Industrial Specialty Products & Services -
             2.7%
    59,400 *Halter Marine Group, Inc.................       894,712
    37,200 Roper Industries, Inc. ...................       971,850
                                                        -----------
                                                          1,866,562
                                                        -----------
           Information Services & Technology - 14.1%
    38,700 *CCC Information Services Group, Inc......       660,319
    50,600 *Cognicase, Inc...........................       749,512
    52,900 *DA Consulting Group, Inc. ...............       767,050
    47,300 *Electronics for Imaging, Inc. ...........       996,256
    29,100 *Evolving Systems, Inc. ..................       324,647
    51,000 *FileNet Corp.............................     1,466,250
    25,100 *International Integration, Inc...........       436,112
    23,100 *JDA Software Group, Inc. ................     1,012,069
    13,900 *Lycos, Inc...............................     1,047,278
    52,100 *Platinum Software Corp...................     1,271,566
    50,300 *Project Software & Development, Inc. ....     1,020,147
                                                        -----------
                                                          9,751,206
                                                        -----------
           Leisure & Tourism - 1.2%
    28,700 *Steiner Leisure Ltd......................       871,763
                                                        -----------
           Manufacturing - Distributing - 1.5%
    23,000 *National R. V. Holdings, Inc.............     1,035,000
                                                        -----------
           Oil/Energy - 2.1%
    72,500 *Newpark Resources, Inc...................       806,563
    32,400 *Seven Seas Petroleum, Inc................       656,100
                                                        -----------
                                                          1,462,663
                                                        -----------
           Oil Field Services - 3.1%
    24,600 *Cal Dive International, Inc. ............       678,038
    25,700 Core Laboratories N.V. ...................       554,156
    31,300 *Friede Goldman International, Inc. ......       902,809
                                                        -----------
                                                          2,135,003
                                                        -----------
           Publishing, Broadcasting & Entertainment -
             5.7%
    42,900 *Big Flower Holdings, Inc.................     1,287,000
    25,900 *Forrester Research, Inc..................     1,036,000
    40,700 *Hearst-Argyle Television, Inc. ..........     1,633,087
                                                        -----------
                                                          3,956,087
                                                        -----------
           Retailing & Wholesale - 6.0%
    28,400 *Brylane, Inc.............................     1,306,400
    53,600 *Good Guys (The), Inc.....................       725,275
    32,000 *K & G Men's Center, Inc..................       726,000
    39,000 *Michaels Stores, Inc.....................     1,375,969
                                                        -----------
                                                          4,133,644
                                                        -----------

                                 June 30, 1998
                  See Combined Notes to Financial Statements.

  Shares                                                    Value
 COMMON STOCKS - continued
           Telecommunication Services & Equipment -
             8.5%
    45,100 *Antec Corp................................   $ 1,049,984
    55,000 *Esprit Telecom Group, Plc-ADR.............     1,007,188
    36,800 *Hyperion Telecommunications Cl. A.........       580,750
    30,400 *IDT Corp..................................       914,850
    50,600 *LCC International, Inc....................       931,356
    24,700 *MGC Communications, Inc...................       380,534
    61,200 *Viatel, Inc. .............................     1,034,663
                                                         -----------
                                                           5,899,325
                                                         -----------
           Transportation - 2.5%
    85,700 *Fritz Companies, Inc......................     1,146,238
    29,700 *United Road Services, Inc.................       566,156
                                                         -----------
                                                           1,712,394
                                                         -----------
           Utilities - Telephone - 0.6%
    45,500 *Telegroup, Inc. ..........................       422,297
                                                         -----------
           Total Common Stocks (cost $64,788,097).....   $68,197,068
                                                         -----------

* Non-income producing securities.
(a) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued inter-est at June 30, 1998.

Summary of Abbreviations:
ADR  American Depository Receipt

   Shares                                                             Value
 SHORT-TERM INVESTMENTS - 3.0%
            Repurchase Agreement - 3.0%
 $2,053,000 Keystone Joint Repurchase Agreement, Investments in
             repurchase agreements, in a joint trading account,
             purchased 6/30/98,
             6.06%, maturing 7/1/98, maturity value $2,053,346
             (cost $2,053,000) (a)..............................   $ 2,053,000
                                                                   -----------

           Total Investments -(cost $66,841,097)..........   101.4%  70,250,068
           Other Assets and
            Liabilities - net.............................    (1.4)    (966,580)
                                                             -----  -----------
           Net Assets.....................................   100.0% $69,283,488
                                                             =====  ===========

                            Schedule of Investments
                                 June 30, 1998

  Shares                                                                Value
 COMMON STOCKS - 83.2%
           Automotive Equipment & Manufacturing - 0.6%
    30,000 *Sonic Automotive, Inc.................................   $   493,125
                                                                     -----------
           Banks - 12.4%
    10,000 ABC Bancorp............................................       162,500
     5,000 Bank of Commerce.......................................        93,750
     7,875 Beverly Bancorp, Inc...................................       188,016
    14,500 *Britton & Koontz Capital Corp.........................       320,812
    27,500 BSB Bancorp, Inc.......................................       831,875
    67,400 *Civic Bancorp.........................................     1,204,775
    54,200 Commercial Bankshares, Inc.............................     1,314,350
    50,000 Cowlitz Bancorp........................................       603,125
    15,000 First Liberty Financial Corp...........................       367,500
    20,000 First State Bancorp....................................       482,500
    30,000 Granite State Bankshares, Inc..........................       836,250
    14,000 Hancock Holding Co.....................................       742,000
    25,000 Independent Bankshares, Inc............................       387,500
     5,000 Pointe Financial Corp..................................        75,625
    29,800 Seacoast Banking Corp. of Florida Cl. A................     1,147,300
    40,000 St. Paul Bancorp, Inc..................................       903,750
                                                                     -----------
                                                                       9,661,628
                                                                     -----------
           Building, Construction & Furnishings - 5.2%
    47,000 *CompX International, Inc. Cl. A.......................     1,016,375
    20,000 *D.R. Horton, Inc......................................       417,500
    20,000 *Eagle Hardware & Garden, Inc..........................       462,500
    10,000 Knoll, Inc.............................................       295,000
    15,000 *Monaco Coach Corp.....................................       438,750
    75,000 Shelby Williams Industries, Inc........................     1,125,000
    10,000 *Toll Brothers, Inc....................................       286,875
                                                                     -----------
                                                                       4,042,000
                                                                     -----------
           Business Equipment & Services - 0.5%
     9,000 *Zebra Technologies Corp. Cl. A........................       384,750
                                                                     -----------
           Consumer Products & Services - 6.0%
    27,000 Bush Industries, Inc. Cl. A............................       587,250
    25,000 CPI Corp...............................................       595,312
    50,000 Maxwell Shoe, Inc. Cl. A...............................       993,750
    20,000 North Face, Inc. (The).................................       480,000
    40,000 *Play By Play Toys & Novelties, Inc....................       412,500
    20,000 Russ Berrie & Co., Inc.................................       500,000
    30,000 Stride Rite Corp.......................................       451,875
    35,000 York Group, Inc........................................       665,000
                                                                     -----------
                                                                       4,685,687
                                                                     -----------
           Diversified Companies - 1.1%
    35,000 Matthews International Corp. Cl. A.....................       859,688
                                                                     -----------
           Electrical Equipment & Services - 5.2%
    50,000 *ADFlex Solutions, Inc.................................       443,750
     5,000 *Electro Scientific Industries, Inc....................       157,813
    30,000 Fair Issac & Co., Inc..................................     1,140,000
    27,000 *Hadco Corp............................................       629,437

  Shares                                                   Value
 COMMON STOCKS - continued
           Electrical Equipment &
            Services - (continued)
    10,000 Harman International Industries, Inc......   $   385,000
    22,000 *Photronic, Inc...........................       485,375
    55,000 *SMART Modular Technologies, Inc..........       804,375
                                                        -----------
                                                          4,045,750
                                                        -----------
           Finance & Insurance - 6.6%
     5,000 *Farm Family Holdings, Inc................       194,687
    10,000 Fidelity National Financial, Inc..........       398,125
    22,000 Frontier Insurance Group, Inc.............       496,375
    35,000 Grand Premier Financial, Inc..............       560,000
    36,400 Interstate/Johnson Lane, Inc..............     1,146,600
    10,000 LandAmerica Financial Group, Inc..........       572,500
    17,300 Meadowbrook Insurance Group, Inc..........       470,344
    50,000 Morgan Keegan, Inc........................     1,293,750
                                                        -----------
                                                          5,132,381
                                                        -----------
           Healthcare Products & Services - 6.5%
    50,000 *ADAC Laboratories........................     1,125,000
    95,000 Air Methods Corp..........................       430,469
     5,000 *Alcide Corp..............................       211,875
    20,000 Depuy, Inc................................       565,000
    50,000 *Empi, Inc................................       828,125
   140,000 Encore Medical Corp.......................       630,000
    90,000 *Exactech, Inc............................       697,500
    20,000 Hologic, Inc..............................       363,750
     7,000 *Maxxim Medical, Inc......................       203,000
                                                        -----------
                                                          5,054,719
                                                        -----------
           Industrial Specialty Products & Services -
             3.9%
    30,000 *Genlyte Group, Inc.......................       795,000
    15,000 Graco, Inc................................       523,125
    20,000 Halter Marine Group, Inc..................       301,250
    55,000 Met-Pro Corp..............................       821,562
    20,000 Robbins & Myers, Inc......................       581,250
                                                        -----------
                                                          3,022,187
                                                        -----------
           Information Services & Technology - 3.7%
    40,800 Alphanet Solutions, Inc...................       464,100
    20,000 *Dupont Photomasks, Inc...................       690,000
    40,000 Micros Systems, Inc.......................     1,323,750
    20,000 Tecnomatix Technologies Ltd...............       400,000
                                                        -----------
                                                          2,877,850
                                                        -----------
           Machinery - Diversified - 1.3%
    41,250 Hardinge Brothers, Inc....................     1,005,469
                                                        -----------
           Metal Products & Services - 0.4%
    20,000 *Steel Dynamics, Inc......................       277,500
                                                        -----------
           Oil/Energy - 4.7%
    20,000 *Barrett Resources Corp...................       748,750
    30,000 Berry Petroleum Co. Cl. A.................       390,000
    32,000 Cabot Oil & Gas Corp. Cl. A...............       640,000
    50,000 *COHO Energy, Inc.........................       337,500
     9,900 *Forcenergy, Inc..........................       176,344

                                 June 30, 1998
                  See Combined Notes to Financial Statements.

  Shares                                                    Value
 COMMON STOCKS - continued
           Oil/Energy - (continued)
    28,000 *Nuevo Energy Co............................   $  899,500
    15,000 Quaker State Corp...........................      245,625
    20,000 Southwestern Energy Co......................      183,750
                                                          ----------
                                                           3,621,469
                                                          ----------
           Oil Field Services - 6.8%
    13,000 *Atwood Oceanics, Inc.......................      517,562
    10,000 Camco International, Inc....................      778,750
    16,000 *Cliffs Drilling Co.........................      525,000
    20,000 *Hvide Marine, Inc. Cl. A...................      271,250
    50,000 Louis Dreyfus Natural Gas Corp..............      946,875
    10,300 Lufkin Industries, Inc......................      339,900
    20,000 *Oceaneering International, Inc.............      355,000
    20,000 *Offshore Logistics, Inc....................      355,000
    10,000 *SEACOR SMIT, Inc...........................      613,125
    30,000 Tuboscope, Inc..............................      592,500
                                                          ----------
                                                           5,294,962
                                                          ----------
           Real Estate - 1.1%
     6,700 *Beazer Homes USA, Inc......................      173,781
    15,000 Eastgroup Properties, Inc. REIT.............      300,938
    20,000 *Servico, Inc...............................      300,000
     4,100 Sunstone Hotel Investors, Inc. REIT.........       54,581
                                                          ----------
                                                             829,300
                                                          ----------
           Retailing & Wholesale - 5.4%
    22,000 *Cole National Corp. Cl. A..................      880,000
    50,000 Duckwall-ALCO Stores, Inc...................      875,000
    10,000 *Petco Animal Supplies, Inc.................      199,375
    80,000 S & K Famous Brands, Inc....................    1,420,000
    30,000 Seaway Food Town, Inc.......................      581,250
    25,000 *SED International Holdings, Inc............      203,125
                                                          ----------
                                                           4,158,750
                                                          ----------
           Telecommunication Services & Equipment -
             2.1%
    60,000 *Aspect Telecommunications Corp.............    1,642,500
                                                          ----------
           Textile & Apparel - 1.8%
    70,000 Gerber Childrenswear, Inc...................    1,080,625
    18,100 Superior Surgical Manufacturing Co., Inc....      294,125
                                                          ----------
                                                           1,374,750
                                                          ----------

* Non-income producing securities.

Summary of Abbreviations:

REIT Real Estate Investment Trust

  Shares                                                    Value
 COMMON STOCKS - continued
           Thrift Institutions - 5.5%
    10,000 Dime Financial Corp........................   $   356,250
     8,000 *Highland Bancorp, Inc.....................       331,000
    65,400 Horizon Financial Corp.....................     1,046,400
    20,000 Maryland Federal Bancorp, Inc..............       792,500
    14,200 *Mech Financial, Inc.......................       411,800
    20,000 Monterey Bay Bancorp, Inc..................       370,000
    18,000 *Quaker City Bancorp, Inc..................       414,000
    29,000 Teche Holding Co...........................       569,125
                                                         -----------
                                                           4,291,075
                                                         -----------
           Transportation - 0.3%
    13,000 *Airnet Systems, Inc.......................       209,625
                                                         -----------
           Utilities - Electric - 1.3%
    20,000 Madison Gas & Electric Co..................       457,500
    15,000 MDU Resources Group, Inc...................       535,313
                                                         -----------
                                                             992,813
                                                         -----------
           Utilities - Gas - 0.8%
    10,000 South Jersey Industries, Inc...............       276,250
    15,000 UGI Corp...................................       373,125
                                                         -----------
                                                             649,375
                                                         -----------
           Total Common Stocks (cost $67,221,566).....   $64,607,353
                                                         -----------

 Principal
   Amount
 SHORT-TERM INVESTMENTS - 3.5%
            Government Agency Notes & Bonds - 3.5%
            Federal Home Loan Mortgage Discount Notes
 $1,000,000 5.46%, 7/16/98.........................................      997,725
    485,000 5.50%, 7/20/98.........................................      483,592
            Federal National Mortgage Association Discount Notes
  1,265,000  5.47%, 7/10/98........................................    1,263,270
                                                                      ----------
            Total Short-Term Investments (cost $2,744,587).........   $2,744,587
                                                                      ----------

           Total Investments -(cost $69,966,153)...........    86.7%  67,351,940
           Other Assets and
            Liabilities - net..............................    13.3   10,294,861
                                                              -----  -----------
           Net Assets......................................   100.0% $77,646,801
                                                              =====  ===========

                            Schedule of Investments
                                 June 30, 1998

  Shares                                                               Value
 COMMON STOCKS - 94.3%
           Advertising & Related
            Services - 1.1%
    64,000 *Ha Lo Industries Inc.................................   $  1,992,000
                                                                    ------------
           Aerospace & Defense - 1.1%
    70,000 *BE Aerospace, Inc. ..................................      2,038,750
                                                                    ------------
           Banks - 6.3%
    50,000 BankBoston Corp. .....................................      2,781,250
    81,000 SouthTrust Corp. .....................................      3,523,500
    43,000 Summit Bancorp .......................................      2,042,500
    50,000 Union Planters Corp...................................      2,940,625
                                                                    ------------
                                                                      11,287,875
                                                                    ------------
           Building, Construction & Furnishings - 4.8%
    50,000 Masco Corp............................................      3,025,000
    38,000 Medusa Corp...........................................      2,384,500
    55,000 *NCI Building Systems, Inc............................      3,176,250
                                                                    ------------
                                                                       8,585,750
                                                                    ------------
           Business Equipment &
            Services - 3.7%
    56,700 *Compuware Corp.......................................      2,898,787
    32,000 *Consolidated Graphics Inc............................      1,888,000
    34,000 *Robert Half International, Inc. .....................      1,899,750
                                                                    ------------
                                                                       6,686,537
                                                                    ------------
           Chemical & Agricultural
            Products - 0.8%
    70,000 AGCO Corp. ...........................................      1,439,375
                                                                    ------------
           Communication Systems & Services - 1.5%
    36,500 *Tellabs, Inc.........................................      2,614,313
                                                                    ------------
           Consumer Products &
            Services - 1.1%
    29,100 Whirlpool Corp........................................      2,000,625
                                                                    ------------
           Environmental Services - 2.8%
   112,000 *Allied Waste Industries, Inc. .......................      2,688,000
    50,000 *American Disposal Services, Inc. ....................      2,343,750
                                                                    ------------
                                                                       5,031,750
                                                                    ------------
           Finance & Insurance - 8.5%
    80,000 AFLAC, Inc............................................      2,425,000
    41,000 *Annuity & Life Re (Holdings), Ltd. ..................        907,125
    78,000 Conseco, Inc. ........................................      3,646,500
    80,000 Partnerre Ltd. .......................................      4,080,000
    50,000 Price (T.) Rowe & Associates, Inc.....................      1,878,125
    50,000 ReliaStar Financial Corp..............................      2,400,000
                                                                    ------------
                                                                      15,336,750
                                                                    ------------
           Food & Beverage Products - 2.3%
    42,000 Dean Foods Co.........................................      2,307,375
    85,000 Richfood Holdings, Inc................................      1,758,438
                                                                    ------------
                                                                       4,065,813
                                                                    ------------

  Shares                                                  Value
 COMMON STOCKS - continued
           Healthcare Products &
            Services - 18.3%
    33,000 *Boston Scientific Corp..................   $  2,363,625
     4,250 *Clinichem Development Inc. .............         24,438
    56,000 *Elan Corp Plc, ADR......................      3,601,500
    52,000 *First Health Group Corp.................      1,482,000
    90,000 *Genesis Health Ventures, Inc............      2,250,000
   156,000 HBO & Co.................................      5,499,000
   182,300 *HEALTHSOUTH Corp........................      4,865,131
    56,000 *Lincare Holdings, Inc. .................      2,355,500
   120,000 *Orthodontic Centers of America, Inc.....      2,512,500
    70,000 *Pediatrix Medical Group, Inc............      2,603,125
    60,000 *Quintiles Transnational Corp............      2,951,250
    60,000 *Safeskin Corp...........................      2,467,500
                                                       ------------
                                                         32,975,569
                                                       ------------
           Industrial Specialty Products &
            Services - 2.6%
    35,000 Magna International, Inc. Cl. A .........      2,401,875
    88,500 Roper Industries, Inc....................      2,312,062
                                                       ------------
                                                          4,713,937
                                                       ------------
           Information Services &
            Technology - 11.4%
    44,000 *Edwards (J.D.) & Co.....................      1,889,250
   124,000 *EMC Corp................................      5,556,750
   114,000 *Network Associates, Inc.................      5,457,750
    65,000 *PMC-Sierra, Inc.........................      3,046,875
    47,800 *Sanmina Corp............................      2,073,325
    40,000 *Uniphase Corp...........................      2,511,250
                                                       ------------
                                                         20,535,200
                                                       ------------
           Leisure & Tourism - 0.5%
    35,000 Brunswick Corp...........................        866,250
                                                       ------------
           Manufacturing - Distributing - 0.7%
    45,000 *Teradyne, Inc...........................      1,203,750
                                                       ------------
           Oil/Energy - 4.0%
   250,000 *Newpark Resources, Inc..................      2,781,250
    51,000 Sonat, Inc...............................      1,969,875
    75,000 Ultramar Diamond Shamrock Corp...........      2,367,187
                                                       ------------
                                                          7,118,312
                                                       ------------
           Paper & Packaging - 0.7%
   106,000 Rock Tennessee Co. Cl. A.................      1,331,625
                                                       ------------
           Pharmaceuticals - 2.5%
   170,000 *Biochem Pharmaceuticals, Inc............      4,505,000
                                                       ------------
           Real Estate - 1.7%
    98,000 FelCor Suite Hotels, Inc. REIT...........      3,074,750
                                                       ------------
           Retailing & Wholesale - 6.8%
    62,500 Dollar General Corp. ....................      2,472,656
   156,000 Family Dollar Stores, Inc. ..............      2,886,000
   120,000 *General Nutrition Companies, Inc. ......      3,735,000
    58,000 *Starbucks Corp. ........................      3,099,375
                                                       ------------
                                                         12,193,031
                                                       ------------

                                 June 30, 1998
                  See Combined Notes to Financial Statements.

  Shares                                                  Value
 COMMON STOCKS - continued
           Telecommunication Services & Equipment -
             1.0%
    52,474 *Qwest Communications International
            Inc. ...................................   $  1,830,031
                                                       ------------
           Transportation - 3.0%
   175,000 Comair Holdings, Inc. ...................      5,403,125
                                                       ------------
           Utilities - Electric - 5.0%
   100,000 Cinergy Corp. ...........................      3,500,000
    68,000 Sierra Pacific Resources.................      2,469,250
    80,000 UtiliCorp United, Inc....................      3,015,000
                                                       ------------
                                                          8,984,250
                                                       ------------
           Utilities - Telephone - 2.1%
    81,000 Century Telephone Enterprises, Inc. .....      3,715,875
                                                       ------------
           Total Common Stocks (cost $115,876,575)..   $169,530,243
                                                       ------------

* Non-income producing securities.
(a) At June 30, 1998, the repurchase agreement was collateralized by:
    $2,345,000 U.S. Treasury Notes, 4.75%, 8/31/98; value including ac-crued interest -$2,379,723.
(b) Less than one-tenth percent.

Summary of Abbreviations:
ADR  American Depository Receipt
REIT Real Estate Investment Trust

 Prtincipal
   Amount                                                             Value
 SHORT-TERM INVESTMENTS - 1.3%
            Repurchase Agreement-1.3%
 $2,331,615 Dresdner Bank AG, 5.70%, purchased 6/30/98, maturing
             7/1/98, maturity value $2,331,984
             (cost $2,331,615) (a)..............................   $  2,331,615
                                                                   ------------

  Shares
           Money Market Shares - 0.0% (b)
    61,204 Valiant General Fund 5.44%, 7/1/98
            (cost $61,204).........................................       61,204
                                                                      ----------
           Total Short-Term Investments (cost $2,392,819)..........   $2,392,819
                                                                      ----------

           Total Investments -(cost $118,269,394).........    95.6%  171,923,062
           Other Assets and
            Liabilities - net.............................     4.4     7,874,678
                                                             -----  ------------
           Net Assets.....................................   100.0% $179,797,740
                                                             =====  ============

                            Schedule of Investments
                                 June 30, 1998

   Shares                                                              Value
 COMMON STOCKS - 97.4%
            Aerospace & Defense - 3.3%
    116,425 Cordant Technologies, Inc............................   $  5,370,103
     58,515 United Technologies Corp.............................      5,412,638
                                                                    ------------
                                                                      10,782,741
                                                                    ------------
            Building, Construction & Furnishings - 4.7%
    139,720 Centex Corp..........................................      5,274,430
    175,870 Mohawk Inds Inc. ....................................      5,572,881
     59,725 Southdown, Inc.......................................      4,262,872
                                                                    ------------
                                                                      15,110,183
                                                                    ------------
            Business Equipment &
             Services - 7.8%
    150,615 *AccuStaff, Inc. ....................................      4,706,719
     86,400 Computer Task Group, Inc.............................      2,894,400
    119,720 *Compuware Corp......................................      6,120,685
    115,410 *Robert Half International, Inc. ....................      6,448,534
     98,045 Saville System, Plc, ADR.............................      4,914,505
                                                                    ------------
                                                                      25,084,843
                                                                    ------------
            Communication Systems &
             Services - 1.6%
     15,060 *Cisco Systems, Inc..................................      1,386,461
     53,490 *Tellabs, Inc........................................      3,831,221
                                                                    ------------
                                                                       5,217,682
                                                                    ------------
            Consumer Products &
             Services - 6.5%
    169,295 *Cendant Corp. ......................................      3,534,033
    281,280 *Foodmaker, Inc......................................      4,746,600
     93,470 Procter & Gamble Co..................................      8,511,612
    111,385 Universal Corp.......................................      4,163,014
                                                                    ------------
                                                                      20,955,259
                                                                    ------------
            Diversified Companies - 2.9%
    148,970 Tyco International Ltd...............................      9,385,110
                                                                    ------------
            Electrical Equipment &
             Services - 5.4%
    191,765 General Electric Co..................................     17,450,615
                                                                    ------------
            Finance & Insurance - 9.0%
     55,010 American Express Co..................................      6,271,140
     71,365 EXEL Ltd.............................................      5,553,089
     85,950 MGIC Investment Corp.................................      4,904,522
    176,465 Price (T.) Rowe & Associates, Inc....................      6,628,466
    101,855 SunAmerica, Inc. ....................................      5,850,297
                                                                    ------------
                                                                      29,207,514
                                                                    ------------
            Food & Beverage Products - 5.7%
     12,560 Coca Cola Co.........................................      1,073,880
    138,780 Interstate Bakeries Corp.............................      4,605,761
    173,160 Philip Morris Companies, Inc.........................      6,818,175
    145,630 *Safeway, Inc. ......................................      5,925,321
                                                                    ------------
                                                                      18,423,137
                                                                    ------------

   Shares                                                 Value
 COMMON STOCKS - continued
            Healthcare Products &
             Services - 19.6%
     25,790 Abbott Laboratories.....................   $  1,054,166
     84,450 Bristol-Myers Squibb Co.................      9,706,472
    203,105 HBO & Co. ..............................      7,159,451
    116,210 *Health Care & Retirement Corp..........      4,583,032
    212,550 *Health Management Associates, Inc.
             Cl. A..................................      7,107,141
     13,215 Johnson & Johnson.......................        974,606
     85,175 Merck & Co., Inc........................     11,392,156
    250,325 *Orthodontic Centers of America, Inc....      5,241,180
    109,855 *Quintiles Transnational Corp...........      5,403,493
    182,535 *Quorum Health Group, Inc...............      4,831,473
    105,435 *Universal Health Services, Inc. Cl. B..      6,154,768
                                                       ------------
                                                         63,607,938
                                                       ------------
            Information Services & Technology -
              15.2%
    122,695 *BMC Software, Inc......................      6,372,472
    108,640 *Computer Horizons Corp.................      4,026,470
     83,310 *Dell Computer Corp.....................      7,732,209
     11,105 Intel Corp..............................        823,158
    121,525 *Microsoft Corp. .......................     13,170,272
    118,405 *Peoplesoft, Inc. ......................      5,565,035
    153,810 *PMC-Sierra, Inc........................      7,209,844
    115,865 *Transaction Systems Architects, Inc.
             Cl. A..................................      4,460,802
                                                       ------------
                                                         49,360,262
                                                       ------------
            Metal Products & Services - 0.7%
     69,420 USX United States Steel Group...........      2,290,860
                                                       ------------
            Oil Field Services - 1.8%
    124,860 *BJ Services Co., Inc...................      3,628,744
    130,680 ENSCO International, Inc................      2,270,565
                                                       ------------
                                                          5,899,309
                                                       ------------
            Pharmaceuticals - 5.8%
     90,215 Pfizer, Inc.............................      9,805,243
     99,000 Schering-Plough Corp....................      9,070,875
                                                       ------------
                                                         18,876,118
                                                       ------------
            Publishing, Broadcasting &
             Entertainment - 1.8%
    116,945 Omnicom Group, Inc......................      5,832,632
                                                       ------------
            Retailing & Wholesale - 5.6%
    114,910 *Costco Companies, Inc..................      7,246,512
    100,480 Ethan Allen Interiors, Inc..............      5,017,720
    239,640 TJX Co., Inc............................      5,781,315
                                                       ------------
                                                         18,045,547
                                                       ------------
            Total Common Stocks
             (cost $245,145,175)....................   $315,529,750
                                                       ------------

                                 June 30, 1998
                  See Combined Notes to Financial Statements.

  Principal
   Amount                                                             Value
 SHORT-TERM INVESTMENTS - 7.3%
             Repurchase Agreement - 6.8%
 $22,111,838 Dresdner Bank AG 5.70%, purchased 6/30/98, maturing
              7/1/98, maturity value $22,115,339
              (cost $22,111,838) (a)............................   $ 22,111,838
                                                                   ------------

* Non-income producing securities.
(a) At June 30, 1998, the repurchase agreement was collateralized by:
    $22,225,000 U.S. Treasury Notes, 4.75%, 8/31/98; value including ac-crued interest - $22,554,091.

Summary of Abbreviations:
ADR  American Depository Receipt

   Shares                                                             Value
 SHORT-TERM INVESTMENTS - continued
            Money Market Shares - 0.5%
  1,526,516 Valiant General Fund 5.44%, 7/1/98 (cost
             $1,526,516)........................................   $  1,526,516
                                                                   ------------
            Total Short-Term Investments (cost $23,638,354).....   $ 23,638,354
                                                                   ------------

            Total Investments -
             (cost $268,783,529).........................   104.7%  339,168,104
            Other Assets and Liabilities - net...........    (4.7)  (15,262,772)
                                                            -----  ------------
            Net Assets...................................   100.0% $323,905,332
                                                            =====  ============

                            Schedule of Investments
                                 June 30, 1998

   Shares                                                              Value
 COMMON STOCKS - 92.2%
            Automotive Equipment & Manufacturing - 1.3%
     58,500 Goodyear Tire & Rubber Co. ..........................   $  3,769,594
                                                                    ------------
            Banks - 23.9%
    150,000 BankBoston Corp. ....................................      8,343,750
     27,000 Bankers Trust Corp. .................................      3,133,687
    120,000 Chase Manhattan Corp. ...............................      9,060,000
     55,000 Citicorp.............................................      8,208,750
     39,750 First Chicago NBD Corp. .............................      3,522,844
    100,000 Fleet Financial Group, Inc. .........................      8,350,000
    110,000 NationsBank Corp. ...................................      8,415,000
     70,000 PNC Bank Corp. ......................................      3,766,875
     65,000 SouthTrust Corp. ....................................      2,827,500
    120,000 Summit Bancorp.......................................      5,700,000
    130,000 Union Planters Corp. ................................      7,645,625
                                                                    ------------
                                                                      68,974,031
                                                                    ------------
            Business Equipment &
             Services - 0.4%
     51,000 *Stratus Computer, Inc. .............................      1,290,938
                                                                    ------------
            Capital Goods - 1.4%
     84,500 Case Corp. ..........................................      4,077,125
                                                                    ------------
            Electrical Equipment &
             Services - 0.6%
    105,000 *Silicon Valley Group, Inc. .........................      1,686,563
                                                                    ------------
            Finance & Insurance - 10.9%
     35,000 Allstate Corp. ......................................      3,204,687
     85,000 Countrywide Credit Industries, Inc. .................      4,313,750
     40,000 Lehman Brothers Holdings, Inc. ......................      3,102,500
     60,000 Loews Corp. .........................................      5,227,500
     82,000 Merrill Lynch & Co., Inc. ...........................      7,564,500
     60,000 Nationwide Financial Services, Inc. Cl. A............      3,060,000
    103,600 ReliaStar Financial Corp. ...........................      4,972,800
                                                                    ------------
                                                                      31,445,737
                                                                    ------------
            Food & Beverage Products - 3.6%
     40,000 Fortune Brands, Inc. ................................      1,537,500
    221,000 Philip Morris Companies, Inc. .......................      8,701,875
                                                                    ------------
                                                                      10,239,375
                                                                    ------------
            Healthcare Products &
             Services - 4.3%
     68,000 Bristol-Myers Squibb Co. ............................      7,815,750
    145,000 *Tenet Healthcare Corp. .............................      4,531,250
                                                                    ------------
                                                                      12,347,000
                                                                    ------------
            Information Services & Technology - 6.4%
     80,000 Intel Corp. .........................................      5,930,000
     62,800 International Business Machines Corp. ...............      7,210,225
    124,000 *Sun Microsystems, Inc. .............................      5,386,250
                                                                    ------------
                                                                      18,526,475
                                                                    ------------

   Shares                                                 Value
 COMMON STOCKS - continued
            Manufacturing - Distributing - 2.3%
     78,500 Philips Electronics NV..................   $  6,672,500
                                                       ------------
            Metal Products & Services - 2.6%
     30,442 Alumax, Inc. ...........................      1,411,748
     62,100 Aluminum Co. of America.................      4,094,718
     60,000 *USX United States Steel Group..........      1,980,000
                                                       ------------
                                                          7,486,466
                                                       ------------
            Oil/Energy - 11.9%
     56,000 Atlantic Richfield Co. .................      4,375,000
    125,500 Cabot Corp. ............................      4,055,219
     95,000 Mobil Corp. ............................      7,279,375
     55,000 Texaco, Inc. ...........................      3,282,812
    170,000 Tosco Corp. ............................      4,993,750
     96,000 Ultramar Diamond Shamrock Corp. ........      3,030,000
    220,000 Williams Companies, Inc. ...............      7,425,000
                                                       ------------
                                                         34,441,156
                                                       ------------
            Oil Field Services - 2.5%
     65,600 Diamond Offshore Drilling, Inc. ........      2,624,000
    200,000 *R & B Falcon Corp. ....................      4,525,000
                                                       ------------
                                                          7,149,000
                                                       ------------
            Publishing, Broadcasting &
             Entertainment - 2.4%
    240,000 *News Corp. Ltd.........................      6,780,000
                                                       ------------
            Real Estate - 1.0%
     90,000 FelCor Suite Hotels, Inc. REIT..........      2,823,750
                                                       ------------
            Retailing & Wholesale - 1.9%
     90,000 Sears, Roebuck & Co. ...................      5,495,625
                                                       ------------
            Telecommunication Services & Equipment -
              2.4%
     94,500 *Nokia Corp. ADR........................      6,857,156
                                                       ------------
            Textile & Apparel - 1.8%
    100,000 V. F. Corp. ............................      5,150,000
                                                       ------------
            Transportation - 1.7%
     51,000 Burlington Northern Santa Fe............      5,007,563
                                                       ------------
            Utilities - Electric - 5.0%
    138,000 Houston Industries, Inc. ...............      4,260,750
    216,000 PacifiCorp..............................      4,887,000
     60,000 Pinnacle West Capital Corp. ............      2,700,000
     70,000 UtiliCorp United, Inc. .................      2,638,125
                                                       ------------
                                                         14,485,875
                                                       ------------
            Utilities - Gas - 1.4%
    104,000 NICOR Inc. .............................      4,173,000
                                                       ------------
            Utilities - Telephone - 2.5%
    158,250 Century Telephone Enterprises, Inc. ....      7,259,719
                                                       ------------
            Total Common Stocks
             (cost $205,372,775)....................    266,138,648
                                                       ------------

                                 June 30, 1998
                  See Combined Notes to Financial Statements.

  Principal
   Amount                                                             Value
 SHORT-TERM INVESTMENTS - 6.7%
             Repurchase Agreement - 5.5%
 $15,745,810 Dresdner Bank AG 5.70%,
              purchased 6/30/98, maturing 7/1/98, maturity value
              $15,748,303
              (cost $15,745,810) (a)............................   $ 15,745,810
                                                                   ------------

* Non-income producing securities.
(a) At June 30, 1998, the repurchase agreement was collateralized by:
    $1,585,000 U.S. Treasury Notes, 4.75%, 8/31/98; value including ac-crued interest -$1.508,469 and $12,746,000 U.S. Treasury Notes, 7.50%, 2/15/05; value including accrued interest - $14,456,764.

Summary of Abbreviations:
ADR  American Depository Receipt
REIT Real Estate Investment Trust

 Principal
   Amount                                                              Value
 SHORT-TERM INVESTMENTS - continued
            Money Market Shares - 1.2%
  3,448,384 Valiant General Fund
             5.44%, 7/1/98
             (cost $3,448,384) ..................................   $  3,448,384
                                                                    ------------
            Total Short-Term Investments
             (cost $19,194,194)..................................   $ 19,194,194
                                                                    ------------

          Total Investments -
           (cost $224,566,969)............................    98.9%  285,332,842
          Other Assets and
           Liabilities - net..............................     1.1     3,187,551
                                                             -----  ------------
          Net Assets......................................   100.0% $288,520,393
                                                             =====  ============

                      Statements of Assets and Liabilities
                                 June 30, 1998
                  See Combined Notes to Financial Statements.

                                           Common     Diversified     Equity     Large Cap
                            Balanced       Stock         Value        Income       Blend
                              Fund          Fund          Fund         Fund         Fund
--------------------------------------------------------------------------------------------
Assets
 Investments at value
  (identified cost,
  $682,184,094,
  $1,359,984,791,
  $747,569,777,
  $173,415,809 and
  $390,525,400,
  respectively).........  $722,648,192 $1,971,072,909 $811,055,400 $205,780,408 $511,067,050
 Cash...................         4,968            740            0           49           52
 Receivable for
  investments sold......       577,692              0      938,391            0      536,152
 Receivable for Fund
  shares sold...........        50,034      1,021,781       82,349        4,199      392,719
 Dividends and interest
  receivable............     5,305,995      2,461,068      902,254      562,665      485,646
 Prepaid expenses and
  other assets..........        50,296         50,608       49,831       40,946       59,434
--------------------------------------------------------------------------------------------
 Total assets...........   728,637,177  1,974,607,106  813,028,225  206,388,267  512,541,053
--------------------------------------------------------------------------------------------
Liabilities
 Payable for investments
  purchased.............             0              0    9,262,180            0            0
 Payable for Fund shares
  redeemed..............     3,239,849      1,193,328    5,349,622      178,433       23,583
 Distributions payable..       734,539      1,070,163      107,785      259,692      238,113
 Advisory fee payable...       296,196        920,719      323,933      105,757      236,566
 Distribution Plan
  expenses payable......            41          2,833          106          585           28
 Due to related
  parties...............        16,454         45,413       15,380        4,593       11,254
 Accrued expenses and
  other liabilities.....       285,010        714,713      407,123       94,006      164,932
--------------------------------------------------------------------------------------------
 Total liabilities......     4,572,089      3,947,169   15,466,129      643,066      674,476
--------------------------------------------------------------------------------------------
Net assets..............  $724,065,088 $1,970,659,937 $797,562,096 $205,745,201 $511,866,577
--------------------------------------------------------------------------------------------
Net assets represented
 by
 Paid-in capital........  $676,887,742 $1,198,233,538 $716,619,504 $159,813,673 $339,345,988
 Undistributed net
  investment income.....        76,045         15,911       84,835       46,652       48,469
 Accumulated net
  realized gain on
  investments and
  written options.......     6,637,203    161,322,370   17,372,134   13,520,277   51,930,470
 Net unrealized
  appreciation of
  investments...........    40,464,098    611,088,118   63,485,623   32,364,599  120,541,650
--------------------------------------------------------------------------------------------
 Total net assets.......  $724,065,088 $1,970,659,937 $797,562,096 $205,745,201 $511,866,577
--------------------------------------------------------------------------------------------
Net assets consist of
 Class I................  $723,849,913 $1,952,435,832 $797,352,128 $204,247,804 $ 14,031,957
 Class IS...............       215,175     18,224,105      209,968    1,497,397      300,748
 Class IC...............            --             --           --           --  497,533,872
--------------------------------------------------------------------------------------------
 Total net assets.......  $724,065,088 $1,970,659,937 $797,562,096 $205,745,201 $511,866,577
--------------------------------------------------------------------------------------------
Shares outstanding
 Class I................    54,054,313     21,087,281   30,406,454    2,294,102      276,555
 Class IS...............        16,038        208,674        8,099       16,815        5,927
 Class IC...............            --             --           --           --    9,805,599
--------------------------------------------------------------------------------------------
Net asset value per
 share
 Class I................  $      13.39 $        92.59 $      26.22 $      89.03 $      50.74
 Class IS...............  $      13.42 $        87.33 $      25.93 $      89.05 $      50.74
 Class IC...............            --             --           --           -- $      50.74
--------------------------------------------------------------------------------------------

                      Statements of Assets and Liabilities
                                 June 30, 1998
                  See Combined Notes to Financial Statements.

                            Small Cap       Small        Social     Strategic    Strategic
                             Growth     Company Value  Principles     Growth       Value
                              Fund          Fund          Fund         Fund         Fund
--------------------------------------------------------------------------------------------
 Assets
 Investments at value
  (identified cost,
  $66,841,097,
  $69,966,153,
  $118,269,394,
  $268,783,529, and
  $224,566,969,
  respectively)..........  $70,250,068   $67,351,940  $171,923,062 $339,168,104 $285,332,842
  Cash...................          807         1,871           709        1,832          138
  Receivable for
   investments sold......      568,417             0             0            0            0
  Receivable for Fund
   shares sold...........      139,000    10,331,666     9,440,000   10,003,014   11,402,108
  Dividends and interest
   receivable............        3,391        42,655        46,782      193,998      334,274
  Prepaid expenses and
   other assets..........       12,890        43,330        58,379      144,969       54,819
--------------------------------------------------------------------------------------------
  Total assets...........   70,974,573    77,771,462   181,468,932  349,511,917  297,124,181
--------------------------------------------------------------------------------------------
 Liabilities
  Payable for investments
   purchased.............    1,651,726        75,625     1,507,448   22,457,652    5,821,932
  Payable for Fund shares
   redeemed..............            0           200             0    2,864,459    2,372,729
  Distributions payable..            0           472             0       50,207      206,136
  Advisory fee payable...       37,388        24,681        92,232      141,078      131,023
  Distribution Plan
   expenses payable......            0             0            19          502          231
  Due to related
   parties...............          850         1,284         2,992        6,519       12,104
  Accrued expenses and
   other liabilities.....        1,121        22,399        68,501       86,168       59,633
--------------------------------------------------------------------------------------------
  Total liabilities......    1,691,085       124,661     1,671,192   25,606,585    8,603,788
--------------------------------------------------------------------------------------------
 Net assets..............  $69,283,488   $77,646,801  $179,797,740 $323,905,332 $288,520,393
--------------------------------------------------------------------------------------------
 Net assets represented
  by
  Paid-in capital........  $67,292,547   $79,879,678  $119,998,383 $220,817,878 $219,916,585
  Undistributed net
   investment income.....         (334)       69,313        60,566       85,171       75,764
  Accumulated net
   realized gain (loss)
   on investments and
   written options.......   (1,417,696)      312,023     6,085,130   32,617,708    7,762,171
  Net unrealized
   appreciation
   (depreciation) of
   investments...........    3,408,971    (2,614,213)   53,653,661   70,384,575   60,765,873
--------------------------------------------------------------------------------------------
  Total net assets.......  $69,283,488   $77,646,801  $179,797,740 $323,905,332 $288,520,393
--------------------------------------------------------------------------------------------
 Net assets consist of
  Class I................  $69,283,488   $77,646,801  $  2,405,115 $321,531,944 $287,193,535
  Class IS...............           --            --       205,357    2,373,388    1,326,858
  Class IC...............           --            --   177,187,268           --           --
--------------------------------------------------------------------------------------------
  Total net assets.......  $69,283,488   $77,646,801  $179,797,740 $323,905,332 $288,520,393
--------------------------------------------------------------------------------------------
 Shares outstanding
  Class I................    5,279,958     7,697,902        61,734    8,371,272    1,270,663
  Class IS...............           --            --         5,274       61,872        5,870
  Class IC...............           --            --     4,548,815           --           --
--------------------------------------------------------------------------------------------
 Net asset value per
  share
  Class I................  $     13.12   $     10.09  $      38.96 $      38.41 $     226.02
  Class IS...............           --            --  $      38.94 $      38.36 $     226.04
  Class IC...............           --            --  $      38.95           --           --
--------------------------------------------------------------------------------------------

                            Statements of Operations
                           Period Ended June 30, 1998
                  See Combined Notes to Financial Statements.

                                            Common     Diversified    Equity      Large Cap
                             Balanced       Stock         Value       Income        Blend
                              Fund**        Fund*        Fund**        Fund*        Fund*
---------------------------------------------------------------------------------------------
 Investment income
 Dividends (net of
  foreign withholding
  taxes of $9,552,
  $121,941, $29,018, $0
  and $8,863,
  respectively)..........   $ 2,692,823  $ 17,408,809  $ 6,339,698  $ 3,492,953  $ 3,931,410
 Interest................     8,687,526     1,987,284      666,341      911,449      458,775
---------------------------------------------------------------------------------------------
  Total income...........    11,380,349    19,396,093    7,006,039    4,404,402    4,390,185
---------------------------------------------------------------------------------------------
 Expenses
 Advisory fee............     1,954,563     8,171,550    2,181,562      862,925    2,031,616
 Administrative service
  fees...................        91,334       340,218       99,311       35,771       84,104
 Distribution Plan
  expenses...............           114         8,623          435          815          186
 Transfer agent fees.....       195,483         2,405       93,370          171          184
 Trustees fees...........         7,837        35,403        6,185        2,956        6,873
 Registration fees.......       238,593       560,215      244,460      105,173      167,766
 Custodian fees..........        82,011       311,190      156,469       33,350       75,457
 Professional fees.......        20,417        33,356       20,747       17,349       20,122
 Printing................         5,753        26,591       43,582       11,257       11,797
 Organization expense....             0             0            0            0            0
 Other...................         4,229        45,240        5,318       10,707       13,698
---------------------------------------------------------------------------------------------
  Total expenses.........     2,600,334     9,534,791    2,851,439    1,080,474    2,411,803
 Less:Indirectly paid
  expenses...............          (571)       (4,059)        (439)      (5,833)      (4,131)
   Fee waivers and/or
    reimbursement from
    investment adviser...      (325,761)   (1,350,561)    (363,594)    (124,620)    (346,847)
---------------------------------------------------------------------------------------------
  Net expenses...........     2,274,002     8,180,171    2,487,406      950,021    2,060,825
---------------------------------------------------------------------------------------------
 Net investment income...     9,106,347    11,215,922    4,518,633    3,454,381    2,329,360
---------------------------------------------------------------------------------------------
 Net realized and
  unrealized gain (loss)
  on investments
 Net realized gain on:
  Investments............     6,632,946   161,218,815   17,369,461   13,274,016   51,925,395
  Written options........             0             0            0      233,192            0
---------------------------------------------------------------------------------------------
 Net realized gain on
  investments and written
  options................     6,632,946   161,218,815   17,369,461   13,507,208   51,925,395
---------------------------------------------------------------------------------------------
 Net change in unrealized
  appreciation
  (depreciation) of
  investments............    40,464,098    53,230,680   63,485,623   (9,422,160)   5,211,744
---------------------------------------------------------------------------------------------
 Net realized and
  unrealized gain on
  investments and written
  options................    47,097,044   214,449,495   80,855,084    4,085,048   57,137,139
---------------------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  operations.............   $56,203,391  $225,665,417  $85,373,717  $ 7,539,429  $59,466,499
---------------------------------------------------------------------------------------------

 * For the period from November 24, 1997 (commencement of operations) to June 30, 1998.
** For the period from January 22, 1998 (commencement of operations) to June
   30, 1998.

                            Statements of Operations
                           Period Ended June 30, 1998
                  See Combined Notes to Financial Statements.

                             Small Cap       Small       Social      Strategic    Strategic
                              Growth     Company Value Principles     Growth        Value
                              Fund***       Fund**        Fund*        Fund*        Fund*
---------------------------------------------------------------------------------------------
 Investment income
 Dividends (net of
  foreign withholding
  taxes of $0, $0,
  $7,987, $0 and $21,024,
  respectively)..........   $    34,625   $   259,140  $   823,054  $ 1,165,952  $ 2,293,823
 Interest................        46,145       130,522      137,705      443,574      375,250
---------------------------------------------------------------------------------------------
  Total income...........        80,770       389,662      960,759    1,609,526    2,669,073
---------------------------------------------------------------------------------------------
 Expenses
 Advisory fee............       166,954       208,402      782,703    1,235,649      930,128
 Administrative service
  fees...................         2,997         6,312       28,339       51,570       38,249
 Distribution Plan
  expenses...............             0             0          102        4,792          334
 Transfer agent fees.....           283            62          120        8,516          312
 Trustees fees...........           124           233        1,926        4,117        2,999
 Registration fees.......         7,850        44,538       98,598       96,431       85,102
 Custodian fees..........         1,836         2,776       25,537       49,947       35,049
 Professional fees.......        15,959        15,306       16,708       18,186       14,946
 Printing................         8,297        11,599       11,451       11,184        9,240
 Organization expense....         1,333             0            0            0            0
 Other...................         5,696         2,210        6,978        6,185        8,590
---------------------------------------------------------------------------------------------
  Total expenses.........       211,329       291,438      972,462    1,486,577    1,124,949
 Less: Indirectly paid
  expenses...............          (410)       (1,719)        (984)        (300)      (1,953)
   Fee waivers and/or
    reimbursement from
    investment adviser...             0       (58,160)    (129,970)    (210,851)    (132,876)
---------------------------------------------------------------------------------------------
 Net expenses............       210,919       231,559      841,508    1,275,426      990,120
---------------------------------------------------------------------------------------------
 Net investment income
  (loss).................      (130,149)      158,103      119,251      334,100    1,678,953
---------------------------------------------------------------------------------------------
 Net realized and
  unrealized gain (loss)
  on investments
 Net realized gain on:
  Investments............       407,197       302,967    6,082,094   32,617,708    7,762,171
  Written options........             0             0            0            0            0
---------------------------------------------------------------------------------------------
 Net realized gain on
  investments and written
  options................       407,197       302,967    6,082,094   32,617,708    7,762,171
---------------------------------------------------------------------------------------------
 Net change in unrealized
  appreciation
  (depreciation) of
  investments............    (1,425,687)   (2,614,213)   4,046,653   17,033,702   12,371,066
---------------------------------------------------------------------------------------------
 Net realized and
  unrealized gain (loss)
  on investments and
  written options........    (1,018,490)   (2,311,246)  10,128,747   49,651,410   20,133,237
---------------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets resulting
  from operations........   $(1,148,639)  $(2,153,143) $10,247,998  $49,985,510  $21,812,190
---------------------------------------------------------------------------------------------

  * For the period from November 24, 1997 (commencement of operations) to June 30, 1998.
 ** For the period from December 23, 1997 (commencement of operations) to June
    30, 1998.
*** For the period from March 1, 1998 to June 30, 1998. The Fund changed its fiscal year end from February 28 to June 30, effective June 30, 1998.

                            Statement of Operations
                          Year Ended February 28, 1998
                  See Combined Notes to Financial Statements.

                                                                      Small Cap
                                                                        Growth
                                                                         Fund
---------------------------------------------------------------------------------
 Investment income
 Dividends..........................................................  $   64,120
 Interest...........................................................      60,628
---------------------------------------------------------------------------------
  Total income......................................................     124,748
---------------------------------------------------------------------------------
 Expenses
 Advisory fee.......................................................     223,252
 Administrative service fees........................................       4,949
 Organization expenses..............................................       3,990
 Trustees fees......................................................       1,407
 Transfer agent fees................................................         130
 Other..............................................................      32,975
---------------------------------------------------------------------------------
  Total expenses....................................................     266,703
---------------------------------------------------------------------------------
 Less: Indirectly paid expenses.....................................        (856)
   Fee waiver and/or reimbursement from Investment Advisor..........      (6,907)
---------------------------------------------------------------------------------
  Net expenses......................................................     258,940
---------------------------------------------------------------------------------
 Net investment loss................................................    (134,192)
---------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments
 Realized loss on investments ......................................    (415,947)
 Net change in unrealized appreciation of investments...............   4,981,029
---------------------------------------------------------------------------------
 Net realized and unrealized gain on investments....................   4,565,082
---------------------------------------------------------------------------------
 Net increase in net assets resulting from operations...............  $4,430,890
---------------------------------------------------------------------------------

                      Statements of Changes in Net Assets
                           Period Ended June 30, 1998
                  See Combined Notes to Financial Statements.

                                              Common       Diversified      Equity      Large Cap
                             Balanced         Stock           Value         Income        Blend
                              Fund**          Fund*          Fund**         Fund*         Fund*
----------------------------------------------------------------------------------------------------
 Operations
 Net investment income...  $   9,106,347  $   11,215,922  $   4,518,633  $  3,454,381  $  2,329,360
 Net realized gain on
  investments and
  written options........      6,632,946     161,218,815     17,369,461    13,507,208    51,925,395
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments............     40,464,098      53,230,680     63,485,623    (9,422,160)    5,211,744
----------------------------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   operations............     56,203,391     225,665,417     85,373,717     7,539,429    59,466,499
----------------------------------------------------------------------------------------------------
 Distributions to
  shareholders
 From net investment
  income
 Class I.................     (9,096,812)    (11,166,520)    (4,502,185)   (3,446,367)      (22,658)
 Class IS................         (1,320)        (29,555)        (1,220)       (8,014)         (399)
 Class IC................              0               0              0             0    (2,306,303)
 In excess of net
  investment income
 Class I.................              0               0              0       (20,379)       (7,310)
 Class IS................              0               0              0        (1,453)          (76)
 Class IC................              0               0              0             0       (50,974)
----------------------------------------------------------------------------------------------------
 Total distributions to
  shareholders...........     (9,098,132)    (11,196,075)    (4,503,405)   (3,476,213)   (2,387,720)
----------------------------------------------------------------------------------------------------
 Capital share
  transactions
 Proceeds from shares
  sold...................    794,145,003   1,978,861,338    844,178,135   224,077,449   502,787,135
 Payment of shares
  redeemed...............   (121,943,214)   (222,735,836)  (130,961,973)  (22,411,624)  (48,017,312)
 Proceeds from
  reinvestment of
  distributions..........      4,758,040          65,093      3,475,622        16,160        17,975
----------------------------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   capital share
   transactions..........    676,959,829   1,756,190,595    716,691,784   201,681,985   454,787,798
----------------------------------------------------------------------------------------------------
   Total increase in net
    assets...............    724,065,088   1,970,659,937    797,562,096   205,745,201   511,866,577
 Net assets
 Beginning of period.....              0               0              0             0             0
----------------------------------------------------------------------------------------------------
 End of period...........  $ 724,065,088  $1,970,659,937  $ 797,562,096  $205,745,201  $511,866,577
----------------------------------------------------------------------------------------------------
 Undistributed net
  investment income......  $      76,045  $       15,911  $      84,835  $     46,652  $     48,469
----------------------------------------------------------------------------------------------------

 * For the period from November 24, 1997 (commencement of operations) to June 30, 1998.
** For the period from January 22, 1998 (commencement of operations) to June
   30, 1998.

                      Statements of Changes in Net Assets
                           Period Ended June 30, 1998
                  See Combined Notes to Financial Statements.

                            Small Cap       Small        Social      Strategic     Strategic
                             Growth     Company Value  Principles      Growth        Value
                             Fund***       Fund**        Fund*         Fund*         Fund*
-----------------------------------------------------------------------------------------------
 Operations
 Net investment income
  (loss).................  $  (130,149)  $   158,103  $    119,251  $    334,100  $  1,678,953
 Net realized gain on
  investments and
  written options........      407,197       302,967     6,082,094    32,617,708     7,762,171
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments............   (1,425,687)   (2,614,213)    4,046,653    17,033,702    12,371,066
-----------------------------------------------------------------------------------------------
  Net increase
   (decrease) in net
   assets resulting from
   operations............   (1,148,639)   (2,153,143)   10,247,998    49,985,510    21,812,190
-----------------------------------------------------------------------------------------------
 Distributions to
  shareholders
 From net investment
  income
 Class I.................            0      (152,163)       (1,626)    (325,046)    (1,676,451)
 Class IS................            0             0             0             0        (2,273)
 Class IC................            0             0      (117,625)            0             0
 In excess of net
  investment income
 Class I.................            0             0             0             0             0
 Class IS................            0             0           (42)            0             0
 Class IC................            0             0       (43,272)            0             0
-----------------------------------------------------------------------------------------------
 Total distributions to
  shareholders...........            0      (152,163)     (162,565)     (325,046)   (1,678,724)
-----------------------------------------------------------------------------------------------
 Capital share
  transactions
 Proceeds from shares
  sold...................   24,034,367    86,504,946   181,779,780   341,558,248   284,680,865
 Payment of shares
  redeemed...............   (1,126,600)   (6,702,683)  (12,070,972)  (67,348,327)  (16,580,621)
 Proceeds from
  reinvestment of
  distributions..........            0       149,844         3,499        34,947       286,683
-----------------------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   capital share
   transactions..........   22,907,767    79,952,107   169,712,307   274,244,868   268,386,927
-----------------------------------------------------------------------------------------------
   Total increase in net
    assets...............   21,759,128    77,646,801   179,797,740   323,905,332   288,520,393
 Net assets
 Beginning of period.....   47,524,360             0             0             0             0
-----------------------------------------------------------------------------------------------
 End of period...........  $69,283,488   $77,646,801  $179,797,740  $323,905,332  $288,520,393
-----------------------------------------------------------------------------------------------
 Undistributed net
  investment income......  $      (334)  $    69,313  $     60,566  $     85,171  $     75,764
-----------------------------------------------------------------------------------------------

  * For the period from November 24, 1997 (commencement of operations) to June 30, 1998.
 ** For the period from December 23, 1997 (commencement of operations) to June
    30, 1998.
*** For the period from March 1, 1998 to June 30, 1998. The Fund changed its fiscal year end from February 28 to June 30, effective June 30, 1998.

                      Statements of Changes in Net Assets
                    Periods Ended February 28, 1998 and 1997
                  See Combined Notes to Financial Statements.

                                                             Small Cap
                                                            Growth Fund
                                                       -----------------------
                                                          1998        1997*
-------------------------------------------------------------------------------
 Operations
 Net investment loss.................................. $  (134,192) $   (9,482)
 Net realized loss on investments.....................    (415,947)    398,376
 Net change in unrealized appreciation on
  investments.........................................   4,981,029    (462,663)
-------------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations.........................................   4,430,890     (73,769)
-------------------------------------------------------------------------------
 Distributions to shareholders
 From net realized gain on investments................  (1,657,057)    (35,700)
-------------------------------------------------------------------------------
 Total distributions to shareholders..................  (1,657,057)    (35,700)
-------------------------------------------------------------------------------
 Capital share transactions
 Proceeds from shares sold............................  42,857,020     517,700
 Proceeds from reinvestment of distributions..........  (2,634,970)          0
 Payment for shares redeemed..........................   1,640,345      34,000
-------------------------------------------------------------------------------
  Net increase in net assets resulting from capital
   share transactions.................................  41,862,395     551,700
-------------------------------------------------------------------------------
   Total increase in net assets.......................  44,636,228     442,231
 Net assets
 Beginning of year....................................   2,888,132   2,445,901
-------------------------------------------------------------------------------
 End of year, including accumulated net investment
  loss of $320 and $0, respectively................... $47,524,360  $2,888,132
-------------------------------------------------------------------------------

 * For the eight-month period ended February 28, 1997. The Fund changed its fiscal year end from June 30 to the last day of February effective February 28, 1997.

                     Combined Notes to Financial Statements
1. ORGANIZATION

The Evergreen Select Equity Funds (the "Funds") consist of Evergreen Select Balanced Fund ("Balanced"), Evergreen Select Common Stock Fund ("Common Stock"), Evergreen Select Diversified Value Fund ("Diversified Value"), Ever-green Select Equity Income Fund ("Equity Income"), Evergreen Select Large Cap Blend Fund ("Large Cap"), Evergreen Select Small Cap Growth Fund ("Small Cap"), Evergreen Select Small Company Value Fund ("Small Company"), Evergreen Select Social Principles Fund ("Social Principles"), Evergreen Select Strategic Growth Fund ("Strategic Growth") and Evergreen Select Strategic Value Fund ("Strategic Value"), each of which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end management investment companies. Each of the Funds is a separate series of Evergreen Select Equity Trust (the "Trust"), a Delaware business trust organized on September 17, 1997.

The Funds offer an Institutional Class of shares ("Class I") and an Institu-tional Service Class of shares ("Class IS"). Additionally, Large Cap and Social Principles offer an Institutional Charitable Class of shares ("Class IC"). Each Class of shares is sold without a front-end sales charge or contingent deferred sales charge. Class IS shares pay an ongoing service fee. Class I and Class IS shares are available to institutional investors through broker dealers, banks and other financial intermediaries. Class IC shares are available only to those investors that qualify as a non-profit organization under the Internal Revenue Code. Such organizations would include charitable trusts, non-profit hospitals, private foundations, private schools and colleges, public charities, religious entities and charitable remainder trusts.

The investment adviser to all the Funds, except Small Cap and Small Company, is First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union"). Keystone Investment Management Company ("Keystone"), a wholly-owned subsidiary of First Union Corporation ("First Union"), is the investment adviser to Small Cap. The investment adviser to Small Company is Evergreen As-set Management Corp. ("Evergreen Asset"), a wholly-owned subsidiary of First Union. Lieber & Company, a wholly-owned subsidiary of First Union, provides certain sub-advisory services to Evergreen Asset in connection with its duties as investment advisor to Small Cap.

2. CONVERSION INFORMATION

On November 24, 1997, the Common Stock, Equity Income, Strategic Growth and Strategic Value Funds commenced operations of their respective Class I shares as a result of a conversion of common trust funds managed by FUNB. Also, on that date, the Large Cap and Social Principles Funds commenced operations of their respective Class IC shares as a result of similar common trust fund con-versions. The following chart summarizes pertinent data related to each Fund on the date of conversion:

                                          Common        Equity       Large
                                          Stock         Income        Cap
                                       ---------------------------------------
       Shares issued.................     22,828,425    2,271,990   10,264,770
       Net assets.................... $1,894,078,143 $198,356,197 $462,393,873
       Net asset value per share..... $        82.97 $      87.31 $      45.05
       Unrealized appreciation of
        Investments.................. $  557,857,438 $ 41,786,759 $115,329,906
                                          Social      Strategic    Strategic
                                        Principles      Growth       Value
                                       ---------------------------------------
       Shares issued.................      4,293,581    5,750,026      831,617
       Net assets.................... $  157,379,236 $186,600,811 $169,109,520
       Net asset value per share..... $        36.65 $      32.45 $     203.35
       Unrealized appreciation of
        Investments.................. $   49,607,008 $ 53,350,873 $ 48,394,807

The forgoing amounts are reflected in proceeds from shares sold in the state-ments of changes in net assets.

3. ACQUISITION INFORMATION

Immediately following the common trust fund conversion, on November 24, 1997, Strategic Growth acquired substantially all of the net assets of Equity Growth Fund, a common trust fund managed by FUNB. The net assets were acquired through a taxable exchange for 2,517,542 Class I shares of Strategic Growth, valued at $32.45 per share. The acquired net assets consisted primarily of portfolio se-curities with unrealized apprecia-tion of $25,897,713. The aggregate net assets of Equity Growth and Strategic Growth immediately prior to the acquisition were $81,699,736 and $186,600,811, respectively. The aggregate net assets and shares outstanding of Strategic Growth immediately after the acquisition were $268,300,547 and 8,267,568, re-spectively.

4. IN-KIND PURCHASE TRANSACTIONS

On January 21, 1998, the Evergreen Balanced Fund, Class Y, and Evergreen Value Fund, Class Y, executed redemption in-kind transactions of $737,248,788 and $793,367,277, respectively. These transactions resulted in the liquidation of substantially all of the net assets of each Fund's Class Y shares. In turn, the assets were transferred to Evergreen Select Balanced Fund Class I shares and Evergreen Select Diversified Value Fund Class I shares.

On January 22, 1998, Balanced and Diversified Value commenced operations of their respective Class I shares through in-kind purchases of shares in the fol-lowing amounts:

                                                                   Diversified
                                                        Balanced      Value
                                                 ---------------------------
       In-kind purchase amount....................... $737,248,788 $798,367,277
       Shares issued.................................   58,643,231   33,532,392

These amounts are reflected in proceeds from shares sold in the statements of changes in net assets. In exchange for these shares, investment securities, ex-cluding cash and cash equivalents, with a cost and market value of $708,705,595 and $774,879,156 were contributed to Balanced and Diversified Value, respec-tively. Additionally, Balanced and Diversified Value received cash and cash equivalents of $28,543,193 and $23,488,121, respectively, to complete the transactions.

5. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require manage-ment to make estimates and assumptions that affect amounts reported herein. Ac-tual results could differ from these estimates.

A. Valuation of Securities
Securities traded on a national securities exchange or included on the NASDAQ National Market System ("NMS") are valued at the last reported sales price on the exchange where primarily traded. Securities traded on an exchange or NMS for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked price. U.S. government obligations held by the Funds are valued at the mean be-tween the over-the-counter bid and asked prices. Corporate bonds, other fixed-income securities, and mortgage and other asset-backed securities are valued at prices provided by an independent pricing service. In determining value for normal institutional-size transactions, the pricing service uses methods based on market transactions for comparable securities and analysis of various rela-tionships between similar securities which are generally recognized by institu-tional traders. Securities for which market quotations are not readily avail-able, including restricted securities, are valued at fair value as determined in good faith according to procedures approved by the Board of Trustees.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. Repurchase Agreements
Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. Each Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securi-ties pledged falls below the carrying value of the repurchase agreement, in-cluding accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.

Pursuant to an exemptive order issued by the Securities and Exchange Commis-sion, Small Cap, along with certain other funds managed by Keystone, may trans-fer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or federal agency obligations.

C. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

D. Options Written
Equity Income is authorized to write covered call options. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from writing options, which expire unexercised, are treated by the Fund on the expiration date as realized gains from investments. The dif-ference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. The Fund as writer of an option bears the market risk of an unfavor-able change in the price of the security underlying the written option.

E. Foreign Currency
The books and records of the Funds are maintained in United States (U.S.) dol-lars. Foreign currency amounts are translated into U.S. dollars as follows: market value of investments, assets and liabilities at the daily rate of ex-change; purchases and sales of investments, income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gain (loss) resulting from changes in foreign cur-rency exchange rates is a component of net unrealized appreciation (deprecia-tion) on investments. Net realized foreign currency gains and losses resulting from changes in exchange rates include: foreign currency gains and losses be-tween trade date and settlement date on investment securities transactions, foreign currency related transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actu-ally received. Such gains and losses are included in realized gain (loss) on foreign currency related transactions. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial pur-chase trade date and subsequent sale trade date is included in realized gain
(loss) on investments.

F. Federal Taxes
The Funds intend to continue to qualify as regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to dis-tribute all of their net investment company taxable income, net tax-exempt in-come and net capital gains, if any, to their shareholders. The Funds also in-tend to avoid any excise tax liability by making the required distributions un-der the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

G. Distributions
Distributions from net investment income for the Funds are declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles. The significant differences between financial statement amounts available for distribution and distributions made in accordance with income tax regulations are primarily due to differing treatment for certain distributions received from real estate investment trusts and certain operating expenses.

H. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for Class IS.

6. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with no par value authorized. Shares of beneficial interest of the Funds are currently di-vided into Class I, Class IS and Class IC. Transactions in shares of the Funds were as follows:

Balanced

                                                            Period Ended
                                                            June 30, 1998
                                                       ------------------------
                                                         Shares       Amount
--------------------------------------------------------------------------------
Class I*
Shares sold........................................... 62,963,666  $793,932,091
Shares redeemed....................................... (9,271,066) (121,943,214)
Shares issued in reinvestment of distributions........    361,713     4,756,721
--------------------------------------------------------------------------------
Class I--net increase................................. 54,054,313  $676,745,598
--------------------------------------------------------------------------------
Class IS**
Shares sold...........................................     15,938       212,912
Shares issued in reinvestment of distributions........        100         1,319
--------------------------------------------------------------------------------
Class IS--net increase................................     16,038       214,231
--------------------------------------------------------------------------------
Balanced--net increase................................             $676,959,829
--------------------------------------------------------------------------------

 * For the period from January 22, 1998 (commencement of class operations) to June 30,1998.
** For the period from April 9, 1998 (commencement of class operations) to June
   30, 1998

Common Stock

                                                          Period Ended
                                                          June 30, 1998
                                                    --------------------------
                                                      Shares        Amount
-------------------------------------------------------------------------------
Class I*
Shares sold........................................ 23,538,750  $1,957,108,914
Shares redeemed.................................... (2,451,922)   (219,096,830)
Shares issued in reinvestment of distributions.....        453          40,719
-------------------------------------------------------------------------------
Class I--net increase.............................. 21,087,281   1,738,052,803
-------------------------------------------------------------------------------
Class IS**
Shares sold........................................    250,305      21,752,424
Shares redeemed....................................    (41,914)     (3,639,006)
Shares issued in reinvestment of distributions.....        283          24,374
-------------------------------------------------------------------------------
Class IS--net increase.............................    208,674      18,137,792
-------------------------------------------------------------------------------
Common Stock--net increase.........................             $1,756,190,595
-------------------------------------------------------------------------------

 * For the period from November 24, 1997 (commencement of class operations) to June 30, 1998.
** For the period from February 4, 1998 (commencement of class operations) to June 30, 1998.

Diversified Value

                                                            Period Ended
                                                           June 30, 1998
                                                      -------------------------
                                                        Shares       Amount
--------------------------------------------------------------------------------
Class I*
Shares sold.......................................... 35,285,849  $ 843,364,554
Shares redeemed...................................... (5,013,312)  (130,385,842)
Shares issued in reinvestment of distributions.......    133,917      3,474,402
--------------------------------------------------------------------------------
Class I--net increase................................ 30,406,454    716,453,114
--------------------------------------------------------------------------------
Class IS**
Shares sold..........................................     30,796  $     813,581
Shares redeemed......................................    (22,745)      (576,131)
Shares issued in reinvestment of distributions.......         48          1,220
--------------------------------------------------------------------------------
Class IS--net increase...............................      8,099        238,670
--------------------------------------------------------------------------------
Diversified Value--net increase......................             $ 716,691,784
--------------------------------------------------------------------------------

 * For the period from March 31, 1998 (commencement of class operations) to June 30, 1998.
** For the period from April 1, 1998 (commencement of class operations) to June
   30, 1998.

Equity Income

                                                             Period Ended
                                                            June 30, 1998
                                                        -----------------------
                                                         Shares       Amount
--------------------------------------------------------------------------------
Class I*
Shares sold............................................ 2,538,811  $222,155,844
Shares redeemed........................................  (244,829)  (22,042,302)
Shares issued in reinvestment of distributions.........       120        10,787
--------------------------------------------------------------------------------
Class I--net increase.................................. 2,294,102   200,124,329
--------------------------------------------------------------------------------
Class IS**
Shares sold............................................    20,878     1,921,605
Shares redeemed........................................    (4,122)     (369,322)
Shares issued in reinvestment of distributions.........        59         5,373
--------------------------------------------------------------------------------
Class IS--net increase.................................    16,815     1,557,656
--------------------------------------------------------------------------------
Equity Income--net increase............................            $201,681,985
--------------------------------------------------------------------------------

 * For the period from November 24, 1997 (commencement of class operations) to June 30, 1998.
** For the period from March 11, 1998 (commencement of class operations) to June 30, 1998.

Large Cap

                                                            Period Ended
                                                            June 30, 1998
                                                       ------------------------
                                                         Shares       Amount
--------------------------------------------------------------------------------
Class I*
Shares sold...........................................    281,458  $ 13,881,808
Shares redeemed.......................................     (5,242)     (257,909)
Shares issued in reinvestment of distributions........        339        16,702
--------------------------------------------------------------------------------
Class I--net increase.................................    276,555    13,640,601
--------------------------------------------------------------------------------
Class IS**
Shares sold...........................................      5,917       297,598
Shares issued in reinvestment of distributions........         10           475
--------------------------------------------------------------------------------
Class IS--net increase................................      5,927       298,073
--------------------------------------------------------------------------------
Class IC***
Shares sold........................................... 10,802,599   488,607,729
Shares redeemed.......................................   (997,016)  (47,759,403)
Shares issued in reinvestment of distributions........         16           798
--------------------------------------------------------------------------------
Class IC--net increase................................  9,805,599   440,849,124
--------------------------------------------------------------------------------
Large Cap--net increase...............................             $454,787,798
--------------------------------------------------------------------------------

  * For the period from December 19, 1997 (commencement of class operations) to June 30, 1998.
 ** For the period from March 12, 1998 (commencement of class operations) to
    June 30, 1998.
*** For the period from November 24, 1997 (commencement of class operations) to June 30, 1998.

Small Cap

                             Period Ended                     Year Ended
                            June 30, 1998*                   February 28,
                         ----------------------  ---------------------------------------
                                                         1998                1997**
                                                 ----------------------  ---------------
                          Shares      Amount      Shares      Amount     Shares  Amount
----------------------------------------------------------------------------------------
Class I
Shares sold............. 1,770,376  $22,034,367  3,414,877  $42,857,020  43,108 $517,700
Shares redeemed.........   (82,127)  (1,126,600)  (209,509)  (2,634,970)      0        0
Shares issued in
 reinvestment of
 distributions..........         0            0    130,289    1,640,345   2,944   34,000
----------------------------------------------------------------------------------------
Small Cap--net
 increase............... 1,688,249  $20,907,767  3,335,657  $41,862,395  46,052 $551,700
----------------------------------------------------------------------------------------

* For the period from March 1, 1998 to June 30, 1998 the fund changed its fis-cal year end from February 28 to June 30, effective June 30, 1998.
** For the eight-month period ended February 28, 1997. The Fund changed its fiscal year end from June 30 to the last day of February, effective February 28, 1997.

Small Company

                                                             Period Ended
                                                             June 30, 1998
                                                         ----------------------
                                                          Shares      Amount
--------------------------------------------------------------------------------
Class I*
Shares sold............................................. 8,353,679  $86,504,946
Shares redeemed.........................................  (669,991)  (6,702,683)
Shares issued in reinvestment of distributions..........    14,214      149,844
--------------------------------------------------------------------------------
Small Company--net increase............................. 7,697,902  $79,952,107
--------------------------------------------------------------------------------

* For the period from December 23, 1997 (commencement of class operations) to June 30, 1998.

Social Principles

                                                             Period Ended
                                                            June 30, 1998
                                                        -----------------------
                                                         Shares       Amount
--------------------------------------------------------------------------------
Class I*
Shares sold............................................    61,760  $  2,208,624
Shares redeemed........................................       (59)       (2,272)
Shares issued in reinvestment of distributions.........        33         1,243
--------------------------------------------------------------------------------
Class I--net increase..................................    61,734     2,207,595
--------------------------------------------------------------------------------
Class IS**
Shares sold............................................     5,274       207,409
--------------------------------------------------------------------------------
Class IS---net increase................................     5,274       207,409
--------------------------------------------------------------------------------
Class IC*
Shares sold............................................ 4,876,095   179,363,747
Shares redeemed........................................  (327,340)  (12,068,700)
Shares issued in reinvestment of distributions.........        60         2,256
--------------------------------------------------------------------------------
Class IC--net increase................................. 4,548,815   167,297,303
--------------------------------------------------------------------------------
Social Principles--net increase........................            $169,712,307
--------------------------------------------------------------------------------

 * For the period from November 24, 1997 (commencement of class operations) to June 30, 1998.
** For the period from March 12, 1998 (commencement of class operations) to June 30, 1998.

Strategic Growth

                                                            Period Ended
                                                            June 30, 1998
                                                       ------------------------
                                                         Shares       Amount
--------------------------------------------------------------------------------
Class I*
Shares sold...........................................  9,834,675  $324,746,855
Shares redeemed....................................... (1,464,385)  (53,203,209)
Shares issued in reinvestment of distributions........        982        34,947
--------------------------------------------------------------------------------
Class I--net increase.................................  8,371,272   271,578,593
--------------------------------------------------------------------------------
Class IS**
Shares sold...........................................    447,254    16,811,393
Shares redeemed.......................................   (385,382)  (14,145,118)
--------------------------------------------------------------------------------
Class IS--net increase................................     61,872     2,666,275
--------------------------------------------------------------------------------
Strategic Growth--net increase........................             $274,244,868
--------------------------------------------------------------------------------

 * For the period from November 24, 1997 (commencement of class operations) to June 30, 1998.
** For the period from February 27, 1998 (commencement of class operations) to June 30, 1998.

Strategic Value

                                                             Period Ended
                                                            June 30, 1998
                                                        -----------------------
                                                         Shares       Amount
--------------------------------------------------------------------------------
Class I*
Shares sold............................................ 1,344,196  $283,217,426
Shares redeemed........................................   (74,798)  (16,435,232)
Shares issued in reinvestment of distributions.........     1,265       284,542
--------------------------------------------------------------------------------
Class I--net increase.................................. 1,270,663   267,066,736
--------------------------------------------------------------------------------
Class IS**
Shares sold............................................     6,502     1,463,439
Shares redeemed........................................      (641)     (145,389)
Shares issued in reinvestment of distributions.........         9         2,141
--------------------------------------------------------------------------------
Class IS--net increase.................................     5,870     1,320,191
--------------------------------------------------------------------------------
Strategic Value--net increase..........................            $268,386,927
--------------------------------------------------------------------------------

 * For the period from November 24, 1997 (commencement of class operations) to June 30, 1998.
** For the period from March 11, 1998 (commencement of class operations) to June 30, 1998.

7. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows for the period ended June 30, 1998:

                                                  Cost of      Proceeds
                                                 Purchases    from Sales
                                            -----------------------------
         Balanced***
          U.S. Government.....................  $141,630,295 $142,509,357
          Non-U.S. Government.................   125,697,639  156,253,885
         Common Stock*........................   416,524,098  545,518,319
         Diversified Value***.................   458,312,202  514,946,171
         Equity Income*
          U.S. Government.....................     5,175,570    7,128,125
          Non-U.S. Government.................    99,299,866   94,509,704
         Large Cap*...........................   200,633,227  210,148,512
         Small Cap****........................    55,479,697   32,347,519
         Small Company**......................    76,824,803    9,905,317
         Social Principles*...................    46,254,245   38,293,955
         Strategic Growth*....................   239,655,519  228,692,749
         Strategic Value *....................   104,259,737   24,885,431

            * For the period from November 24, 1997 (com-
              mencement of operations) to June 30, 1998.
            ** For the period from December 23, 1997 (com-
               mencement of operations) to June 30, 1998.
            *** For the period from January 22, 1998 (com-
                mencement of operations) to June 30, 1998.
            **** For the period from March 1, 1998 to June
                 30, 1998.

On June 30, 1998, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

                                                                        Net
                                            Gross        Gross       Unrealized
                                          Unrealized   Unrealized  Appreciation /
                             Tax Cost    Appreciation Depreciation (Depreciation)
                            -----------------------------------------------------
         Balanced.......  $  684,681,999 $ 49,865,941 $11,899,748   $ 37,966,193
         Common Stock...   1,361,779,517  663,870,247  54,576,855    609,293,392
         Diversified
          Value.........     747,567,104   77,580,983  14,092,687     63,488,296
         Equity Income..     173,380,815   38,524,420   6,124,827     32,399,593
         Large Cap......     390,520,325  127,746,380   7,199,655    120,546,725
         Small Cap......      66,973,201    6,981,282   3,704,415      3,276,867
         Small Company..      70,009,852    3,244,591   5,902,503     (2,657,912)
         Social
          Principles....     118,266,424   56,039,436   2,382,798     53,656,638
         Strategic
          Growth........     269,000,342   78,210,137   8,042,375     70,167,762
         Strategic
          Value.........     224,566,969   64,994,248   4,228,375     60,765,873

As of June 30, 1998, Small Cap had a capital loss carryover for federal income tax purposes of $1,349,000, expiring in 2006.

During the period ended June 30, 1998, the Equity Income Fund had the following written call option activity:

                                                       Number of
                                                       Contracts Premium
                                                 ---------------------
         Open written call options, beginning of
          period......................................    600    $233,192
         Options written..............................     --          --
         Options exercised............................     --          --
         Options expired..............................    600     233,192
                                                         ----    --------
         Open written call options, end of period.....      0           0
                                                         ====    ========

8. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of The BISYS Group Inc. ("BISYS") serves as principal underwriter to the Funds. Each Fund has adopted a Distribution Plan for Class IS shares, as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit a fund to reimburse its principal underwriter for costs related to selling shares of the fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the fund, are paid by the fund through expenses called "Distribution Plan expenses". Class IS, currently pays a service fee equal to 0.25% of the average daily net asset of the class. Dis-tribution Plan expenses are calculated daily and paid monthly.

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

9. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND OTHER AFFILIATED
TRANSACTIONS

The investment adviser to each Fund, other than Small Cap and Small Company, is FUNB. Each Fund, other than Small Cap and Small Company, pays FUNB a fee for its services as set forth below. The annual advisory fees are calculated daily and paid monthly and are based on a percentage of average daily net assets.

                                                                 Annual
                                                              Advisory fee
                                                              ------------
         Balanced............................................     0.60%
         Common Stock........................................     0.70%
         Diversified Value...................................     0.60%
         Equity Income.......................................     0.70%
         Large Cap...........................................     0.70%
         Social Principles...................................     0.80%
         Strategic Growth....................................     0.70%
         Strategic Value.....................................     0.70%

Keystone is the investment adviser to Small Cap. In return for its Services, Keystone is paid an annual advisory fee equal to 0.80% of the Funds first $100 million of average daily net assets and at reduced rates thereafter.

Evergreen Asset is the investment adviser to Small Company. Small Company pays Evergreen Asset an annual fee of 0.90% of average daily net assets.

Leiber & Company is the investment sub-adviser to Small Company and also pro-vides brokerage services with respect to substantially all security transac-tions effected on either the New York or American Stock Exchanges. For the pe-riod ended June 30, 1998, Small Company incurred $96,640, in brokerage commis-sions with Leiber & Company. Leiber & Company is reimbursed by Evergreen Asset, at no additional cost to the Fund, for its cost of providing investment advi-sory services.

Each investment adviser, except Keystone, has voluntarily agreed to reduce the investment advisory fee on each Fund by 0.10% and to reimburse a portion of each Fund's annual operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses). For the period ended June 30, 1998, the investment advisers voluntarily reduced their fees by the following amounts:

                                                                   Fee
                                                                Reduction
                                                                ----------
         Balanced.............................................. $  325,761
         Common Stock..........................................  1,350,561
         Diversified Value.....................................    363,594
         Equity Income.........................................    124,620
         Large Cap.............................................    346,847
         Small Company.........................................     58,160
         Social Principles.....................................    129,970
         Strategic Growth......................................    210,851
         Strategic Value.......................................    132,876

Evergreen Investment Services ("EIS"), a subsidiary of First Union, is the ad-ministrator and BISYS Fund Services is sub-administrator to the Funds. As ad-ministrator, EIS provides the Funds with facilities, equipment and personnel. As sub-administrator to the Funds, BISYS Fund Services provides the officers of the Funds. The administrator and sub-administrator for each Fund are entitled to an annual fee based on the average daily net assets of the funds adminis-tered by EIS for which First Union or its investment advisory subsidiaries are also the investment advisers. The administration fee is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets increase, to the average daily net asset value of each Fund. The sub-ad-ministration fee is calculated by applying percentage rates, which start at 0.01% and decline to .004% per annum as net assets increase, to the average daily net asset value of each Fund.

The following amounts were paid by each Fund to EIS during the period ended June 30, 1998:

         Balanced................................................ $ 74,090
         Common Stock............................................  275,702
         Diversified Value.......................................   82,685
         Equity Income...........................................   29,143
         Large Cap...............................................   68,507
         Small Cap...............................................    2,069
         Small Company...........................................    5,285
         Social Principles.......................................   23,040
         Strategic Growth........................................   41,643
         Strategic Value.........................................   26,195

Evergreen Service Company ("ESC"), a subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Funds.

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

10. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an expense offset arrangement with their custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.

11. DEFERRED TRUSTEES' FEES

Each Independent Trustee of the Funds may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly install-ments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000. As of December 31, 1997, the value of the Trustees deferral account for Balanced, Common Stock, Diversified Value, Equity Income, Large Cap, Small Cap, Small Company, Social Principles, Strategic Growth and Strategic Value was $2,014, $14,696, $2,244, $975, $2,977, $334, $89, $766, $1,742 and $978, re-
spectively.

12. FINANCING AGREEMENT

Small Cap is currently a party to a financing agreement among certain Evergreen Funds, State Street Bank and Trust ("State Street") and a group of Banks (the "Banks"). Under this agreement, the Banks provide an unsecured credit facility in the aggregate amount of $400 million ($275 million committed and $125 mil-lion uncommitted). The credit facility is allocated among the Banks, under the terms of the financing agreement. The credit facility is to be accessed by the Funds for temporary or emergency purposes only and is subject to each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum will be incurred on the unused portion of the committed facility, which will be allocated to all Funds. State Street serves as administrative agent for the Banks, and as administrative agent is entitled to a fee of $20,000 per annum which is allocated to all of the Funds. Small Cap did not borrow under this agreement during the period ended June 30, 1998.

                          Independent Auditors' Report
The Trustees and Shareholders
Evergreen Select Equity Trust

We have audited the accompanying statements of assets and liabilities, includ-ing the portfolios of investments, of the Evergreen Select Balanced Fund, Ever-green Select Common Stock Fund, Evergreen Select Diversified Value Fund, Ever-green Select Equity Income Fund, Evergreen Select Large Cap Blend Fund, Ever-green Select Small Cap Growth Fund, Evergreen Select Small Company Value Fund, Evergreen Select Social Principles Fund, Evergreen Select Strategic Growth Fund and Evergreen Select Strategic Value Fund of Evergreen Select Equity Trust (the Trust) as of June 30, 1998, and the related statements of operations, state-ments of changes in net assets and financial highlights for each of the years or periods presented below:

  Evergreen Select Balanced Fund -- statements of operations and changes in net assets for the period from January 22, 1998 (commencement of opera-tions) to June 30, 1998 and financial highlights for the periods presented on page 36.

  Evergreen Select Common Stock Fund -- statements of operations and changes in net assets for the period from November 24, 1997 (commencement of opera-tions) to June 30, 1998 and financial highlights for the periods presented on page 37.

  Evergreen Select Diversified Value Fund -- statements of operations and changes in net assets for the period from January 22, 1998 (commencement of operations) to June 30, 1998 and financial highlights for the periods pre-sented on page 38.

  Evergreen Select Equity Income Fund -- statements of operations and changes in net assets for the period from November 24, 1997 (commencement of opera-tions) to June 30, 1998 and financial highlights for the periods presented on page 39.

  Evergreen Select Large Cap Blend Fund -- statements of operations and changes in net assets for the period from November 24, 1997 (commencement of operations) to June 30, 1998 and financial highlights for the periods presented on page 40.

  Evergreen Select Small Cap Growth Fund -- statements of operations for the period from March 1, 1998 to June 30, 1998 and for the year ended February 28, 1998, statements of changes in net assets for the period from March 1, 1998 to June 30, 1998, the year ended February 28, 1998 and the eight months ended February 28, 1997 and financial highlights for the periods presented on page 41.

  Evergreen Select Small Company Value Fund -- statements of operations and changes in net assets for the period from December 23, 1997 (commencement of operations) to June 30, 1998 and financial highlights for the periods presented on page 42.

  Evergreen Select Social Principles Fund -- statements of operations and changes in net assets for the period from November 24, 1997 (commencement of operations) to June 30, 1998 and financial highlights for the periods presented on page 43.

  Evergreen Select Strategic Growth Fund -- statements of operations and changes in net assets for the period from November 24, 1997 (commencement of operations) to June 30, 1998 and financial highlights for the periods presented on page 44.

  Evergreen Select Strategic Value Fund -- statements of operations and changes in net assets for the period from November 24, 1997 (commencement of operations) to June 30, 1998 and financial highlights for the periods presented on page 45.

These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial high-lights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall fi-nancial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Select Balanced Fund, Evergreen Select Common Stock Fund, Evergreen Select Diversified Value Fund, Evergreen Select Equity Income Fund, Evergreen Select Large Cap Blend Fund, Evergreen Select Small Cap Growth Fund, Evergreen Select Small Company Value Fund, Evergreen Select Social Principles Fund, Ever-green Select Strategic Growth Fund and Evergreen Select Strategic Value Fund, as of June 30, 1998 and the results of their operations, changes in their net assets and financial highlights for the periods specified in the first para-graph above in conformity with generally accepted accounting principles.

                                   KPMG Peat Marwick LLP

Boston, Massachusetts
July 31, 1998

                       Additional Information (Unaudited)
DIVIDENDS RECEIVED DEDUCTION (Unaudited)

For corporate shareholders, the following percentages of the dividends paid during the fiscal year ended June 30, 1998 qualified for the dividends received deduction.

         Balanced..................................................  11.26%
         Common Stock.............................................. 100.00
         Diversified Value.........................................  23.30
         Equity Income.............................................  50.12
         Large Cap.................................................  32.19
         Small Cap.................................................   0.00
         Small Company.............................................  25.86
         Social Principles......................................... 100.00
         Strategic Growth..........................................  12.20
         Strategic Value...........................................  57.40

                            EVERGREEN SELECT FUNDS


MONEY MARKET
Money Market Fund
Treasury Money Market Fund
100% Treasury Money Market Fund
Municipal Money Market Fund

MUNICIPAL FIXED
INCOME
Intermediate Tax Exempt Bond Fund

TAXABLE FIXED
INCOME
International Bond Fund
Total Return Bond Fund
Income Plus Fund
Core Bond Fund
Fixed Income Fund
Adjustable Rate Fund
Limited Duration Fund

GROWTH AND INCOME/BALANCED
Equity Income Fund
Balanced Fund

GROWTH
Small Company Growth Fund
Small CompanyValue Fund
Strategic Growth Fund
Common Stock Fund
Large Cap Blend Fund
Strategic Value Fund
Diversified Value Fund
Social Principles Fund



                                               -------------------
                                                    BULK RATE
                                                   U.S. POSTAGE
                                                      PAID
                                                  PERMIT NO. 19
                                                   HUDSON, MA
                                               -------------------

[LOGO OF EVERGREEN FUNDS APPEARS HERE]

200 BERKELEY STREET
BOSTON, MA 02116

                                                               December 31, 1998

[ARTWORK APPEARS HERE]

                      Evergreen Select Semi Annual Report

                                 Equity Funds

                                                  Evergreen Select Balanced Fund

                                             Evergreen Select Equity Income Fund



                                      [LOGO OF EVERGREEN FUNDS(SM) APPEARS HERE]

                                                               December 31, 1998

[ARTWORK APPEARS HERE]

                      Evergreen Select Semi Annual Report

                                 Equity Funds

                                                  Evergreen Select Balanced Fund

                                             Evergreen Select Equity Income Fund



                                      [LOGO OF EVERGREEN FUNDS(SM) APPEARS HERE]

                                                               December 31, 1998

[ARTWORK APPEARS HERE]

                      Evergreen Select Semi Annual Report

                                 Equity Funds

                                                  Evergreen Select Balanced Fund

                                             Evergreen Select Equity Income Fund



                                      [LOGO OF EVERGREEN FUNDS(SM) APPEARS HERE]

--------------------------------------------------------------------------------
                                   EVERGREEN
                             Select Balanced Fund
--------------------------------------------------------------------------------
                   Fund at a Glance as of December 31, 1998


--------------------------------------------------------------------------------
                               PORTFOLIO PROFILE
--------------------------------------------------------------------------------

                                  Philosophy

The Evergreen Select Balanced Fund uses a systematic and disciplined investment approach which provides exposure to both the equity and fixed income markets. The basis of this approach is founded in the belief that stocks offer the greatest long-term growth opportunities while bonds provide income and less risk to principal.

                                   Process

The Fund employs a blended approach to equity investing, utilizing companies with both value- and growth-oriented characteristics. Within the fixed income component, portfolio performance is enhanced while seeking to control risk by managing duration, sector allocation and security selection.


                                   Benchmark

                       S&P 500 and the Lehman Brothers
                       Government/Corporate Bond Index


--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS
--------------------------------------------------------------------------------
                                                           Class I     Class IS
Average Annual Returns
--------------------------------------------------------------------------------
6 months                                                     3.53%       3.39%
--------------------------------------------------------------------------------
1 year                                                      11.30%      11.31%
--------------------------------------------------------------------------------
3 years                                                     14.65%      14.66%
--------------------------------------------------------------------------------
5 years                                                     13.34%      13.34%
--------------------------------------------------------------------------------
Since Inception                                             12.86%      12.86%
--------------------------------------------------------------------------------
6-month income dividends  per share                         $0.25       $0.23
--------------------------------------------------------------------------------
6-month capital gain distributions per share                $0.14       $0.14



--------------------------------------------------------------------------------
                               LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

             Select Balanced    Consumer Price Index - US    S & P 500 Composite    Lehman Brothers Govt/Corp
             ---------------    -------------------------    -------------------    -------------------------
 3/31/91         1,000,000              1,000,000                 1,000,000                 1,000,000
12/31/91         1,099,357              1,021,474                 1,139,198                 1,130,782
12/31/92         1,234,859              1,050,800                 1,225,975                 1,216,511
12/31/93         1,366,825              1,079,993                 1,349,546                 1,350,712
12/31/94         1,337,385              1,108,889                 1,367,374                 1,303,321
12/31/95         1,688,366              1,136,259                 1,881,278                 1,554,111
12/31/96         1,921,251              1,174,815                 2,313,128                 1,599,216
12/31/97         2,249,296              1,194,815                 3,084,864                 1,755,270
12/31/98         2,554,050              1,216,306                 3,966,332                 1,921,815

Comparison of change in value of a $1,000,000 investment in Evergreen Select Balanced Fund Class I, the S&P 500 Index, the Lehman Brothers
Government/Corporate Bond Index and the Consumer Price Index (CPI).

Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Class I shares' historical performance prior to 1/22/98, is that of the original Evergreen Balanced Fund II Class Y, which was merged with Evergreen Balanced Fund on 1/23/98. Class IS shares' historical performance prior to 1/22/98 is that of the original Evergreen Balanced Fund II Class Y, and subsequently reflects that of the original Class I shares and does not reflect 12b-1 fees. If 12b-1 fees had been included, performance for the Class IS shares for these periods would have been lower. Returns of Class I and IS, since their respective commencement of class operations, were 11.57% and 4.65%, respectively. Index returns do not reflect expenses, which have been deducted from the Fund's return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                                   EVERGREEN
                             Select Balanced Fund
--------------------------------------------------------------------------------
                         Portfolio Manager Commentary

    Portfolio Management Team

   [PHOTOGRAPH OF DEAN HAWES                    [PHOTOGRAPH OF ROLLIN C.
    APPEARS HERE]                                WILLIAMS APPEARS HERE]

          Dean Hawes                              Rollin C. Williams


Performance and
Portfolio Composition

For the six months ended December 31,1998, the Evergreen Select Balanced Fund Class I shares posted a 3.53% total return. This performance compared to the 5.09% total return for the Lehman Brothers Government/Corporate Index and the S&P 500 Index's 9.35% return.

During the six months, the portfolio's equity weighting increased from 56% to over 67%, while the fixed income portion declined from 44% to 33%. Our increased equity weighting had a positive impact on performance, particularly during the last three months, when all segments of the U.S. equity market posted spectacular returns.




                                  Portfolio
                                Characteristics
                                ---------------
       Total Net Assets                                   $714,783,233
       ---------------------------------------------------------------
       Number of Holdings                                           88
       ---------------------------------------------------------------
       P/E Ratio                                                 33.0x
       ---------------------------------------------------------------
       Beta                                                       1.01
       ---------------------------------------------------------------


Market Environment

The six months were characterized by two distinctly different periods. Whereas bonds strongly outpaced stocks in the first three months, stocks rebounded dramatically during the final months of the period as evidenced by the S&P 500 Index's dramatic 21% fourth quarter return.

In addition to volatility, there were some common themes throughout the six months. Benign inflation, strong consumer spending and resilient economic growth continued to boost investor confidence. Meanwhile, the Federal Reserve Board--in an effort to insulate the U.S. from global economic turmoil--helped both equity and fixed income markets by cutting interest rates three times in the final four months.


                            Top 5 Industries - Equity
                         ------------------------------
                         (based on 12/31/98 net assets)

       Healthcare Products & Services                             9.4%
       ---------------------------------------------------------------
       Information Services & Technology                          7.4%
       ---------------------------------------------------------------
       Banks                                                      5.9%
       ---------------------------------------------------------------
       Finance & Insurance                                        4.2%
       ---------------------------------------------------------------
       Communication Systems & Services                           3.7%
       ---------------------------------------------------------------


Equity Strategy

The Fund's equity component continues to emphasize industries that we believe are poised for growth as a result of favorable underlying economic themes; two such sectors are healthcare and technology. As companies turn to technological solutions to increase productivity (and profits), technology has emerged as the prominent high-growth sector, a trend that we expect to continue. Our technology weighting has helped the Fund's performance, as companies such as Cisco Systems and Intel posted total returns of 62.1% and 42.1%, respectively, during the final three months of the period.

--------------------------------------------------------------------------------
                                   EVERGREEN
                             Select Balanced Fund
--------------------------------------------------------------------------------
                         Portfolio Manager Commentary

                            Top 10 Equity Holdings
                         -----------------------------
                         (based on 12/31/98 net assets)
       Microsoft Corp.                                            2.3%
       ---------------------------------------------------------------
       Compaq Computer Corp.                                      2.0%
       ---------------------------------------------------------------
       Cisco Systems, Inc.                                        1.9%
       ---------------------------------------------------------------
       Johnson & Johnson                                          1.8%
       ---------------------------------------------------------------
       General Electric Co.                                       1.8%
       ---------------------------------------------------------------
       Bristol-Myers Squibb Co.                                   1.8%
       ---------------------------------------------------------------
       MCI WorldCom, Inc.                                         1.8%
       ---------------------------------------------------------------
       Tyco International Ltd.                                    1.8%
       ---------------------------------------------------------------
       Pfizer Inc.                                                1.7%
       ---------------------------------------------------------------
       GTE Corp.                                                  1.6%
       ---------------------------------------------------------------

Activity within the healthcare sector included the sale of SmithKline Beecham and the addition of Warner Lambert, a diversified and somewhat more recession-proof pharmaceutical company whose product line-up includes Zantac, Sudafed, Listerine and Rolaids. Within the financial industry, we sold investment giant T. Rowe Price after a solid run-up in price and used the proceeds to purchase Fannie Mae, a financially strong, high growth opportunity selling at an attractive valuation. Conversely, we have de-emphasized energy and basic material stocks. Both of these industries are experiencing tough times. Energy companies have been hurt by plummeting oil prices, while basic material stocks, we feel, will continue to struggle amid the global economic slowdown.

                              Top 5 Bond Holdings
                        ------------------------------
                        (based on 12/31/98 net assets)

       U.S. Treasury Notes  (7.75% 2/15/01)                       7.0%
       ---------------------------------------------------------------
       U.S. Treasury Notes  (9.125% 5/15/99)                      3.9%
       ---------------------------------------------------------------
       U.S. Treasury Bonds  (5.25% 11/15/28)                      3.6%
       ---------------------------------------------------------------
       U.S. Treasury Bonds  (9.125% 5/15/18)                      3.5%
       ---------------------------------------------------------------
       U.S. Treasury Bonds  (8.875% 8/15/17)                      3.2%
       ---------------------------------------------------------------

                           Top 5 Industries - Bonds
                        -------------------------------
                        (as a percentage of net assets)

       Treasury Notes & Bonds                                    30.7%
       ---------------------------------------------------------------
       Finance & Insurance                                        3.2%
       ---------------------------------------------------------------
       Banks                                                      2.1%
       ---------------------------------------------------------------
       Communication Systems & Services                           1.3%
       ---------------------------------------------------------------
       Industrial Specialty Products & Services                   1.1%
       ---------------------------------------------------------------

Fixed Income Exposure

Within the fixed income portion of the Fund, we generally maintained duration in excess of the benchmark for the six months; duration closed the period at 5.68 years. Limited trades in the Treasury market moved the portfolio's long Treasury position to the new thirty-year bond. Comcast Cable Communications was added to the portfolio in the final months of the period to bolster the portfolio's corporate exposure.

Market Outlook

Going forward, we anticipate a volatile investing environment as the effects of the global economic crisis continue to filter back to U.S. financial markets. Despite any short-term volatility, however, our long-term outlook remains very favorable as an increasingly competitive global economy and low worldwide inflation bode well for both the U.S. equity and fixed income markets.

Consistent with our long-term, bottom-up investment strategy, the Fund will emphasize what we believe to be well-managed, industry-dominant companies with reasonable valuation levels that demonstrate the ability to meet--and exceed--earnings expectations. Within our fixed income weighting, we expect to maintain a duration longer than that of our benchmark in the coming months to capitalize on steady-to-declining interest rates.

--------------------------------------------------------------------------------
                                   EVERGREEN
                           Select Equity Income Fund
--------------------------------------------------------------------------------
                   Fund at a Glance as of December 31, 1998



-------------------------------------------------------------------------------
                               PORTFOLIO PROFILE
-------------------------------------------------------------------------------

                                  Philosophy

Evergreen Select Equity Income Fund utilizes both value- and growth-oriented stocks in pursuit of its objective: high current income and long-term capital appreciation. The Fund provides investors a degree of safety by emphasizing companies with below average price-to-earnings ratios and higher dividend yields relative to their industry groups.

                                    Process

The Fund uses a bottom-up stock selection process, focusing on security fundamentals rather than broad economic forecasts. The portfolio construction process consists of a unique blend of quantitative and traditional fundamental analysis skills.

                                   Benchmark

                                 S&P 500 Index

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS
--------------------------------------------------------------------------------
                                                        Class I       Class IS
Average Annual Returns
--------------------------------------------------------------------------------
6 months                                                -2.94%          -3.05%
--------------------------------------------------------------------------------
1 year                                                  -3.24%          -3.41%
--------------------------------------------------------------------------------
3 years                                                 13.29%          13.06%
--------------------------------------------------------------------------------
5 years                                                 13.30%          13.04%
--------------------------------------------------------------------------------
10 years                                                12.45%          12.18%
--------------------------------------------------------------------------------
Since Inception                                         14.02%          13.75%
--------------------------------------------------------------------------------
6-month income dividends per share                      $1.35           $1.24
--------------------------------------------------------------------------------
6-month capital gains distributions per share           $6.00           $6.00
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                               LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]


            Select Equity Income  Consumer Price Index - US  S & P 500 Composite
            --------------------  -------------------------  -------------------

12/31/78          1,000,000              1,000,000                 1,000,000
12/31/80          1,406,031              1,273,535                 1,569,508
12/31/82          1,772,616              1,441,107                 1,813,219
12/31/84          2,443,068              1,554,952                 2,361,621
12/31/86          3,697,855              1,631,838                 3,691,614
12/31/88          4,266,612              1,778,598                 4,530,759
12/31/90          5,532,829              1,974,893                 5,781,086
12/31/92          6,912,362              2,093,845                 8,117,044
12/31/94          7,177,437              2,209,594                 9,053,227
12/31/96         11,098,126              2,340,959                15,314,963
12/31/98         13,791,274              2,423,635                26,260,637

Comparison of change in value of a $1,000,000 investment in Evergreen Select Equity Income Fund Class I, the S&P 500 Index, and the Consumer Price Index
(CPI).

Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Class I and IS performance information includes the performance of the Fund's predecessor common trust fund for the periods before the Fund's registration statement became effective on 11/21/97. Performance for the common trust fund has been adjusted to include the effect of estimated mutual fund class gross expense ratios at the time the Fund was converted to a mutual fund. If fee waivers and expense reimbursements had been calculated into the mutual fund class expense ratio, the total returns would be as follows: Class I--3 years = 13.36%; 5 years = 13.38%; 10 years = 12.54%;
since 12/31/78 = 14.12%. Class IS--3 years = 13.11%; 5 years = 13.12%; 10 years
= 12.27%; since 12/31/78 = 13.84%. Class IS shares performance for the period from 11/24/97 through 3/11/98 (class inception date) is based upon the historical performance of the Class I shares and therefore does not reflect 12b-1 fees. If 12b-1 fees had been included, performance for Class IS shares for this period would have been lower. The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, its performance may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                                   EVERGREEN
                           Select Equity Income Fund
--------------------------------------------------------------------------------
                         Portfolio Manager Commentary

Portfolio Management

Paul A. DiLella who has 16 years of investment experience manages the Evergreen Select Equity Income Fund. In addition to managing Evergreen Select Equity Income Fund, Mr. DiLella is also responsible for the co-management of the Evergreen Utility Fund. He also has research responsibility for the electric utility, natural gas distribution, and REIT areas.



                 [PHOTOGRAPH OF PAUL A. DILELLA APPEARS HERE]
                                Paul A. DiLella

Performance

For the six months ended December 31, 1998 the Evergreen Select Equity Income Fund Class I's -2.94% total return trailed the 9.35% return for the S&P 500 Index.

The stock market's relatively narrow advance--in which a select number of the largest companies dominated the market--and a strong growth bias were the primary reasons the Fund underperformed its benchmark. The Fund actually outperformed the index during the first three months of the period, then lagged substantially during the final three months during which the market's growth bias was most evident.



                                   Portfolio
                                Characteristics
                                ---------------

       Total Net Assets                                   $188,239,412
       ---------------------------------------------------------------
       Number of Issues                                             41
       ---------------------------------------------------------------
       P/E Ratio                                                 18.4x
       ---------------------------------------------------------------
       Beta                                                       0.70
       ---------------------------------------------------------------

Strategy and Performance

The Fund seeks high current income and to provide a current yield greater than that of the S&P 500 Index. To accomplish this, we maintain a strong weighting in traditionally income-oriented sectors such as energy and utilities. For instance, five of the Fund's top seven holdings--companies such as Cinergy and Houston Industries--fall into these two categories. Unfortunately, these two sectors were the hardest hit in the recent market environment.

R&B Falcon and NewPark Resources, two drilling-related energy companies, posted negative returns in the past three months. Despite a difficult period for the energy sector, we are confident in a near-term rebound and, as a result, purchased MCN Energy and El Paso Energy in order to capitalize on this eventual turnaround.



                               Top 5 Industries
                               ----------------
                        (based on 12/31/98 net assets)

       ---------------------------------------------------------------
       Utilities - Electric                                      21.8%
       ---------------------------------------------------------------
       Banks                                                     13.7%
       ---------------------------------------------------------------
       Oil/Energy                                                 7.4%
       ---------------------------------------------------------------
       Healthcare Products & Services                             6.6%
       ---------------------------------------------------------------
       Food & Beverage Products                                   6.4%
       ---------------------------------------------------------------

--------------------------------------------------------------------------------
                                   EVERGREEN
                           Select Equity Income Fund
--------------------------------------------------------------------------------
                         Portfolio Manager Commentary


Activity Within the Fund

Early in the period, solid performances by Sealed Air and Network Associates allowed these stocks to reach their price targets, prompting us to sell them in order to lock in the capital gains. These sell decisions proved timely when both stocks dropped after we sold them.

We also strategically added Merrill Lynch and Philips Electronics NV, two large industry-dominant companies whose share prices have been beaten down and, we feel, currently represent attractive values. We were rewarded by our timely purchases as both companies posted solid subsequent gains.

From a sector standpoint, we reduced exposure to basic material stocks, a sector that subsequently underperformed due to the global economic slowdown. The recent purchase of PacifiCorp also proved timely because this Oregon-based energy provider was subsequently acquired by Scottish Power, prompting a solid price run-up. Within the technology sector, standout performers included IBM and Altera Corp., which posted total returns of 61% and 106%, respectively, during the six months.


                                Top 10 Holdings
                        ------------------------------
                        (based on 12/31/98 net assets)

       PacifiCorp                                                 4.5%
       ---------------------------------------------------------------
       Cinergy Corp.                                              4.1%
       ---------------------------------------------------------------
       GPU, Inc.                                                  4.1%
       ---------------------------------------------------------------
       GTE Corp.                                                  3.8%
       ---------------------------------------------------------------
       Fleet Financial Group, Inc.                                3.8%
       ---------------------------------------------------------------
       General Electric Co.                                       3.8%
       ---------------------------------------------------------------
       Houston Industries, Inc.                                   3.8%
       ---------------------------------------------------------------
       Mellon Bank Corp.                                          3.7%
       ---------------------------------------------------------------
       Philips Electronics NV                                     3.6%
       ---------------------------------------------------------------
       Bristol-Myers Squibb Co.                                   3.6%
       ---------------------------------------------------------------


A Consistent, Strong Current Yield

The Fund's strong 2.18% 30-day SEC current yield underscores our income-oriented investment strategy. We think the portfolio's current yield will provide investors a degree of stability within this uncertain market environment marked by soaring valuation levels.

Looking Ahead to 1999

Looking back at 1998, it is evident that the performance of our Fund, as well as the majority of equity funds, was hurt by the stock market's narrow advance and strong growth bias. In fact, according to Lipper, Inc., while the S&P 500 Index gained over 28.72% for the 12 months ended December 31, 1998, the average diversified U.S. stock fund returned only 14.5%.

As we have stated in previous commentaries, we believe the best way to protect our shareholders' interests is to remain focused on the Fund's income-oriented strategy. We continue to believe that the portfolio's emphasis on quality, high-dividend-paying companies will serve our shareholders well during the coming quarters as well as over the long term.

--------------------------------------------------------------------------------
                              E V E R G R E E N
                             Select Balanced Fund
--------------------------------------------------------------------------------

                              Financial Highlights
                (For a share outstanding throughout each period)

                                             Six Months Ended
                                             December 31, 1998   Period Ended
                                                (Unaudited)    June 30, 1998 (a)
--------------------------------------------------------------------------------
CLASS I SHARES
--------------------------------------------------------------------------------
Net asset value beginning of period              $  13.39          $  12.58
                                                 --------          --------
 ...............................................................................
Income from investment operations
 ...............................................................................
 Net investment income                               0.24              0.16
 ...............................................................................
 Net realized and unrealized gains or losses
  on securities                                      0.22              0.81
                                                 --------          --------
 ...............................................................................
Total from investment operations                     0.46              0.97
                                                 --------          --------
 ...............................................................................
Less distributions from
 ...............................................................................
 Net investment income                              (0.25)            (0.16)
 ...............................................................................
 Net realized gain on securities                    (0.14)                0
                                                 --------          --------
 ...............................................................................
Total distributions                                 (0.39)            (0.16)
                                                 --------          --------
 ...............................................................................
Net asset value end of period                    $  13.46          $  13.39
                                                 --------          --------
 ...............................................................................
Total return                                         3.53%             7.76%
 ...............................................................................
Ratios/supplemental data
 ...............................................................................
Net assets end of period (thousands)             $711,570          $723,850
 ...............................................................................
Ratios to average net assets:
 Expenses                                            0.73%+            0.70%+
 ...............................................................................
 Expenses, excluding fee credits                     0.73%+            0.70%+
 ...............................................................................
 Expenses, excluding fee credits, waivers
  and reimbursements                                 0.83%+            0.80%+
 ...............................................................................
 Net investment income                               3.75%+            2.80%+
 ...............................................................................
Portfolio turnover rate                                20%               37%
 ...............................................................................

                                             Six Months Ended
                                             December 31, 1998   Period Ended
                                                (Unaudited)    June 30, 1998 (b)
--------------------------------------------------------------------------------
CLASS IS SHARES
--------------------------------------------------------------------------------
Net asset value beginning of period               $13.42            $13.34
                                                  ------            ------
 ...............................................................................
Income from investment operations
 ...............................................................................
 Net investment income                              0.22              0.07
 ...............................................................................
 Net realized and unrealized gains or losses
  on securities                                     0.22              0.09
                                                  ------            ------
 ...............................................................................
Total from investment operations                    0.44              0.16
                                                  ------            ------
 ...............................................................................
Less distributions from
 ...............................................................................
 Net investment income                             (0.23)            (0.08)
 ...............................................................................
 Net realized gain on securities                   (0.14)                0
                                                  ------            ------
 ...............................................................................
Total distributions                                (0.37)            (0.08)
                                                  ------            ------
 ...............................................................................
Net asset value end of period                     $13.49            $13.42
                                                  ------            ------
 ...............................................................................
Total return                                        3.39%             1.23%
 ...............................................................................
Ratios/supplemental data
 ...............................................................................
Net assets end of period (thousands)              $3,213            $  215
 ...............................................................................
Ratios to average net assets:
 Expenses                                           1.00%+            0.95%+
 ...............................................................................
 Expenses, excluding fee credits                    1.00%+            0.95%+
 ...............................................................................
 Expenses, excluding fee credits, waivers
  and reimbursements                                1.10%+            1.05%+
 ...............................................................................
 Net investment income                              4.21%+            2.58%+
 ...............................................................................
Portfolio turnover rate                               20%               37%
 ...............................................................................

+ Annualized.
(a) For the period from January 22, 1998 (commencement of class operations) to June 30, 1998.
(b) For the period from April 9, 1998 (commencement of class operations) to June 30, 1998.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                              E V E R G R E E N
                          Select Equity Income Fund
--------------------------------------------------------------------------------

                              Financial Highlights
                (For a share outstanding throughout each period)

                                              Six Months Ended
                                              December 31, 1998   Period Ended
                                                 (Unaudited)    June 30, 1998(a)
--------------------------------------------------------------------------------
CLASS I SHARES
--------------------------------------------------------------------------------
Net asset value beginning of period               $  89.03          $  87.31
                                                  --------          --------
 ................................................................................
Income from investment operations
 ................................................................................
 Net investment income                                1.35              1.50
 ................................................................................
 Net realized and unrealized gains or losses
  on securities                                      (4.09)             1.73
                                                  --------          --------
 ................................................................................
Total from investment operations                     (2.74)             3.23
                                                  --------          --------
 ................................................................................
Less distributions from
 ................................................................................
 Net investment income                               (1.35)            (1.51)
 ................................................................................
 Net realized gains on securities                    (6.00)                0
                                                  --------          --------
 ................................................................................
Total distributions                                  (7.35)            (1.51)
                                                  --------          --------
 ................................................................................
Net asset value end of period                     $  78.94          $  89.03
                                                  --------          --------
 ................................................................................
Total return                                         (2.94%)            3.70%
 ................................................................................
Ratios/supplemental data
 ................................................................................
Net assets end of period (thousands)              $186,810          $204,248
 ................................................................................
Ratios to average net assets:
 Expenses                                             0.74%+            0.78%+
 ................................................................................
 Expenses, excluding fee credits                      0.73%+            0.77%+
 ................................................................................
 Expenses, excluding fee credits, waivers and
  reimbursements                                      0.84%+            0.88%+
 ................................................................................
 Net investment income                                3.25%+            2.80%+
 ................................................................................
Portfolio turnover rate                                 40%               51%
 ................................................................................

                                              Six Months Ended
                                              December 31, 1998   Period Ended
                                                 (Unaudited)    June 30, 1998(b)
--------------------------------------------------------------------------------
CLASS IS SHARES
--------------------------------------------------------------------------------
Net asset value beginning of period                $89.05            $90.83
                                                   ------            ------
 ................................................................................
Income from investment operations
 ................................................................................
 Net investment income                               1.27              0.65
 ................................................................................
 Net realized and unrealized gains or losses
  on securities                                     (4.10)            (1.69)
                                                   ------            ------
 ................................................................................
Total from investment operations                    (2.83)            (1.04)
                                                   ------            ------
 ................................................................................
Less distributions from
 ................................................................................
 Net investment income                              (1.24)            (0.74)
 ................................................................................
 Net realized gains on securities                   (6.00)                0
                                                   ------            ------
 ................................................................................
Total distributions                                 (7.24)            (0.74)
                                                   ------            ------
 ................................................................................
Net asset value end of period                      $78.98            $89.05
                                                   ------            ------
 ................................................................................
Total return                                        (3.05%)           (1.16%)
 ................................................................................
Ratios/supplemental data
 ................................................................................
Net assets end of period (thousands)               $1,429            $1,497
 ................................................................................
Ratios to average net assets:
 Expenses                                            0.99%+            1.04%+
 ................................................................................
 Expenses, excluding fee credits                     0.98%+            1.03%+
 ................................................................................
 Expenses, excluding fee credits, waivers and
  reimbursements                                     1.09%+            1.13%+
 ................................................................................
 Net investment income                               2.97%+            2.46%+
 ................................................................................
Portfolio turnover rate                                40%               51%
 ................................................................................

+ Annualized.
(a) For the period from November 24, 1997 (commencement of class operations) to June 30, 1998.
(b) For the period from March 11, 1998 (commencement of class operations) to June 30, 1998.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                              E V E R G R E E N
                             Select Balanced Fund
--------------------------------------------------------------------------------

                            Schedule of Investments
                         December 31, 1998 (Unaudited)

--------------------------------------------------------------------------------
   Shares                                                              Value
--------------------------------------------------------------------------------

 COMMON STOCKS - 55.9%
            Advertising & Related Services - 0.4%
     55,000 Omnicom Group, Inc. .................................   $  3,190,000
                                                                    ------------
            Automotive Equipment & Manufacturing - 0.6%
     85,000 Goodyear Tire & Rubber Co. ..........................      4,287,187
                                                                    ------------
            Banks - 5.9%
    211,500 Bank One Corp. ......................................     10,799,719
    140,200 Bankamerica Corp. ...................................      8,429,525
    195,600 BankBoston Corp. ....................................      7,616,175
     46,000 Bankers Trust Corp. .................................      3,930,125
    132,000 Fleet Financial Group, Inc. .........................      5,898,750
     75,000 Mellon Bank Corp. ...................................      5,156,250
                                                                    ------------
                                                                      41,830,544
                                                                    ------------
            Building, Construction & Furnishings - 0.8%
    190,000 Masco Corp. .........................................      5,462,500
                                                                    ------------
            Business Equipment & Services - 1.0%
     90,000 *Compuware Corp. ....................................      7,031,250
                                                                    ------------
            Chemical & Agricultural Products - 0.6%
     76,000 Du Pont (E. I.) De Nemours & Co. ....................      4,032,750
                                                                    ------------
            Communication Systems & Services - 3.7%
    149,362 *Cisco Systems, Inc. ................................     13,862,661
    176,000 *MCI WorldCom, Inc. .................................     12,628,000
                                                                    ------------
                                                                      26,490,661
                                                                    ------------
            Consumer Products & Services - 2.2%
    121,000 Procter & Gamble Co. ................................     11,048,812
     80,000 Whirlpool Corp. .....................................      4,430,000
                                                                    ------------
                                                                      15,478,812
                                                                    ------------
            Diversified Companies - 1.8%
    167,000 Tyco International Ltd. .............................     12,598,062
                                                                    ------------
            Electrical Equipment & Services - 1.8%
    128,000 General Electric Co. ................................     13,064,000
                                                                    ------------
            Environmental Services - 1.3%
    204,000 Waste Management, Inc. ..............................      9,511,500
                                                                    ------------
            Finance & Insurance - 4.2%
    240,000 Allstate Corp. ......................................      9,270,000
    143,000 Citigroup, Inc. .....................................      7,078,500
    141,000 Federal National Mortgage Association................     10,434,000
     52,000 Merrill Lynch & Co., Inc. ...........................      3,471,000
                                                                    ------------
                                                                      30,253,500
                                                                    ------------
            Food & Beverage Products - 3.6%
     85,000 Bestfoods............................................      4,526,250
    127,275 Coca Cola Co. .......................................      8,511,516
     78,000 Philip Morris Companies, Inc. .......................      4,173,000
    142,000 *Safeway, Inc. ......................................      8,653,125
                                                                    ------------
                                                                      25,863,891
                                                                    ------------

--------------------------------------------------------------------------------
   Shares                                                             Value
--------------------------------------------------------------------------------

 COMMON STOCKS - continued
            Healthcare Products & Services - 9.4%
     95,000 Bristol-Myers Squibb Co. ...........................   $ 12,712,187
    285,000 HBO & Co. ..........................................      8,175,938
    390,000 *HEALTHSOUTH Corp. .................................      6,020,625
    155,800 Johnson & Johnson...................................     13,067,725
    120,000 *Lincare Holdings, Inc. ............................      4,867,500
     94,000 Pfizer, Inc. .......................................     11,791,125
    100,000 *Quintiles Transnational Corp. .....................      5,337,500
     66,000 Warner-Lambert Co. .................................      4,962,375
                                                                   ------------
                                                                     66,934,975
                                                                   ------------
            Information Services & Technology - 7.4%
    346,900 Compaq Computer Corp. ..............................     14,548,119
     54,000 Intel Corp. ........................................      6,402,375
     37,000 International Business Machines Corp. ..............      6,835,750
    120,000 *Microsoft Corp. ...................................     16,642,500
    100,000 *Network Associates, Inc. ..........................      6,625,000
    100,000 *Quantum Corp. .....................................      2,125,000
                                                                   ------------
                                                                     53,178,744
                                                                   ------------
            Metal Products & Services - 0.6%
     60,000 Aluminum Co. of America.............................      4,473,750
                                                                   ------------
            Oil/Energy - 2.8%
     72,900 Mobil Corp. ........................................      6,351,413
    178,900 Texaco, Inc. .......................................      9,459,337
    157,300 YPF SA, ADR.........................................      4,394,569
                                                                   ------------
                                                                     20,205,319
                                                                   ------------
            Paper & Packaging - 0.6%
    100,000 Bowater, Inc. ......................................      4,143,750
                                                                   ------------
            Printing, Publishing, Broadcasting & Entertainment -
              0.7%
    196,000 News Corp, Ltd. ....................................      5,181,750
                                                                   ------------
            Real Estate - 0.4%
    129,000 FelCor Lodging Trust Inc. REIT......................      2,975,063
                                                                   ------------
            Retailing & Wholesale - 1.3%
    109,000 Dayton Hudson Corp. ................................      5,913,250
    137,300 Family Dollar Stores, Inc. .........................      3,020,600
                                                                   ------------
                                                                      8,933,850
                                                                   ------------
            Transportation - 0.7%
    156,600 Burlington Northern Santa Fe Corp. .................      5,285,250
                                                                   ------------
            Utilities - Electric - 1.4%
    287,700 Cinergy Corp. ......................................      9,889,687
                                                                   ------------
            Utilities - Telephone - 2.7%
    120,000 Century Telephone Enterprises, Inc. ................      8,100,000
    170,000 GTE Corp. ..........................................     11,050,000
                                                                   ------------
                                                                     19,150,000
                                                                   ------------
            Total Common Stocks (cost $344,677,163).............    399,446,795
                                                                   ------------

--------------------------------------------------------------------------------
                               E V E R G R E E N
                             Select Balanced Fund
--------------------------------------------------------------------------------

                       Schedule of Investments(continued)
                         December 31, 1998 (Unaudited)

--------------------------------------------------------------------------------
  Principal
   Amount                                                           Value
--------------------------------------------------------------------------------

 CORPORATE BONDS - 12.2%
             Banks - 2.1%
 $ 2,302,000 Boatmen's Bancshares, Inc. 6.75%, 3/15/03........   $  2,399,518
   3,836,000 First Chicago Corp. 9.875%, 8/15/00..............      4,090,549
   7,673,000 NationsBank Corp. 7.625%, 4/15/05................      8,446,584
                                                                 ------------
                                                                   14,936,651
                                                                 ------------
             Chemical & Agricultural Products - 0.6%
   3,836,000 Dow Chemical Co. 8.625%, 4/1/06..................      4,399,742
                                                                 ------------
             Communication Systems & Services - 1.3%
   9,000,000 Comcast Cable Communications I 6.20%, 11/15/08...      9,182,700
                                                                 ------------
             Consumer Products & Services - 0.5%
   3,299,000 Stanley Works 7.375%, 12/15/02...................      3,538,729
                                                                 ------------
             Finance & Insurance - 3.2%
   4,220,000 Dean Witter, Discover & Co. 6.75%, 10/15/13......      4,325,192
   2,110,000 International Bank For Reconstruction &
              Development Co. 7.95%, 5/15/16..................      2,617,921
   7,673,000 Loews Corp. 6.75%, 12/15/06......................      8,118,448
   3,836,000 Merrill Lynch, Pierce, Fenner & Smith, Inc.
              7.00%, 4/27/08..................................      4,094,704
   3,836,000 Salomon, Inc. 5.50%, 1/15/99.....................      3,835,920
                                                                 ------------
                                                                   22,992,185
                                                                 ------------
             Food & Beverage Products - 0.6%
   3,836,000 General Mills, Inc. 9.00%, 12/20/02..............      4,309,339
                                                                 ------------
             Healthcare Products & Services - 0.6%
   3,836,000 Baxter International 7.25%, 2/15/08..............      4,241,607
                                                                 ------------
             Industrial Specialty Products & Services - 1.1%
   5,371,000 Jet Equipment Trust 144A 9.41%, 6/15/10..........      6,475,004
   1,074,000 Waste Management, Inc. 8.75%, 5/1/18.............      1,223,320
                                                                 ------------
                                                                    7,698,324
                                                                 ------------
             Oil Field Services - 0.5%
   3,069,000 Atlantic Richfield Co. 9.00%, 4/1/21.............      3,964,405
                                                                 ------------
             Sovereign Government - 0.6%
   3,836,000 Ontario Province Canada 7.75%, 6/4/02............      4,121,552
                                                                 ------------
             Telecommunication Services & Equipment - 0.7%
   4,200,000 General Electric Capital Corp. 8.75%, 3/14/03....      4,713,564
                                                                 ------------

--------------------------------------------------------------------------------
  Principal
   Amount                                                             Value
--------------------------------------------------------------------------------

 CORPORATE BONDS - continued
             Utilities - Electric - 0.4%
 $ 2,762,000 Union Electric Co. 8.00%, 12/15/22.................   $  2,987,948
                                                                   ------------
             Total Corporate Bonds (cost $86,272,142)...........     87,086,746
                                                                   ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS - 31.7%
             Government Agency Notes & Bonds - 1.0%
             Government National Mortgage Association
   1,310,699 8.50%, 5/15/21.....................................      1,390,979
     781,400 8.50%, 7/15/21.....................................        829,261
   1,628,748 8.50%, 6/15/22.....................................      1,728,508
     925,629 9.00%, 9/15/21.....................................        988,687
   1,328,486 9.00%, 10/15/21....................................      1,418,989
     741,183 9.50%, 2/15/21.....................................        800,710
                                                                   ------------
                                                                      7,157,134
                                                                   ------------
             Treasury Notes & Bonds - 30.7%
             U.S. Treasury Bonds
  24,864,000 5.25%, 11/15/28....................................     25,493,383
  15,346,000 7.625%, 2/15/07....................................     16,616,848
  15,346,000 8.75%, 5/15/17.....................................     21,374,108
  16,113,000 8.875%, 8/15/17....................................     22,724,373
  17,428,000 9.125%, 5/15/18....................................     25,243,378
             U.S. Treasury Notes
   4,008,000 6.375%, 7/15/99....................................      4,046,829
  14,500,000 6.625%, 4/30/02....................................     15,347,351
  10,879,000 7.75%, 11/30/99....................................     11,178,173
  47,173,000 7.75%, 2/15/01.....................................     50,091,829
  27,091,000 9.125%, 5/15/99....................................     27,522,776
                                                                   ------------
                                                                    219,639,048
                                                                   ------------
             Total U.S. Government & Agency Obligations
              (cost $223,905,438)...............................    226,796,182
                                                                   ------------
 SHORT-TERM INVESTMENTS - 0.6%
             Repurchase Agreement - 0.6%
   4,559,648 Dresdner Bank AG, 4.25%, dated 12/31/98, due
              1/4/99, maturity value $4,561,801
              (cost $4,559,648) (a).............................      4,559,648
                                                                   ------------

             Total Investments -(cost $659,414,391)......   100.4%  717,889,371
             Other Assets and Liabilities - net..........    (0.4)   (3,106,138)
                                                            -----  ------------
             Net Assets..................................   100.0% $714,783,233
                                                            =====  ============

* Non-income producing securities.
(a) At December 31, 1998, the repurchase agreement was collateralized by $575,000 U.S. Treasury 30 year inflation index bond, 3.625%, 4/15/28; value including accrued interest - $564,789 and $4,065,000 U.S. Trea-sury 10 year inflation index bond, 3.625%, 1/15/08; value including accrued interest - $4,088,955.
144A Securities that may be resold to "qualified institutional buyers" under rule 144A of the securities act of 1933. These securities have been determined to be liquid under guidelines established by the Fund's Board of Trustees.
Summary of Abbreviations:
ADR  American Depository Receipt
REIT Real Estate Investment Trust

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                           Select Equity Income Fund
--------------------------------------------------------------------------------

                            Schedule of Investments
                         December 31, 1998 (Unaudited)

--------------------------------------------------------------------------------
 Shares                                                               Value
--------------------------------------------------------------------------------
 COMMON STOCKS - 81.2%
           Banks - 13.7%
   160,000 Fleet Financial Group, Inc............................   $  7,150,000
   200,000 KeyCorp...............................................      6,400,000
   100,000 Mellon Bank Corp. ....................................      6,875,000
   100,000 PNC Bank Corp. .......................................      5,412,500
                                                                    ------------
                                                                      25,837,500
                                                                    ------------
           Chemical & Agricultural
           Products - 1.4%
    50,000 Du Pont (E. I.) De Nemours & Co. .....................      2,653,125
                                                                    ------------
           Consumer Products & Services - 3.6%
   100,000 Philips Electronics NV................................      6,768,750
                                                                    ------------
           Electrical Equipment &
           Services - 3.8%
    70,000 General Electric Co. .................................      7,144,375
                                                                    ------------
           Finance & Insurance - 1.2%
    35,000 Merrill Lynch & Co., Inc. ............................      2,336,250
                                                                    ------------
           Food & Beverage Products - 3.6%
   125,000 Philip Morris Companies, Inc. ........................      6,687,500
                                                                    ------------
           Healthcare Products & Services - 6.6%
    50,000 Bristol-Myers Squibb Co. .............................      6,690,625
   200,000 HBO & Co. ............................................      5,737,500
                                                                    ------------
                                                                      12,428,125
                                                                    ------------
           Information Services &
           Technology - 2.0%
    20,000 International Business Machines Corp. ................      3,695,000
                                                                    ------------
           Natural Gas - 2.8%
   150,000 El Paso Energy Corp. Delaware.........................      5,221,875
                                                                    ------------
           Oil / Energy - 4.8%
   100,000 Enron Corp. ..........................................      5,706,250
   500,000 *Newpark Resources, Inc. .............................      3,406,250
                                                                    ------------
                                                                       9,112,500
                                                                    ------------
           Oil Field Services - 1.6%
   400,000 *R & B Falcon Corp....................................      3,050,000
                                                                    ------------
           Real Estate - 5.5%
   200,000 FelCor Lodging Trust Inc. REIT........................      4,612,500
   200,000 Simon Property Group Inc. REIT........................      5,700,000
                                                                    ------------
                                                                      10,312,500
                                                                    ------------
           Transportation - 2.2%
   120,840 Burlington Northern Santa Fe Corp. ...................      4,078,350
                                                                    ------------
           Utilities - Electric - 21.8%
   225,000 Cinergy Corp..........................................      7,734,375
   100,000 CMS Energy Corp. .....................................      4,843,750
   175,000 GPU, Inc. ............................................      7,732,812
   220,000 Houston Industries, Inc. .............................      7,067,500
   400,000 PacifiCorp............................................      8,425,000
   125,000 Pinnacle West Capital Corp. ..........................      5,296,875
                                                                    ------------
                                                                      41,100,312
                                                                    ------------
           Utilities - Telephone - 3.8%
   110,000 GTE Corp..............................................      7,150,000
                                                                    ------------

--------------------------------------------------------------------------------
   Shares                                                             Value
--------------------------------------------------------------------------------
 COMMON STOCKS - continued
            Utilities - 2.8%
    275,000 MCN Corp. ..........................................   $  5,242,188
                                                                   ------------
            Total Common Stocks
             (cost $125,490,502)................................    152,818,350
                                                                   ------------
 PREFERRED STOCKS - 2.0%
            Printing, Publishing, Broadcasting & Entertainment -
             2.0%
    150,000 News Corp. Ltd. ADR
             (cost $3,602,610)..................................      3,703,125
                                                                   ------------
 CONVERTIBLE PREFERRED - 8.7%
            Capital Goods - 0.6%
     20,000 Case Corp. 4.50%, Series A, 144A....................      1,150,000
                                                                   ------------
            Food & Beverage Products - 2.8%
    100,000 Ralston Purina Co.
             7.00%, SAILS (exchangeable for Interstate Bakeries
             common stock)......................................      5,225,000
                                                                   ------------
            Oil / Energy - 2.6%
            Tosco Financing Trust
     65,000 5.75%, 144A.........................................      3,128,125
     35,000 5.75%...............................................      1,684,375
                                                                   ------------
                                                                      4,812,500
                                                                   ------------
            Oil Field Services - 1.8%
    110,000 EVI, Inc. 5.00%, 144A...............................      3,423,750
                                                                   ------------
            Paper & Packaging - 0.9%
     60,000 Crown Cork & Seal Co., Inc.
             4.50%, MIPS........................................      1,755,000
                                                                   ------------
            Total Convertible Preferred
             (cost $22,248,865).................................     16,366,250
                                                                   ------------

--------------------------------------------------------------------------------
 Principal
   Amount
--------------------------------------------------------------------------------
 CONVERTIBLE DEBENTURES - 2.5%
            Environmental Services - 2.5%
 $4,000,000 Waste Management, Inc. 4.00%, 2/1/02 (cost
             $4,241,951)........................................   $  4,795,000
                                                                   ------------
 U.S. GOVERNMENT & AGENCY
 OBLIGATIONS - 4.4%
            Treasury Notes & Bonds - 4.4%
            U.S. Treasury Notes
  2,000,000 6.125%, 9/30/00.....................................      2,050,000
  2,000,000 6.125%, 12/31/01....................................      2,081,250
  2,000,000 6.50%, 8/31/01......................................      2,091,250
    500,000 6.625%, 6/30/01.....................................        523,125
    500,000 7.25%, 5/15/04......................................        560,469
  1,000,000 7.75%, 11/30/99.....................................      1,027,500
                                                                   ------------
            Total U.S. Government & Agency Obligations
             (cost $7,995,821)..................................      8,333,594
                                                                   ------------

--------------------------------------------------------------------------------
                              E V E R G R E E N
                          Select Equity Income Fund
--------------------------------------------------------------------------------

                       Schedule of Investments(continued)
                         December 31, 1998 (Unaudited)

--------------------------------------------------------------------------------
 Principal
   Amount                                                             Value
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS - 1.2%
            Repurchase Agreement - 1.2%
 $2,200,809 Dresdner Bank AG 4.25%,
             dated 12/31/98, due 1/4/99,
             maturity value $2,201,848
             (cost $2,200,809) (a)..............................   $  2,200,809
                                                                   ------------


--------------------------------------------------------------------------------
   Shares                                                              Value
--------------------------------------------------------------------------------
            Money Market Shares - 0.0%
      1,734 Valiant General Fund
             (cost $1,734).......................................   $      1,734
                                                                    ------------
                Total Short-Term Investments -
                   (cost $2,202,543)..............................     2,202,543
                                                                    ------------
                Total Investments -
                 (cost $165,782,291)........................ 100.0%  188,218,862
                Other Assets and
                 Liabilities - net..........................   0.0        20,550
                                                             -----  ------------
                Net Assets.................................. 100.0% $188,239,412
                                                             =====  ============

 * Non-income producing securities.
(a) At December 31, 1998, the repurchase agreement was collateralized by:
    $2,290,000 U.S. Treasury 30 year inflation index bond, 3.625%, 4/15/28; value including accrued interest - $2,249,334.
144A Securities that may be resold to "qualified institutional buyers"
     under Rule 144A of the Securities Act of 1933. These securities have been determined to be liquid under guidelines established by the Fund's Board of Trustees.

Summary of Abbreviations:
ADR   American Depository Receipt
MIPS  Monthly Income Producing Securities
REIT  Real Estate Investment Trust
SAILS  Stock Appreciation Income Linked Securities

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                              E V E R G R E E N
                             Select Equity Funds
--------------------------------------------------------------------------------

                      Statements of Assets and Liabilities
                         December 31, 1998 (Unaudited)



                                                       Balanced    Equity Income
                                                         Fund          Fund
--------------------------------------------------------------------------------
Assets
 Identified cost of securities.....................  $659,414,391  $165,782,291
 Net unrealized gains on securities................    58,474,980    22,436,571
--------------------------------------------------------------------------------
 Market value of securities........................   717,889,371   188,218,862
 Cash..............................................         8,151             0
 Receivable for Fund shares sold...................       110,272         9,733
 Dividends and interest receivable.................     5,411,443       526,254
 Prepaid expenses and other assets.................        43,264        34,887
--------------------------------------------------------------------------------
 Total assets......................................   723,462,501   188,789,736
--------------------------------------------------------------------------------
Liabilities
 Payable for Fund shares repurchased...............     7,244,331       126,606
 Distributions payable.............................     1,060,101       283,849
 Advisory fee payable..............................       302,542        95,401
 Distribution Plan expenses payable................           505           187
 Due to other related parties......................        15,813         4,087
 Accrued expenses and other liabilities............        55,976        40,194
--------------------------------------------------------------------------------
 Total liabilities.................................     8,679,268       550,324
--------------------------------------------------------------------------------
Net assets.........................................  $714,783,233  $188,239,412
--------------------------------------------------------------------------------
Net assets represented by
 Paid-in capital...................................  $664,415,866  $165,319,619
 Undistributed net investment income...............       (60,564)       52,281
 Accumulated net realized gains or losses on
  securities.......................................    (8,047,049)      430,941
 Net unrealized gains on securities................    58,474,980    22,436,571
--------------------------------------------------------------------------------
 Total net assets..................................  $714,783,233  $188,239,412
--------------------------------------------------------------------------------
Net assets consist of
 Class I...........................................  $711,569,971  $186,810,374
 Class IS..........................................     3,213,262     1,429,038
--------------------------------------------------------------------------------
 Total net assets..................................  $714,783,233  $188,239,412
--------------------------------------------------------------------------------
Shares outstanding
 Class I...........................................    52,863,384     2,366,384
 Class IS..........................................       238,202        18,093
--------------------------------------------------------------------------------
Net asset value per share
 Class I...........................................  $      13.46  $      78.94
--------------------------------------------------------------------------------
 Class IS..........................................  $      13.49  $      78.98
--------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                              Select Equity Fund
--------------------------------------------------------------------------------
                            Statements of Operations
                 Six Months Ended December 31, 1998 (Unaudited)

                                                      Balanced    Equity Income
                                                        Fund          Fund
-------------------------------------------------------------------------------
Investment income
 Dividends (net of foreign withholding taxes of
  $3,983 and $2,096, respectively).................. $ 2,695,944   $ 3,255,988
 Interest...........................................  12,961,732       519,490
-------------------------------------------------------------------------------
Total income........................................  15,657,676     3,775,478
Expenses
 Advisory fee.......................................   2,096,637       665,141
 Transfer agent fee.................................     585,599           854
 Administrative service fees........................      93,641        25,467
 Trustees' fees and expenses........................       4,937         1,013
 Distribution Plan Expenses.........................       1,527         1,564
 Custodian fees.....................................      88,475        26,354
 Registration and filing fees.......................      20,554        24,468
 Printing and postage...............................      11,980        26,636
 Professional fees..................................       9,311         7,730
 Other..............................................       4,346        16,061
-------------------------------------------------------------------------------
 Total Expenses.....................................   2,917,007       795,288
 Less: Fee credits..................................        (650)       (6,169)
   Fee waivers .....................................    (349,440)      (95,020)
-------------------------------------------------------------------------------
 Net expenses.......................................   2,566,917       694,099
-------------------------------------------------------------------------------
 Net investment income..............................  13,090,759     3,081,379
-------------------------------------------------------------------------------
Net realized and unrealized gains or losses on
 securities
 Net realized gains or losses on securities.........  (7,279,567)      386,693
 Net change in unrealized gains or losses on
  securities........................................  18,010,882    (9,928,028)
-------------------------------------------------------------------------------
 Net realized and unrealized gains or losses on
  securities........................................  10,731,315    (9,541,335)
-------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting
  from operations................................... $23,822,074   $(6,459,956)
-------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                              Select Equity Fund
--------------------------------------------------------------------------------
                      Statements of Changes in Net Assets
                 Six Months Ended December 31, 1998 (Unaudited)

                                                      Balanced    Equity Income
                                                        Fund          Fund
-------------------------------------------------------------------------------
Operations
 Net investment income............................. $ 13,090,759  $  3,081,379
 Net realized gains or losses on securities........   (7,279,567)      386,693
 Net change in unrealized gains or losses on
  securities.......................................   18,010,882    (9,928,028)
-------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting
   from operations.................................   23,822,074    (6,459,956)
-------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income
 Class I...........................................  (13,196,003)   (3,057,590)
 Class IS..........................................      (31,365)      (18,160)
 Net realized gain on securities
 Class I...........................................   (7,372,021)  (13,379,241)
 Class IS..........................................      (32,664)      (96,788)
-------------------------------------------------------------------------------
  Total distributions to shareholders..............  (20,632,053)  (16,551,779)
-------------------------------------------------------------------------------
Capital share transactions
 Proceeds from shares sold.........................   68,431,217     9,321,116
 Payment for shares redeemed.......................  (95,720,491)  (14,491,650)
 Net asset value of shares issued in reinvestment
  of distributions.................................   14,817,398    10,676,480
-------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting
   from capital share transactions.................  (12,471,876)    5,505,946
-------------------------------------------------------------------------------
   Total decrease in net assets....................   (9,281,855)  (17,505,789)
Net assets
 Beginning of period...............................  724,065,088   205,745,201
-------------------------------------------------------------------------------
 End of period..................................... $714,783,233  $188,239,412
-------------------------------------------------------------------------------
 Undistributed net investment income............... $    (60,564) $     52,281
-------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                              Select Equity Fund
--------------------------------------------------------------------------------
                      Statements of Changes in Net Assets
                            Year Ended June 30, 1998

                                                      Balanced    Equity Income
                                                      Fund(b)        Fund(a)
-------------------------------------------------------------------------------
Operations
 Net investment income............................  $  9,106,347  $  3,454,381
 Net realized gains or losses on securities.......     6,632,946    13,507,208
 Net change in unrealized gains or losses on
  securities......................................    40,464,098    (9,422,160)
-------------------------------------------------------------------------------
 Net increase in net assets resulting from
  operations......................................    56,203,391     7,539,429
-------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income
 Class I..........................................    (9,096,812)   (3,466,746)
 Class IS.........................................        (1,320)       (9,467)
-------------------------------------------------------------------------------
  Total distributions to shareholders.............    (9,098,132)   (3,476,213)
-------------------------------------------------------------------------------
Capital share transactions
 Proceeds from shares sold........................   794,145,003   224,077,449
 Payment for shares redeemed......................  (121,943,214)  (22,411,624)
 Net asset value of shares issued in reinvestment
  of distributions................................     4,758,040        16,160
-------------------------------------------------------------------------------
 Net increase in net assets resulting from capital
  share transactions..............................   676,959,829   201,681,985
-------------------------------------------------------------------------------
  Total increase in net assets....................   724,065,088   205,745,201
Net assets
 Beginning of period..............................             0             0
-------------------------------------------------------------------------------
 End of period....................................  $724,065,088  $205,745,201
-------------------------------------------------------------------------------
 Undistributed net investment income..............  $     76,045  $     46,652
-------------------------------------------------------------------------------

(a) For the period from November 24, 1997 (commencement of operations) to June 30, 1998.
(b) For the period from January 22, 1998 (commencement of operations) to June 30, 1998.

                  See Combined Notes to Financial Statements.

               Combined Notes to Financial Statements(Unaudited)

1. ORGANIZATION

The Evergreen Select Balanced Fund ("Balanced Fund") and Evergreen Select Eq-uity Income Fund ("Equity Income Fund"), are registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as diversified, open-end management investment companies. Each Fund is a separate series of Evergreen Select Equity Trust, a Delaware business trust organized on September 18, 1997, and are collectively referred to herein as the "Funds".

The Funds offer an Institutional Class of shares ("Class I") and an Institu-tional Service Class of shares ("Class IS"). Each Class of shares is sold with-out a front-end sales charge or contingent deferred sales charge. Class IS shares pay an ongoing service fee. Class I and Class IS shares are available to institutional investors through broker dealers, banks and other financial in-termediaries.

2. CONVERSION INFORMATION

On November 24, 1997, the Equity Income Fund commenced operations of its Class I shares as a result of a conversion of a common trust fund managed by First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union"). The following summarizes pertinent data related to the Fund on the date of conversion:

              Shares issued...................    2,271,990
              Net assets...................... $198,356,197
              Net asset value per share....... $      87.31
              Unrealized appreciation of
               investments.................... $ 41,787,541

The foregoing amounts are reflected in proceeds from shares sold in the state-ments of changes in net assets.

3. IN-KIND TRANSACTIONS

On January 21, 1998, The Evergreen Balanced Fund II, Class Y executed a redemp-tion in-kind transaction of $737,248,788. This transaction resulted in the liq-uidation of substantially all of the net assets of the Evergreen Balanced Fund II's Class Y shares. In turn, the assets were transferred to Evergreen Select Balanced Fund Class I share.

On January 22, 1998, Balanced Fund commenced operations of its Class I share through in-kind purchases of 58,643,231 shares amounting to $737,248,788. This amount is reflected in proceeds from shares sold in the statement of changes in net assets. In exchange for these shares, securities, excluding cash and cash equivalents, with a cost and market value of $708,705,595 were contributed to the Balanced Fund. Additionally, Balanced Fund received cash and cash equiva-lents of $28,543,193 to complete the transaction.

4. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
Securities traded on a national securities exchange or included on the NASDAQ National Market System ("NMS") are valued at the last reported sales price on the exchange where primarily traded. Securities traded on an exchange or NMS for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked price. U.S. government obligations held by the Funds are valued at the mean be-tween the over-the-counter bid and asked prices. Corporate bonds, other fixed-income securities, and mortgage and other asset-backed securities are valued at prices provided by an independent pricing service. In determining value for normal institutional-size transactions, the pricing service uses methods based on market transactions for comparable securities and analysis of various rela-tionships between similar securities which are generally recognized by institu-tional traders. Securities for which market quotations are not readily available, including restricted securi-ties, are valued at fair value as determined in good faith according to proce-dures approved by the Board of Trustees.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. Repurchase Agreements
Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. Each Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securi-ties pledged falls below the carrying value of the repurchase agreement, in-cluding accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

C. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date there-after when the Fund is made aware of the dividend. Foreign income may be sub-ject to foreign withholding taxes which are accrued as applicable.

D. Federal Taxes
The Funds intend to continue to qualify as regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to dis-tribute all of their net investment company taxable income and net capital gains, if any, to their shareholders. The Funds also intend to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

E. Distributions
Distributions from net investment income for the Funds are declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles.

Certain distributions paid during previous years have been reclassified to conform with current year presentation.

F. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for Class IS.

5. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class I and Class IS. Transactions in shares of the Funds were as follows:

Balanced Fund

                               Six Months Ended
                               December 31, 1998            Period Ended
                                  (Unaudited)             June 30, 1998(a)
                            ------------------------  -------------------------
                              Shares       Amount       Shares       Amount
--------------------------------------------------------------------------------
Class I
Shares sold...............   4,917,989  $ 63,074,338  62,963,666  $ 793,932,091
Shares redeemed...........  (7,234,656)  (93,165,482) (9,271,066)  (121,943,214)
Shares issued on
 reinvestment of
 distributions............   1,125,738    14,753,369     361,713      4,756,721
--------------------------------------------------------------------------------
Net increase (decrease)...  (1,190,929)  (15,337,775) 54,054,313    676,745,598
--------------------------------------------------------------------------------
Class IS
Shares sold...............     406,764     5,356,879      15,938        212,912
Shares redeemed...........    (189,400)   (2,555,009)          0              0
Shares issued on
 reinvestment of
 distributions............       4,800        64,029         100          1,319
--------------------------------------------------------------------------------
Net increase..............     222,164     2,865,899      16,038        214,231
--------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 capital share
 transactions.............              $(12,471,876)             $ 676,959,829
--------------------------------------------------------------------------------

Equity Income Fund

                                 Six Months Ended
                                December 31, 1998          Period Ended
                                   (Unaudited)           June 30, 1998(b)
                               ---------------------  -----------------------
                                Shares     Amount      Shares       Amount
------------------------------------------------------------------------------
Class I
Shares sold...................   99,483  $ 8,224,911  2,538,811  $222,155,844
Shares redeemed............... (162,240) (13,411,313)  (244,829)  (22,042,302)
Shares issued in reinvestment
 of distributions.............  135,039   10,585,838        120        10,787
------------------------------------------------------------------------------
Net increase..................   72,282    5,399,436  2,294,102   200,124,329
------------------------------------------------------------------------------
Class IS
Shares sold...................   13,295    1,096,205     20,878     1,921,605
Shares redeemed...............  (13,169)  (1,080,337)    (4,122)     (369,322)
Shares issued in reinvestment
 of distributions.............    1,152       90,642         59         5,373
------------------------------------------------------------------------------
Net increase..................    1,278      106,510     16,815     1,557,656
------------------------------------------------------------------------------
Net increase in net assets
 resulting from capital share
 transactions.................           $ 5,505,946             $201,681,985
------------------------------------------------------------------------------

(a) For Balanced Fund, Class I and Class IS, the capital share activity is for the period from January 22, 1998 and April 9, 1998, respectively, (com-mencement of each Class' operations) to June 30, 1998.
(b) For Equity Income Fund, Class I and Class IS, the capital share activity is for the period from November 24, 1997 and March 11, 1998, respectively, (commencement of each classes operations) to June 30, 1998.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows for the six months ended December 31, 1998:

                             Cost of Purchases      Proceeds from Sales
                          ----------------------- -----------------------
                                         Non-                    Non-
                          Government  Government  Government  Government
                          -----------------------------------------------
         Balanced Fund... $62,644,541 $73,920,055 $70,664,402 $87,679,180
         Equity Income
          Fund...........           0  73,341,223   5,524,295  73,025,810

7. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of The BISYS Group Inc. ("BISYS") serves as principal underwriter to the Funds. Each Fund has adopted a Distribution Plan for Class IS shares, as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit a fund to reimburse its principal underwriter for costs related to selling shares of the fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the fund, are paid by the fund through expenses called "Distribution Plan expenses". Class IS, currently pays a service fee equal to 0.25% of the average daily net asset of the class. Dis-tribution Plan expenses are calculated daily and paid quarterly.

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares of Class IS.

8. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND OTHER AFFILIATED
 TRANSACTIONS

Evergreen Investment Management ("EIM"), formerly the Capital Markets Group, a division of FUNB is the investment advisor to each Fund. Each Fund pays EIM a fee for its services as set forth below. The annual advisory fees are calcu-lated daily and paid monthly and are based on a percentage of average daily net assets of each Fund.

                                                  Annual
                                               Advisory fee
                                               ------------
              Balanced Fund...................     0.60%
              Equity Income Fund..............     0.70%

EIM has voluntarily agreed to reduce the investment advisory fee on each Fund by 0.10% and to reimburse a portion of each Fund's annual operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses). For the six months ended December 31, 1998, EIM voluntarily reduced its fees by $349,440 and $95,020 on Balanced Fund and Equity Income Fund, respectively.

Evergreen Investment Services ("EIS"), a subsidiary of First Union, is the ad-ministrator and BISYS is sub-administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel. As sub-administra-tor to the Funds, BISYS provides the officers of the Funds. The administrator and sub-administrator for each Fund are entitled to an annual fee based on the average daily net assets of the funds administered by EIS for which First Union or its investment advisory subsidiaries are also the investment advisors. The administration fee is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets increase, to the average daily net asset value of the Fund. The sub-administration fee is calculated by applying percentage rates, which start at 0.01% and decline to .004% per annum as net assets increase, to the average daily net asset value of the Fund. For the six months ended December 31, 1998, EIS and BISYS received the following amounts for providing services to the Funds:

                                             EIS    BISYS
                                           ---------------
              Balanced Fund............... $74,322 $19,319
              Equity Income Fund..........  20,215   5,252

Evergreen Service Company ("ESC"), an indirect, wholly owned subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Funds. The Funds have entered into an expense offset arrangement with ESC re-lating to certain cash balances held at First Union for the benefit of the Ev-ergreen Funds.

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

9. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an expense offset arrangement with their custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.

10. DEFERRED TRUSTEES' FEES

Each Independent Trustee of the Funds may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly install-ments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000.

11. FINANCING AGREEMENTS

Certain Evergreen Funds and State Street Bank and Trust Company ("SSB") and a group of banks (collectively, the "Banks") entered into a financing agreement dated December 22, 1997, as amended on November 20, 1998. Under this agreement, the Banks provide an unsecured credit facility in the aggregate amount of $400 million ($275 million committed and $125 million uncommitted). The credit fa-cility is allocated, under the terms of the financing agreement, among the Banks. The credit facility is to be accessed by the Funds for temporary or emergency purposes only and is subject to each Fund's borrowing restrictions. Borrowings under this facility bore interest at 0.50% per annum above the Fed-eral Funds rate. A commitment fee of 0.065% per annum was incurred on the un-used portion of the committed facility, which will be allocated to all funds. For its assistance in arranging this financing agreement, the Capital Market Group of First Union was paid a one-time arrangement fee of $27,500. SSB served as agent for the Banks, and as administrative agent is entitled to a fee of $20,000 per annum which is allocated to all of the participating Funds.

On December 22, 1998, this financing agreement was amended and renewed among all Evergreen Funds, SSB and Bank of New York ("BONY"). Under this agreement, SSB and BONY provide an unsecured credit facility in the aggregate amount of $150 million ($125 million committed and $25 million uncommitted). The remain-ing terms and conditions of the agreement were unaffected.

During the six months ended December 31, 1998, the Funds had no borrowings un-der these agreements.

12. YEAR 2000

Like other investment companies, the Funds could be adversely affected if the computer systems used by the Funds' investment advisor and the Funds' other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Funds' investment advisor is taking steps to address this potential year 2000 problem with respect to the computer systems that they use and to obtain satisfactory assurances that comparable steps are being taken by the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any ad-verse impact on the Funds from this problem.

                                                               December 31, 1998

[ARTWORK APPEARS HERE]

                      Evergreen Select Semi Annual Report

                                 Equity Funds

                                                  Evergreen Select Balanced Fund

                                             Evergreen Select Equity Income Fund



                                      [LOGO OF EVERGREEN FUNDS(SM) APPEARS HERE]

                                                               December 31, 1998
[ARTWORK APPEARS HERE]

                                                                Evergreen Select

                                                             Equity Growth Funds

                                                               Semiannual Report




                                      [LOGO OF EVERGREEN FUNDS/TM/ APPEARS HERE]

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


Letter to Shareholders ..................................................    1
Evergreen Select Core Equity Fund
  Fund at a Glance ......................................................    2
  Portfolio Manager Commentary ..........................................    3
Evergreen Select Diversified Value Fund
  Fund at a Glance ......................................................    5
  Portfolio Manager Commentary ..........................................    6
Evergreen Select Large Cap Blend Fund
  Fund at a Glance ......................................................    8
  Portfolio Manager Commentary ..........................................    9
Evergreen Select Small Cap Growth Fund
  Fund at a Glance ......................................................   11
  Portfolio Manager Commentary ..........................................   12
Evergreen Select Small Company Value Fund
  Fund at a Glance ......................................................   15
  Portfolio Manager Commentary ..........................................   16
Evergreen Select Social Principles Fund
  Fund at a Glance ......................................................   20
  Portfolio Manager Commentary ..........................................   21
Evergreen Select Special Equity Fund
  Fund at a Glance ......................................................   23
  Portfolio Manager Commentary ..........................................   24
Evergreen Select Strategic Growth Fund
  Fund at a Glance ......................................................   27
  Portfolio Manager Commentary ..........................................   28
Evergreen Select Strategic Value Fund
  Fund at a Glance ......................................................   30
  Portfolio Manager Commentary ..........................................   31
Financial Highlights
  Evergreen Select Core Equity Fund .....................................   34
  Evergreen Select Diversified Value Fund ...............................   35
  Evergreen Select Large Cap Blend Fund .................................   36
  Evergreen Select Small Cap Growth Fund ................................   38
  Evergreen Select Small Company Value Fund .............................   39
  Evergreen Select Social Principles Fund ...............................   40
  Evergreen Select Special Equity Fund ..................................   42
  Evergreen Select Strategic Growth Fund ................................   44
  Evergreen Select Strategic Value Fund .................................   45
Schedule of Investments
  Evergreen Select Core Equity Fund .....................................   46
  Evergreen Select Diversified Value Fund ...............................   49
  Evergreen Select Large Cap Blend Fund .................................   51
  Evergreen Select Small Cap Growth Fund ................................   53
  Evergreen Select Small Company Value Fund .............................   55
  Evergreen Select Social Principles Fund ...............................   58
  Evergreen Select Special Equity Fund ..................................   60
  Evergreen Select Strategic Growth Fund ................................   62
  Evergreen Select Strategic Value Fund .................................   64
Statements of Assets and Liabilities ....................................   66
Statements of Operations ................................................   68
Statements of Changes in Net Assets .....................................   70
Combined Notes to Financial Statements ..................................   75

--------------------------------------------------------------------------------
                                Evergreen Funds
--------------------------------------------------------------------------------

Evergreen Funds is one of the nation's fastest growing investment companies with over $50 billion in assets under management.

With over 70 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.


Mutual Funds:  ARE NOT FDIC INSURED    May lose value o Are not bank guaranteed

                          Evergreen Distributor, Inc.
Evergreen(SM) is a Service Mark of Evergreen Investment Services, Inc.

                            Letter to Shareholders
                            ----------------------
                                 February 1999

[PHOTO OF WILLIAM M. ENNIS
   APPEARS HERE]

William M. Ennis

[PHOTO OF DAVID C. FRANCIS
 APPEARS HERE]

David C. Francis, CFA


Dear Shareholders:

We are pleased to provide you the Evergreen Select Equity Funds semiannual report covering the six months ended December 31, 1998.

Increased Market Volatility in 1998

During the year, interest rates declined while inflation was low and investors became concerned about a possible slowdown in economic growth. Despite the volatility that started in July, the market ended on a positive note, as indicated by the Dow Jones Industrial Average posting an 18.1% gain and the S&P 500 returning 28.7% for the 12 months ended December 31, 1998. The financial markets have certainly experienced increased volatility compared to a smoother ride we saw in the past few years, and we anticipate the volatility will continue. We encourage you to take this opportunity to talk to your financial representative and review your investment time horizon to ensure you are on track with your goals.

Introduction of the Euro

On January 1, 1999 eleven European countries adopted the euro as their currency. Currently, the wholesale markets and government and financial sectors have converted to the euro, and new securities will be issued in euro denomination only. Full conversion to the new currency will not be completed until 2002.

At this point it is still unclear how the euro conversion will affect foreign exchange rates, interest rates and the value of European securities, but we believe the potential benefits to globally oriented investors are significant. They include changes in currency risk, increased competition, and a central bank. Foreign exchange risk may decrease for the countries participating in the European Union; however, currency risk associated with rises and declines of the value of the euro versus the dollar will still exist. Most noticeable for investors will be the ability to compare the value of companies across the European Union member countries without having to factor in the effect of fluctuating currencies. Increased competition resulting from deregulation and economic unification may produce a wave of merger and acquisition activity, which could present attractive investment opportunities for those able to identify the companies most inclined to benefit from restructuring. Finally, the European Central Bank, comparable to the U.S. Federal Reserve, will provide European Union countries with a unified monetary policy for the first time.

Year 2000/1/

We have been addressing the Year 2000 issue since February 1996 and have adopted an industry best practices methodology for the project. Our team is on schedule to complete the following milestones: Inventory and Assessment, Remediation, Testing and Contingency. Although Evergreen Funds is striving to identify and correct every issue under our control related to the Year 2000, it would be impossible to guarantee a problem-free transition into the next millennium. Our goal, however, is that our shareholders experience virtually no impact on the products and services we deliver.

Thank you for your continued investment in Evergreen Select Funds.

Sincerely,

[SIGNATURE APPEARS HERE]

William M. Ennis
Managing Director
Evergreen Funds

/s/ David C. Francis, CFA

David C. Francis, CFA
Managing Director
Chief Investment Officer
First Capital Group


1 The information above constitutes Year 2000 readiness disclosure.

--------------------------------------------------------------------------------
                                   EVERGREEN
                            Select Core Equity Fund
--------------------------------------------------------------------------------
                   Fund at a Glance as of December 31, 1998

--------------------------------------------------------------------------------
                               PORTFOLIO PROFILE
--------------------------------------------------------------------------------


                                  Philosophy

Evergreen Select Core Equity Fund utilizes a diversified style of equity management which capitalizes on opportunities in both value- and growth-oriented stocks. In serving the investment needs of individual investors, the Fund remains sensitive to tax implications.


                                   Process

The Fund uses a bottom-up stock selection process, focusing on security fundamentals rather than broad economic forecasts. The Fund is managed using a team approach; investment managers locate attractive holdings using a unique blend of quantitative and traditional fundamental analysis skills.


                                  Benchmark

                                 S&P 500 Index

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS
--------------------------------------------------------------------------------
                                                Class I         Class IS
Average Annual Returns
------------------------------------------------------------------------
6 months                                         0.85%            0.73%
------------------------------------------------------------------------
1 year                                          12.97%           12.74%
------------------------------------------------------------------------
3 years                                         21.90%           21.63%
------------------------------------------------------------------------
5 years                                         17.99%           17.72%
------------------------------------------------------------------------
10 years                                        15.23%           14.95%
------------------------------------------------------------------------
Since Inception                                 15.60%           15.32%
------------------------------------------------------------------------
6-month income distributions per share          $0.45             $0.31
------------------------------------------------------------------------
6-month capital gain distributions per share    $7.83             $7.83
------------------------------------------------------------------------


--------------------------------------------------------------------------------
                               LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

  Date          Select Core Equity           CPI               S & P 500
  ----          ------------------           ---               ---------
12/31/81            1,000,000             1,000,000            1,000,000
12/31/83            1,513,353             1,078,153            1,489,603
12/31/85            2,010,982             1,163,062            2,085,321
12/31/87            2,505,532             1,228,065            2,604,509
12/31/89            3,634,087             1,341,561            3,999,411
12/31/91            4,537,789             1,467,089            5,055,943
12/31/93            5,138,335             1,551,136            5,989,504
12/31/95            6,486,702             1,631,949            8,349,414
12/31/97           10,401,679             1,716,049           13,691,122
12/31/98           11,750,743             1,746,915           17,603,220


Comparison of change in value of a $1,000,000 investment in Evergreen Select Core Equity Fund Class I, the S&P 500 Index and the Consumer Price Index.

Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Class I and IS performance information includes the performance of the fund's predecessor common trust fund for the periods before the Fund's registration statement became effective on 11/21/97. Performance for the common trust fund has been adjusted to include the effect of estimated mutual fund class gross expense ratios at the time the Fund was converted to a mutual fund. If fee waivers and expense reimbursements had been calculated into the mutual fund class expense ratio the average annual total returns would be as follows: Class I--3 years = 21.96%; 5 years = 18.07%; 10 years = 15.32%; and since 12/31/81 = 15.69%. Class IS--3 years = 21.70%; 5 years
= 17.80%; 10 years = 15.05%; and since 12/31/81 = 15.42%. The Class IS share performance for the period from 11/24/97 through 2/4/98 (class inception date) is based upon the historical performance of the Class I shares, and therefore, does not reflect 12b-1 fees. If 12b-1 fees had been included, performance for the Class IS shares for this period would have been lower. Returns of Class I and IS, since their respective commencement of class operations, were 13.68% and 10.04%, respectively. The return for Class IS is cumulative. The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, its performance may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                                   EVERGREEN
                            Select Core Equity Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Commentary


Portfolio Management Team

The Fund is managed by Mark C. Sipe and Hanspeter Giger who have over 31 years of combined investment experience. Their disciplined approach assures consistency of results and superior service.

[PHOTO OF MARK C. SIPE APPEARS HERE]

Mark C. Sipe

[PHOTO OF HANSPETER GIGER APPEARS HERE]

Hanspeter Giger


A Unique Year

The year just ended was one of increased volatility, particularly during the second half. From Asian economic conditions and perceived spillover effects on the domestic economy, to political scandal, U.S. bombings of Iraq, and internet mania, there was more than enough to keep everyone on his or her toes. Keeping pace with the market, as represented by the S&P 500, was the real challenge to investors with diversified portfolios with significant holdings in stocks outside the largest 50 stocks in the S&P 500.

                                   Portfolio
                                Characteristics
                                ---------------

Total Net Assets                        $1,892,837,747
------------------------------------------------------
Number of Issues                                   121
------------------------------------------------------
P/E Ratio                                        30.1x
------------------------------------------------------
Beta                                              1.00
------------------------------------------------------

A Narrow Market Advance

As highlighted in earlier Fund reports, the performance of the largest of the large-capitalization stocks versus all other stocks was a strong theme that continued in the last six months of 1998. This occurred despite a strong but rapidly diminishing rally in smaller stocks, as represented by the Russell 2000 Index, which took place starting in early October and peaked just a month later. For the year, the gap between the dollar-weighted S&P 500 and the equally weighted index was a 21.4% spread, according to information provided by Salomon Smith Barney. To further emphasize the performance disparity, the top 10 S&P stocks by market cap were up over 68% versus the average stock in the index up just under 13% in 1998. During the latter two quarters of the year, that same comparison yielded a 23 percentage point disparity in favor of the S&P Top 10 over the average stock in the S&P 500 Index.

The Fund's Performance

The market cap phenomenon clearly affected the Evergreen Select Core Equity Fund's performance during the first half of its fiscal year, as it delivered a total return of 0.85% compared to the S&P 500's 9.35%. The Fund's performance more closely tracked the average diversified equity fund, as measured by Lipper Analytical Services, although it trailed the yardstick measure of 2.17% for the fiscal period.

An analysis of the Fund's performance indicates that a significant portion of its performance deficit relative to other large-cap-oriented funds was directly attributable to the comparatively lower, dollar-weighted, median market cap of its holdings. This comparison indicates it was not stock selection per se, but underweightings in the portfolio's largest capitalization stocks relative to their weightings in the S&P 500 that accounted for the bulk of the difference in performance in both periods.

--------------------------------------------------------------------------------
                                   EVERGREEN
                            Select Core Equity Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Commentary


                           Top 5 Industry Allocation
                           -------------------------
                         (based on 12/31/98 net assets)

Information Services & Technology                     17.5%
-----------------------------------------------------------
Healthcare Products & Services                        15.7%
-----------------------------------------------------------
Food & Beverage Products                               8.5%
-----------------------------------------------------------
Oil/Energy                                             7.2%
-----------------------------------------------------------
Finance & Insurance                                    6.6%
-----------------------------------------------------------

Sector Activity and Stock Selection

Other factors, namely sector weightings and stock selection, clearly affected the Fund's performance as well. During 1998, the technology, communications services, and healthcare sectors led the market, and those same sectors were also the stars in the Core Equity Fund's fiscal period. These can generally be classified as the "growth" segments of the market.

Focusing specifically on the last two quarters, the dichotomy in performance can be demonstrated in the Fund's holdings, where 13 of the top 20 stocks in the Fund were technology names that were up 54% on average. Further, all but 4 of the top 20 performing stocks came from the best-performing sectors mentioned above, and the average market cap for all of the top 20 names was roughly $59 billion. Lastly, stock selection was a positive contributor in Technology and Communications Services, although not so in Health Care, where the Fund was under-represented in large-cap pharmaceutical company stocks versus the benchmark.

Lagging sectors, which were common to the six-month period and the year, were the generally more mature, or "value" segments, such as basic materials, energy, transportation, and electric utilities. During the final two quarters of the year, those sectors were joined by the financial stocks. Of the poorest performers in the Fund during the same period, 11 of the 20 worst stocks came from 3 of those 4 sectors, with the average stock in that group down 43%. The average market capitalization of those same stocks was under $4 billion, and not much higher for the bottom 20 names at $7 billion. In addition to the poor showings of the sectors themselves, overweighted positions in basic materials and energy also affected the performance of the Fund.

                                Top 10 Holdings
                                ---------------
                         (based on 12/31/98 net assets)

General Electric Co.                                         3.8%
-----------------------------------------------------------------
Coca Cola Co.                                                3.2%
-----------------------------------------------------------------
International Business Machines Corp.                        2.7%
-----------------------------------------------------------------
Phillip Morris Companies, Inc.                               2.4%
-----------------------------------------------------------------
MCI WorldCom, Inc.                                           2.4%
-----------------------------------------------------------------
Intel Corp.                                                  2.3%
-----------------------------------------------------------------
SmithKline Beecham Plc. A DR                                 1.9%
-----------------------------------------------------------------
Du Pont (E.I.) De Nemours & Co.                              1.8%
-----------------------------------------------------------------
Microsoft Corp.                                              1.8%
-----------------------------------------------------------------
Compaq Computer Corp.                                        1.7%
-----------------------------------------------------------------


Looking ahead to 1999

The outlook for the stock market remains challenged by the issues of the day, in particular the resilience of the U.S. economy in the face of difficulties abroad. The direction and relative strength of corporate earnings will remain a key focus for investors. Domestic economic conditions remain sound for now, with interest rates and inflation supportive of continued, modest growth. In late December, we began allocating the Fund's holdings in proportion to their respective weighting within the market indices. We believe that while not changing our stock selection criteria or process, this modification will help overcome the primary factor causing our comparative performance shortfall in the first half of the fiscal year. Thorough research of each equity investment going into the Fund, focusing on business fundamentals as well as valuation will continue to be the focus of our efforts over the long term.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Diversified Value Fund
--------------------------------------------------------------------------------
                    Fund at a Glance as of December 31, 1998

--------------------------------------------------------------------------------
                               PORTFOLIO PROFILE
--------------------------------------------------------------------------------


                                   Philosophy

The Evergreen Select Diversified Value Fund is a core fund with an emphasis on traditional value, utilizing fundamental analysis to determine if a stock is selling at a reasonable valuation level. The Fund seeks to capture the best opportunities in a value universe by emphasizing securities with perceived intrinsic value above current market levels due to temporary or anticipated problems.

                                    Process

Primarily, the Fund invests in undervalued companies using a "bottom-up" approach that concentrates on analyzing security fundamentals rather than broad economic forecasts. The Diversified Value team strives to produce a portfolio that best controls risk and balances a risk/reward relationship.

                                   Benchmark

                                    S&P 500

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS
--------------------------------------------------------------------------------
                                                 Class I         Class IS
Average Annual Returns
6 months                                          -0.10%          -0.25%
-------------------------------------------------------------------------
1 year                                             8.69%           7.15%
-------------------------------------------------------------------------
3 years                                           17.75%          17.19%
-------------------------------------------------------------------------
5 years                                           17.11%          16.78%
-------------------------------------------------------------------------
Since Inception                                   16.37%          16.16%
-------------------------------------------------------------------------
6-month income distributions per share            $0.13           $0.08
-------------------------------------------------------------------------
6-month capital gain distributions per share      $0.65           $0.65
-------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

  Date       Select Diversified Value         CPI               S & P 500
  ----       ------------------------         ---               ---------
 1/31/91            1,000,000              1,000,000            1,000,000
12/31/91            1,211,029              1,024,510            1,250,238
12/31/92            1,311,716              1,053,923            1,345,474
12/31/93            1,439,063              1,083,202            1,481,090
12/31/94            1,468,867              1,112,184            1,500,655
12/31/95            1,941,881              1,139,636            2,064,651
12/31/96            2,314,959              1,178,306            2,538,595
12/31/97            2,916,951              1,198,366            3,385,553
12/31/98            3,170,531              1,219,921            4,352,940

Comparison of change in value of a $1,000,000 investment in Evergreen Select Diversified Value Fund Class I, the S&P 500 Index and the Consumer Price Index.

Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Class I shares' historical performance, prior to 1/22/98, is that of the original Evergreen Value Fund Class Y. Class IS shares' historical performance, prior to 1/22/98, is that of the original Evergreen Value Fund Class Y, and subsequently reflects that of the original Class I shares and does not reflect 12b-1 fees. If 12b-1 fees had been included, performance for the Class IS shares for these periods would have been lower. Returns of Class I and IS, since their respective commencement of class operations, were 10.61% and -2.43%, respectively. These returns are cumulative. Index returns do not reflect expenses, which have been deducted from the Fund's return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                                  EVERGREEN
                         Select Diversified Value Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Commentary


Portfolio Management Team

Jack Gray, Steve Hoeft, and Eric Teal, who have a combined 49 years of investment experience, manage the Evergreen Select Diversified Value Fund. The team employs rigorous fundamental analysis combined with a disciplined quantitative approach to seek superior results and adherence to risk/reward objectives.

[PHOTO OF JACK GRAY APPEARS HERE]

Jack Gray

[PHOTO OF STEVE HOEFT APPEARS HERE]

Steve Hoeft

[PHOTO OF ERIC TEAL APPEARS HERE]

Eric Teal

A Challenging Market Environment

It was extremely difficult for active strategies to outperform passive strategies in 1998. Market leadership has been narrowing since the profit cycle peaked in early 1995; in fact, the actual market-cap weighted S&P 500 index outperformed the equal-weighted index by over 1500 basis points in 1998, the largest margin since the "Nifty Fifty" period of the early-1970's. Despite strong performance from the popular market indices, the average stock declined during the year and the secondary averages were flat or negative.

Moreover, growth funds significantly outperformed value funds during this period. This phenomenon is rather typical during a profit recession since only a few growth companies are able to maintain their growth rates and, thus, these stocks become too expensive for value funds, because by definition value managers are contrarian and comparison shoppers. The profit cycle has been decelerating since 1995 and growth has outperformed value during this period.

                                   Portfolio
                                Characteristics

Total Net Assets                                   $685,878,000
---------------------------------------------------------------
Number of Issues                                             70
---------------------------------------------------------------
P/E Ratio                                                 23.6x
---------------------------------------------------------------
Beta                                                       0.99
---------------------------------------------------------------


Fund Performance

For the six-month period, the Evergreen Diversified Value Fund posted a net return of -0.1% versus 9.2 % for the S&P 500. The six months were broken into two distinctly different periods: in the first three months, the Fund declined -16.3% versus the -10.3% decline for the S&P 500; and during the final three months, the Fund returned +19.3% versus +21.3% for the index. The majority of the underperformance occurred during the market correction in the third calendar quarter. Lagging performance was due primarily to our defensive portfolio posture-during a period when higher-risk strategies were rewarded-and underweighting in the technology sector, rather than poor stock selection or sector weighting. During the final three months, the Fund equaled or exceeded the benchmark until the strong technology rally in December.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Diversified Value Fund
--------------------------------------------------------------------------------
                         Portfolio Manager Commentary


                           Top 5 Industries
                           ----------------
                    (based on 12/31/98 net assets)

Healthcare Products & Services                             13.2%
----------------------------------------------------------------
Food & Beverage Products                                   10.9%
----------------------------------------------------------------
Information Services & Technology                          10.4%
----------------------------------------------------------------
Banks                                                       7.2%
----------------------------------------------------------------
Finance & Insurance                                         7.1%
----------------------------------------------------------------

Stock Selection and Sector Weighting

Although the Fund's absolute performance was below the market, we hope the positive stock selection trends of the fourth quarter carry into 1999. Ironically, some of the Fund's worst performing stocks during the third quarter of 1998 were the best performers in the fourth. Fortunately, we stuck with our discipline and did not capitulate in the troughs; we enjoyed the rise back up with Chase Manhattan and Bankers Trust, up 66% and 47%, respectively, after declining 43% and 48% during the third quarter. Similarly, within the technology area electronics maker Tellabs declined 44% during the third quarter, but adherence to our discipline and strategy allowed us to view this decline as an opportunity to increase the position and enjoy a 72% fourth quarter return.

From a sector standpoint, negative impacts to performance came from two major areas: energy and health care. Positions in offshore oil-drillers negatively impacted results as crude prices declined to a twelve-year low and oil exploration and capital spending significantly declined. The Fund's overweight in health care also penalized results during the quarter as HMOs around the nation face Congressional cutbacks in Medicare reimbursements enacted last summer. The Fund's technology positions in Nokia and Sun Microsystems, however, appreciated significantly during the six months, up 65% and 97%, respectively.

                              Top 10 Holdings
                              ---------------
                      (based on 12/31/98 net assets)

General Electric Co.                                               3.9%
-----------------------------------------------------------------------
Pfizer, Inc.                                                       3.7%
-----------------------------------------------------------------------
Microsoft Corp.                                                    3.4%
-----------------------------------------------------------------------
International Business Machines Corp.                              3.4%
-----------------------------------------------------------------------
Tyco International Ltd.                                            3.3%
-----------------------------------------------------------------------
GTE Corp.                                                          3.3%
-----------------------------------------------------------------------
Bestfoods                                                          2.8%
-----------------------------------------------------------------------
Cisco Systems, Inc.                                                2.7%
-----------------------------------------------------------------------
Procter & Gamble Co.                                               2.7%
-----------------------------------------------------------------------
Houston Industries, Inc.                                           2.6%
-----------------------------------------------------------------------

Outlook

The robust performance of the S&P 500 was concentrated in the largest-cap growth companies; thus, value managers suffered. This trend should reverse when the profit cycle begins to accelerate and growth becomes plentiful; then value should begin to outperform. The Fund, although diversified, with over 70 stocks, has over 32% invested in the top 10 picks. Currently, the Fund does own some of the largest growth technology companies like Microsoft and Cisco, as well as the tried-and-true blue chips like General Electric and IBM. Past performance will be a frail guide to future performance, and the Fund is now well positioned to capture the return from both the value and growth sectors. Overall, the Fund maintains its tilt toward value and continues to maintain defensive characteristics with a below market beta and an overweighting in the more defensive industries such as utilities and consumer staples. We believe the Fund should perform well in most market environments.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Select Large Cap Blend Fund
--------------------------------------------------------------------------------
                   Fund at a Glance as of December 31, 1998

--------------------------------------------------------------------------------
                               PORTFOLIO PROFILE
--------------------------------------------------------------------------------


                                  Philosophy

Evergreen Select Large Cap Blend Fund invests in large and mid-sized U.S. companies, blending those that display both value- and growth-oriented characteristics. This philosophy holds that value and growth stocks tend to be countercyclical, outperforming the broad market at different times. Diversification between the two approaches tends to provide less volatile investment results over time.

                                    Process

Research and stock selection focus on companies of sound financial quality which have strong management teams and maintain competitive leadership positions within their respective industries. These companies are identified using a fundamental, bottom-up stock selection process which is research-intensive.

                                   Benchmark

                                 S&P 500 Index

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS
--------------------------------------------------------------------------------
                                               Class I    Class IS     Class IC
Average Annual Returns
--------------------------------------------------------------------------------
6 months                                         1.05%       0.93%        1.05%
--------------------------------------------------------------------------------
1 year                                          11.83%      11.60%       11.83%
--------------------------------------------------------------------------------
3 years                                         24.39%      24.14%       24.39%
--------------------------------------------------------------------------------
5 years                                         20.55%      20.28%       20.55%
--------------------------------------------------------------------------------
Since Inception                                 20.55%      20.28%       20.55%
--------------------------------------------------------------------------------
6-month income distributions per share          $0.22       $0.17        $0.22
--------------------------------------------------------------------------------
6-month capital gain distributions per share    $5.18       $5.18        $5.18
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                               LONG TERM GROWTH
--------------------------------------------------------------------------------

  Date         Select Large Cap Blend             CPI           S & P 500
  ----         ----------------------             ---           ---------
12/31/93             1,000,000                 1,000,000        1,000,000
12/31/94               947,696                 1,026,756        1,013,210
12/31/95             1,322,476                 1,052,099        1,394,008
12/31/96             1,746,010                 1,087,799        1,714,004
12/31/97             2,276,496                 1,106,318        2,285,852
12/31/98             2,545,662                 1,126,217        2,939,011

Comparison of change in value of a $1,000,000 investment in Evergreen Select Large Cap Fund Class IC, the S&P 500 Index and the Consumer Price Index.

Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Classes I, IC and IS performance information includes the performance of the Fund's predecessor common trust fund for the periods before the Fund's registration statement became effective on 11/21/97. Performance for the common trust fund has been adjusted to include the effect of estimated mutual fund class gross expense ratios at the time the Fund was converted to a mutual fund. If fee waivers and expense reimbursements had been calculated into the mutual fund class expense ratio, the total returns would be as follows: Class I--3 years = 24.46%; 5 years = 20.64%; and since 12/31/93 = 20.64%. Class IC--3 years = 24.47%; 5 years = 20.64%; and since
12/31/93 = 20.64%. Class IS--3 years = 24.21%; 5 years = 20.37%; and since
12/31/93 = 20.37%. The Class I share performance for the period from 11/24/97 through 12/19/98 (class inception date) is based upon the historical performance of the Class IC shares. The Class IS share performance for the period from 11/24/97 through 3/11/98 (class inception date) is based upon the historical performance of the Class IC shares and therefore does not reflect 12b-1 fees. If 12b-1 fees had been included, performance for the Class IS shares for this period would have been lower. Returns of Class I, IC and IS, since their respective commencement of class operations, were 14.39%, 12.97% and 3.12%, respectively. The return for Class IS is cumulative. The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, its performance may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Select Large Cap Blend Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Commentary


Portfolio Management Team

The Evergreen Select Large Cap Blend Fund is managed by a team of 4 portfolio managers with over 90 years of combined investment experience. The team-oriented approach incorporates multiple perspectives to identify the most attractive opportunities in the market and ensures adherence to the style-specific objectives.

[PHOTO OF ERIC WIEGAND APPEARS HERE]

[PHOTO OF DARRYL BROWN APPEARS HERE]

[PHOTO OF STEVE HOEFT APPEARS HERE]

[PHOTO OF DEAN HAWES APPEARS HERE]

Performance

For the six months ended December 31, 1998, the Evergreen Select Large Cap Blend Fund Class I shares' 1.05% total return trailed the 9.35% return for the S&P 500 Index. Underlying the six-month returns were two distinctly different periods. The Fund fell sharply, -15.3%, during the first three months before rebounding sharply, up 19.3%, during the final three months.

The stock market's overwhelming growth bias combined with our reluctance as managers to emphasize highly valued, growth-oriented companies was primarily responsible for lagging performance during the six months, as high-expectation, mega-cap, and typically expensive growth stocks, continued to dominate the market.

                        Portfolio
                     Characteristics
                     ---------------

Total Net Assets                          $511,226,714
------------------------------------------------------
Number of Issues                                    53
------------------------------------------------------
P/E Ratios                                         26x
------------------------------------------------------
Beta                                              1.03
------------------------------------------------------


Portfolio Adjustments

Within the portfolio's healthcare weighting, which increased modestly during the six months, we sold SmithKline Beecham and purchased Warner Lambert, a diversified and somewhat more recession-proof pharmaceutical company whose product line-up includes Lipitor, Sudafed, Listerine and Rolaids. We sold mutual fund firm T. Rowe Price after a solid run-up in price and used the proceeds to purchase Fannie Mae, a financially strong, high-growth opportunity selling at an attractive valuation.

From a sector standpoint, we have continued to de-emphasize energy and basic material stocks. Both of these industries are experiencing tough times as energy companies have been hurt by plummeting oil prices while basic material stocks, we feel, may continue to struggle amid the global economic slowdown.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Select Large Cap Blend Fund
--------------------------------------------------------------------------------
                         Portfolio Manager Commentary


                 Top 5 Industry Allocation
-----------------------------------------------------------
               (based on 12/31/98 net assets)

Healthcare Products & Services                        15.9%
-----------------------------------------------------------
Information Services & Technology                     12.5%
-----------------------------------------------------------
Banks                                                 10.2%
-----------------------------------------------------------
Finance & Insurance                                    7.8%
-----------------------------------------------------------
Communications Systems & Services                      6.6%
-----------------------------------------------------------

Sector Activity

The Fund's exposure to communication services stocks had a positive impact on performance during the period, as Century Telephone and MCI Worldcom posted six-month returns of 47% and 48%, respectively. Finance companies were especially affected by international turmoil in the opening months before rebounding markedly in the final three months. The Fund's exposure to the financial industry includes companies such as Mellon Bank, Fleet Financial and Merrill Lynch.

The portfolio's strong technology weighting reflects our favorable long-term outlook for this industry. As companies turn to technological solutions to increase productivity (and profits), technology has emerged as the prominent high-growth sector, a trend that we expect to continue. Within this area, we purchased IBM--the quintessential mega-cap, highly visible technology company-- at roughly $124 in early October and watched it soar past $180 by year-end. Other strong technology performers during the fiscal period include Cisco Systems and Intel, which posted total returns of 51% and 60%, respectively.

                             Top 10 Holdings
                             ---------------
                      (based on 12/31/98 net assets)


Microsoft Corp.                                                       3.7%
--------------------------------------------------------------------------
General Electric Co.                                                  3.5%
--------------------------------------------------------------------------
Compaq Computer Corp.                                                 3.4%
--------------------------------------------------------------------------
Cisco Systems, Inc.                                                   3.4%
--------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                              3.3%
--------------------------------------------------------------------------
MCI WorldCom, Inc.                                                    3.2%
--------------------------------------------------------------------------
Tyco International Ltd.                                               2.9%
--------------------------------------------------------------------------
Johnson & Johnson                                                     2.8%
--------------------------------------------------------------------------
Pfizer, Inc.                                                          2.7%
--------------------------------------------------------------------------
GTE Corp.                                                             2.6%
--------------------------------------------------------------------------


Looking Ahead to 1999

Going forward, we anticipate a volatile investing environment as the effects of the global economic crisis continue to filter back to U.S. financial markets. We feel the portfolio is well positioned, however, for the current economic climate. Adjustments made over the past several months have created a portfolio with a growth rate substantially higher than the S&P 500, while simultaneously enjoying attractive valuation levels--the Fund's price-to-earnings ratio is in line with the index, while the portfolio's price-to-book ratio is at a meaningful discount.

The portfolio will continue to emphasize industries that we believe are poised for growth due to favorable underlying economic themes: sectors such as healthcare and technology. Consistent with our long-term, bottom-up investment strategy, the Fund will emphasize well-managed, industry-dominant companies with reasonable valuation levels that demonstrate the ability to meet-and exceed-earnings expectations.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Small Cap Growth Fund
--------------------------------------------------------------------------------
                    Fund at a Glance as of December 31, 1998

--------------------------------------------------------------------------------
                               PORTFOLIO PROFILE
--------------------------------------------------------------------------------


                                   Philosophy

The Fund seeks to provide shareholders with long-term growth of capital by investing in small company stocks. We believe that the risk associated with smaller company stocks can be managed effectively by diversification and careful attention to valuation.

                                    Process

The Fund manager uses a fundamental, bottom-up stock selection process which is research-intensive. The Fund generally invests in stocks of companies which have market capitalization of $1 billion or less and above average long-term growth rates. Our research process identifies buying opportunities in small company stocks of high-quality companies that have a competitive advantage, are growth-oriented, and are reasonably valued.

                                   Benchmark

                           Russell 2000 Growth Index

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS
--------------------------------------------------------------------------------
                                                                Class I
Performance Inception Date                                     12/30/95
-----------------------------------------------------------------------
Average Annual Returns
-----------------------------------------------------------------------
6 months                                                        -4.03%
-----------------------------------------------------------------------
1 year                                                           2.21%
-----------------------------------------------------------------------
3 years                                                          9.85%
-----------------------------------------------------------------------
Since Inception                                                  9.82%

6-month capital gain distributions per share                    $0.02


-----------------------------------------------------------------------
                                LONG TERM GROWTH
-----------------------------------------------------------------------

  Date         Select Small Cap Growth             CPI          Russell 2000
  ----         -----------------------             ---          ------------
12/31/95             1,000,000                 1,000,000         1,000,000
 6/30/96             1,148,000                 1,021,174         1,103,599
12/31/96             1,204,471                 1,033,932         1,164,945
 6/30/97             1,231,868                 1,045,015         1,283,778
12/31/97             1,296,802                 1,051,534         1,425,436
 6/30/98             1,381,010                 1,062,616         1,495,657
12/31/98             1,325,415                 1,070,448         1,389,114

Comparison of change in value of a $1,000,000 investment in Evergreen Select Small Cap Growth Fund, Class I, the Russell 2000 Index and the Consumer Price Index.




Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Russell 2000 Growth Index is an unmanaged index and does not include transaction costs associated with buying and selling securities or any management fees.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Small Cap Growth Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Commentary


Portfolio Management

The Evergreen Select Small Cap Growth Fund is managed by Thomas L. Holman. Mr. Holman is a member of the Small Cap Growth Team at Evergreen Investment Management Co., where he manages the Fund and separately managed, small-cap growth accounts. His research responsibilities are focused on telecommunication service companies. Prior to joining Evergreen in 1997, Mr. Holman was a portfolio manager and securities analyst at Invista Capital Management. He developed quantitative models and had co-management responsibility for several small- and mid-cap portfolios. As an analyst, he was a generalist, covering a wide variety of industries, including technology, telecommunications equipment, media services, basic industry, consumer staples and retail. Mr. Holman received both his B.S. and M.B.A degrees from Iowa State University.

[PHOTO OF TOM HOLMAN APPEARS HERE]

Performance

The Evergreen Select Small Company Growth Fund had a total return of -4.03% during the six-month period that ended on December 31, 1998. This was consistent with the performance of the Russell 2000 Growth Index, a commonly used benchmark for small company growth stock performance, which had a return of -4.01% during the same six-month period.


                           Portfolio
                        Characteristics
                        ---------------

Total Net Assets                                  $66,641,069
-------------------------------------------------------------
Number of Issues                                           66
-------------------------------------------------------------
P/E Ratios                                              38.3x
-------------------------------------------------------------
Beta                                                     1.35
-------------------------------------------------------------


Environment

The six months were composed of two, distinct and sharply contrasting periods for small company stocks: uncertainty and falling prices in the first three months; and renewed confidence and a strong rally during the second three months.

The July-September period was characterized by concerns that the problems in Asia, Russia and Latin America could send the global economy into a tailspin. These worries caused the U.S. small company stock market to suffer its worst price loss in 20 years. The Russell 2000 Growth Index lost 22.4% of its value in the three-month period of July through September.

The October-December period marked a reversal, and the small company stock market surged, propelled principally by the Federal Reserve's three successive cuts in short-term interest rates, followed by similar actions by European monetary authorities. These actions calmed the fears that a global recession could occur and set the stage for the dramatic rebound in stock prices, including small company stock prices. The Russell 2000 Growth Index rebounded with a 23.64% return during the three months, and the Fund did even better, with a 25.29% return.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Small Cap Growth Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Commentary


Strategy

In the summer and through most of the fall, we focused on investments in domestic companies, particularly in defensive industries that were least likely to be affected by the problems that began in Asia. We invested in education companies, advertising firms, and health care companies. Within the broad technology sector, we avoided any company with an Asian exposure. As values were created by the market correction in the third quarter, we built the Fund's technology position back up, first investing in companies that were not affected by Asia. Among the technology companies in which we invested during this period was PMC Sierra, a communications semi-conductor manufacturer. Its total return during the fourth quarter was 98%. In addition, we invested in two semi-conductor equipment companies. PRI Automation had a 108% return for the Fund in the fourth quarter, and Asyt Technology had a 191% return during the same three months. When the market started to turn positive, it appeared that semi-conductor-related companies were especially attractive. While their stock prices had been pummeled as a result of fears about Asia, the prospects for the industry were turning very positive because of low inventories and strong demand.

                          Top 5 Industries
                          ----------------
                   (based on 12/31/98 net assets)

Information Services & Technology                         20.2%
---------------------------------------------------------------
Electrical Equipment & Services                            8.1%
---------------------------------------------------------------
Education                                                  8.0%
---------------------------------------------------------------
Healthcare Products & Services                             7.3%
---------------------------------------------------------------
Telecommunication Services & Equipment                     6.8%
---------------------------------------------------------------

We also maintained investments in European fiber companies that were benefiting from the expansion in the telecommunications industry on the Continent. One investment, Esprit, which we discussed in the June 30 Annual Report, was purchased at prices ranging from $14 to $17 per share. On December 31, its stock was trading at $47 per share as a result of its pending acquisition by Global Telesystems Group.

When discussing technology, it is hard to avoid mentioning the Internet stocks, which have dominated headlines in the popular press because of the explosive, short-term performance of several stocks. While the huge returns generated by these highfliers can be seductive, these returns come with significant risk. We believe the Internet is a viable means of doing business and will have a significant effect on consumer and business behavior; however, we also believe the stock prices of some companies are extreme. In managing this Fund, we have focused on companies that facilitate web-based activities in general, rather than companies relying on the popularity of one web site. Two investments illustrate this focus. Exodus Communications creates and operates websites for other businesses to use. During the fourth quarter, this stock rose 163%. Another example is Broadvision. This company produces the software that allows other companies to conduct financial transactions over the Internet in a safe environment. This company's stock rose 203% during the fourth quarter. We like both these companies because they have clear business plans and provide products and services that add discernible value to their clients.

In the defensive industries such as education and healthcare, we have tried to find companies with strong positions in their market niches and demonstrated earnings growth. Strayer Education, which operates colleges granting associates and bachelors degrees in the Washington, D.C., area, is a good example. This is a very profitable business with long-term revenue and profit outlooks that are easy to

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Small Cap Growth Fund
--------------------------------------------------------------------------------

                          Portfolio Manager Commentary


forecast. Another example is Xomed, in the medical equipment field. This company produces devices used in ear, nose and throat surgery. It is dominant in its field and continues to demonstrate good growth.

The Fund had very strong performance from three companies in particular in the healthcare field. They were Chatten, which provides over-the-counter pharmaceuticals and personal care products; Barr Labs, a generic drug manufacturer; and MiniMed, which provides diabetes management products.

Outlook

We see very strong potential in the small company stock market, even as we are aware of the risks both from emerging markets and from optimism about domestic stocks in general.

During the fourth quarter of 1998, small company stocks and large company stocks performed very closely to each other. As a result, the valuation discrepancies that existed at the end of the third quarter are still in effect. On a price/earnings basis, small company stocks are as low as they have been for the past 20 years in relation to large company stock prices. At the same time, many small companies are sustaining their earnings growth. In contrast, larger companies are more likely to face the prospect of a slowdown in earnings growth. These larger companies are more likely to be affected by a slowing of global economic growth, and they may be less likely to wring earnings improvements from the productivity enhancements that have helped them in the last several years. As investors seek out growth, we think the prices of small company stocks may prove to be very attractive.


                                Top 10 Holdings
                                ---------------
                         (based on 12/31/98 net assets)

Electronics for Imaging, Inc.                                           2.8%
--------------------------------------------------------------------------------
Chattem, Inc.                                                           2.7%
--------------------------------------------------------------------------------
SIS Bancorp, Inc.                                                       2.4%
--------------------------------------------------------------------------------
Career Education Corp.                                                  2.4%
--------------------------------------------------------------------------------
Sipex Corp.                                                             2.3%
--------------------------------------------------------------------------------
Delphi Financial Group, Inc.                                            2.3%
--------------------------------------------------------------------------------
Choicepoint, Inc.                                                       2.3%
--------------------------------------------------------------------------------
Scotts Co. (The)                                                        2.2%
--------------------------------------------------------------------------------
Maximus, Inc.                                                           2.2%
--------------------------------------------------------------------------------
Astec Industries, Inc.                                                  2.1%
--------------------------------------------------------------------------------

Small capitalization investing typically carries additional risks since small companies generally have a higher risk failure. Although it may offer the potential for greater long term results, it may also result in greater price volatility.

--------------------------------------------------------------------------------
                                   EVERGREEN
                        Select Small Company Value Fund
--------------------------------------------------------------------------------

                    Fund at a Glance as of December 31, 1998

--------------------------------------------------------------------------------
                               PORTFOLIO PROFILE
--------------------------------------------------------------------------------

                                   Philosophy

The Evergreen Select Small Company Value Fund seeks capital appreciation by investing in little-known and relatively small companies. This requires a significant commitment to independent research by Evergreen's team of 18 analysts, who have an average 16 years' professional experience. The management team seeks to identify small companies that are favorably priced and have both entrepreneurial managements and catalysts for growth. The investment discipline pays special attention to valuations and diversification by industry and company to reduce the volatility associated with small cap stocks.

                                    Process

The Fund's management team uses an intensive research process to assemble a diversified stock portfolio of small companies that:

  .  Are potential merger and acquisition candidates;

  .  Have promising new products that can cause a dramatic change in earnings;

  . Are "value-timing" candidates because, while their stock may be temporarily out of favor, they offer the potential of good, long-term appreciation;

  .  Can benefit from re-structuring programs of management.

                                   Benchmark

                                  Russell 2000

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS
--------------------------------------------------------------------------------
                                                                Class I
Average Annual Returns
--------------------------------------------------------------------------------
6 months                                                        -12.24%
--------------------------------------------------------------------------------
1 year                                                          -13.21%
--------------------------------------------------------------------------------
Since Inception                                                 -10.87%
--------------------------------------------------------------------------------
6-month income distribution per share                            $0.02
--------------------------------------------------------------------------------
6-month capital gain distributions per share                     $0.03
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

  Date        Select Small Co Value           CPI            Russell 2000 Value
  ----        ---------------------           ---            ------------------
12/31/97             1,000,000              1,000,000             1,000,000
 2/28/98             1,025,174              1,003,700             1,041,300
 4/30/98             1,074,818              1,007,400             1,088,900
 6/30/98               989,078              1,010,500             1,044,400
 8/31/98               752,604              1,013,000               811,800
10/31/98               806,675              1,015,500               883,100
12/31/98               867,941              1,018,000               935,500

Comparison of change in value of a $1,000,000 investment in Evergreen Select Small Company Value Fund Class I, the Russell 2000 Value Index and the Consumer Price Index.






Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Russell 2000 Index is an unmanaged index and does not include transaction costs associated with buying and selling securities, or any management fees.

--------------------------------------------------------------------------------
                                   EVERGREEN
                        Select Small Company Value Fund
--------------------------------------------------------------------------------

                         Portfolio Manager Commentary


Portfolio Management Team

Nola Maddox Falcone heads the management team of the Evergreen Select Small Company Value Team, which also includes Constance Unger (not pictured) and Peter
J. Kovalski. Nola M. Falcone is President and Co-Chief Executive Officer of Lieber & Co. and Evergreen Asset Management Corp., with more than 30 years' experience. Constance Unger joined Lieber and Co. as an analyst in 1998, with a total of 12 years' experience in value investing. Previously, she served at Segall Bryant & Hamill Investment Counselors, Society Asset Management and Bankers Trust Co. Peter J. Kovalski, CFA, joined Lieber & Co as an analyst in 1992. Previously, he was an analyst with International Assets Advisory Corp., Williams Securities Group, Inc., Ryan Beck & Co., and Ayco/American Express.

[PHOTO OF NOLA MADDOX APPEARS HERE]

Nola Maddox
Falcone, CFA

[PHOTO OF PETER J. KOVALSKI APPEARS HERE]

Peter J. Kovalski, CFA

Performance

The Evergreen Select Small Company Value Fund had a total return of -12.24% during the six-month period that ended on December 31, 1998. For the same six-month period, the Russell 2000 Value Index, an index of small company value stocks, had a return of -10.45%.

We attribute this underperformance to our small cap bias relative to the Russell 2000 Value Index; our overweighted position in the weak energy sector, which we continued to reduce to an equal weighting by December 31, 1998; and a slight overweight in the banks and financial services sector which performed below average.

These returns were realized during a period in which large-company growth stocks rose to high valuations in terms of price/earnings ratios while small company value stocks tended to be ignored by many investors. We believe, however, that this period created the conditions that play to the strength of Evergreen Asset
Management: finding value in overlooked securities. As we shall discuss in the "Outlook" section, we believe we have had a great opportunity to acquire some highly attractive, well managed companies with good earnings whose stocks were overlooked because of the popularity of large company stocks.

                                   Portfolio
                                Characteristics
                                ---------------

Total Net Assets                                     $98,112,412
----------------------------------------------------------------
Number of Holdings                                           147
----------------------------------------------------------------
P/E Ratio                                                  14.2x
----------------------------------------------------------------

--------------------------------------------------------------------------------
                                   EVERGREEN
                        Select Small Company Value Fund
--------------------------------------------------------------------------------

                          Portfolio Manager Commentary


Portfolio Structure

During the six-month period, the Fund's managers saw extremely attractive values in the technology sector. We were able to acquire a number of attractive technology companies at relatively low prices. These values were created by a business slowdown and a worldwide financial crisis, which caused a sharp correction in technology stocks in general, especially among companies in semi-conductor-related and personal computer-related areas. These values were especially evident in the third and fourth quarters of 1998, when the Fund increased its emphasis on technology. Among the strong performers were:

 . Altron, which provides electronic contract manufacturing services to other companies. Sanmina, a larger contract manufacturer, acquired Altron in December, producing a 75.1% return for the Fund during the six-month period.

 . Orbital Sciences, which makes satellite-launching and satellite-tracking systems. The Fund invested in this company in September, and by December 31, the investment had produced a 123.3% gain for the Fund.

                                Top 5 Industries
                                ----------------
                         (based on 12/31/98 net assets)

Finance & Insurance                                           10.0%
-------------------------------------------------------------------
Building, Construction & Furnishings                           9.6%
-------------------------------------------------------------------
Banks                                                          9.3%
-------------------------------------------------------------------
Consumer Products & Services                                   9.2%
-------------------------------------------------------------------
Retailing & Wholesale                                          7.6%
-------------------------------------------------------------------


The housing industry, which we highlighted in our last annual report for the Fund, continued to provide opportunities, especially for the growing retirement and first-time homeowner markets. Among the varied housing-related investments that have already produced strong returns for the Fund are:

 . Monaco Coach, manufacturer of recreational vehicles, which posted a return for the fund of 36% during the six-month period.

 . D.R. Horton, a manufacturer of single-family homes especially for first-time buyers, returned 10% during the six months.

 . CMAC, a mortgage insurance company, which was added to the Fund in September, provided a 17.1% return by year's end.

The Fund also maintained an emphasis on the financial sector, although this sector lagged the market for the six-month period. We believe the under-performance of the sector during the six months will turn out to be a temporary situation, as recession fears abate and merger-and-acquisition activity resumes. Among the newer investments in the financial sector were:

 . Pacific Century Financial Corp. In August, the Fund purchased this company, formerly known as the Bancorp Hawaii, taking advantage of a very attractive value created by investor concerns about the effects of the Asian crisis on Hawaii. By December, the investment had produced a return of 56.2% for the Fund.

 . Waddell and Reed Financial, a smaller mutual fund and money management company, added to the portfolio in August. By December 31, the investment had produced a return of 41%.

 . American Bankers Insurance Company, purchased in December. This company, which has strong management and good growth, returned 8.5% for the Fund despite being in the portfolio for less than a month.

--------------------------------------------------------------------------------
                                   EVERGREEN
                        Select Small Company Value Fund
--------------------------------------------------------------------------------

                          Portfolio Manager Commentary

Healthcare companies also presented appealing opportunities during the six-month period. Among the companies management added to the portfolio were:

 . Visx, which produces laser systems for corrective eye surgery. Added to the Fund's portfolio in October, this company produced an 81.5% return by December 31.

 . Care Matrix, which operates very high quality, assisted-living centers for the aging. The Fund invested in Care Matrix on October 28. By December 31, the investment had produced a return of 46.3%.

 . Exactech, which manufactures implant devices and surgical instruments for orthopedic surgery. This investment produced a 67.4% return for the Fund during the six months.

In light of the market volatility, the Fund managers made timely investments during the period in classic defensive industries, including consumer goods and utilities. Among those investments were:

 . Performance Food Group, a distributor of high-quality packaged food products to such institutions as restaurants, cafeterias and hotels, had a return of 34.4% during the six-month period.

 . J.M. Smuckers, Co., manufacturer of jams and jellies, had a return of 15.3% since being added to the Fund's portfolio on October 28.

 . Central Hudson Gas & Electric Company, based in New York State, had a return of 10.6% since being added to the portfolio on November 27.

Other investments that positively contributed during the six months included:

 . Sonic Automotive, Inc., which consolidates automobile dealerships. Based in Charlotte, N.C., this company produced a return of 102.5% for the Fund during the six months.

 .  Prime Hospitality, which owns and operates lodging chains for extended stay.
   This stock had been hurt by fears of a possible recession. The investment returned 21.4% for the Fund since being added to the portfolio on November 30.

 . CompX International, which produces ergonomic devices for offices, had a return of 21.5% for the six months.

During the six-month period, seven companies in the Fund were acquired by other companies, and three other companies were the subjects of merger-and-acquisition announcements. Depuy Inc. was acquired by Johnson & Johnson; Cliffs Drilling Co. was acquired by R&B Falcon; and Sanmina Corp. purchased Altron Inc. In addition, Camco International was acquired by Schlumberger; Dime Financial Corp. was acquired by Hubco Inc.; Beverly Bancorporation was acquired by St. Paul Bancorp Inc.; and Maryland Federal Bancorp Inc. was acquired by BB&T. Pending were:
P.N.B. Financial, which is to be acquired by Western Bank Corporation; Interstate Johnson Lane Inc., a regional brokerage firm based in Charlotte, N.C., which is to be acquired by Wachovia Bank; and St. John Knits, a high-end women's apparel manufacturer, which has a pending offer to be taken private.

--------------------------------------------------------------------------------
                                   EVERGREEN
                        Select Small Company Value Fund
--------------------------------------------------------------------------------

                          Portfolio Manager Commentary


                                Top 10 Holdings
                                ---------------
                         (based on 12/31/98 net assets)

Sanmina Corp.                                                         2.1%
--------------------------------------------------------------------------
Fair Isaac & Co. Inc.                                                 1.9%
--------------------------------------------------------------------------
SMART Modular Technologies, Inc.                                      1.8%
--------------------------------------------------------------------------
Sonic Automotive, Inc.                                                1.8%
--------------------------------------------------------------------------
Arvin Industries, Inc.                                                1.7%
--------------------------------------------------------------------------
Morgan Keegan, Inc.                                                   1.6%
--------------------------------------------------------------------------
American Bankers Insurance Group, Inc.                                1.5%
--------------------------------------------------------------------------
Lancaster Colony Corp.                                                1.5%
--------------------------------------------------------------------------
Genlyte Group, Inc.                                                   1.4%
--------------------------------------------------------------------------
Visx, Inc.                                                            1.4%
--------------------------------------------------------------------------

Outlook

The second half of 1998 continued to be a struggle generally for performance in small company stocks, especially value issues. The Fund managers believe, however, that the portfolio contains healthy companies, many with double-digit earnings growth records, that have been purchased at attractive prices. The economic conditions and relative values of small company stocks are as favorable as they were prior to the rallies in 1967-68, 1975-76 and 1991-92, when small companies led the equity markets. We believe we may be at a point in which the small company stock market is poised to rally again because of a confluence of positive factors, including:

 . The easing of the money supply following three successive cuts in short-term interest rates by the Federal Reserve;

 . The superior earnings growth of small companies over large companies for the last six calendar quarters;

 . Extremely low valuations of small company stocks in relation to large-company stocks--the lowest relative values in 20 years.

 . The ability of large companies to improve their earnings growth by buying fast-growing smaller companies at attractive prices.

While no one can predict the future direction of markets with any certainty, we think the potential for superior small cap performance is strong.

Small capitalization investing typically carries additional risks since small companies generally have a higher risk failure. Although it may offer the potential for greater long term results, it may also result in greater price volatility.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Social Principles Fund
--------------------------------------------------------------------------------

                    Fund at a Glance as of December 31, 1998

--------------------------------------------------------------------------------
                               PORTFOLIO PROFILE
--------------------------------------------------------------------------------

                                   Philosophy

Evergreen Select Social Principles Fund invests in the stocks of mid-sized U.S. companies, with an average market capitalization of $3 billion. The Fund emphasizes companies that generally respect human rights, play a role in local communities, and produce useful products in an environmentally sound way. This philosophy holds that socially conscious investing promotes responsible values without impairing long-term performance.

                                    Process

The Fund utilizes a fundamental, bottom-up stock selection process which is research-intensive. In addition, the Fund utilizes an external Advisory Board whose role is to develop and continually review guiding policies and principles of social investing. All holdings are periodically reviewed to assure adherence to the Advisory Board Standards.

                                   Benchmark

                             S&P 400 Mid Cap Index

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS
--------------------------------------------------------------------------------

                                            Class I      Class IS      Class IC
Average Annual Returns
--------------------------------------------------------------------------------
6 months                                     -0.42%       -0.58%        -0.42%
--------------------------------------------------------------------------------
1 year                                        8.48%        8.24%         8.47%
--------------------------------------------------------------------------------
3 years                                      15.89%       15.64%        15.88%
--------------------------------------------------------------------------------
5 years                                      16.24%       15.97%        16.23%
--------------------------------------------------------------------------------
10 years                                     14.85%       14.58%        14.85%
--------------------------------------------------------------------------------
Since Inception                              14.45%       14.18%        14.45%
--------------------------------------------------------------------------------
6-month income distributions per share       $0.10        $0.06         $0.10
--------------------------------------------------------------------------------
6-month capital gain distributions           $2.10        $2.10         $2.10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

  Date        Select Social Principles         CPI           S & P 400 Midcap
  ----        ------------------------         ---           ----------------
 5/31/88              1,000,000             1,000,000            1,000,000
12/31/88              1,044,389             1,025,532            1,086,697
12/31/90              1,136,419             1,138,715            1,397,571
12/31/92              1,794,717             1,207,302            2,347,665
12/31/94              1,947,506             1,274,043            2,579,204
12/31/96              3,122,080             1,349,787            4,020,373
12/31/98              4,172,389             1,397,458            6,317,227


Comparison of change in value of a $1,000,000 investment in Evergreen Select Social Principles Fund Class IC, the S&P 400 Midcap Index and the Consumer Price Index.

Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Classes I, IC and IS performance information includes the performance of the Fund's predecessor common trust fund for the periods before the Fund's registration statement became effective on 11/21/97. Performance for the common trust fund has been adjusted to include the effect of estimated mutual fund class gross expense ratios at the time the Fund was converted to a mutual fund. If fee waivers and expense reimbursements had been calculated into the mutual fund class expense ratio the average annual total returns would be as follows: Class I--3 years = 16.00%; 5 years = 16.35%; and since 05/31/88 = 14.55%. Class IC--3 years = 15.97%; 5 years = 16.33%; and
since 05/31/88 = 4.55%. Class IS--3 years = 15.71%; 5 years = 16.06%; and since
05/31/88 = 14.40%. The Class IS share performance for the period from 11/24/97 through 03/12/98 (class inception date) is based upon the historical performance of the Class IC shares and therefore does not reflect 12b-1 fees. If 12b-1 fees had been included, performance for the Class IS shares for this period would have been lower. Returns of Class I, IC and IS, since their respective commencement of class operations, were 5.39%, 5.36% and .76%, respectively. The return for Class IS is cumulative. The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, its performance may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Social Principles Fund
--------------------------------------------------------------------------------

                          Portfolio Manager Commentary


Portfolio Management Team

The Evergreen Select Social Principles Fund is managed by Eric M. Wiegand and assistant manager, A. Jay Zelko, who have over 22 years of combined investment experience. The team-oriented approach identifies the most attractive opportunities in the market and ensures adherence to the style specific objectives.

[PHOTO OF ERIC M. WIEGAND APPEARS HERE]

Eric M. Wiegand

[PHOTO OF A. JAY ZELKO APPEARS HERE]

A. Jay Zelko

Performance

For the six months ended December 31, 1998, the Evergreen Select Social Principle Fund Class I shares' -0.42% total return trailed the 8.86% return for the S&P Midcap 400 Index.

                                   Portfolio
                                Characteristics
                                ---------------

Total Net Assets                                     $167,106,416
-----------------------------------------------------------------
Number of Issues                                               62
-----------------------------------------------------------------
P/E Ratio                                                   22.7x
-----------------------------------------------------------------
Beta                                                         1.13
-----------------------------------------------------------------

Market Environment

The last six months within the U.S. stock market consisted of two distinctly different periods. Stocks suffered significant losses during the first half of the fiscal period before rebounding sharply in the final three months. The equity markets' initial decline stemmed from volatile international economies, while the second half comeback was spurred by resilient U.S. economic growth, emerging market stability and support by the Federal Reserve Board--in the form of three interest rate cuts.

The S&P 500 Index and the S&P Midcap 400 Index posted six-month total returns of 9.35% and 8.86%, respectively. It is worth noting that the positive returns by the S&P 400 Index were fueled by an exceptional performance of one of its holdings: America Online. This single company soared over 550% for the entire year, driving the performance of the S&P 400 Midcap Index. Consequently, managers who did not hold a market-weighting of this stock were at a distinct disadvantage.

                           Top 5 Industry Allocation
                           -------------------------
                         (based on 12/31/98 net assets)

Information Services & Technology                          15.6%
----------------------------------------------------------------
Healthcare Products & Services                             15.4%
----------------------------------------------------------------
Finance & Insurance                                         9.9%
----------------------------------------------------------------
Retailing & Wholesale                                       5.9%
----------------------------------------------------------------
Utilities - Electric                                        5.4%
----------------------------------------------------------------

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Social Principles Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Commentary

Areas of Preference

The Fund's technology exposure was a major contributor to performance due to an overweighted position as well as strong stock selection. As of December 31, three of the Fund's top six holdings--and over 25% of the entire portfolio--were represented by the technology sector. EMC Corp--the industry leader in data storage--was one of our best performers, as evidenced by its nearly 90% six-month return.

The healthcare sector represents the Fund's largest overweight relative to the benchmark: 15% versus 10%, as of December 31. We believe the healthcare industry will continue to benefit from advances in technology to aid the aging industrial world population. In addition, we believe the healthcare industry offers investors more stable and superior earnings growth than most industries. Our largest healthcare holding, Biochem Pharma, a Canadian biotech company with very strong financials, is uniquely positioned to capitalize on the advances in biotechnology in bringing to market remedies to help fight some of the world's critical diseases.

Strategic Sector Underweightings

In 1998, corporations began to be impacted by something they have not experienced for a very long time: deflation. Deflation particularly affects commodity producers, such as companies within the basic materials sector. The Fund was fortunate to have completely avoided the basic material sector, which was the second-poorest-performing industry behind energy. Energy, by far, was the worst-performing industry in the index, declining over 45% for the year. We were underweighted in energy for the entire year and our security selection fared better than the index, but the companies were nevertheless impacted by falling commodity prices and exploration budget cuts.

                                Top 10 Holdings
                                ---------------
                         (based on 12/31/98 net assets)

EMC Corp.                                                              4.7%
 ...........................................................................
Network Associates, Inc.                                               4.3%
 ...........................................................................
Century Telephone Enterprises, Inc.                                    3.3%
 ...........................................................................
Biochem Pharmaceuticals, Inc.                                          3.3%
 ...........................................................................
Allied Waste Industries, Inc.                                          3.0%
 ...........................................................................
Compuware Corp.                                                        2.7%
 ...........................................................................
Elan Corp. Plc, ADR                                                    2.6%
 ...........................................................................
Pediatrix Medical Group, Inc.                                          2.5%
 ...........................................................................
AFLAC, Inc.                                                            2.3%
 ...........................................................................
Partnerre Ltd.                                                         2.3%
 ...........................................................................

A Bright Outlook for Midcap Stocks

As we enter 1999, we continue to be optimistic about the prospects for mid-cap equities. After four consecutive years of 20%-plus returns for the S&P 500, the valuation gap between large-cap and mid-cap equities is at unprecedented levels, and suggests a strong run by mid-cap stocks in the coming years.

Currently, the 1999 forecasted earnings growth for the S&P 500 is expected to slow from its double-digit pace to 4%; and on the 1999 estimate, the price-to-earnings multiple is 26.8, which is 6.7 times the growth rate. Conversely, the S&P Midcap 400 Index has forecasted 1999 earnings growth at 19% and its price-to-earnings multiple is 19.0, or 1.1 times its growth rate. To put it another way, large-cap investors are paying over six times more for earnings growth than mid-cap investors.

We believe this valuation disparity and the forecasted slower earnings growth for the S&P 500, not to mention the mid-cap's own strong fundamentals, will attract investors to mid-cap equities. We enthusiastically look forward to the next few years.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Select Special Equity Fund
--------------------------------------------------------------------------------
                    Fund at a Glance as of December 31, 1998


                               PORTFOLIO PROFILE

                                   Philosophy

Evergreen Select Special Equity Fund aggressively seeks the highest possible return by investing in companies with small market capitalizations.

                                    Process

The Fund employs a "bottom-up" approach to investing, selecting stocks that have passed a rigorous screening process which employs both qualitative and quantitative analysis. To qualify for investment, a stock must meet high expectations for return potential based on growth, value and momentum factors.

                                   Benchmark

                               Russell 2000 Index


                           Performance and Returns
                                                        Class I     Class IS
Average Annual Returns
 ................................................................................
6 months                                                 0.02%       -0.16%
 ................................................................................
1 year                                                   5.65%        5.31%
 ................................................................................
3 years                                                 16.81%       16.46%
 ................................................................................
Since Inception                                         14.73%       14.52%
 ................................................................................
6-month capital gain distributions per share            $1.18        $1.18
 ................................................................................

                                LONG TERM GROWTH


  Date      Select Special Equity            CPI             Russell 2000
  ----      ---------------------            ---             ------------
 3/31/94           1,000,000              1,000,000            1,000,000
12/31/94             973,184              1,016,984            1,008,548
12/31/95           1,308,487              1,042,086            1,295,342
12/31/96           1,651,991              1,077,446            1,509,003
12/31/97           1,973,744              1,095,788            1,846,428
12/31/98           2,085,183              1,115,498            1,799,378

Comparison of change in value of a $1,000,000 investment in Evergreen Select Special Equity Fund Class I, the Russell 2000 Index and the Consumer Price Index.

Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Historical performance prior to 7/27/98 is that of their predecessor funds, CoreFund Special Equity Fund Class Y for Class I; and Corefund Special Equity Fund Class A for Class IS. Returns of Class I and IS, since their respective commencement of class operations, were 21.28% and 14.52%, respectively. Index returns do not reflect expenses, which have been deducted from the Fund's return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Select Special Equity Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Commentary


Portfolio Management

The Evergreen Select Special Equity Fund is managed by Joseph E. Stocke, CFA. Mr. Stocke joined Meridian Investment Company in 1983 as an assistant investment officer and since 1990 has been a senior investment manager of equities.


                             [PHOTO APPEARS HERE]
                             Joseph E. Stocke CFA

Performance

Evergreen Select Special Equity Fund Class I produced a total return of 0.02% for the six months ended December 31, 1998, outpacing its benchmark, the Russell 2000 Index which generated a total return of -7.12%. The Fund's performance was particularly strong relative to its benchmark in the second half of the fiscal period. During that time, Evergreen Select Special Equity Fund returned 28.15% versus 16.31% for the Russell 2000 Index, with over 80% of the Fund's sectors outperforming those in the Index.

                                   Portfolio
                                Characteristics
                                ---------------

Total Net Assets                                  $75,090,287
 .............................................................
Number of Holdings                                        106
 .............................................................
P/E Ratio                                               21.0x
 .............................................................
Beta                                                     1.25
 .............................................................


Environment

Small-to-mid-capitalization investors endured significant price volatility over the past six months before stocks staged a dramatic turnaround in the fourth quarter of 1998. Equities ended the year on a strong note, however, with remarkable fourth quarter performance.

The third quarter of 1998 marked the worst quarterly decline for the stock market in nearly a decade, with August representing the largest single monthly decline since the October 1987 crash. Smaller capitalization stocks bore the brunt of the correction, as investors sought the perceived relative safety of larger companies. The market's retreat resulted from a combination of both national and international factors, including historically high stock valuations, anticipated higher inflation from strong employment growth, increasing global political and financial instability, and equity mutual fund withdrawals.

The stock market regained stability in the fourth quarter, however, and went on to reach new highs. A combination of factors restored investor confidence. The Federal Reserve Board lowered interest rates three times to keep U.S. economic growth strong enough to re-stimulate foreign economies, with numerous foreign central banks following suit. Stock prices strengthened further on reports of resilient, domestic economic activity and steadier emerging market economies. Additionally, the low level of inflation has continued to provide support for stock valuations.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Select Special Equity Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Commentary


                                Top 5 Industries
                                ----------------
                         (based on 12/31/98 net assets)

Healthcare Products & Services                                         15.6%
 ............................................................................
Information Services & Technology                                      14.6%
 ............................................................................
Retailing & Wholesale                                                  12.5%
 ............................................................................
Telecommunication Services & Equipment                                  9.4%
 ............................................................................
Building, Construction & Furnishings                                    6.5%
 ............................................................................

Investment Strategy

We continued to employ a "bottom-up" investment strategy, building the portfolio one stock at a time. Over the past six months, the Fund dramatically outperformed the Russell 2000 Index in several industries, contributing greatly to the Fund's performance. These included Technology, Consumer Cyclicals and Communications. Led by internet-related companies, the Fund's Technology holdings significantly outperformed its Russell 2000 counterparts in both the third and fourth quarters. Beyond.com Corp and VeriSign Corp. produced triple digit returns in the fourth quarter. We expect to continue to emphasize many Internet-related companies, particularly in light of the rapid adoption of many Internet-related services.

After a weak performance in the third quarter on concerns that a global economic slowdown would dampen U.S. economic growth, Consumer Cyclicals rebounded admirably in the fourth quarter. Ticketmaster Online Citysearch--whose price rose 300% in the fourth quarter--led the returns in the Fund's Consumer Cyclicals holdings. The sector also benefited from strong sales in computer games and an increasing interest in sophisticated home entertainment centers.

Competitive local exchange carriers (CLECs) drove performance in the Fund's Communications sector. The capital-intensive CLECs underperformed in the third quarter when market volatility in both the equity and high yield bond markets impeded their ability to raise capital. CLECs snapped back in the fourth quarter when global economies and financial markets stabilized, easing investors' concerns.

The Fund underperformed the Russell 2000 Index in several areas, including Capital Goods, Energy and Financial Services. We believe their impact on total performance was minimal, however.

                                Top 10 Holdings
                                ---------------
                         (based on 12/31/98 net assets)

Metronet Communications Corp.                                           3.6%
 ............................................................................
Pacific Sunwear of California                                           3.4%
 ............................................................................
Abercrombie & Fitch Co.                                                 2.6%
 ............................................................................
Brookdale Living Communities, Inc.                                      2.4%
 ............................................................................
Scios, Inc.                                                             2.4%
 ............................................................................
Williams Sonoma, Inc.                                                   2.4%
 ............................................................................
MIPS Technologies, Inc.                                                 2.1%
 ............................................................................
Gildan Activewear, Inc.                                                 2.1%
 ............................................................................
Chirex, Inc.                                                            1.9%
 ............................................................................
Verio, Inc.                                                             1.9%
 ............................................................................

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Select Special Equity Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Commentary


Outlook

We anticipate challenges in the months ahead, but believe small-to-mid-capitalization stocks can offer significant opportunity. Investors' strong demand for large capitalization stocks has created a dramatic divergence in the performance between large and small-to-mid-capitalization companies. This has created a disparity in their valuations, making the stocks of many small-to-mid-capitalization companies extremely attractive on a relative basis.


With equities having completed their first-ever four-year string of 20%+ returns, we are especially conscious of the obstacles to achieving higher stock prices. We believe the flat earnings growth in 1998 will not satisfy investors in 1999. We will continue to closely monitor the factors affecting earnings growth, focusing on higher volumes, restructuring and lower spending. We expect consumer spending to remain brisk in the first quarter of 1999, although overall economic growth could slow later in the year as companies cut back on capital expenditures as they focus on the "Year 2000" issue. Further, in our opinion, the global situation has not been fully resolved. Longer term, a slowdown in international economic growth could dampen the U.S. economy. Despite these challenges, we recognize the positive factors that propelled the stock market to the level it has reached and expect them to remain solid influences in 1999. These include low interest rates and negligible inflation, relatively high consumer confidence, low unemployment and solid consumer and housing sectors.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Strategic Growth Fund
--------------------------------------------------------------------------------
                    Fund at a Glance as of December 31, 1998

                               PORTFOLIO PROFILE

                                   Philosophy

Evergreen Select Strategic Growth Fund is a growth-style equity product that emphasizes large- and mid-sized U.S. companies. We believe that superior long-term returns can be achieved through a disciplined approach of investing in stocks with excellent historical and future earnings growth.

                                    Process

The Fund is managed by two investment professionals who utilize a unique blend of quantitative and qualitative fundamental analysis. This bottom-up stock selection process is research-intensive and identifies companies that exhibit strong current fundamentals, histories of superior earnings/dividend growth and rising earnings expectations.

                                   Benchmark

                           Russell 1000 Growth Index
--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS
--------------------------------------------------------------------------------

                                                        Class I    Class IS
Average Annual Returns
--------------------------------------------------------------------------------
6 months                                                 6.45%        6.27%
--------------------------------------------------------------------------------
1 year                                                  24.41%       23.99%
--------------------------------------------------------------------------------
3 years                                                 26.32%       25.92%
--------------------------------------------------------------------------------
Since Inception                                         29.18%       28.79%
--------------------------------------------------------------------------------
6-month income dividends per share                      $0.06        $0.02
--------------------------------------------------------------------------------
6-month capital gain distributions per share            $3.26        $3.26
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

  Date        Select Strat Growth          CPI           Russell 1000 Growth
  ----        -------------------          ---           -------------------
12/31/94           1,000,000            1,000,000              1,000,000
12/31/95           1,381,697            1,024,683              1,371,851
12/31/96           1,713,288            1,059,452              1,689,055
12/31/97           2,238,685            1,077,488              2,203,996
12/31/98           2,785,622            1,096,869              3,057,038

Comparison of change in value of a $1,000,000 investment in Evergreen Select Strategic Growth Fund Class I, the Russell 1000 Index and the Consumer Price Index.

Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Classes I and IS performance information includes the performance of the Fund's predecessor common trust fund for the periods before the Fund's registration statement became effective on 11/21/97. Performance for the common trust fund has been adjusted to include the effect of estimated mutual fund class gross expense ratios at the time the Fund was converted to a mutual fund. If fee waivers and expense reimbursements had been calculated into the mutual fund class expense ratio the total returns would be as follows: Class I--3 years = 26.37%; and since 12/31/94 = 29.24%. Class IS--3 years = 26.00%; and since 12/31/94 = 28.88%. The Class IS share performance for the period from 11/24/97 through 2/27/98 (class inception date) is based upon the historical performance of the Class I shares and therefore does not reflect 12b-1 fees. If 12b-1 fees had been included, performance for the Class IS shares for this period would have been lower. Returns of Class I and IS, since their respective commencement of class operations, were 23.45% and 13.44%, respectively. The return for Class IS is cumulative. The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, its performance may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Strategic Growth Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Commentary


Portfolio Management Team

David M. Chow, Timothy M. Stevenson and W. Shannon Reid manage the Evergreen Select Strategic Growth Fund. They have over 29 years' combined investment experience and boast a unique blend of quantitative and traditional fundamental analysis skills. Their disciplined approach assures consistency of results and superior service.


[PHOTO APPEARS HERE]
David M. Chow

[PHOTO APPEARS HERE]
Timothy M. Stevenson

[PHOTO APPEARS HERE]
W. Shannon Reid

Performance

For the six months ended December 31, the Evergreen Select Strategic Growth Fund Class I shares had a 6.45% total return compared to 15.22% return for the Russell 1000 Growth Index, and 9.35% return for the S&P 500 Index. Underlying the indices' strong returns was a narrow advance in which a select few stocks surged ahead while the majority of issues lagged.

                                   Portfolio
                                Characteristics
                                ---------------

Total Net Assets                                      $540,624,265
------------------------------------------------------------------
Number of Issues                                                65
------------------------------------------------------------------
P/E Ratio                                                    33.1x
------------------------------------------------------------------
Beta                                                          1.06
------------------------------------------------------------------

Strategies which worked during the period included a focus on mega-capitialization stocks, concentration of holdings in a limited number of stocks, and sector bets. While these strategies have the potential for high rewards, they also have high risk. The philosophy under which the Fund operates is to hold a diversified portfolio of approximately sixty companies across the entire sector spectrum. We believe over time this approach will produce higher returns with lower risk than the more aggressive strategies mentioned above.

The past six months were divided into two distinctly different periods: a sharp decline in the first half stemming from international turmoil was followed by an exceptional recovery during the final three months. Resilient domestic economic growth, emerging market stability and support by the Federal Reserve Board--in the form of three interest rate cuts--renewed investor confidence and fueled the market's rally in the final months of 1998. In fact, the last three months of 1998 witnessed the strongest quarterly advance of the past twenty years. The rally was led by large capitalization technology and internet related issues as evidenced by the NASDAQ Composite's nearly 30% return.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Strategic Growth Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Commentary


                           Top 5 Industry Allocation
                           -------------------------
                         (based on 12/31/98 net assets)

Healthcare Products & Services                                       22.1%
--------------------------------------------------------------------------
Information Services & Technology                                    20.5%
--------------------------------------------------------------------------
Retailing & Wholesale                                                 6.5%
--------------------------------------------------------------------------
Communication Systems & Services                                      6.3%
--------------------------------------------------------------------------
Building, Construction & Furnishings                                  6.1%
--------------------------------------------------------------------------

Investment Strategy

As a policy, we do not make large sector bets. Generally, portfolio positions are limited to 80% to 120% of the sector weightings for the benchmark Russell 1000 Growth Index.

As of December 31, 1998, one of the largest sector weightings was technology. Four of the Fund's top 10 holdings, Microsoft (5.0%), America Online (4.3%), Cisco systems (3.7%) and Intel (3.6%) fall in this sector. We continue to expect robust earnings growth from the leading companies in this sector.

The consumer non-cyclicals sector accounts for 31.9% of the Fund versus 35.5% of the benchmark. While we maintain a healthy 15.5% position in the pharmaceuticals subsector, such as Pfizer (4.0%), Merck & Co. (3.7%), and Bristol Myers Squibb (3.4%), we continue to be underweighted in the food and beverage and home products industries.

The consumer cyclicals sector, at 16.5% of the Fund, is overweighted versus the benchmark's 14.6% weight. We believe selected companies in this category will be beneficiaries of a strong domestic economy and lack of overseas exposure. Examples include Home Depot, Costco, and Centex.

In the financials sector, the Fund is currently underweighted compared to the benchmark, 4.7% versus 10.7%. We are currently looking for opportunities in this area, however.

The sectors mentioned above-technology, consumer non-cyclicals, consumer cyclicals, and financials-account for 89.9% of the Fund's holdings and 92.4% of our benchmark, the Russell 1000 Growth Index. In the remaining sectors, we have a slight overweight in utilities (3.2% versus 2.4%) due to ownership of AT&T and SBC Communications. We believe that the management of these telecommunication utilities will be able to take advantage of the opportunities that deregulation and new technologies offer. We are underweighted in basic materials (1.1% versus 2.0%) and the industrials (2.0% versus 2.6%), due to their exposure to a weak worldwide economy and the general lack of growth characteristics within those industries.

                                Top 10 Holdings
                                ---------------
                         (based on 12/31/98 net assets)

Microsoft Corp.                                                        5.0%
--------------------------------------------------------------------------.
General Electric Co.                                                   4.7%
--------------------------------------------------------------------------.
America Online, Inc.                                                   4.3%
--------------------------------------------------------------------------.
Pfizer, Inc.                                                           4.0%
--------------------------------------------------------------------------.
Cisco Systems, Inc.                                                    3.7%
--------------------------------------------------------------------------.
Merck & Co.                                                            3.7%
--------------------------------------------------------------------------.
Intel Corp.                                                            3.6%
--------------------------------------------------------------------------.
Bristol-Myers Squibb Co.                                               3.4%
--------------------------------------------------------------------------.
Shering-Plough Corp.                                                   3.2%
--------------------------------------------------------------------------.
Procter & Gamble Co. (The)                                             2.5%
--------------------------------------------------------------------------.

Outlook

Looking ahead, we anticipate a challenging equity environment as a sluggish worldwide economy leads to slowing revenue growth and reduced pricing power. We believe the narrow market leadership is symptomatic of investors' concerns toward these weakening fundamentals. Consequently, we will maintain an emphasis on market-leading companies with histories of stable, predictable earnings growth.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Select Strategic Value Fund
--------------------------------------------------------------------------------

                    Fund at a Glance as of December 31, 1998

--------------------------------------------------------------------------------
                               PORTFOLIO PROFILE
--------------------------------------------------------------------------------


                                   Philosophy

Evergreen Select Strategic Value Fund is a value-style equity product which emphasizes large- and mid-capitalization U.S. companies. This philosophy holds that stocks, over time, can become mispriced relative to their true value and that attractive opportunities can be identified through a combination of quantitative analysis and rigorous fundamental research.


                                    Process

Following the initial screen by our proprietary model, which determines that a stock is selling at a reasonable valuation level, the Strategic Value team employs a labor intensive research effort in order to dig deep for clues to uncover value. Qualitative factors which are analyzed include industry leadership, quality of management, the company's current competitive position and future earnings prospects.

                                   Benchmark

                            Russell 1000 Value Index

--------------------------------------------------------------------------------
                           Performance and Returns
--------------------------------------------------------------------------------
                                                        Class I     Class IS
Average Annual Returns
--------------------------------------------------------------------------------
6 months                                                 -2.06%      -2.17%
--------------------------------------------------------------------------------
1 year                                                    6.32%       6.12%
--------------------------------------------------------------------------------
3 years                                                  20.87%      20.62%
--------------------------------------------------------------------------------
5 years                                                  19.05%      18.79%
--------------------------------------------------------------------------------
10 years                                                 15.53%      15.26%
--------------------------------------------------------------------------------
Since Inception                                          17.24%      16.96%
--------------------------------------------------------------------------------
6-month income dividends per share                       $1.62       $1.34
--------------------------------------------------------------------------------
6-month capital gain distributions per share             $4.89       $4.89
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

  Date        Select Strat Value          Russell 1000 Value       CPI
  ----        ------------------          ------------------       ---
12/31/81           1,000,000                  1,000,000         1,000,000
12/31/83           1,668,457                  1,540,001         1,078,153
12/31/85           2,258,314                  2,229,813         1,163,062
12/31/87           2,893,528                  2,688,654         1,228,065
12/31/89           4,352,496                  4,145,349         1,341,561
12/31/91           4,617,231                  4,747,790         1,467,089
12/31/93           6,243,909                  6,382,794         1,551,136
12/31/95           8,457,795                  8,654,954         1,631,949
12/31/97          14,050,659                 14,233,243         1,716,049
12/31/98          14,937,975                 16,457,931         1,746,915

Comparison of change in value of a $1,000,000 investment in Evergreen Select Strategic Value Fund Class I, the Russell 1000 Value Index and the Consumer Price Index.

Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Class I and IS performance information includes the performance of the Fund's predecessor common trust fund for the periods before the Fund's registration statement became effective on 11/21/97. Performance for the common trust fund has been adjusted to include the effect of estimated mutual fund class gross expense ratios at the time the Fund was converted to a mutual fund. If fee waivers and expense reimbursements had been calculated into the mutual fund class expense ratio the total returns would be as follows: Class I - 3 years = 20.95%; 5 years = 19.15%; 10 years = 15.64%; and since 12/31/81 = 17.35%. Class IS - 3 years = 20.68%; 5 years = 18.87%; 10 years
= 15.36%; and since 12/31/81 = 17.06%. The Class IS share performance for the period from 11/24/97 through 3/11/98 (class inception date) is based upon the historical performance of the Class I shares and therefore does not reflect 12b-1 fees. If 12b-1 fees had been included, performance for the Class IS shares for this period would have been lower. Returns of Class I and IS, since their respective commencement of class operations, were 10.54% and -0.54%, respectively. The return for Class IS is cumulative. The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, its performance may have been adversely affected. Index returns do not reflect expenses, which have been deducted from the Fund's return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Select Strategic Value Fund
--------------------------------------------------------------------------------

                          Portfolio Manager Commentary


Portfolio Management Team

The Evergreen Select Strategic Value Fund is managed by a team of 3 portfolio managers with over 61 years of combined investment experience and expertise in value equity analysis and management. The team-oriented approach incorporates multiple perspectives to identify the most attractive opportunities in the market and ensures adherence to the style specific objectives.

[PHOTO OF ELIZABETH SMITH APPEARS HERE]

Elizabeth Smith


[PHOTO OF JACK GRAY APPEARS HERE]

Jack Gray


[PHOTO OF TIM O'GRADY APPEARS HERE]

Tim O'Grady

                                   Portfolio
                                Characteristics
                                ---------------

Total Net Assets                                  $349,788,510
--------------------------------------------------------------
Number of Issues                                            52
--------------------------------------------------------------
P/E Ratio                                                17.2x
--------------------------------------------------------------
Beta                                                      0.87
--------------------------------------------------------------

Performance

For the six months ended December 31, 1998, the Evergreen Select Strategic Value Fund's -2.1% total return trailed the 3.10% return for the Russell 1000 Value Index. The Fund struggled during the first half of the period before rebounding sharply during the final three months. In fact, the Fund's 16.9% total return during the final three months outpaced the 16.6% return of the Russell 1000 Value Index.

Market Environment

The past six months were divided into two distinctly different periods: stocks posted negative returns during the first three months before rebounding sharply in the final half of the period. Although the market's fundamentals haven't changed materially during the six months, the headlines have and so has investor sentiment in what has turned out to be a remarkable pendulum swing from a bearish to a bullish outlook. One reason for this shift was the Federal Reserve Board, which strongly conveyed in late September the message of a more accommodative Federal Reserve policy, as evidenced by three interest rate cuts in the last four months.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Select Strategic Value Fund
--------------------------------------------------------------------------------

                          Portfolio Manager Commentary


A Tough Ride For Value Stocks

Underlying the market's advance, growth stocks continue to far outpace value-oriented issues, a trend that has been evident for some time as we have described in previous reports. In part, this trend is attributable to consistent and reliable earnings growth, a characteristic generally associated with larger capitalization growth companies.

Areas of Strength

The Fund's performance edge in the last three months can be found in two sectors: technology and financial services. Regarding technology, our decision to overweight this group proved correct, as did security selection. In fact, two of the portfolio's top six holdings, Sun Microsystems and Intel, posted six-month returns of 97% and 60%, respectively. We have been consistently positive versus the benchmark's sector weighting, carrying a specific or point range of 150% to the index. For the most part, our portfolio exposures are limited to industry leaders.

Despite a bumpy ride for financial services stocks during the initial part of the period, this sector rebounded to make a solid contribution to performance in the final three months, as evidenced by Fleet Financial and PNC Bank which posted total returns of 22% and 21%, respectively. During the latest bank correction we provided an analysis of the key investment variables impacting the group and suggested investors may have been overreacting.

                                Top 5 Industries
                                ----------------
                         (based on 12/31/98 net assets)

Banks                                                              15.3%
------------------------------------------------------------------------
Finance & Insurance                                                14.4%
------------------------------------------------------------------------
Oil/Energy                                                         11.3%
------------------------------------------------------------------------
Information Services & Technology                                  10.4%
------------------------------------------------------------------------
Utilities - Electric                                                8.3%
------------------------------------------------------------------------

Portfolio Adjustments

Consequently, we looked at the current depressed bank valuation environment as an opportunity to reposition our holdings. A "relief rally" in selected holdings, whose business models are more vulnerable to the economy, presented us an opportunity to remove them as positions within the portfolio. For example, Bankers Trust and Lehman Brothers were, in our estimation, vulnerable to further sharp earnings estimate reductions, as their mix of business was vulnerable to prevailing economic conditions. On the other hand our willingness to remove both Union Planters and the "new" Bank of America is founded in the belief both companies will be challenged by very difficult integration endeavors related to recent acquisitions.

Action was taken in the fourth quarter to increase our exposure in the utility sector, currently at 15%. Based on the market's current valuation, we believe the era of higher beta, lower yielding securities that have dominated the past eight quarters may be coming to an end, and utility companies are poised to rebound.

Within the technology sector, we added Motorola. Here, we believe to have identified a company in the midst of a turnaround in its three major businesses: cellular handsets, pagers and semiconductors. We partially funded the purchase of Motorola through the sale proceeds of Nokia, as we elected to trim back our position in the company based on an outsized position due to price appreciation.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Select Strategic Value Fund
--------------------------------------------------------------------------------

                         Portfolio Manager Commentary


                                Top 10 Holdings
                                ---------------
                         (based on 12/31/98 net assets)

Bristol-Myers Squibb Co.                                             3.6%
-------------------------------------------------------------------------
Sun Microsystems, Inc.                                               3.6%
-------------------------------------------------------------------------
Philip Morris Companies, Inc.                                        3.6%
-------------------------------------------------------------------------
Mobil Corp.                                                          3.5%
-------------------------------------------------------------------------
International Business Machines Corp.                                3.4%
-------------------------------------------------------------------------
Intel Corp.                                                          3.4%
-------------------------------------------------------------------------
Century Telephone Enterprises, Inc.                                  3.4%
-------------------------------------------------------------------------
Fleet Financial Group, Inc.                                          3.3%
-------------------------------------------------------------------------
Citigroup, Inc.                                                      3.3%
-------------------------------------------------------------------------
Chase Manhattan Corp.                                                3.3%
-------------------------------------------------------------------------

Going Forward

As we enter 1999, consensus belief is the United States economy will move toward a moderately lower plane of economic activity with current levels of inflation and a neutral-to-downward bias in both short- and long-term interest rates. January is traditionally the strongest month of the year and we see no reason to take exception to the rule this year. Beyond January, however, the going may get difficult from several perspectives.

Both the year and decade (so far) were extremely favorable for equity returns. Year returns approached three times their historical annual rate and the current decade has now surpassed the "Fabulous Fifties." Our sense is that 1999 may be the initial year of a more balanced or "average" period for equity prices. Average, however, is not insignificant given a 10.5% long-term return for equities, especially in the current inflation environment.

--------------------------------------------------------------------------------
                                   EVERGREEN
                            Select Core Equity Fund
--------------------------------------------------------------------------------

                              Financial Highlights
                (For a share outstanding throughout each period)

                                             Six Months Ended
                                             December 31, 1998   Period Ended
                                                (Unaudited)    June 30, 1998 (a)
CLASS I
Net asset value beginning of period             $    92.59          $82.97
                                                ----------          ------
 .........................................................................
Income from investment operations
 .........................................................................
Net investment income                                 0.44            0.51
 .........................................................................
Net realized and unrealized gains or losses
 on securities                                        0.25            9.62
                                                ----------          ------
 .........................................................................
Total from investment operations                      0.69           10.13
                                                ----------          ------
 .........................................................................
Less distributions from
 .........................................................................
Net investment income                                (0.45)          (0.51)
 .........................................................................
Net realized gains on securities                     (7.83)              0
                                                ----------          ------
 .........................................................................
Total distributions                                  (8.28)          (0.51)
                                                ----------          ------
 .........................................................................
Net asset value end of period                   $    85.00          $92.59
                                                ----------          ------
 .........................................................................
Total return                                          0.85%          12.23%
 .........................................................................
Ratios/supplemental data
 .........................................................................
Net assets end of period (thousands)            $1,868,254          $1,952
 .........................................................................
Ratios to average net assets:
 Expenses                                             0.67%+          0.70%+
 .........................................................................
 Expenses, excluding fee credits                      0.67%+          0.70%+
 .........................................................................
 Expenses, excluding fee credits, waivers
  and reimbursements                                  0.77%+          0.82%+
 .........................................................................
 Net investment income                                1.04%+          0.96%+
 .........................................................................
Portfolio turnover rate                                 27%             22%
 .........................................................................

                                             Six Months Ended
                                             December 31, 1998   Period Ended
                                                (Unaudited)    June 30, 1998 (b)
CLASS IS
Net asset value beginning of period               $ 87.33           $80.21
                                                  -------           ------
 .........................................................................
Income from investment operations
 .........................................................................
Net investment income                                0.32             0.27
 .........................................................................
Net realized and unrealized gains or losses
 on securities                                       0.22             7.16
                                                  -------           ------
 .........................................................................
Total from investment operations                     0.54             7.43
                                                  -------           ------
 .........................................................................
Less distributions from
 .........................................................................
Net investment income                               (0.31)           (0.31)
 .........................................................................
Net realized gains on securities                    (7.83)               0
                                                  -------           ------
 .........................................................................
Total distributions                                 (8.14)           (0.31)
                                                  -------           ------
 .........................................................................
Net asset value end of period                     $ 79.73           $87.33
                                                  -------           ------
 .........................................................................
Total return                                         0.73%            9.27%
 .........................................................................
Ratios/supplemental data
 .........................................................................
Net assets end of period (thousands)              $24,584           $   18
 .........................................................................
Ratios to average net assets:
 Expenses                                            0.92%+           0.95%+
 .........................................................................
 Expenses, excluding fee credits                     0.92%+           0.95%+
 .........................................................................
 Expenses, excluding fee credits, waivers
  and reimbursements                                 1.02%+           1.12%+
 .........................................................................
 Net investment income                               0.82%+           0.60%+
 .........................................................................
Portfolio turnover rate                                27%              22%
 .........................................................................

+ Annualized.
(a) For the period from November 24, 1997 (commencement of class operations) to June 30, 1998.
(b) For the period from February 4, 1998 (commencement of class operations) to June 30, 1998.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Diversified Value Fund
--------------------------------------------------------------------------------

                              Financial Highlights
                (For a share outstanding throughout each period)

                                            Six Months Ended
                                            December 31, 1998   Period Ended
                                               (Unaudited)    June 30, 1998 (a)
 CLASS I
 Net asset value beginning of period            $  26.22          $  23.81
                                                --------          --------
 .........................................................................
 Income from investment operations
 .........................................................................
 Net investment income                              0.12              0.14
 .........................................................................
 Net realized and unrealized gains or
  losses on securities                             (0.16)             2.41
                                                --------          --------
 .........................................................................
 Total from investment operations                  (0.04)             2.55
                                                --------          --------
 .........................................................................
 Less distributions from
 .........................................................................
 Net investment income                             (0.13)            (0.14)
 .........................................................................
 Net realized gains on securities                  (0.65)                0
                                                --------          --------
 .........................................................................
 Total distributions                               (0.78)            (0.14)
                                                --------          --------
 .........................................................................
 Net asset value end of period                  $  25.40          $  26.22
                                                --------          --------
 .........................................................................
 Total return                                      (0.10%)           10.72%
 .........................................................................
 Ratios/supplemental data
 .........................................................................
 Net assets end of period (thousands)           $684,509          $797,352
 .........................................................................
 Ratios to average net assets:
  Expenses                                          0.63%+            0.68%+
 .........................................................................
  Expenses, excluding fee credits                   0.63%+            0.68%+
 .........................................................................
  Expenses, excluding fee credits, waivers
   and reimbursements                               0.73%+            0.78%+
 .........................................................................
  Net investment income                             1.00%+            1.24%+
 .........................................................................
 Portfolio turnover rate                              28%               56%
 .........................................................................

                                            Six Months Ended
                                            December 31, 1998   Period Ended
                                               (Unaudited)    June 30, 1998 (b)
 CLASS IS
 Net asset value beginning of period            $  25.93          $  26.56
                                                --------          --------
 .........................................................................
 Income from investment operations
 .........................................................................
 Net investment income                              0.06              0.06
 .........................................................................
 Net realized and unrealized gains or
  losses on securities                             (0.14)            (0.64)
                                                --------          --------
 .........................................................................
 Total from investment operations                  (0.08)            (0.58)
                                                --------          --------
 .........................................................................
 Less distributions from
 .........................................................................
 Net investment income                             (0.08)            (0.05)
 .........................................................................
 Net realized gains on securities                  (0.65)                0
                                                --------          --------
 .........................................................................
 Total distributions                               (0.73)            (0.05)
                                                --------          --------
 .........................................................................
 Net asset value end of period                  $  25.12          $  25.93
                                                --------          --------
 .........................................................................
 Total return                                      (0.25%)           (2.19%)
 .........................................................................
 Ratios/supplemental data
 .........................................................................
 Net assets end of period (thousands)           $  1,369          $    210
 .........................................................................
 Ratios to average net assets:
  Expenses                                          0.88%+            0.93%+
 .........................................................................
  Expenses, excluding fee credits                   0.88%+            0.93%+
 .........................................................................
  Expenses, excluding fee credits, waivers
   and reimbursements                               0.98%+            1.03%+
 .........................................................................
  Net investment income                             0.79%+            0.80%+
 .........................................................................
 Portfolio turnover rate                              28%               56%
 .........................................................................

+ Annualized.
(a) For the period from January 22, 1998 (commencement of class operations) to June 30, 1998.
(b) For the period from March 31, 1998 (commencement of class operations) to June 30, 1998.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Select Large Cap Blend Fund
--------------------------------------------------------------------------------

                              Financial Highlights
                (For a share outstanding throughout each period)

                                            Six Months Ended
                                            December 31, 1998   Period Ended
                                               (Unaudited)    June 30, 1998 (a)
 CLASS I
 Net asset value beginning of period             $ 50.74          $  44.59
                                                 -------          --------
 .........................................................................
 Income from investment operations
 .........................................................................
 Net investment income                              0.25              0.19
 .........................................................................
 Net realized and unrealized gains or
  losses on securities                              0.22              6.18
                                                 -------          --------
 .........................................................................
 Total from investment operations                   0.47              6.37
                                                 -------          --------
 .........................................................................
 Less distributions from
 .........................................................................
 Net investment income                             (0.22)            (0.22)
 .........................................................................
 Net realized gains on securities                  (5.18)                0
                                                 -------          --------
 .........................................................................
 Total distributions                               (5.40)            (0.22)
                                                 -------          --------
 .........................................................................
 Net asset value end of period                   $ 45.81          $  50.74
                                                 -------          --------
 .........................................................................
 Total return                                       1.05%            14.31%
 .........................................................................
 Ratios/supplemental data
 .........................................................................
 Net assets end of period (thousands)            $18,541          $723,850
 .........................................................................
 Ratios to average net assets:
  Expenses                                          0.69%+            0.71%+
 .........................................................................
  Expenses, excluding fee credits                   0.69%+            0.71%+
 .........................................................................
  Expenses, excluding fee credits, waivers
   and reimbursements                               0.79%+            0.83%+
 .........................................................................
  Net investment income                             0.93%+            0.78%+
 .........................................................................
 Portfolio turnover rate                              17%               42%
 .........................................................................


                                            Six Months Ended
                                            December 31, 1998   Period Ended
                                               (Unaudited)    June 30, 1998 (b)
 CLASS IS
 Net asset value beginning of period             $ 50.74          $  49.75
                                                 -------          --------
 .........................................................................
 Income from investment operations
 .........................................................................
 Net investment income                              0.18              0.08
 .........................................................................
 Net realized and unrealized gains or
  losses on securities                              0.24              1.00
                                                 -------          --------
 .........................................................................
 Total from investment operations                   0.42              1.08
                                                 -------          --------
 .........................................................................
 Less distributions from
 .........................................................................
 Net investment income                             (0.17)            (0.09)
 .........................................................................
 Net realized gains on securities                  (5.18)                0
                                                 -------          --------
 .........................................................................
 Total distributions                               (5.35)            (0.09)
                                                 -------          --------
 .........................................................................
 Net asset value end of period                   $ 45.81          $  50.74
                                                 -------          --------
 .........................................................................
 Total return                                       0.93%             2.17%
 .........................................................................
 Ratios/supplemental data
 .........................................................................
 Net assets end of period (thousands)            $   313          $    301
 .........................................................................
 Ratios to average net assets:
  Expenses                                          0.94%+            0.96%+
 .........................................................................
  Expenses, excluding fee credits                   0.94%+            0.96%+
 .........................................................................
  Expenses, excluding fee credits, waivers
   and reimbursements                               1.04%+            1.08%+
 .........................................................................
  Net investment income                             0.68%+            0.57%+
 .........................................................................
 Portfolio turnover rate                              17%               42%
 .........................................................................

+ Annualized.
(a) For the period from December 19, 1997 (commencement of class operations) to June 30, 1998.
(b) For the period from March 12, 1998 (commencement of class operations) to June 30, 1998.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Select Large Cap Blend Fund
--------------------------------------------------------------------------------

                              Financial Highlights
                (For a share outstanding throughout each period)

                                            Six Months Ended
                                            December 31, 1998   Period Ended
                                               (Unaudited)    June 30, 1998 (a)
 CLASS IC
 Net asset value beginning of period            $  50.74          $  45.05
                                                --------          --------
 .........................................................................
 Income from investment operations
 .........................................................................
 Net investment income                              0.25              0.23
 .........................................................................
 Net realized and unrealized gains or
  losses on securities                              0.22              5.70
                                                --------          --------
 .........................................................................
 Total from investment operations                   0.47              5.93
                                                --------          --------
 .........................................................................
 Less distributions from
 .........................................................................
 Net investment income                             (0.22)            (0.24)
 .........................................................................
 Net realized gains on securities                  (5.18)                0
                                                --------          --------
 .........................................................................
 Total distributions                               (5.40)            (0.24)
                                                --------          --------
 .........................................................................
 Net asset value end of period                  $  45.81          $  50.74
                                                --------          --------
 .........................................................................
 Total return                                       1.05%            13.18%
 .........................................................................
 Ratios/supplemental data
 .........................................................................
 Net assets end of period (thousands)           $492,372          $497,534
 .........................................................................
 Ratios to average net assets:
  Expenses                                          0.69%+            0.71%+
 .........................................................................
  Expenses, excluding fee credits                   0.69%+            0.71%+
 .........................................................................
  Expenses, excluding fee credits, waivers
   and reimbursements                               0.79%+            0.83%+
 .........................................................................
  Net investment income                             0.92%+            0.80%+
 .........................................................................
 Portfolio turnover rate                              17%               42%
 .........................................................................

+ Annualized.
(a) For the period from November 24, 1997 (commencement of class operations) to June 30, 1998.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Small Cap Growth Fund
--------------------------------------------------------------------------------



                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                   Year Ended
                           Six Months Ended                       February 28,
                           December 31, 1998   Period Ended    --------------------    Period ended
                             (Unaudited) #   June 30, 1998 (c) 1998 #    1997 (b) #  June 30, 1996 (a)
 CLASS I
 Net asset value
  beginning of period           $ 13.12           $ 13.23      $ 11.28     $11.65         $10.00
                                -------           -------      -------     ------         ------
 .........................................................................
 Income from investment
  operations
 .........................................................................
 Net investment income            (0.04)            (0.03)       (0.06)     (0.04)         (0.03)
 .........................................................................
 Net realized and
  unrealized gains or
  losses on securities            (0.49)            (0.08)        2.48      (0.16)          1.68
                                -------           -------      -------     ------         ------
 .........................................................................
 Total from investment
  operations                      (0.53)            (0.11)        2.42      (0.20)          1.65
                                -------           -------      -------     ------         ------
 .........................................................................
 Less distributions from
 Net realized gains on
  securities                      (0.02)                0        (0.47)     (0.17)             0
                                -------           -------      -------     ------         ------
 .........................................................................
 Net asset value end of
  period                        $ 12.57           $ 13.12      $ 13.23     $11.28         $11.65
                                -------           -------      -------     ------         ------
 .........................................................................
 .........................................................................
 Total return                     (4.03%)           (0.83%)      21.67%     (1.75%)        16.50%
 .........................................................................
 Ratios/supplemental data
 .........................................................................
 Net assets end of period
  (thousands)                   $66,641           $69,283      $47,524     $2,888         $2,446
 .........................................................................
 Ratios to average net
  assets:
 Expenses                          1.07%+            1.01%+       0.92%      1.00%+         1.00%+
 .........................................................................
 Expenses, excluding fee
  credits                          1.07%+            1.01%+        N/A        N/A            N/A
 .........................................................................
 Expenses, excluding fee
  credits, waivers and
  reimbursements                    N/A               N/A         0.95%      2.53%+         2.81%+
 .........................................................................
 Net investment income            (0.69%)+          (0.62%)+     (0.48%)    (0.57%)+       (0.45%)+
 .........................................................................
 Portfolio turnover rate             75%               54%         166%       123%            57%
 .........................................................................

+ Annualized.
# Net investment income (loss) based on average shares outstanding during the period.
(a) For the period from December 28, 1995 (commencement of class operations) to June 30, 1996.
(b) For the eight-month period ended February 28, 1997. The fund changed its fiscal year end from June 30 to February 28, effective February 28, 1997.
(c) For the four-month period ended June 30, 1998. The fund changed its fiscal year end from February 28 to June 30, effective June 30, 1998.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                        Select Small Company Value Fund
--------------------------------------------------------------------------------

                              Financial Highlights
                (For a share outstanding throughout each period)

                                            Six Months Ended
                                            December 31, 1998   Period Ended
                                               (Unaudited)    June 30, 1998 (a)
 CLASS I
 Net asset value beginning of period             $ 10.09           $ 10.00
                                                 -------           -------
 .........................................................................
 Income from investment operations
 .........................................................................
 Net investment income                              0.01              0.04
 .........................................................................
 Net realized and unrealized gains or
  losses on securities                             (1.25)             0.09
                                                 -------           -------
 .........................................................................
 Total from investment operations                  (1.24)             0.13
                                                 -------           -------
 .........................................................................
 Less distributions from
 .........................................................................
 Net investment income                             (0.02)                0
 .........................................................................
 Net realized gains on securities                  (0.03)            (0.04)
                                                 -------           -------
 .........................................................................
 Total distributions                               (0.05)            (0.04)
                                                 -------           -------
 .........................................................................
 Net asset value end of period                   $  8.80           $ 10.09
                                                 -------           -------
 .........................................................................
 Total return                                     (12.24%)            1.28%
 .........................................................................
 Ratios/supplemental data
 .........................................................................
 Net assets end of period (thousands)            $98,112           $77,647
 .........................................................................
 Ratios to average net assets:
 Expenses                                           0.99%+            1.01%+
 .........................................................................
 Expenses, excluding fee credits                    0.98%+            1.00%+
 .........................................................................
 Expenses, excluding fee credits, waivers
  and reimbursements                                1.09%+            1.26%+
 .........................................................................
 Net investment income                              0.18%+            0.68%+
 .........................................................................
 Portfolio turnover rate                              13%               23%
 .........................................................................

+ Annualized.
(a) For the period from December 23, 1997 (commencement of class operations) to June 30, 1998.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Social Principles Fund
--------------------------------------------------------------------------------

                              Financial Highlights
                (For a share outstanding throughout each period)

                                       Six Months Ended
                                       December 31, 1998   Period Ended
                                          (Unaudited)    June 30, 1998 (a)
 CLASS I
 Net asset value beginning of period       $  38.96          $  36.65
                                           --------          --------
 .........................................................................
 Income from investment operations
 .........................................................................
 Net investment income                         0.08              0.03
 .........................................................................
 Net realized and unrealized gains or
  losses on securities                        (0.37)             2.32
                                           --------          --------
 .........................................................................
 Total from investment operations             (0.29)             2.35
                                           --------          --------
 .........................................................................
 Less distributions from
 .........................................................................
 Net investment income                        (0.10)            (0.04)
 .........................................................................
 Net realized gain on securities              (2.10)                0
                                           --------          --------
 .........................................................................
 Total distributions                          (2.20)            (0.04)
                                           --------          --------
 .........................................................................
 Net asset value end of period             $  36.47          $  38.96
                                           --------          --------
 .........................................................................
 Total return                                 (0.42%)            6.41%
 .........................................................................
 Ratios/supplemental data
 .........................................................................
 Net assets end of period (thousands)      $  3,006          $  2,405
 .........................................................................
 Ratios to average net assets:
 Expenses                                      0.83%+            0.86%+
 .........................................................................
 Expenses, excluding fee credits               0.83%+            0.86%+
 .........................................................................
 Expenses, excluding fee credits,
  waivers and reimbursements                   0.93%+            0.99%+
 .........................................................................
 Net investment income                         0.47%+            0.19%+
 .........................................................................
 Portfolio turnover rate                          4%               24%
 .........................................................................

                                       Six Months Ended
                                       December 31, 1998   Period Ended*
                                          (Unaudited)      June 30, 1998
 CLASS IS
 Net asset value beginning of period       $  38.94          $  38.44
                                           --------          --------
 .........................................................................
 Income from investment operations
 .........................................................................
 Net investment income                         0.03             (0.01)
 .........................................................................
 Net realized and unrealized gains or
  losses on securities                        (0.37)             0.52
                                           --------          --------
 .........................................................................
 Total from investment operations             (0.34)             0.51
                                           --------          --------
 .........................................................................
 Less distributions from
 .........................................................................
 Net investment income                        (0.06)            (0.01)
 .........................................................................
 Net realized gain on securities              (2.10)                0
                                           --------          --------
 .........................................................................
 Total distributions                          (2.16)            (0.01)
                                           --------          --------
 .........................................................................
 Net asset value end of period             $  36.44          $  38.94
                                           --------          --------
 .........................................................................
 Total return                                 (0.58%)            1.32%
 .........................................................................
 Ratios/supplemental data
 .........................................................................
 Net assets end of period (thousands)      $    118          $    205
 .........................................................................
 Ratios to average net assets:
 Expenses                                      1.08%+            1.11%+
 .........................................................................
 Expenses, excluding fee credits               1.08%+            1.11%+
 .........................................................................
 Expenses, excluding fee credits,
  waivers and reimbursements                   1.18%+            1.24%+
 .........................................................................
 Net investment income                         0.17%+           (0.12%)+
 .........................................................................
 Portfolio turnover rate                          4%               24%
 .........................................................................

+ Annualized.
(a) For the period from November 24, 1997 (commencement of class operations) to June 30, 1998.
(b) For the period from March 12, 1998 (commencement of class operations) to June 30, 1998.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Social Principles Fund
--------------------------------------------------------------------------------



                              Financial Highlights
                (For a share outstanding throughout each period)

                                            Six Months Ended
                                            December 31, 1998   Period Ended
                                               (Unaudited)    June 30, 1998 (a)
 CLASS IC
 Net asset value beginning of period            $  38.95          $  36.65
                                                --------          --------
 .........................................................................
 Income from investment operations
 .........................................................................
 Net investment income                              0.08              0.03
 .........................................................................
 Net realized and unrealized gains or
  losses on securities                             (0.37)             2.31
                                                --------          --------
 .........................................................................
 Total from investment operations                  (0.29)             2.34
                                                --------          --------
 .........................................................................
 Less distributions from
 .........................................................................
 Net investment income                             (0.10)            (0.04)
 .........................................................................
 Net realized gain on securities                   (2.10)                0
                                                --------          --------
 .........................................................................
 Total distributions                               (2.20)            (0.04)
                                                --------          --------
 .........................................................................
 Net asset value end of period                  $  36.46          $  38.95
                                                --------          --------
 .........................................................................
 Total return                                      (0.42%)            6.38%
 .........................................................................
 Ratios/supplemental data
 .........................................................................
 Net assets end of period (thousands)           $163,982          $177,187
 .........................................................................
 Ratios to average net assets:
  Expenses                                          0.83%+            0.86%+
 .........................................................................
  Expenses, excluding fee credits                   0.83%+            0.86%+
 .........................................................................
  Expenses, excluding fee credits, waivers
   and reimbursements                               0.93%+            0.99%+
 .........................................................................
  Net investment income                             0.47%+            0.12%+
 .........................................................................
 Portfolio turnover rate                               4%               24%
 .........................................................................

+ Annualized.
(a) For the period from November 24, 1997 (commencement of class operations) to June 30, 1998.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Select Special Equity Fund
--------------------------------------------------------------------------------

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                 Years ended June 30,           Period ended October 31,
                          Six Months Ended  -------------------------------- -------------------------------
                          December 31, 1998  1998     1997                   Institutional Class Prior Class
                          (Unaudited) (e)#    (e)      (e)    1996 (c)(d)(e)     1995 (b)(e)     1994 (a)(e)
CLASS I
Net asset value
 beginning of period           $ 11.25      $ 11.27  $ 11.86     $ 11.42           $  9.37         $ 10.00
                               -------      -------  -------     -------           -------         -------
 .........................................................................
Income from investment
 operations
 .........................................................................
Net investment income            (0.01)       (0.05)    0.02        0.07              0.12            0.06
 .........................................................................
Net realized and
 unrealized gains or
 losses on securities            (0.06)        1.52     1.81        2.13              2.12           (0.63)
                               -------      -------  -------     -------           -------         -------
 .........................................................................
Total from investment
 operations                      (0.07)        1.47     1.83        2.20              2.24           (0.57)
                               -------      -------  -------     -------           -------         -------
 .........................................................................
Less distributions from
 .........................................................................
Net investment income                0            0    (0.03)      (0.07)            (0.12)          (0.06)
Net realized gains on
 securities                      (1.18)       (1.49)   (2.39)      (1.69)            (0.07)              0
                               -------      -------  -------     -------           -------         -------
 .........................................................................
Total distributions              (1.18)       (1.49)   (2.42)      (1.76)            (0.19)          (0.06)
                               -------      -------  -------     -------           -------         -------
 .........................................................................
Net asset value end of
 period                        $ 10.00      $ 11.25  $ 11.27     $ 11.86           $ 11.42         $  9.37
                               -------      -------  -------     -------           -------         -------
 .........................................................................
 .........................................................................
Total return                      0.02%       14.23%   17.94%      22.27%            24.44%          (5.72%)
 .........................................................................
Ratios/supplemental data
 .........................................................................
Net assets end of period
 (thousands)                   $72,254      $73,981  $71,980     $63,680           $57,396         $10,069
 .........................................................................
Ratios to average net
 assets:
 Expenses                         1.05%+       1.10%    0.84%       0.34%+            0.32%           0.15%+
 .........................................................................
 Expenses, excluding fee
  credits                         1.05%+        N/A      N/A         N/A               N/A             N/A
 .........................................................................
 Expenses, excluding fee
  credits, waivers and
  reimbursements                  1.84%+       1.86%    1.82%       1.79%+            1.97%           2.10%+
 .........................................................................
 Net investment income           (0.18%)+     (0.48)    0.19%       0.94%+            1.14%           1.06%+
 .........................................................................
Portfolio turnover rate             48%          62%      74%         72%              129%             39%
 .........................................................................

+ Annualized.
# Net investment income based on average shares outstanding during the period.
(a) For the period from March 15, 1994 (commencement of class operations) to October 31, 1994.
(b) On February 21, 1995, the Shares of the Fund were redesignated as either Retail or Institutional Shares. On that date, the Fund's net investment in-come, expenses and distributions for the period November 1, 1994 through February 20, 1995 were allocated to each class of Shares. The basis for the allocation was the relative net assets of each class of Shares as of Febru-ary 21, 1995. The results were combined with the results of operations and distributions for each applicable class for the period February 21, 1995 through October 31, 1995. For the year ended October 31, 1995, the Finan-cial Highlights' ratio of expenses, net investment income, total return, and the per share investment activities and distributions reflect this al-location. Also, on April 15, 1996, the Conestoga Equity Fund was acquired by CoreFunds, Inc. At that time the Institutional Class Shares of the Fund were exchanged for Class Y Shares and the Retail Class of Shares of the Fund were exchanged for Class A Shares.
(c) The per share amount for the Fund for the year ended June 30, 1996 repre-sents the period from November 1, 1995 to June 30, 1996. All prior years are for the periods November 1 to October 31.
(d) On April 15, 1996, the Conestoga Special Equity Fund was acquired by CoreFunds, Inc. At that time the Retail Class Shares of the Fund were ex-changed for Class A shares.
(e) On July 24, 1998, the assets and certain liabilities of CoreFund Special Equity Fund ("CoreFund") were acquired by Evergreen Select Special Equity Fund ("Special Equity Fund"). Shareholders of CoreFund, Class Y became own-ers of that number of shares of Special Equity Fund, Class I having an ag-gregate net asset value equal to the aggregate net asset value of their shares of CoreFund immediately prior to the close of business on July 24, 1998. CoreFund is the accounting survivor, its basis of accounting for as-sets and liabilities and its operating results for the periods prior to July 24, 1998 have been carried forward in these financial statements.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                        Select Special Equity Fund Fund
--------------------------------------------------------------------------------

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                  Years ended June 30,           Period ended October 31,
                          Six Months Ended  --------------------------------- -------------------------------
                          December 31, 1998                                   Institutional Class Prior Class
                          (Unaudited) (e)#  1998 (e) 1997 (e)  1996 (c)(d)(e)     1995 (b)(e)     1994 (a)(e)
CLASS IS
Net asset value
 beginning of period           $11.18        $11.25   $11.85       $11.42           $  9.37         $ 10.00
                               ------        ------   ------       ------           -------         -------
 .........................................................................
Income from investment
 operations
 .........................................................................
Net investment income           (0.02)        (0.10)       0         0.08              0.12            0.06
 .........................................................................
Net realized and
 unrealized gains or
 losses on securities           (0.07)         1.52     1.81         2.11              2.12           (0.63)
                               ------        ------   ------       ------           -------         -------
 .........................................................................
Total from investment
 operations                     (0.09)         1.42     1.81         2.19              2.24           (0.57)
                               ------        ------   ------       ------           -------         -------
 .........................................................................
Less distributions from
 .........................................................................
Net investment income               0             0    (0.02)       (0.07)            (0.12)          (0.06)
Net realized gains on
 securities                     (1.18)        (1.49)   (2.39)       (1.69)            (0.07)              0
                               ------        ------   ------       ------           -------         -------
 .........................................................................
Total distributions             (1.18)        (1.49)   (2.41)       (1.76)            (0.19)          (0.06)
                               ------        ------   ------       ------           -------         -------
 .........................................................................
Net asset value end of
 period                        $ 9.91        $11.18   $11.25       $11.85           $ 11.42         $  9.37
                               ------        ------   ------       ------           -------         -------
 .........................................................................
 .........................................................................
Total return                    (0.16%)       13.78%   17.73%       22.14%            24.44%          (5.72%)
 .........................................................................
Ratios/supplemental data
 .........................................................................
Net assets end of period
 (thousands)                   $2,837        $2,981   $2,347       $1,144           $57,396         $10,069
 .........................................................................
Ratios to average net
 assets:
 Expenses                        1.30%+        1.35%    1.14%        0.37%+            0.32%           0.15%+
 .........................................................................
 Expenses, excluding fee
  credits                        1.30%+         N/A      N/A          N/A               N/A             N/A
 .........................................................................
 Expenses, excluding fee
  credits, waivers and
  reimbursements                 2.09%+        2.11%    2.07%        1.82%+            1.97%           2.10%+
 .........................................................................
 Net investment income          (0.48%)+      (0.73)   (0.12%)       0.91%+            1.14%           1.06%+
 .........................................................................
Portfolio turnover rate            48%           62%      74%          72%              129%             39%
 .........................................................................

+ Annualized.
# Net investment income based on average shares outstanding during the period.
(a) For the period from March 15, 1994 (commencement of class operations) to October 31, 1994.
(b) On February 21, 1995, the Shares of the Fund were redesignated as either Retail or Institutional Shares. On that date, the Fund's net investment in-come, expenses and distributions for the period November 1, 1994 through February 20, 1995 were allocated to each class of Shares. The basis for the allocation was the relative net assets of each class of Shares as of Febru-ary 21, 1995. The results were combined with the results of operations and distributions for each applicable class for the period February 21, 1995 through October 31, 1995. For the year ended October 31, 1995, the Finan-cial Highlights' ratio of expenses, net investment income, total return, and the per share investment activities and distributions reflect this al-location. Also, on April 15, 1996, the Conestoga Equity Fund was acquired by CoreFunds, Inc. At that time the Institutional Class Shares of the Fund were exchanged for Class Y Shares and the Retail Class of Shares of the Fund were exchanged for Class A Shares.
(c) The per share amount for the Fund for the year ended June 30, 1996 repre-sents the period from November 1, 1995 to June 30, 1996. All prior years are for the periods November 1 to October 31.
(d) On April 15, 1996, the Conestoga Special Equity Fund was acquired by CoreFunds, Inc. At that time the Retail Class Shares of the Fund were ex-changed for Class A shares.
(e) On July 24, 1998, the assets and certain liabilities of CoreFund Special Equity Fund ("CoreFund") were acquired by Evergreen Select Special Equity Fund ("Special Equity Fund"). Shareholders of CoreFund, Class A and Class B became owners of that number of shares of Special Equity Fund, Class IS having an aggregate net asset value equal to the aggregate net asset value of their shares of CoreFund immediately prior to the close of business on July 24, 1998. CoreFund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for the periods prior to July 24, 1998 have been carried forward in these financial statements.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Strategic Growth Fund
--------------------------------------------------------------------------------

                              Financial Highlights
                (For a share outstanding throughout each period)

                                            Six Months Ended
                                            December 31, 1998   Period Ended
                                               (Unaudited)    June 30, 1998 (a)
 CLASS I
 Net asset value beginning of period            $  38.41          $  32.45
                                                --------          --------
 .........................................................................
 Income from investment operations
 .........................................................................
 Net investment income                              0.05              0.04
 .........................................................................
 Net realized and unrealized gains or
  losses on securities                              2.35              5.96
                                                --------          --------
 .........................................................................
 Total from investment operations                   2.40              6.00
                                                --------          --------
 .........................................................................
 Less distributions from
 .........................................................................
 Net investment income                             (0.06)            (0.04)
 .........................................................................
 Net realized gains on securities                  (3.26)                0
                                                --------          --------
 .........................................................................
 Total distributions                               (3.32)            (0.04)
                                                --------          --------
 .........................................................................
 Net asset value end of period                  $  37.49          $  38.41
                                                --------          --------
 .........................................................................
 Total return                                       6.45%            18.53%
 .........................................................................
 Ratios/supplemental data
 .........................................................................
 Net assets end of period (thousands)           $528,827          $321,532
 .........................................................................
 Ratios to average net assets:
  Expenses                                          0.71%+            0.72%+
 .........................................................................
  Expenses, excluding fee credits                   0.71%+            0.72%+
 .........................................................................
  Expenses, excluding fee credits, waivers
   and reimbursements                               0.82%+            0.84%+
 .........................................................................
  Net investment income                             0.31%+            0.19%+
 .........................................................................
 Portfolio turnover rate                              59%               80%
 .........................................................................

                                            Six Months Ended
                                            December 31, 1998   Period Ended
                                              (Unaudited) #   June 30, 1998 (b)
 CLASS IS
 Net asset value beginning of period            $  38.36          $  36.10
                                                --------          --------
 .........................................................................
 Income from investment operations
 .........................................................................
 Net investment income                              0.01             (0.08)
 .........................................................................
 Net realized and unrealized gains or
  losses on securities                              2.32              2.34
                                                --------          --------
 .........................................................................
 Total from investment operations                   2.33              2.26
                                                --------          --------
 .........................................................................
 Less distributions from
 .........................................................................
 Net investment income                             (0.02)                0
 .........................................................................
 Net realized gains on securities                  (3.26)                0
                                                --------          --------
 .........................................................................
 Total distributions                               (3.28)                0
                                                --------          --------
 .........................................................................
 Net asset value end of period                  $  37.41          $  38.36
                                                --------          --------
 .........................................................................
 Total return                                       6.27%             6.29%
 .........................................................................
 Ratios/supplemental data
 .........................................................................
 Net assets end of period (thousands)           $ 11,797          $  2,373
 .........................................................................
 Ratios to average net assets:
  Expenses                                          0.96%+            0.97%+
 .........................................................................
  Expenses, excluding fee credits                   0.96%+            0.97%+
 .........................................................................
  Expenses, excluding fee credits, waivers
   and reimbursements                               1.08%+            1.09%+
 .........................................................................
  Net investment income                             0.06%+           (0.27%)+
 .........................................................................
 Portfolio turnover rate                              59%               80%
 .........................................................................

+ Annualized.
# Net investment income based on average shares outstanding during the period.
(a) For the period from November 24, 1997 (commencement of class operations) to June 30, 1998.
(b) For the period from February 27, 1998 (commencement of class operations) to June 30, 1998.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Select Strategic Value Fund
--------------------------------------------------------------------------------

                              Financial Highlights
                (For a share outstanding throughout each period)

                                            Six Months Ended
                                            December 31, 1998   Period Ended
                                               (Unaudited)    June 30, 1998 (a)
 CLASS I
 Net asset value beginning of period            $ 226.02          $ 203.35
                                                --------          --------
 .........................................................................
 Income from investment operations
 .........................................................................
 Net investment income                              1.54              1.60
 .........................................................................
 Net realized and unrealized gains or
  losses on securities                             (6.36)            22.67
                                                --------          --------
 .........................................................................
 Total from investment operations                  (4.82)            24.27
                                                --------          --------
 .........................................................................
 Less distributions from
 .........................................................................
 Net investment income                             (1.62)            (1.60)
 .........................................................................
 Net realized gains on securities                  (4.89)                0
                                                --------          --------
 .........................................................................
 Total distributions                               (6.51)            (1.60)
                                                --------          --------
 .........................................................................
 Net asset value end of period                  $ 214.69          $ 226.02
                                                --------          --------
 .........................................................................
 Total return                                      (2.06%)           11.95%
 .........................................................................
 Ratios/supplemental data
 .........................................................................
 Net assets end of period (thousands)           $348,059          $287,194
 .........................................................................
 Ratios to average net assets:
  Expenses                                          0.71%+            0.75%+
 .........................................................................
  Expenses, excluding fee credits                   0.71%+            0.75%+
 .........................................................................
  Expenses, excluding fee credits, waivers
   and reimbursements                               0.81%+            0.85%+
 .........................................................................
  Net investment income                             1.46%+            1.26%+
 .........................................................................
 Portfolio turnover rate                              13%               12%
 .........................................................................

                                            Six Months Ended
                                            December 31, 1998   Period Ended
                                               (Unaudited)    June 30, 1998 (b)
 CLASS IS
 Net asset value beginning of period            $ 226.04          $ 223.08
                                                --------          --------
 .........................................................................
 Income from investment operations
 .........................................................................
 Net investment income                              1.15              0.61
 .........................................................................
 Net realized and unrealized gains or
  losses on securities                             (6.21)             3.13
                                                --------          --------
 .........................................................................
 Total from investment operations                  (5.06)             3.74
                                                --------          --------
 .........................................................................
 Less distributions from
 .........................................................................
 Net investment income                             (1.34)            (0.78)
 .........................................................................
 In excess of net investment income                (4.89)                0
                                                --------          --------
 .........................................................................
 Total distributions                               (6.23)            (0.78)
                                                --------          --------
 .........................................................................
 Net asset value end of period                  $ 214.75          $ 226.04
                                                --------          --------
 .........................................................................
 Total return                                      (2.17%)            1.68%
 .........................................................................
 Ratios/supplemental data
 .........................................................................
 Net assets end of period (thousands)           $  1,730          $  1,327
 .........................................................................
 Ratios to average net assets:
  Expenses                                          0.96%+            1.00%+
 .........................................................................
  Expenses, excluding fee credits                   0.96%+            1.00%+
 .........................................................................
  Expenses, excluding fee credits, waivers
   and reimbursements                               1.06%+            1.10%+
 .........................................................................
  Net investment income                             1.21%+            0.93%+
 .........................................................................
 Portfolio turnover rate                              13%               12%
 .........................................................................

+ Annualized.
(a) For the period from November 24, 1997 (commencement of class operations) to June 30, 1998.
(b) For the period from March 11, 1998 (commencement of class operations) to June 30, 1998.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                            Select Core Equity Fund
--------------------------------------------------------------------------------

                            Schedule of Investments
                         December 31, 1998 (Unaudited)

    Shares                                                            Value

 COMMON STOCKS - 98.4%
             Automotive Equipment & Manufacturing - 1.6%
     235,000 Arvin Industries, Inc. ...........................   $    9,796,563
     360,000 Ford Motor Co. ...................................       21,127,500
                                                                  --------------
                                                                      30,924,063
                                                                  --------------
             Banks - 5.8%
     425,000 Bank One Corp. ...................................       21,701,562
     525,000 Bankamerica Corp. ................................       31,565,625
     225,000 BankBoston Corp. .................................        8,760,938
      55,000 Bankers Trust Corp. ..............................        4,699,063
     335,000 Chase Manhattan Corp. ............................       22,800,937
     225,000 Fleet Financial Group, Inc. ......................       10,054,687
     300,000 KeyCorp ..........................................        9,600,000
                                                                  --------------
                                                                     109,182,812
                                                                  --------------
             Building, Construction &
              Furnishings - 0.2%
     150,000 Masco Corp. ......................................        4,312,500
                                                                  --------------
             Business Equipment &
              Services - 1.2%
     115,000 *Compuware Corp. .................................        8,984,375
   1,100,000 *Office Max, Inc. ................................       13,475,000
                                                                  --------------
                                                                      22,459,375
                                                                  --------------
             Capital Goods - 0.9%
     158,600 Case Corp. .......................................        3,459,463
     135,000 Deere & Co. ......................................        4,471,875
     285,000 LucasVarity Plc, ADR..............................        9,547,500
                                                                  --------------
                                                                      17,478,838
                                                                  --------------
             Chemical & Agricultural
              Products - 2.1%
     300,000 *Cytec Industries, Inc. ..........................        6,375,000
     645,000 Du Pont (E. I.) De Nemours & Co. .................       34,225,312
                                                                  --------------
                                                                      40,600,312
                                                                  --------------
             Communication Systems &
              Services - 5.0%
     340,000 *Cisco Systems, Inc. .............................       31,556,250
     625,000 *MCI WorldCom, Inc. ..............................       44,843,750
     270,000 *Tellabs, Inc. ...................................       18,511,875
                                                                  --------------
                                                                      94,911,875
                                                                  --------------
             Consumer Products &
              Services - 2.6%
     225,000 *Fruit Of The Loom, Inc. Cl. A....................        3,107,812
     200,000 Gillette Co. .....................................        9,662,500
     375,000 Premark International, Inc. ......................       12,984,375
     355,000 Stanley Works.....................................        9,851,250
     250,000 Whirlpool Corp. ..................................       13,843,750
                                                                  --------------
                                                                      49,449,687
                                                                  --------------
             Diversified Companies - 1.3%
     335,000 Tyco International Ltd. ..........................       25,271,563
                                                                  --------------
             Electrical Equipment &
              Services - 3.8%
     700,000 General Electric Co. .............................       71,443,750
                                                                  --------------

   Shares                                                             Value

 COMMON STOCKS - continued
             Environmental Services - 1.9%
     610,000 *Allied Waste Industries, Inc. ...................   $   14,411,250
     460,000 Waste Management, Inc. ...........................       21,447,500
                                                                  --------------
                                                                      35,858,750
                                                                  --------------
             Finance & Insurance - 6.6%
     215,000 Allmerica Financial Corp. ........................       12,443,125
     475,000 Allstate Corp. ...................................       18,346,875
     125,000 American International Group, Inc. ...............       12,078,125
     235,000 *Amerin Corp. ....................................        5,551,875
     200,000 Citigroup, Inc. ..................................        9,900,000
     218,000 Franklin Resources, Inc. .........................        6,976,000
     150,000 Loews Corp. ......................................       14,737,500
     265,000 MGIC Investment Corp. ............................       10,550,312
     250,000 Morgan Stanley, Dean Witter, Discover & Co. ......       17,750,000
     155,000 PMI Group, Inc. ..................................        7,653,125
     120,000 Providian Financial Corp. ........................        9,000,000
                                                                  --------------
                                                                     124,986,937
                                                                  --------------
             Food & Beverage
              Products - 8.5%
     165,000 Bestfoods.........................................        8,786,250
     900,000 Coca Cola Co. ....................................       60,187,500
     150,000 Conagra, Inc. ....................................        4,725,000
     280,000 Fortune Brands, Inc. .............................        8,855,000
     850,000 Philip Morris Companies, Inc. ....................       45,475,000
     520,000 RJR Nabisco Holdings Corp. .......................       15,437,500
     200,000 *Safeway, Inc. ...................................       12,187,500
     170,000 Sara Lee Corp. ...................................        4,791,875
                                                                  --------------
                                                                     160,445,625
                                                                  --------------
             Healthcare Products &
              Services - 15.8%
     450,000 Abbott Laboratories...............................       22,050,000
     305,000 *Amgen, Inc. .....................................       31,891,562
     600,000 *Boston Scientific Corp. .........................       16,087,500
      75,000 Bristol-Myers Squibb Co. .........................       10,035,938
     270,000 *Covance, Inc. ...................................        7,863,750
     300,000 HBO & Co. ........................................        8,606,250
     305,000 *Health Management Associates,
              Inc. Cl. A.......................................        6,595,625
     320,000 *HEALTHSOUTH Corp. ...............................        4,940,000
     250,000 Johnson & Johnson.................................       20,968,750
     260,000 *Lincare Holdings, Inc. ..........................       10,546,250
     125,000 Merck & Co., Inc. ................................       18,460,937
     215,000 Mylan Laboratories, Inc. .........................        6,772,500
     175,000 Pfizer, Inc. .....................................       21,951,562
     430,000 Schering-Plough Corp. ............................       23,757,500
     525,000 SmithKline Beecham Plc, ADR.......................       36,487,500
     540,000 *Tenet Healthcare Corp. ..........................       14,175,000
     265,000 Teva Pharmaceutical Industries
              Ltd., ADR........................................       10,782,188
     350,000 Warner-Lambert Co. ...............................       26,315,625
                                                                  --------------
                                                                     298,288,437
                                                                  --------------

--------------------------------------------------------------------------------
                                   EVERGREEN
                            Select Core Equity Fund
--------------------------------------------------------------------------------

                       Schedule of Investments (continued)
                         December 31, 1998 (Unaudited)

   Shares                                                         Value

 COMMON STOCKS - continued
             Industrial Specialty Products &
              Services - 0.3%
     152,500 Trinity Industries, Inc. .....................   $    5,871,250
                                                              --------------
             Information Services &
              Technology - 17.5%
     375,000 *Adaptec, Inc. ...............................        6,585,938
     270,000 *Altera Corp. ................................       16,436,250
     425,000 *Applied Materials, Inc. .....................       18,142,188
     400,000 *Cadence Design Systems, Inc. ................       11,900,000
     765,000 Compaq Computer Corp. ........................       32,082,187
     260,000 Computer Associates
              International, Inc. .........................       11,082,500
     135,000 *Comverse Technology, Inc. ...................        9,585,000
     320,000 *Dell Computer Corp. .........................       23,420,000
     360,000 Intel Corp. ..................................       42,682,500
     280,000 International Business Machines Corp. ........       51,730,000
     245,000 *Microsoft Corp. .............................       33,978,437
     250,000 *Network Associates, Inc. ....................       16,562,500
     470,000 *Oracle Systems Corp. ........................       20,268,750
     390,000 *Quantum Corp. ...............................        8,287,500
     200,000 *SCI Systems, Inc. ...........................       11,550,000
     200,000 *Synopsys, Inc. ..............................       10,850,000
     175,000 Varian Associates, Inc. ......................        6,628,125
                                                              --------------
                                                                 331,771,875
                                                              --------------
             Metal Products &
              Services - 0.8%
      65,000 Aluminum Co. of America.......................        4,846,563
     195,000 Crown Cork & Seal Co., Inc. ..................        6,008,437
     425,000 Titanium Metals Corp. ........................        3,612,500
                                                              --------------
                                                                  14,467,500
                                                              --------------
             Oil/Energy - 7.2%
     280,000 Anadarko Petroleum Corp. .....................        8,645,000
     395,000 Elf Aquitaine, ADR............................       22,366,875
     465,000 Enron Corp. ..................................       26,534,062
     100,000 Mobil Corp. ..................................        8,712,500
     725,000 *Newpark Resources, Inc. .....................        4,939,063
     210,000 Phillips Petroleum Co. .......................        8,951,250
     325,000 Texaco, Inc. .................................       17,184,375
     460,000 Tosco Corp. ..................................       11,902,500
     460,000 Ultramar Diamond Shamrock Corp. ..............       11,155,000
     590,000 YPF SA, ADR...................................       16,483,125
                                                              --------------
                                                                 136,873,750
                                                              --------------
             Oil Field Services - 1.0%
     380,000 Diamond Offshore Drilling, Inc. ..............        9,001,250
     488,000 *R & B Falcon Corp. ..........................        3,721,000
     335,000 *Weatherford International, Inc. .............        6,490,625
                                                              --------------
                                                                  19,212,875
                                                              --------------

   Shares                                                             Value

 COMMON STOCKS - continued
             Paper & Packaging - 1.1%
     255,000 Bowater, Inc. ....................................   $   10,566,562
     185,000 *Sealed Air Corp. ................................        9,446,563
                                                                  --------------
                                                                      20,013,125
                                                                  --------------
             Real Estate - 1.3%
     460,000 FelCor Lodging Trust Inc. REIT....................       10,608,750
     500,000 Simon Property Group Inc. REIT....................       14,250,000
                                                                  --------------
                                                                      24,858,750
                                                                  --------------
             Retailing & Wholesale - 5.0%
     300,000 Dayton Hudson Corp. ..............................       16,275,000
     890,000 Family Dollar Stores, Inc. .......................       19,580,000
     235,000 *Federated Department Stores, Inc. ...............       10,237,187
     300,000 Liz Claiborne, Inc. ..............................        9,468,750
     260,000 Lowe's Companies, Inc. ...........................       13,308,750
     450,000 *Reebok International Ltd. .......................        6,693,750
     215,000 Sears, Roebuck & Co. .............................        9,137,500
     560,000 *Toys R Us, Inc. .................................        9,450,000
                                                                  --------------
                                                                      94,150,937
                                                                  --------------
             Telecommunication Services &
              Equipment - 1.1%
     175,000 Nokia Corp. ADR...................................       21,076,563
                                                                  --------------
             Transportation - 0.9%
     300,000 Burlington Northern Santa Fe Corp. ...............       10,125,000
     125,000 Kansas City Southern Industries, Inc. ............        6,148,438
                                                                  --------------
                                                                      16,273,438
                                                                  --------------
             Utilities - Electric - 2.7%
     510,000 Cinergy Corp. ....................................       17,531,250
     290,000 CMS Energy Corp. .................................       14,046,875
     430,000 GPU, Inc. ........................................       19,000,625
                                                                  --------------
                                                                      50,578,750
                                                                  --------------
             Utilities - Telephone - 1.9%
      82,500 Century Telephone Enterprises, Inc. ..............        5,568,750
     475,000 GTE Corp. ........................................       30,875,000
                                                                  --------------
                                                                      36,443,750
                                                                  --------------
             Utilities - 0.3%
     325,000 MCN Corp. ........................................        6,195,313
                                                                  --------------
             Total Common Stocks
              (cost $1,332,770,480)............................    1,863,402,400
                                                                  --------------

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                            Select Core Equity Fund
--------------------------------------------------------------------------------

                      Schedule of Investments (continued)
                         December 31, 1998 (Unaudited)

 Principal
  Amount                                      Value

SHORT-TERM INVESTMENTS - 4.2%
             Repurchase Agreement - 2.2%
$40,867,256  Dresdner Bank AG 4.25%,
              dated 12/31/98, due 1/4/99,
              maturity value $40,886,554
              (cost $40,867,256) (a)..... $   40,867,256
                                          --------------
             U.S. Government Agency
              Obligations - 0.1%
             U.S. Treasury Bills
  1,500,000  3.80%, 1/28/99..............      1,495,725
    100,000  3.85%, 1/21/99..............         99,785
                                          --------------
                                               1,595,510
                                          --------------

  Shares                                         Value

             Money Market Shares - 1.9%
 36,666,002  Valiant General Fund
              (cost, $36,666,002)...........     36,666,002
                                             --------------
             Total Short-Term Investments
              (cost $79,128,768)............     79,128,768
                                             --------------
             Total Investments
              (cost $1,411,899,248).. 102.6%  1,942,531,168
             Other Assets and
              Liabilities - net......  (2.6)   (49,693,421)
                                      ------ --------------
             Net Assets.............. 100.0% $1,892,837,747
                                      ====== ==============

* Non-income producing securities.
(a) At December 31, 1998, the repurchase agreement was collateralized by:
    $37,135,000 U.S. Treasury Inflation Index Notes, 3.625%, 4/15/28; value including accrued interest - $36,475,561 and $10,790,000 U.S. Treasury STRIP, 8/5/12; value including accrued interest -
     $5,213,728.
Summary of Abbreviations:
ADR  American Depository Receipts
REIT Real Estate Investment Trust
STRIP Separate Trading of Registered Interest and Principle of Securities

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Diversified Value Fund
--------------------------------------------------------------------------------

                            Schedule of Investments
                         December 31, 1998 (Unaudited)

   Shares                                                          Value

 COMMON STOCKS - 96.8%
            Aerospace & Defense - 1.1%
    140,000 Raytheon Co. Cl. A...............................   $  7,236,250
                                                                ------------
            Automotive Equipment
            & Manufacturing - 0.9%
    125,000 Goodyear Tire & Rubber Co. ......................      6,304,688
                                                                ------------
            Banks - 7.2%
    219,996 Bank One Corp. ..................................     11,233,546
    200,000 Bankamerica Corp. ...............................     12,025,000
     70,000 BankBoston Corp. ................................      2,725,625
     75,000 Chase Manhattan Corp. ...........................      5,104,687
     98,400 Fleet Financial Group, Inc. .....................      4,397,250
    250,000 PNC Bank Corp. ..................................     13,531,250
                                                                ------------
                                                                  49,017,358
                                                                ------------
            Building, Construction &
            Furnishings - 0.7%
    170,000 Masco Corp. .....................................      4,887,500
                                                                ------------
            Business Equipment &
            Services - 0.7%
     60,000 *Compuware Corp. ................................      4,687,500
                                                                ------------
            Chemical & Agricultural
            Products - 1.6%
    205,400 Du Pont (E. I.) De Nemours & Co. ................     10,899,038
                                                                ------------
            Communication Systems &
            Services - 6.2%
    200,000 *Cisco Systems, Inc. ............................     18,562,500
    200,000 *MCI WorldCom, Inc. .............................     14,350,000
    140,000 *Tellabs, Inc. ..................................      9,598,750
                                                                ------------
                                                                  42,511,250
                                                                ------------
            Consumer Products &
            Services - 3.7%
    200,000 Procter & Gamble Co. ............................     18,262,500
    132,600 Whirlpool Corp. .................................      7,342,725
                                                                ------------
                                                                  25,605,225
                                                                ------------
            Diversified Companies - 3.3%
    300,000 Tyco International Ltd. .........................     22,631,250
                                                                ------------
            Electrical Equipment &
            Services - 5.2%
    259,900 General Electric Co. ............................     26,526,044
    150,000 Motorola, Inc. ..................................      9,159,375
                                                                ------------
                                                                  35,685,419
                                                                ------------
            Environmental Services - 0.5%
     80,000 Waste Management, Inc. ..........................      3,730,000
                                                                ------------
            Finance & Insurance - 7.1%
    420,600 Allstate Corp. ..................................     16,245,675
    170,000 Citigroup, Inc. .................................      8,415,000
    215,000 Countrywide Credit Industries, Inc. .............     10,790,312
     65,000 Loews Corp. .....................................      6,386,250
     65,000 Merrill Lynch & Co., Inc. .......................      4,338,750
     80,000 Price (T.) Rowe & Associates, Inc. ..............      2,740,000
                                                                ------------
                                                                  48,915,987
                                                                ------------

   Shares                                                              Value

 COMMON STOCKS - continued
            Food & Beverage Products - 10.9%
    363,300 Bestfoods............................................   $ 19,345,725
    224,800 Coca Cola Co. .......................................     15,033,500
    266,700 Fortune Brands, Inc. ................................      8,434,387
    265,000 Philip Morris Companies, Inc. .......................     14,177,500
    200,000 *Safeway, Inc. ......................................     12,187,500
    200,000 Sara Lee Corp. ......................................      5,637,500
                                                                    ------------
                                                                      74,816,112
                                                                    ------------
            Healthcare Products &
            Services - 13.2%
    100,000 Bristol-Myers Squibb Co. ............................     13,381,250
    145,000 Johnson & Johnson....................................     12,161,875
    250,000 *Lincare Holdings, Inc. .............................     10,140,625
    203,500 Pfizer, Inc. ........................................     25,526,531
    170,000 SmithKline Beecham Plc, ADR..........................     11,815,000
    180,000 *Tenet Healthcare Corp. .............................      4,725,000
    170,000 Warner-Lambert Co. ..................................     12,781,875
                                                                    ------------
                                                                      90,532,156
                                                                    ------------
            Information Services &
            Technology - 10.4%
    200,000 Compaq Computer Corp. ...............................      8,387,500
    100,000 Intel Corp. .........................................     11,856,250
    124,900 International Business Machines Corp. ...............     23,075,275
    170,000 *Microsoft Corp. ....................................     23,576,875
     50,000 *Sun Microsystems, Inc. .............................      4,281,250
                                                                    ------------
                                                                      71,177,150
                                                                    ------------
            Manufacturing - Distributing - 0.5%
     50,000 Philips Electronics NV...............................      3,384,375
                                                                    ------------
            Metal Products & Services - 1.5%
     40,955 Aluminum Co. of America..............................      3,053,707
    328,000 USX United States Steel Group........................      7,544,000
                                                                    ------------
                                                                      10,597,707
                                                                    ------------
            Natural Gas - 0.5%
    100,000 El Paso Energy Corp. Delaware........................      3,481,250
                                                                    ------------
            Oil/Energy - 6.4%
     90,000 Atlantic Richfield Co. ..............................      5,872,500
    170,000 Cabot Corp. .........................................      4,749,375
    170,000 Mobil Corp. .........................................     14,811,250
    130,000 Tosco Corp. .........................................      3,363,750
    100,000 Ultramar Diamond Shamrock Corp. .....................      2,425,000
    225,000 Williams Companies, Inc. ............................      7,017,188
    200,000 YPF SA, ADR..........................................      5,587,500
                                                                    ------------
                                                                      43,826,563
                                                                    ------------
            Oil Field Services - 0.5%
     71,500 Diamond Offshore Drilling, Inc. .....................      1,693,656
    225,000 *R & B Falcon Corp. .................................      1,715,625
                                                                    ------------
                                                                       3,409,281
                                                                    ------------
            Paper & Packaging - 1.1%
    180,000 Bowater, Inc. .......................................      7,458,750
                                                                    ------------

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Diversified Value Fund
--------------------------------------------------------------------------------

                      Schedule of Investments (continued)
                         December 31, 1998 (Unaudited)

   Shares                                                              Value

 COMMON STOCKS - continued
            Retailing & Wholesale - 2.4%
     99,000 Dayton Hudson Corp. .................................   $  5,370,750
    110,000 Family Dollar Stores, Inc. ..........................      2,420,000
    200,000 *Federated Department Stores, Inc. ..................      8,712,500
                                                                    ------------
                                                                      16,503,250
                                                                    ------------
            Telecommunication Services &
            Equipment - 1.0%
     57,900 Nokia Corp. ADR......................................      6,973,331
                                                                    ------------
            Textile & Apparel - 0.9%
    129,300 V. F. Corp. .........................................      6,060,938
                                                                    ------------
            Transportation - 1.5%
    300,000 Burlington Northern Santa Fe Corp. ..................     10,125,000
                                                                    ------------
            Utilities - Electric - 3.3%
    554,300 Houston Industries, Inc. ............................     17,806,887
    125,000 PacifiCorp...........................................      2,632,813
     50,000 Pinnacle West Capital Corp. .........................      2,118,750
                                                                    ------------
                                                                      22,558,450
                                                                    ------------

   Shares                                                              Value

 COMMON STOCKS - continued
            Utilities - Telephone - 4.5%
    120,000 Century Telephone Enterprises, Inc. .................   $  8,100,000
    346,000 GTE Corp. ...........................................     22,490,000
                                                                    ------------
                                                                      30,590,000
                                                                    ------------
            Total Common Stocks
             (cost $581,758,909).................................    663,605,778
                                                                    ------------
 PREFERRED STOCKS - 1.8%
            Printing, Publishing, Broadcasting &
            Entertainment - 1.8%
    510,200 News Corp. Ltd. ADR
             (cost $11,451,485)..................................   $ 12,595,563
                                                                    ------------

 Principal
   Amount
 SHORT-TERM INVESTMENT - 1.4%
            Repurchase Agreement - 1.4%
 $9,834,588 Dresdner Bank AG
             4.25%, dated 12/31/98, due 1/4/99, maturity value
             $9,839,232 (cost $9,834,588)(a).....................      9,834,588
                                                                    ------------
            Total Investments
             (cost $603,044,982).........................    100.0%  686,035,929
            Other Assets and
             Liabilities - net...........................      0.0      (157,459)
                                                            ------  ------------
            Net Assets...................................    100.0% $685,878,470
                                                            ======  ============

 * Non-income producing securities.
(a) At December 31,1998, the repurchase agreement was collateralized by:
    $9,975,000 U.S. Treasury Inflation Index Notes, 3.625%, 1/15/08; value including accrued interest - $10,033,783.

Summary of Abbreviations:
ADR  American Depository Receipts

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Select Large Cap Blend Fund
--------------------------------------------------------------------------------

                            Schedule of Investments
                         December 31, 1998 (Unaudited)

   Shares                                                              Value

 COMMON STOCKS - 96.6%
             Automotive Equipment &
              Manufacturing - 1.1%
     108,000 Goodyear Tire & Rubber Co. .........................   $  5,447,250
                                                                    ------------
             Banks - 10.2%
     236,780 Bank One Corp. .....................................     12,090,579
     190,000 Bankamerica Corp. ..................................     11,423,750
     248,400 BankBoston Corp. ...................................      9,672,075
      60,070 Bankers Trust Corp. ................................      5,132,231
     164,000 Fleet Financial Group, Inc. ........................      7,328,750
      96,775 Mellon Bank Corp. ..................................      6,653,281
                                                                    ------------
                                                                      52,300,666
                                                                    ------------
             Building, Construction &
              Furnishings - 2.0%
     361,000 Masco Corp. ........................................     10,378,750
                                                                    ------------
             Business Equipment &
              Services - 1.7%
     112,800 *Compuware Corp. ...................................      8,812,500
                                                                    ------------
             Chemical & Agricultural
              Products - 1.0%
      95,000 Du Pont (E. I.) De Nemours & Co. ...................      5,040,938
                                                                    ------------
             Communication Systems &
              Services - 6.6%
     187,050 *Cisco Systems, Inc. ...............................     17,360,578
     231,000 *MCI WorldCom, Inc. ................................     16,574,250
                                                                    ------------
                                                                      33,934,828
                                                                    ------------
             Consumer Products &
              Services - 3.7%
     145,900 Procter & Gamble Co. ...............................     13,322,494
      97,600 Whirlpool Corp. ....................................      5,404,600
                                                                    ------------
                                                                      18,727,094
                                                                    ------------
             Diversified Companies - 2.9%
     196,000 Tyco International Ltd. ............................     14,785,750
                                                                    ------------
             Electrical Equipment &
              Services - 3.4%
     172,560 General Electric Co. ...............................     17,611,905
                                                                    ------------
             Environmental Services - 2.4%
     262,500 Waste Management, Inc. .............................     12,239,062
                                                                    ------------
             Finance & Insurance - 7.8%
     279,600 Allstate Corp. .....................................     10,799,550
     224,500 Citigroup, Inc. ....................................     11,112,750
     180,250 Federal National Mortgage Association...............     13,338,500
      68,500 Merrill Lynch & Co., Inc. ..........................      4,572,375
                                                                    ------------
                                                                      39,823,175
                                                                    ------------
             Food & Beverage Products - 6.5%
     113,500 Bestfoods...........................................      6,043,875
     162,850 Coca Cola Co. ......................................     10,890,594
     106,200 Philip Morris Companies, Inc. ......................      5,681,700
     173,600 *Safeway, Inc. .....................................     10,578,750
                                                                    ------------
                                                                      33,194,919
                                                                    ------------

   Shares                                                         Value

 COMMON STOCKS - continued
             Healthcare Products &
              Services - 15.9%
     124,000 Bristol-Myers Squibb Co. ......................   $ 16,592,750
     330,400 HBO & Co. .....................................      9,478,350
     515,000 *HEALTHSOUTH Corp. ............................      7,950,312
     172,885 Johnson & Johnson..............................     14,500,729
     142,180 *Lincare Holdings, Inc. .......................      5,767,176
     110,870 Pfizer, Inc. ..................................     13,907,256
     131,000 *Quintiles Transnational Corp. ................      6,992,125
      82,600 Warner-Lambert Co. ............................      6,210,488
                                                               ------------
                                                                 81,399,186
                                                               ------------
             Information Services &
              Technology - 12.4%
     417,800 Compaq Computer Corp. .........................     17,521,487
      64,200 Intel Corp. ...................................      7,611,713
      45,500 International Business Machines Corp. .........      8,406,125
     138,000 *Microsoft Corp. ..............................     19,138,875
     121,000 *Network Associates, Inc. .....................      8,016,250
     138,000 *Quantum Corp. ................................      2,932,500
                                                               ------------
                                                                 63,626,950
                                                               ------------
             Metal Products &
              Services - 1.0%
      71,000 Aluminum Co. of America........................      5,293,937
                                                               ------------
             Oil / Energy - 4.4%
      78,000 Mobil Corp. ...................................      6,795,750
     197,400 Texaco, Inc. ..................................     10,437,525
     183,700 YPF SA, ADR....................................      5,132,119
                                                               ------------
                                                                 22,365,394
                                                               ------------
             Paper & Packaging - 1.1%
     134,600 Bowater, Inc. .................................      5,577,487
                                                               ------------
             Printing, Publishing, Broadcasting &
              Entertainment - 1.8%
     247,200 News Corp, Ltd. ...............................      6,535,350
      41,700 Omnicom Group, Inc. ...........................      2,418,600
                                                               ------------
                                                                  8,953,950
                                                               ------------
             Real Estate - 0.7%
     153,800 FelCor Lodging Trust Inc. REIT.................      3,547,013
                                                               ------------
             Retailing & Wholesale - 2.4%
     157,200 Dayton Hudson Corp. ...........................      8,528,100
     164,400 Family Dollar Stores, Inc. ....................      3,616,800
                                                               ------------
                                                                 12,144,900
                                                               ------------
             Transportation - 1.3%
     189,000 Burlington Northern Santa Fe Corp. ............      6,378,750
                                                               ------------
             Utilities - Electric - 2.2%
     323,700 Cinergy Corp. .................................     11,127,187
                                                               ------------

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Select Large Cap Blend Fund
--------------------------------------------------------------------------------

                      Schedule of Investments (continued)
                         December 31, 1998 (Unaudited)


   Shares                                                              Value

 COMMON STOCKS - continued
             Utilities - Telephone - 4.1%
     112,500 Century Telephone Enterprises, Inc. ................   $  7,593,750
     207,700 GTE Corp. ..........................................     13,500,500
                                                                    ------------
                                                                      21,094,250
                                                                    ------------
             Total Common Stocks
              (cost $367,996,341)................................    493,805,841
                                                                    ------------

  Principal
   Amount                                                        Value

 SHORT-TERM INVESTMENTS - 3.4%
             Repurchase Agreement - 3.4%
 $17,500,209 Dresdner Bank AG
              4.25%, dated 12/31/98, due 1/4/99, maturity
              value $17,508,473 (cost $17,500,209) (a).....     17,500,209
                                                              ------------

   Shares

             Money Market Shares - 0.0%
       1,661 Valiant General Fund
              (cost $1,661).....................................          1,661
                                                                   ------------
             Total Investments
              (cost $385,498,211)........................   100.0% $511,307,711
             Other Assets and
              Liabilities - net..........................     0.0       (80,997)
                                                            -----  ------------
             Net  Assets.................................   100.0% $511,226,714
                                                            =====  ============

* Non-income producing securities
(a) At December 31,1998, the repurchase agreement was collateralized by:
    $7,730,000 U.S. Treasury Notes, 5.875%, 7/31/99; value including accrued interest-$7,971,996, $9,524,000 U.S. Treasury Notes, 6.00%,
    8/15/99; value including accrued interest - $9,815,720, and $65,000 U.S. Treasury Notes, 5.625%, 11/30/99; value including accrued interest - $65,880.

Summary of Abbreviations:
ADR  American Depository Receipts
REIT Real Estate Investment Trust

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Small Cap Growth Fund
--------------------------------------------------------------------------------

                            Schedule of Investments
                         December 31, 1998 (Unaudited)

 Shares                                                                 Value
 COMMON STOCKS - 99.6%
         Advertising & Related Services - 2.0%
  51,100 * ADVO, Inc. ............................................   $ 1,347,763
                                                                     -----------
         Aerospace & Defense - 1.6%
  12,900 Alliant Techsystems, Inc. ...............................     1,063,444
                                                                     -----------
         Automotive Equipment &
          Manufacturing - 1.2%
  25,200 Midas, Inc. .............................................       784,350
                                                                     -----------
         Banks - 2.4%
  34,300 SIS Bancorp, Inc. .......................................     1,574,584
                                                                     -----------
         Building, Construction &
          Furnishings - 2.2%
  22,100 * CompX International, Inc. Cl. A........................       582,888
  31,300 * Wackenhut Corrections Corp. ...........................       895,962
                                                                     -----------
                                                                       1,478,850
                                                                     -----------
         Business Equipment & Services - 4.7%
  27,400 Abacus Direct Corp. .....................................     1,254,406
  30,200 * Hagler Bailly, Inc. ...................................       620,988
  49,400 * Market Facts, Inc. ....................................     1,241,175
                                                                     -----------
                                                                       3,116,569
                                                                     -----------
         Chemical & Agricultural Products - 1.8%
  33,800 OM Group, Inc. ..........................................     1,233,700
                                                                     -----------
         Communication Systems &
          Services - 1.0%
  10,400 * Exodus Communications, Inc. ...........................       671,450
                                                                     -----------
         Consumer Products & Services - 4.9%
  37,300 * Chattem, Inc. .........................................     1,778,743
  38,500 * Scotts Co. (The) Cl. A.................................     1,479,844
                                                                     -----------
                                                                       3,258,587
                                                                     -----------
         Education - 8.0%
  43,646 * Bright Horizons Family Solutions, Inc. ................     1,183,898
  52,400 * Career Education Corp. ................................     1,572,000
  69,100 * CBT Group Public Ltd. .................................     1,032,181
  76,500 * Computer Learning Centers, Inc. .......................       509,203
  29,000 Strayer Education, Inc. .................................     1,019,531
                                                                     -----------
                                                                       5,316,813
                                                                     -----------
         Electrical Equipment & Services - 8.1%
  43,300 * Artisan Components, Inc. ..............................       228,678
  39,500 * Asyst Technologies, Inc. ..............................       807,281
  49,800 * Atmel Corp. ...........................................       761,006
  55,200 * DII Group, Inc. .......................................     1,266,150
  29,800 * Pri Automation, Inc. ..................................       769,213
  43,600 * Sipex Corp. ...........................................     1,546,438
                                                                     -----------
                                                                       5,378,766
                                                                     -----------
         Finance & Insurance - 4.9%
  33,200 Annuity & Life Re, Ltd. .................................       888,100
  29,467 * Delphi Financial Group, Inc. ..........................     1,545,176
  25,000 * Telebanc Financial Corp. ..............................       854,687
                                                                     -----------
                                                                       3,287,963
                                                                     -----------

 Shares                                                                Value
 COMMON STOCKS - continued
         Finance - 1.9%
  20,900 Investors Financial Services Corp. .....................   $ 1,247,469
                                                                    -----------
         Healthcare Products &
          Services - 7.3%
  35,200 Ballard Medical Products................................       855,800
  24,100 * Barr Labs Inc. .......................................     1,156,800
   7,300 * Minimed Inc. .........................................       765,587
  37,750 * Renal Care Group, Inc. ...............................     1,094,750
  30,150 * Xomed Surgical Products, Inc. ........................       964,800
                                                                    -----------
                                                                      4,837,737
                                                                    -----------
         Industrial Specialty Products &
          Services - 5.1%
  31,500 Kaydon Corp. ...........................................     1,261,969
  37,200 Roper Industries, Inc. .................................       757,950
  28,900 Superior Telecom, Inc. .................................     1,365,525
                                                                    -----------
                                                                      3,385,444
                                                                    -----------
         Information Services &
          Technology - 20.1%
  19,000 * Applied Micro Circuits Corp. .........................       646,000
  18,100 * Broadvision, Inc. ....................................       585,422
  23,300 * Choicepoint, Inc. ....................................     1,502,850
  52,900 * DA Consulting Group, Inc. ............................     1,127,431
  47,300 * Electronics for Imaging, Inc. ........................     1,890,522
  51,000 * FileNet Corp. ........................................       584,906
  32,100 * Forrester Research, Inc. .............................     1,405,378
  22,800 * Kronos Inc. ..........................................     1,013,887
  39,500 * Maximus, Inc. ........................................     1,461,500
  13,700 * Mercury Interactive Corp. ............................       865,669
  13,200 * PMC Sierra, Inc. .....................................       832,013
  22,900 * Progress Software Corp. ..............................       774,306
  12,600 * Usweb Corp. ..........................................       331,538
  18,400 * Verio, Inc. ..........................................       409,400
                                                                    -----------
                                                                     13,430,822
                                                                    -----------
         Leisure & Tourism - 2.1%
  43,300 * Steiner Leisure Ltd. .................................     1,384,247
                                                                    -----------
         Machinery - Diversified - 3.6%
  25,300 Astec Industries, Inc. .................................     1,407,313
  64,000 * Rental Service Corp. .................................     1,004,000
                                                                    -----------
                                                                      2,411,313
                                                                    -----------
         Manufacturing - Distributing - 2.0%
  52,000 * National R. V. Holdings, Inc. ........................     1,339,000
                                                                    -----------
         Oil/Energy - 1.3%
  30,500 * Newfield Exploration Co. .............................       636,688
  32,400 * Seven Seas Petroleum, Inc. ...........................       216,675
                                                                    -----------
                                                                        853,363
                                                                    -----------
         Oil Field Services - 1.0%
  34,800 * Core Laboratories NV .................................       665,550
                                                                    -----------
         Printing, Publishing, Broadcasting & Entertainment -
           3.4%
  42,900 * Big Flower Holdings, Inc. ............................       946,481
  40,700 * Hearst-Argyle Television, Inc. .......................     1,343,100
                                                                    -----------
                                                                      2,289,581
                                                                    -----------

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Small Cap Growth Fund
--------------------------------------------------------------------------------

                      Schedule of Investments (continued)
                         December 31, 1998 (Unaudited)


 Shares                                                                 Value
 COMMON STOCKS - continued
         Retailing & Wholesale - 1.1%
  18,300 * Ann Taylor Stores Corp. ................................   $  721,706
                                                                      ----------
         Telecommunication Services &
          Equipment - 6.8%
  57,100 *Antec Corp...............................................    1,152,706
  72,800 *Boston Communications Group..............................      928,200
  15,800 *Esprit Telecom Group, Plc, ADR...........................      745,562
  40,200 *ITC Deltacom.............................................      610,538
  48,700 *Viatel, Inc. ............................................    1,118,578
                                                                      ----------
                                                                       4,555,584
                                                                      ----------
         Transportation - 1.1%
  41,600 *Covenant Transport, Inc. Cl. A ..........................      743,600
                                                                      ----------
         Total Common Stocks
          (cost $56,609,307).......................................   66,378,255
                                                                      ----------



 Principal
  Amount                                                              Value
 SHORT-TERM INVESTMENTS - 1.1%
           Repurchase Agreement - 1.1%
 $714,000  EIMC Joint Repurchase Agreement Investments in
            repurchase agreements, in a joint trading account,
            dated 12/31/98, 5.02%, due 1/4/99, maturity value
            $714,398 (cost $714,000) (a).........................  $   714,000
                                                                   -----------
           Total Investments
            (cost $57,323,307)..........................    100.7%  67,092,255
           Other Assets and
            Liabilities - net...........................     (0.7)    (451,186)
                                                           ------- -----------
           Net Assets...................................    100.0% $66,641,069
                                                           ======= ===========


* Non-income producing securities.
(a) The repurchase agreements are fully collateralized by the U.S. government and/or agency obligations based on market prices plus accrued interest at December 31, 1998.

Summary of Abbreviations:
ADR  American Depository Receipt

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                        Select Small Company Value Fund
--------------------------------------------------------------------------------

                            Schedule of Investments
                         December 31, 1998 (Unaudited)

   Shares                                                              Value

 COMMON STOCKS - 97.4%
            Automotive Equipment &
             Manufacturing - 2.9%
     40,000 Arvin Industries, Inc. ..............................   $  1,667,500
     60,000 Wabash National Corp. ...............................      1,218,750
                                                                    ------------
                                                                       2,886,250
                                                                    ------------
            Banks - 9.4%
     10,000 ABC Bancorp..........................................        126,250
      9,500 Bank of Commerce.....................................        159,125
     19,500 Britton & Koontz Capital Corp. ......................        386,344
     27,500 BSB Bancorp, Inc. ...................................        904,062
     67,400 *Civic Bancorp.......................................        893,050
     56,910 Commercial Bankshares, Inc. .........................      1,308,930
     50,000 Cowlitz Bancorp......................................        393,750
     15,000 First Liberty Financial Corp. .......................        315,000
     20,000 First State Bancorp..................................        415,000
     30,000 Granite State Bankshares, Inc. ......................        705,000
     14,000 Hancock Holding Co. .................................        637,000
     10,815 Hubco, Inc. .........................................        325,802
     50,000 Independent Bankshares, Inc. ........................        575,000
     10,000 Pacific Century Financial Corp. .....................        243,750
      7,000 *PNB Financial Group.................................        200,375
     75,000 *Pointe Financial Corp. .............................        773,438
     29,800 Seacoast Banking Corp. of Florida Cl. A..............        845,575
                                                                    ------------
                                                                       9,207,451
                                                                    ------------
            Building, Construction &
             Furnishings - 9.7%
      6,700 *Beazer Homes USA, Inc. .............................        167,500
     47,000 *CompX International, Inc. Cl. A.....................      1,239,625
     20,000 *Crossmann Communities, Inc. ........................        552,500
     20,000 D.R. Horton, Inc. ...................................        460,000
     60,000 *Gehl Co. ...........................................        922,500
     75,000 *Genlyte Group, Inc. ................................      1,406,250
     17,000 *Knoll, Inc. ........................................        503,625
     25,000 *Koala Corp. ........................................        434,375
     50,000 La-Z-Boy Chair Co. ..................................        890,625
     22,500 *Monaco Coach Corp. .................................        596,250
     75,000 Shelby Williams Industries, Inc. ....................        900,000
     40,100 *Stanley Furniture Co., Inc. ........................        731,825
     30,000 *Toll Brothers, Inc. ................................        676,875
                                                                    ------------
                                                                       9,481,950
                                                                    ------------
            Business Equipment &
             Services - 0.3%
      9,000 *Zebra Technologies Corp. Cl. A......................        258,750
                                                                    ------------
            Communication Systems &
             Services - 0.9%
     20,000 *Orbital Sciences Corp. .............................        885,000
                                                                    ------------
            Consumer Products &
             Services - 9.3%
     40,000 CPI Corp. ...........................................      1,060,000
     20,000 Harman International Industries, Inc. ...............        762,500
     45,000 Lancaster Colony Corp. ..............................      1,445,625
     50,000 *LoJack Corp. .......................................        593,750
     35,000 Matthews International Corp. Cl. A...................      1,102,500

   Shares                                                              Value

 COMMON STOCKS - continued
            Consumer Products &
             Services - continued
     45,000 *Maxwell Shoe, Inc. Cl. A............................   $    492,187
     60,000 *North Face, Inc. ...................................        780,000
     66,000 *Rock Of Ages Corp. Cl. A............................        940,500
     20,000 Russ Berrie & Co., Inc. .............................        470,000
     30,000 St. John Knits, Inc. ................................        780,000
     70,000 York Group, Inc. ....................................        665,000
                                                                    ------------
                                                                       9,092,062
                                                                    ------------
            Electronic Equipment &
             Services - 6.9%
     40,000 Boston Acoustics, Inc. ..............................      1,060,000
      5,000 *Electro Scientific Industries, Inc. ................        226,562
     27,800 *Hadco Corp. ........................................        973,000
     33,632 *Sanmina Corp. ......................................      2,102,000
     65,000 *SMART Modular Technologies, Inc. ...................      1,803,750
     85,000 *Vicon Industries, Inc. .............................        626,875
                                                                    ------------
                                                                       6,792,187
                                                                    ------------
            Electrical Equipment &
             Services - 0.1%
     15,000 *Ortel Corp. ........................................        131,250
                                                                    ------------
            Finance & Insurance - 10.0%
     30,000 American Bankers Insurance Group, Inc. ..............      1,451,250
     20,000 CMAC Investment Corp. ...............................        918,750
      2,500 Dain Rauscher Corp. .................................         73,750
     17,000 *Farm Family Holdings, Inc. .........................        578,000
     11,000 Fidelity National Financial, Inc. ...................        335,500
     32,000 Frontier Insurance Group, Inc. ......................        412,000
     38,500 Grand Premier Financial, Inc. .......................        471,625
     36,400 Interstate/Johnson Lane, Inc. .......................      1,139,775
     10,000 LandAmerica Financial Group, Inc. ...................        558,125
     32,300 Meadowbrook Insurance Group, Inc. ...................        530,931
     85,500 Morgan Keegan, Inc. .................................      1,608,469
     17,200 Raymond James Financial, Inc. .......................        363,350
     60,000 State Auto Financial Corp. ..........................        742,500
     27,700 Waddell & Reed Financial, Inc. Cl. A.................        656,144
                                                                    ------------
                                                                       9,840,169
                                                                    ------------
            Food & Beverage Products - 1.6%
     30,000 *Performance Food Group Co. .........................        843,750
     25,700 Smucker (J. M.) Co. .................................        568,613
      5,000 Smucker (J. M.) Co. Cl. A............................        123,750
                                                                    ------------
                                                                       1,536,113
                                                                    ------------
            Healthcare Products &
             Services - 7.6%
     20,000 *Acuson Corp. .......................................        297,500
     40,000 *ADAC Laboratories...................................        798,750
     95,000 *Air Methods Corp. ..................................        255,312
     10,000 *Alcide Corp. .......................................        151,250
     41,000 *Carematrix Corporation..............................      1,255,625
     40,000 *Empi, Inc. .........................................      1,000,000
    140,000 *Encore Medical Corp. ...............................        393,750
    100,000 *Exactech, Inc. .....................................      1,300,000

--------------------------------------------------------------------------------
                                   EVERGREEN
                        Select Small Company Value Fund
--------------------------------------------------------------------------------

                      Schedule of Investments (continued)
                         December 31, 1998 (Unaudited)

   Shares                                                             Value

 COMMON STOCKS - continued
            Healthcare Products &
             Services - continued
     40,000 *Hologic, Inc. .....................................   $    485,000
      3,500 *Maxxim Medical, Inc. ..............................        104,125
     16,000 *Visx, Inc. ........................................      1,399,000
                                                                   ------------
                                                                      7,440,312
                                                                   ------------
            Industrial Specialty Products &
             Services - 2.3%
     15,000 Donaldson, Inc. ....................................        311,250
     25,000 Graco, Inc. ........................................        737,500
      4,500 Hach Co. Cl. A......................................         46,125
     55,000 Met-Pro Corp. ......................................        687,500
     20,000 Robbins & Myers, Inc. ..............................        442,500
                                                                   ------------
                                                                      2,224,875
                                                                   ------------
            Information Services &
             Technology - 4.6%
     20,000 *Axent Technologies, Inc. ..........................        611,250
     20,000 *Etec Systems, Inc. ................................        800,000
     40,000 Fair Issac & Co., Inc. .............................      1,847,500
     33,200 *Micros Systems, Inc. ..............................      1,091,450
     10,000 *Tecnomatix Technologies Ltd. ......................        175,000
                                                                   ------------
                                                                      4,525,200
                                                                   ------------
            Machinery - Diversified - 0.8%
     41,250 Hardinge, Inc. .....................................        760,547
                                                                   ------------
            Oil/Energy - 2.0%
     20,000 *Barrett Resources Corp. ...........................        480,000
     30,000 Berry Petroleum Co. Cl. A...........................        425,625
     32,000 Cabot Oil & Gas Corp. Cl. A.........................        480,000
     50,000 *COHO Energy, Inc. .................................        140,625
     28,000 *Nuevo Energy Co. ..................................        322,000
     20,000 Southwestern Energy Co. ............................        150,000
                                                                   ------------
                                                                      1,998,250
                                                                   ------------
            Oil Field Services - 1.9%
     13,000 *Atwood Oceanics, Inc. .............................        221,000
     10,300 Lufkin Industries, Inc. ............................        190,550
     20,000 *Oceaneering International, Inc. ...................        300,000
     20,000 *Offshore Logistics, Inc. ..........................        237,500
     27,200 *R & B Falcon Corp. ................................        207,400
     10,000 *SEACOR SMIT, Inc. .................................        494,375
     30,000 *Tuboscope, Inc. ...................................        243,750
                                                                   ------------
                                                                      1,894,575
                                                                   ------------
            Printing, Publishing, Broadcasting & Entertainment -
              1.8%
     43,900 Banta Corp. ........................................      1,201,762
      1,900 Bowne & Co., Inc. ..................................         33,963
     20,000 *Infinity Broadcasting Corp. .......................        547,500
                                                                   ------------
                                                                      1,783,225
                                                                   ------------
            Real Estate - 1.0%
     15,000 Eastgroup Properties, Inc. REIT.....................        276,562
     20,000 *Lodgian, Inc. .....................................         97,500

   Shares                                                             Value

 COMMON STOCKS - continued
            Real Estate - continued
     50,000 *Prime Hospitality Corp. ...........................   $    528,125
      4,100 Sunstone Hotel Investors, Inc. REIT.................         38,694
                                                                   ------------
                                                                        940,881
                                                                   ------------
            Retailing & Wholesale - 7.6%
     22,000 *Cole National Corp. Cl. A..........................        376,750
     65,000 *Duckwall-ALCO Stores, Inc. ........................        853,125
     50,000 *Finish Line, Inc. Cl. A............................        400,000
     25,000 *Footstar, Inc. ....................................        625,000
     71,000 Freds Inc. .........................................      1,065,000
     63,500 *Lithia Motors, Inc. ...............................      1,047,750
    100,000 *S & K Famous Brands, Inc. .........................        928,125
     30,000 Seaway Food Town, Inc. .............................        495,000
     50,000 *Sonic Automotive, Inc. ............................      1,721,875
                                                                   ------------
                                                                      7,512,625
                                                                   ------------
            Telecommunication Services & Equipment - 3.0%
     69,300 *Antec Corp. .......................................      1,394,663
     60,000 *Aspect Telecommunications Corp. ...................      1,035,000
     50,000 *Comdial Corp. .....................................        440,625
      4,000 Hickory Tech Corp. .................................         52,000
                                                                   ------------
                                                                      2,922,288
                                                                   ------------
            Textile & Apparel - 1.7%
     70,000 *Gerber Childrenswear, Inc. ........................        608,125
     30,000 Oxford Industries, Inc. ............................        847,500
     18,100 Superior Uniform Group, Inc. .......................        262,450
                                                                   ------------
                                                                      1,718,075
                                                                   ------------
            Thrift Institutions - 4.8%
     18,000 Highland Bancorp, Inc. .............................        567,000
     75,400 Horizon Financial Corp. ............................        951,925
     14,200 Mech Financial, Inc. ...............................        394,050
     25,000 Monterey Bay Bancorp, Inc. .........................        357,813
     42,500 *Quaker City Bancorp, Inc. .........................        680,000
     48,371 St. Paul Bancorp, Inc. .............................      1,316,598
     29,000 Teche Holding Co. ..................................        445,875
                                                                   ------------
                                                                      4,713,261
                                                                   ------------
            Transportation - 1.7%
     13,000 *Airnet Systems, Inc. ..............................        186,875
     35,000 ASA Holdings, Inc. .................................      1,067,500
     25,700 *Heartland Express, Inc. ...........................        449,750
                                                                   ------------
                                                                      1,704,125
                                                                   ------------
            Utilities - Electric - 1.3%
     10,000 Central Hudson Gas & Electric Corp.                .        447,500
     10,000 Madison Gas & Electric Co. .........................        227,500
     22,500 MDU Resources Group, Inc. ..........................        592,031
                                                                   ------------
                                                                      1,267,031
                                                                   ------------
            Utilities - Gas - 4.2%
     10,000 Eastern Enterprises.................................        437,500
     25,000 Indiana Energy, Inc. ...............................        615,625
     26,600 Northwest Natural Gas Co. ..........................        688,275
     20,000 NUI Corp. ..........................................        536,250

--------------------------------------------------------------------------------
                                   EVERGREEN
                        Select Small Company Value Fund
--------------------------------------------------------------------------------

                      Schedule of Investments (continued)
                         December 31, 1998 (Unaudited)

   Shares                                                              Value

 COMMON STOCKS - continued
            Utilities - Gas - continued
     10,000 Providence Energy Corp. .............................   $    210,000
     30,000 South Jersey Industries, Inc. .......................        785,625
     35,000 UGI Corp. ...........................................        831,250
                                                                    ------------
                                                                       4,104,525
                                                                    ------------
            Total Common Stocks
             (cost $103,150,841).................................     95,620,977
                                                                    ------------


 Principal
   Amount                                                             Value

 SHORT-TERM INVESTMENTS - 4.8%
            Commercial Paper - 3.2%
 $1,645,000 Exxon Imperial US, Inc. 4.83%, 1/25/99..............   $  1,639,703
  1,470,000 Island Finance Puerto Rico, Inc. 5.55%, 1/22/99,
             (LOC: NorwestCorp.)................................      1,465,241
                                                                   ------------
                                                                      3,104,944
                                                                   ------------
            U.S. Government Agency
             Obligations - 1.6%
    175,000 Federal Home Loan Bank Discount Notes 5.05%,
             1/13/99............................................        174,705
  1,410,000 Federal National Mortgage Association Discount Notes
             5.07%, 1/19/99.....................................      1,406,426
                                                                   ------------
                                                                      1,581,131
                                                                   ------------
            Total Short-Term Investments
             (cost $4,686,075)..................................      4,686,075
                                                                   ------------

           Total Investments
            (cost $107,836,916)..........................   102.2%  100,307,052
           Other Assets and
            Liabilities - net............................    (2.2)   (2,194,640)
                                                            ------ ------------
           Net Assets ...................................   100.0% $ 98,112,412
                                                            ====== ============


* Non-Income Producing Securities.

Summary of Abbreviations:
REIT Real Estate Investment Trust
LOC  Letter of Credit

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Social Principles Fund
--------------------------------------------------------------------------------


                            Schedule of Investments
                         December 31, 1998 (Unaudited)

  Shares                                                               Value

 COMMON STOCKS - 99.6%
          Advertising & Related Services - 2.0%
   88,000 *Ha Lo Industries Inc. ................................   $  3,311,000
                                                                    ------------
          Aerospace & Defense - 1.1%
   87,500 *BE Aerospace, Inc. ...................................      1,837,500
                                                                    ------------
          Banks - 4.8%
   44,000 BankBoston Corp. ......................................      1,713,250
   30,000 Mellon Bank Corp. .....................................      2,062,500
   81,000 SouthTrust Corp. ......................................      2,991,938
   27,500 Summit Bancorp.........................................      1,201,406
                                                                    ------------
                                                                       7,969,094
                                                                    ------------
          Building, Construction & Furnishings - 4.9%
   90,000 Masco Corp. ...........................................      2,587,500
  110,000 *NCI Building Systems, Inc. ...........................      3,093,750
   42,000 Southdown, Inc. .......................................      2,485,875
                                                                    ------------
                                                                       8,167,125
                                                                    ------------
          Business Equipment & Services - 4.3%
   56,700 *Compuware Corp. ......................................      4,429,687
   40,000 *Consolidated Graphics, Inc. ..........................      2,702,500
                                                                    ------------
                                                                       7,132,187
                                                                    ------------
          Communication Systems & Services - 0.9%
   23,000 *Tellabs, Inc. ........................................      1,576,938
                                                                    ------------
          Consumer Products & Services - 1.0%
   29,100 Whirlpool Corp. .......................................      1,611,413
                                                                    ------------
          Education - 1.0%
   52,000 *Apollo Group, Inc. ...................................      1,761,500
                                                                    ------------
          Electronic Equipment & Services - 2.1%
   55,000 *Sanmina Corp. ........................................      3,437,500
                                                                    ------------
          Environmental Services - 3.0%
  215,000 *Allied Waste Industries, Inc. ........................      5,079,375
                                                                    ------------
          Finance & Insurance - 9.9%
   89,000 AFLAC, Inc. ...........................................      3,916,000
   50,000 Annuity & Life Re, Ltd. ...............................      1,343,750
  112,500 Conseco, Inc. .........................................      3,438,281
   32,100 Countrywide Credit Industries, Inc. ...................      1,611,019
   85,000 Partnerre Ltd. ........................................      3,888,750
   50,000 ReliaStar Financial Corp. .............................      2,306,250
                                                                    ------------
                                                                      16,504,050
                                                                    ------------
          Food & Beverage Products - 2.5%
   54,000 Dean Foods Co. ........................................      2,203,875
   95,000 Richfood Holdings, Inc. ...............................      1,971,250
                                                                    ------------
                                                                       4,175,125
                                                                    ------------
          Healthcare Products & Services - 15.4%
   88,000 *Boston Scientific Corp. ..............................      2,359,500
   63,000 *Elan Corp Plc, ADR....................................      4,382,437

  Shares                                                               Value

 COMMON STOCKS - continued
          Healthcare Products & Services - continued
   20,000 HBO & Co. .............................................   $    573,750
  230,000 *HEALTHSOUTH Corp. ....................................      3,550,625
   29,000 *Lincare Holdings, Inc. ...............................      1,176,313
  120,000 *Orthodontic Centers America, Inc. ....................      2,332,500
   70,000 *Pediatrix Medical Group, Inc. ........................      4,195,625
   67,000 *Quintiles Transnational Corp. ........................      3,576,125
   83,000 *Safeskin Corp. .......................................      2,002,375
   32,000 *Universal Health Services, Inc. Cl. B.................      1,660,000
                                                                    ------------
                                                                      25,809,250
                                                                    ------------
          Industrial Specialty Products & Services - 2.4%
   38,000 Magna International, Inc. Cl. A........................      2,356,000
   78,500 Roper Industries, Inc. ................................      1,599,437
                                                                    ------------
                                                                       3,955,437
                                                                    ------------
          Information Services & Technology - 15.6%
  113,000 *Adaptec, Inc. ........................................      1,984,563
   33,000 *Edwards (J.D.) & Co. .................................        936,375
   93,000 *EMC Corp. ............................................      7,905,000
  108,000 *Network Associates, Inc. .............................      7,155,000
   43,500 *PMC-Sierra, Inc. .....................................      2,745,937
  104,000 *Quantum Corp. ........................................      2,210,000
   27,000 *Uniphase Corp. .......................................      1,873,125
   22,000 Veritas Software Corp. ................................      1,318,625
                                                                    ------------
                                                                      26,128,625
                                                                    ------------
          Manufacturing - Distributing - 0.9%
   37,000 *Teradyne, Inc. .......................................      1,567,875
                                                                    ------------
          Oil/Energy - 3.5%
  310,000 *Newpark Resources, Inc. ..............................      2,111,875
   56,000 Sonat, Inc. ...........................................      1,515,500
   95,000 Ultramar Diamond Shamrock Corp. .......................      2,303,750
                                                                    ------------
                                                                       5,931,125
                                                                    ------------
          Paper & Packaging - 1.1%
  106,000 Rock Tennessee Co. Cl. A...............................      1,795,375
                                                                    ------------
          Pharmaceuticals - 3.3%
  190,000 *BioChem Pharma, Inc. .................................      5,438,750
                                                                    ------------
          Printing, Publishing, Broadcasting &
           Entertainment - 0.5%
   15,700 Omnicom Group, Inc. ...................................        910,600
                                                                    ------------
          Real Estate - 1.0%
   75,000 FelCor Lodging Trust Inc. REIT.........................      1,729,688
                                                                    ------------
          Retailing & Wholesale - 5.9%
   57,600 Dollar General Corp. ..................................      1,360,800
  156,000 Family Dollar Stores, Inc. ............................      3,432,000
  102,000 *General Nutrition Companies, Inc. ....................      1,657,500
   60,000 *Starbucks Corp. ......................................      3,367,500
                                                                    ------------
                                                                       9,817,800
                                                                    ------------

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Social Principles Fund
--------------------------------------------------------------------------------


                      Schedule of Investments (continued)
                         December 31, 1998 (Unaudited)


  Shares                                                               Value

 COMMON STOCKS - continued
          Telecommunication Services & Equipment - 1.8%
   60,000 *Qwest Communications
           International, Inc. ..................................   $  3,000,000
                                                                    ------------
          Transportation - 2.0%
  100,000 Comair Holdings, Inc. .................................      3,375,000
                                                                    ------------
          Utilities - Electric - 5.4%
   95,000 Cinergy Corp. .........................................      3,265,625
   68,000 Sierra Pacific Resources...............................      2,584,000
   85,000 UtiliCorp United, Inc. ................................      3,118,437
                                                                    ------------
                                                                       8,968,062
                                                                    ------------
          Utilities - Telephone - 3.3%
   81,000 Century Telephone Enterprises, Inc. ...................      5,467,500
                                                                    ------------
          Total Common Stocks
           (cost $118,325,220)...................................    166,457,894
                                                                    ------------



 Principal
  Amount                                                              Value

 SHORT-TERM INVESTMENTS - 0.4%
           Repurchase Agreement - 0.4%
 $605,242  Dresdner Bank AG 4.25%, dated 12/31/98, due 1/4/99,
            maturity value $605,313 (cost $605,242)(a)..........   $    605,242
                                                                   ------------
  Shares
           Money Market Shares - 0.0%
   62,842  Valiant General Fund (Cost $62,842)..................         62,842
                                                                   ------------
           Total Short-Term Investments
            (cost $668,084).....................................        668,084
                                                                   ------------

          Total Investments
           (cost $118,993,304)...........................   100.0%  167,125,978
          Other Assets and
           Liabilities - net.............................     0.0       (19,562)
                                                            ------ ------------
          Net Assets.....................................   100.0% $167,106,416
                                                            ====== ============

* Non-income producing securities.
(a) At December 31, 1998, the repurchase agreement was collateralized by:
    $1,280,000 U.S. Treasury STRIPS, 8/15/12; value including accrued interest - $618,867

Summary of Abbreviations:
ADR  American Depository Receipts
REIT Real Estate Investment Trust
STRIP Separate Trading of Registered Interest and Principle of Securities



                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Select Special Equity Fund
--------------------------------------------------------------------------------

                            Schedule of Investments
                         December 31, 1998 (Unaudited)

   Shares                                                               Value

 COMMON STOCKS - 91.1%
            Advertising & Related
             Services - 0.5%
   11,400   *Young & Rubicam, Inc.................................   $   369,075
                                                                     -----------
            Building, Construction &
             Furnishings - 6.4%
   45,000   *Comfort Systems USA, Inc.............................       804,375
   50,000   *Group Maintenance America Corp.......................       606,250
   25,000   Oakwood Homes Corp....................................       379,687
   27,500   *Royal Group Technologies Ltd.........................       613,594
   35,000   *Shaw Group, Inc......................................       280,000
   70,000   *Standard Pacific Corp................................       988,750
   44,180   *Winsloew Furniture, Inc..............................     1,170,770
                                                                     -----------
                                                                       4,843,426
                                                                     -----------
            Business Equipment &
             Services - 1.6%
   67,500   *Imagemax, Inc........................................       135,000
   32,500   *Metamor Worldwide, Inc...............................       812,500
   46,500   *Vision Twenty One, Inc...............................       244,125
                                                                     -----------
                                                                       1,191,625
                                                                     -----------
            Capital Goods - 0.3%
   10,000   *Case Corp............................................       218,125
                                                                     -----------
            Communication Systems &
             Services - 2.8%
   28,000   *Mac Gray Corp........................................       318,500
   22,000   *Metromedia Fiber Network, Inc........................       737,000
  115,100   *VDI Media............................................     1,093,450
                                                                     -----------
                                                                       2,148,950
                                                                     -----------
            Consumer Products &
             Services - 0.4%
  129,200   *Acme United Corp.....................................       290,700
                                                                     -----------
            Diversified Companies - 1.0%
   20,000   National Service Industries, Inc......................       760,000
                                                                     -----------
            Electronic Equipment &
             Services - 0.3%
   30,000   *Vicon Industries, Inc................................       221,250
                                                                     -----------
            Electrical Equipment &
             Services - 1.0%
   65,000   *Magnetek, Inc........................................       751,563
                                                                     -----------
            Finance & Insurance - 2.5%
   46,500   Aames Financial Corp..................................       148,219
   11,160   *Affiliated Managers Group, Inc. .....................       333,405
   34,700   *Delta Financial Corp.................................       206,031
   18,200   Everest Reinsurance Holdings, Inc.....................       708,662
   83,000   *WFS Financial, Inc...................................       518,750
                                                                     -----------
                                                                       1,915,067
                                                                     -----------
            Food & Beverage Products - 1.9%
   70,000   Chiquita Brands International, Inc. ..................       669,375
   30,000   *Fresh Del Monte Produce..............................       650,625
    9,300   *Omega Protein Corp...................................        94,163
                                                                     -----------
                                                                       1,414,163
                                                                     -----------

   Shares                                                               Value

 COMMON STOCKS - continued
            Healthcare Products &
             Services - 15.6%
   45,000   *American Retirement Corp.............................   $   705,937
   94,000   *Brookdale Living Communities, Inc....................     1,833,000
   46,500   *Cellegy Pharmaceuticals, Inc.........................       162,750
   37,500   *Centennial Healthcare Corp...........................       581,250
   68,000   *Chirex, Inc..........................................     1,453,500
   46,300   *Collagenex Pharmaceuticals, Inc......................       445,637
   80,000   *Computer Motion, Inc.................................     1,000,000
   40,500   *Guilford Pharmaceuticals, Inc........................       577,125
   27,300   *Isis Pharmaceuticals, Inc............................       353,194
   45,000   *MedPartners, Inc.....................................       236,250
   41,850   *Megabios Corp........................................       214,481
  105,000   *Pharmaceutical Resources, Inc........................       498,750
   75,000   *Progenics Pharmaceuticals, Inc.......................       928,125
   47,400   *Resound Corp.........................................       177,750
   12,500   *Roberts Pharmaceutical Corp..........................       271,875
  175,800   *Scios, Inc...........................................     1,823,925
   85,000   *Titan Pharmaceuticals, Inc...........................       324,063
   26,500   *Urologix, Inc........................................       111,797
                                                                     -----------
                                                                      11,699,409
                                                                     -----------
            Industrial Specialty Products &
             Services - 2.3%
   55,800   *Building One Services Corp...........................     1,164,825
   25,500   *United States Filter Corp............................       583,313
                                                                     -----------
                                                                       1,748,138
                                                                     -----------
            Information Services &
             Technology - 14.6%
   46,400   *Abovenet Communications, Inc.........................       974,400
   28,500   *Beyond Common Corp...................................       591,375
   27,900   *Box Hill Systems Corp................................       149,963
   48,500   *Ciber, Inc...........................................     1,354,969
   20,500   *Excite, Inc..........................................       862,281
   62,000   *Mecon, Inc...........................................       651,000
   22,500   *Microage, Inc........................................       345,938
  100,700   *Mikohn Gaming Corp...................................       390,212
   50,000   *MIPS Technologies, Inc...............................     1,600,000
   75,000   *Mylex Corp...........................................       900,000
   37,000   *Real Networks, Inc...................................     1,327,375
    7,000   *Ticketmaster Online Citysearch.......................       392,000
   63,500   *Verio, Inc...........................................     1,420,812
                                                                     -----------
                                                                      10,960,325
                                                                     -----------
            Metal Products & Services - 1.4%
   25,000   Freeport McMoran Copper & Gold, Inc., Cl. B...........       260,938
   37,890   Ispat International NV................................       293,647
   35,000   *RTI International Metals Inc.........................       490,000
                                                                     -----------
                                                                       1,044,585
                                                                     -----------
            Oil/Energy - 0.4%
   42,500   *Newpark Resources, Inc...............................       289,531
                                                                     -----------

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Select Special Equity Fund
--------------------------------------------------------------------------------


                      Schedule of Investments (continued)
                         December 31, 1998 (Unaudited)

   Shares                                                              Value

 COMMON STOCKS - continued
            Oil Field Services - 2.4%
   65,300   *Bayard Drilling Tech, Inc...........................   $   326,500
    9,000   *Callon Petroleum Co.................................       104,625
   50,000   *Horizon Offshore, Inc...............................       275,000
   65,000   *IRI International Corp..............................       260,000
   37,000   *Lone Star Technologies, Inc.........................       374,625
   68,256   *Meridian Resource Corp..............................       217,566
   10,000   Tidewater, Inc.......................................       231,875
                                                                    -----------
                                                                      1,790,191
                                                                    -----------
            Printing, Publishing, Broadcasting &
             Entertainment - 1.1%
   75,000   *Big City Radio, Inc.................................       318,750
   20,400   *SBS Broadcasting SA.................................       550,800
                                                                    -----------
                                                                        869,550
                                                                    -----------
            Real Estate - 3.4%
   53,600   AMB Property Corp. REIT..............................     1,179,200
   27,500   Franchise Finance Corp. America REIT.................       660,000
   41,800   Imperial Credit Commercial Mortgage Investment Corp.
             REIT................................................       391,875
   31,500   *Prime Hospitality Corp..............................       332,719
                                                                    -----------
                                                                      2,563,794
                                                                    -----------
            Retailing & Wholesale - 12.5%
   27,500   *Abercrombie & Fitch Co. ............................     1,945,625
   46,300   *Bon Ton Stores, Inc.................................       353,038
    9,300   *CDnow, Inc. ........................................       167,400
   92,100   *Drug Emporium, Inc..................................       472,012
   18,600   *Electronics Boutique Holdings Corp..................       378,975
   33,000   *General Nutrition Companies, Inc....................       536,250
  155,000   *Pacific Sunwear Of California.......................     2,538,125
   60,000   *Paul Harris Stores, Inc.............................       487,500
   23,000   *Tweeter Home Entertainment Group, Inc. .............       661,250
   45,200   *Williams Sonoma, Inc. ..............................     1,822,125
                                                                    -----------
                                                                      9,362,300
                                                                    -----------
            Telecommunication Services & Equipment - 9.4%
  102,300   *Amnex, Inc..........................................        38,363
   70,000   *Clearnet Communications, Inc........................       568,750
   44,600   *Hybrid Networks, Inc................................        27,875

   Shares                                                               Value

 COMMON STOCKS - continued
            Telecommunication Services & Equipment - continued
   50,000   *Hyperion Telecommunications, Inc., Cl. A.............   $   756,250
   14,800   *Intermedia Communications, Inc.......................       255,300
   81,500   *Metronet Communications Corp.........................     2,730,250
   45,000   *MGC Communications, Inc..............................       315,000
   32,500   *NEXTLINK Communications, Inc., Cl. A.................       922,187
   31,000   Scientific Atlanta, Inc...............................       707,187
   50,000   *US LEC Corp. Cl. A...................................       740,625
                                                                     -----------
                                                                       7,061,787
                                                                     -----------
            Textile & Apparel - 2.1%
  186,600   *Gildan Activewear, Inc...............................     1,562,775
                                                                     -----------
            Transportation - 5.7%
   17,000   *Alaska Air Group, Inc................................       752,250
   30,000   *Amtran, Inc. ........................................       813,750
  105,000   *Arkansas Best Corp...................................       613,594
   27,400   *Coach USA, Inc. .....................................       950,437
   45,000   *Genesee & Wyoming, Inc. .............................       573,750
   46,500   *Midway Airlines Corp. ...............................       558,000
                                                                     -----------
                                                                       4,261,781
                                                                     -----------
            Utilities - Telephone - 1.5%
   10,000   *McLeod USA, Inc., Cl. A..............................       312,500
   65,000   *Star Telecommunications, Inc. .......................       792,188
                                                                     -----------
                                                                       1,104,688
                                                                     -----------
            Total Common Stocks
             (cost $71,859,538)...................................    68,442,798
                                                                     -----------

 Principal
   Amount

 SHORT-TERM INVESTMENTS - 9.6%
            Repurchase Agreement - 9.6%
 $7,186,801 Dresdner Bank AG 4.25%, dated 12/31/98, due
             1/4/99, maturity value $7,187,649 (cost
             $7,186,801)(a)....................................    7,186,801
                                                                 -----------
            Total Investments
             (cost $79,046,339)........................   100.7%  75,629,599
            Other Assets and
             Liabilities - net.........................    (0.7)    (539,313)
                                                          ------ -----------
            Net Assets.................................   100.0% $75,090,286
                                                          ====== ===========

* Non-income producing securities.
(a) At December 31, 1998, the repurchase agreement was collateralized by:
    $7,290,000 U.S. Treasury Inflation Index Notes, 3.625%, 1/15/08; value including accrued interest - $7,332,960.

Summary of Abbreviations:
REIT Real Estate Investment Trust
                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Strategic Growth Fund
--------------------------------------------------------------------------------

                            Schedule of Investments
                         December 31, 1998 (Unaudited)

   Shares                                                              Value

 COMMON STOCKS - 98.4%
             Advertising & Related Services - 1.6%
     149,490 Omnicom Group, Inc..................................   $  8,670,420
                                                                    ------------
             Aerospace & Defense - 2.2%
     126,640 Cordant Technologies, Inc. .........................      4,749,000
      63,650 United Technologies Corp. ..........................      6,921,938
                                                                    ------------
                                                                      11,670,938
                                                                    ------------
             Building, Construction & Furnishings - 6.1%
     160,140 Centex Corp. .......................................      7,216,309
     109,295 Ethan Allen Interiors, Inc..........................      4,481,095
     135,740 Home Depot, Inc. ...................................      8,305,591
     163,335 Mohawk Industries, Inc..............................      6,870,278
     103,790 Southdown, Inc......................................      6,143,071
                                                                    ------------
                                                                      33,016,344
                                                                    ------------
             Business Equipment &
              Services - 5.6%
      30,000 Automatic Data Processing, Inc......................      2,405,625
     159,675 *Oracle Systems Corp................................      6,885,984
     122,670 Paychex, Inc........................................      6,309,838
     192,250 *Robert Half International, Inc. ...................      8,591,172
      53,760 Xerox Corp..........................................      6,343,680
                                                                    ------------
                                                                      30,536,299
                                                                    ------------
             Communication Systems & Services - 6.3%
     218,135 *Cisco Systems, Inc.................................     20,245,655
     123,850 Lucent Technologies, Inc. ..........................     13,623,500
                                                                    ------------
                                                                      33,869,155
                                                                    ------------
             Consumer Products &
              Services - 4.4%
      67,900 Clorox Co...........................................      7,931,569
      24,400 Colgate-Palmolive Co................................      2,266,150
     149,780 Procter & Gamble Co. ...............................     13,676,786
                                                                    ------------
                                                                      23,874,505
                                                                    ------------
             Electrical Equipment &
              Services - 5.7%
     247,075 General Electric Co.................................     25,217,092
      44,475 *Sofamor/Danek Group, Inc...........................      5,414,831
                                                                    ------------
                                                                      30,631,923
                                                                    ------------
             Finance & Insurance - 4.7%
      59,835 American Express Co. ...............................      6,118,129
      77,625 Exel Limited Hamilton...............................      5,821,875
     113,375 Federal Home Loan Mortgage Corp. ...................      7,305,601
      83,360 Federal National Mortgage Association...............      6,168,640
                                                                    ------------
                                                                      25,414,245
                                                                    ------------
             Food & Beverage Products - 3.1%
      13,660 Coca Cola Co........................................        913,513
      45,751 Hershey Foods Corp. ................................      2,845,140
     118,700 *Safeway, Inc.......................................      7,233,281
     197,750 Sara Lee Corp. .....................................      5,574,078
                                                                    ------------
                                                                      16,566,012
                                                                    ------------

   Shares                                                             Value

 COMMON STOCKS - continued
             Healthcare Products & Services - 22.1%
     146,005 Abbott Laboratories................................   $  7,154,245
      42,000 American Home Products Corp. ......................      2,365,125
     101,700 *Arterial Vascular Engineering, Inc. ..............      5,339,250
     135,315 Bristol-Myers Squibb Co............................     18,106,838
      52,500 Cardinal Health, Inc. .............................      3,983,438
      73,100 Guidant Corp.......................................      8,059,275
     156,975 *Health Management Associates, Inc. Cl. A..........      3,394,584
      14,375 Johnson & Johnson..................................      1,205,703
     136,480 Merck & Co., Inc. .................................     20,156,390
     172,145 Pfizer, Inc........................................     21,593,438
     317,300 Schering-Plough Corp. .............................     17,530,825
      96,435 *Universal Health Services, Inc. Cl. B.............      5,002,566
      77,375 Warner-Lambert Co..................................      5,817,633
                                                                   ------------
                                                                    119,709,310
                                                                   ------------
             Information Services & Technology - 20.5%
     143,750 America Online, Inc. ..............................     23,000,000
     203,805 *Computer Horizons Corp. ..........................      5,426,308
     109,115 *Compuware Corp....................................      8,524,609
     179,795 *Dell Computer Corp................................     13,158,747
      37,700 *EMC Corp..........................................      3,204,500
     165,500 Intel Corp.........................................     19,622,094
      87,650 Keane Inc. ........................................      3,500,522
     194,725 *Microsoft Corp. ..................................     27,005,924
     217,850 *Unisys Corp.......................................      7,502,209
                                                                   ------------
                                                                    110,944,913
                                                                   ------------
             Leisure & Tourism - 2.2%
     177,050 Carnival, Corp. Cl. A..............................      8,498,400
      90,600 Royal Caribbean Cruises Ltd. ......................      3,352,200
                                                                   ------------
                                                                     11,850,600
                                                                   ------------
             Oil Field Services - 2.1%
     261,000 Diamond Offshore Drilling, Inc.....................      6,182,438
     176,600 Halliburton Co. ...................................      5,231,775
                                                                   ------------
                                                                     11,414,213
                                                                   ------------
             Paper & Packaging - 1.1%
     127,320 Avery Dennison Corp................................      5,737,358
                                                                   ------------
             Printing, Publishing, Broadcasting &
              Entertainment - 0.4%
      30,500 Gannett Co., Inc. .................................      1,967,250
                                                                   ------------
             Retailing & Wholesale - 6.5%
     100,595 *Costco Companies, Inc.............................      7,261,702
      90,600 Dayton Hudson Corp.................................      4,915,050
     324,540 Family Dollar Stores, Inc..........................      7,139,880
      69,750 Gap, Inc. .........................................      3,923,437
     241,700 TJX Co., Inc.......................................      7,009,300
      84,000 Walgreen Co........................................      4,919,250
                                                                   ------------
                                                                     35,168,619
                                                                   ------------
             Transportation - 0.7%
      66,190 AMR Corp. .........................................      3,930,031
                                                                   ------------

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Select Strategic Growth Fund
--------------------------------------------------------------------------------


                      Schedule of Investments (continued)
                         December 31, 1998 (Unaudited)

   Shares                                                             Value

 COMMON STOCKS - continued
             Utilities - Telephone - 3.1%
      98,150 AT&T Corp..........................................   $  7,385,788
     177,860 SBC Communications, Inc. ..........................      9,537,742
                                                                   ------------
                                                                     16,923,530
                                                                   ------------
             Total Common Stocks
              (cost $370,821,123)...............................    531,895,665
                                                                   ------------
  Principal
   Amount
 SHORT-TERM INVESTMENTS - 2.0%
             Repurchase Agreement - 2.0%
 $10,486,587 Dresdner Bank AG 4.25%, dated 12/31/1998, due
              1/4/99, maturity value $10,491,539
              (cost $10,486,587) (a)............................     10,486,587
                                                                   ------------



   Shares                                                              Value

             Money Market Shares - 0.0%
     183,607 Valiant General Fund (cost $183,607)................   $    183,607
                                                                    ------------
             Total Short-Term Investments
              (cost $10,670,194).................................     10,670,194
                                                                    ------------

             Total Investments
              (cost $381,491,317)........................   100.4%  542,565,859
             Other Assets and Liabilities - net..........    (0.4)   (1,941,594)
                                                            ------ ------------
             Net Assets..................................   100.0% $540,624,265
                                                            ====== ============

* Non-income producing securities.
(a) At December 31, 1998, the repurchase agreement was collateralized by:
    $9,935,000 U.S. Treasury Notes 5.625%, 11/30/99; value including accrued interest--$10,069,525 and $1,300,000 U.S. Treasury STRIP, 8/15/12; value including accrued interest - $628,160.

Summary of Abbreviations:
STRIP Separate Trading of Registered and Interest and Principal of Secu-rities.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Select Strategic Value Fund
--------------------------------------------------------------------------------

                            Schedule of Investments
                         December 31, 1998 (Unaudited)


  Shares                                                               Value

 COMMON STOCKS - 95.6%
           Aerospace & Defense - 1.0%
   65,000  Raytheon Co. Cl. A....................................   $  3,359,688
                                                                    ------------
           Automotive Equipment &
            Manufacturing - 1.3%
   90,000  Goodyear Tire & Rubber Co.............................      4,539,375
                                                                    ------------
           Banks - 15.3%
  167,000  Chase Manhattan Corp..................................     11,366,437
   65,000  First American Corp...................................      2,884,375
  255,000  Fleet Financial Group, Inc............................     11,395,312
  125,000  Mellon Bank Corp......................................      8,593,750
  115,000  PNC Bank Corp.........................................      6,224,375
  135,000  SouthTrust Corp.......................................      4,986,563
  185,000  Summit Bancorp........................................      8,082,188
                                                                    ------------
                                                                      53,533,000
                                                                    ------------
           Capital Goods - 0.8%
  125,000  Case Corp.............................................      2,726,563
                                                                    ------------
           Consumer Products &
            Services - 1.3%
   75,000  Maytag Corp...........................................      4,668,750
                                                                    ------------
           Electrical Equipment &
            Services - 2.4%
  140,000  Motorola, Inc.........................................      8,548,750
                                                                    ------------
           Finance & Insurance - 14.4%
   90,000  Allstate Corp.........................................      3,476,250
  230,000  Citigroup, Inc........................................     11,385,000
  195,000  Countrywide Credit Industries, Inc....................      9,786,562
   80,000  Loews Corp............................................      7,860,000
  125,000  Merrill Lynch & Co., Inc..............................      8,343,750
   80,000  Nationwide Financial Services, Inc.
            Cl. A................................................      4,135,000
  120,000  ReliaStar Financial Corp..............................      5,535,000
                                                                    ------------
                                                                      50,521,562
                                                                    ------------
           Food & Beverage Products - 4.0%
   55,000  Fortune Brands, Inc...................................      1,739,375
  232,000  Philip Morris Companies, Inc..........................     12,412,000
                                                                    ------------
                                                                      14,151,375
                                                                    ------------
           Healthcare Products &
            Services - 5.1%
   95,000  Bristol-Myers Squibb Co...............................     12,712,187
  190,000  *Tenet Healthcare Corp................................      4,987,500
                                                                    ------------
                                                                      17,699,687
                                                                    ------------
           Information Services & Technology - 10.4%
  100,000  Intel Corp............................................     11,856,250
   65,000  International Business Machines Corp..................     12,008,750
  145,000  *Sun Microsystems, Inc................................     12,415,625
                                                                    ------------
                                                                      36,280,625
                                                                    ------------
           Manufacturing -
            Distributing - 2.5%
  130,000  Philips Electronics NV................................      8,799,375
                                                                    ------------

  Shares                                                              Value

 COMMON STOCKS - continued
           Metal Products & Services - 2.4%
   95,000  Aluminum Co. of America..............................   $  7,083,437
   60,000  USX United States Steel Group........................      1,380,000
                                                                   ------------
                                                                      8,463,437
                                                                   ------------
           Oil/Energy - 11.3%
  190,000  Cabot Corp...........................................      5,308,125
  140,000  Mobil Corp...........................................     12,197,500
   80,000  Texaco, Inc..........................................      4,230,000
  210,000  Tosco Corp...........................................      5,433,750
  130,000  Ultramar Diamond Shamrock Corp.......................      3,152,500
  290,000  Williams Companies, Inc..............................      9,044,375
                                                                   ------------
                                                                     39,366,250
                                                                   ------------
           Oil Field Services - 1.2%
   95,000  Diamond Offshore Drilling, Inc.......................      2,250,313
  270,000  *R & B Falcon Corp...................................      2,058,750
                                                                   ------------
                                                                      4,309,063
                                                                   ------------
           Real Estate - 0.7%
  110,000  FelCor Lodging Trust Inc. REIT.......................      2,536,875
                                                                   ------------
           Retailing & Wholesale - 1.5%
  120,000  Sears, Roebuck & Co..................................      5,100,000
                                                                   ------------
           Telecommunication Services &
            Equipment - 2.1%
   60,500  Nokia Corp. ADR......................................      7,286,469
                                                                   ------------
           Textile & Apparel - 1.5%
  115,000  V. F. Corp...........................................      5,390,625
                                                                   ------------
           Transportation - 1.5%
  160,000  Burlington Northern Santa Fe Corp....................      5,400,000
                                                                   ------------
           Utilities - Electric - 8.3%
  155,000  GPU, Inc.............................................      6,849,062
  160,000  Houston Industries, Inc..............................      5,140,000
  270,000  PacifiCorp...........................................      5,686,875
   95,000  Pinnacle West Capital Corp. .........................      4,025,625
   90,000  Scana Corp...........................................      2,902,500
  120,000  UtiliCorp United, Inc................................      4,402,500
                                                                   ------------
                                                                     29,006,562
                                                                   ------------
           Utilities - Gas - 3.2%
  110,000  El Paso Energy Corp. Delaware........................      3,829,374
  170,000  NICOR, Inc...........................................      7,182,500
                                                                   ------------
                                                                     11,011,874
                                                                   ------------
           Utilities - Telephone - 3.4%
  175,000  Century Telephone Enterprises, Inc...................     11,812,500
                                                                   ------------
           Total Common Stocks
            (cost $271,012,850).................................    334,512,405
                                                                   ------------
 PREFERRED STOCKS - 1.7%
           Printing, Publishing, Broadcasting & Entertainment -
             1.7%
  240,000  News Corp. Ltd. ADR
            (cost $5,841,939)...................................      5,925,000
                                                                   ------------

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Select Strategic Value Fund
--------------------------------------------------------------------------------

                       Schedule of Investments (continued)
                         December 31, 1998 (Unaudited)

 Principal
   Amount                                                             Value
 SHORT-TERM INVESTMENTS - 2.6%
            Repurchase Agreement - 1.6%
 $5,471,616 Dresdner Bank AG 4.25%, dated 12/31/98, due 1/4/99,
             maturity value $5,474,200 (cost $5,471,616)(a).....   $  5,471,616
                                                                   ------------


   Shares
            Money Market Shares - 1.0%
  3,540,742 Valiant General Fund
             (cost $3,540,742)...................................      3,540,742
                                                                    ------------
            Total Short-Term Investments
             (cost $9,012,358)...................................      9,012,358
                                                                    ------------

            Total Investments
             (cost $285,867,147)..........................    99.9%  349,449,763
            Other Assets and
             Liabilities - net............................     0.1       338,748
                                                             ------ ------------
            Net Assets....................................   100.0% $349,788,511
                                                             ====== ============

* Non-income producing securities.
(a) At December 31, 1998, the repurchase agreement was collateralized by:
    $5,415,000 U.S. Treasury Note, 5.875% 7/31/99; value including accrued interest--$5,584,522.

Summary of Abbreviations:
ADR  American Depository Receipt
REIT Real Estate Investment Trust

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                           Select Equity Growth Fund
--------------------------------------------------------------------------------

                      Statements of Assets and Liabilities
                         December 31, 1998 (Unaudited)

                            Core Equity    Diversified Value Large Cap Blend  Small Cap
                                Fund             Fund             Fund           Fund
------------------------------------------------------------------------------------------
 Assets
 Identified cost of
  securities.............  $1,411,899,248    $603,044,982     $385,498,211   $ 57,323,307
   Net unrealized gains
    or losses............     530,631,920      82,990,947      125,809,500      9,768,948
------------------------------------------------------------------------------------------
 Market value of
  securities.............  $1,942,531,168    $686,035,929     $511,307,711   $ 67,092,255
 Cash....................          50,941          18,873           10,043            557
 Receivable for
  securities sold........     144,427,614       2,594,151                0        140,451
 Receivable for Fund
  shares sold............         183,550         114,769           67,641         34,025
 Dividends and interest
  receivable.............       2,633,888         809,615          695,987          5,513
 Prepaid expenses and
  other assets...........          30,368          47,990           51,526         56,340
------------------------------------------------------------------------------------------
   Total assets..........   2,089,857,529     689,621,327      512,132,908     67,329,141
------------------------------------------------------------------------------------------
 Liabilities
 Payable for securities
  purchased..............     191,382,287       1,018,125                0        613,315
 Payable for Fund shares
  repurchased............       2,139,141       2,267,187          126,856         25,859
 Distributions payable...       2,275,049          86,444          482,960              0
 Advisory fee payable....         950,484         288,028          251,185         41,960
 Distribution Plan
  expenses payable.......           5,470             758               34              0
 Due to related
  parties................          52,465          15,378           10,768            622
 Accrued expenses and
  other liabilities......         214,886          66,937           34,391          6,316
------------------------------------------------------------------------------------------
   Total liabilities.....     197,019,782       3,742,857          906,194        688,072
------------------------------------------------------------------------------------------
 Net assets..............  $1,892,837,747    $685,878,470     $511,226,714   $ 66,641,069
------------------------------------------------------------------------------------------
 Net assets represented
  by
 Paid-in capital.........  $1,280,053,725    $634,517,525     $385,997,827   $ 67,545,623
 Undistributed net
  investment income......         (72,726)        (29,707)         349,040       (205,787)
 Accumulated net
  realized gains or
  losses on securities
  and futures
  contracts..............      82,224,828     (31,600,295)        (929,653)   (10,467,715)
 Net unrealized gains or
  losses on securities,
  futures contracts and
  foreign currency
  related transactions...     530,631,920      82,990,947      125,809,500      9,768,948
------------------------------------------------------------------------------------------
   Total net assets......  $1,892,837,747    $685,878,470     $511,226,714   $ 66,641,069
------------------------------------------------------------------------------------------
 Net assets consists of
 Class I.................  $1,868,254,237    $684,509,010     $ 18,540,910   $ 66,641,069
 Class IS................      24,583,510       1,369,460          313,312             --
 Class IC................              --              --      492,372,492             --
------------------------------------------------------------------------------------------
                           $1,892,837,747    $685,878,470     $511,226,714   $ 66,641,069
------------------------------------------------------------------------------------------
 Shares outstanding
 Class I.................      21,978,928      26,945,869          404,715      5,303,684
 Class IS................         308,337          54,525            6,839             --
 Class IC................              --              --       10,747,462             --
------------------------------------------------------------------------------------------
 Net asset value per
  share
 Class I.................  $        85.00    $      25.40     $      45.81   $      12.57
------------------------------------------------------------------------------------------
 Class IS................  $        79.73    $      25.12     $      45.81             --
------------------------------------------------------------------------------------------
 Class IC................              --              --     $      45.81             --
------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                           Select Equity Growth Funds
--------------------------------------------------------------------------------


               Statements of Assets and Liabilities (continued)
                         December 31, 1998 (Unaudited)

                           Small Company  Social Principles Special Equity Strategic Growth Strategic Value
                               Fund             Fund             Fund            Fund            Fund
-----------------------------------------------------------------------------------------------------------
 Assets
 Identified cost of
  securities.............  $107,836,916     $118,993,304     $79,046,339     $381,491,317    $285,867,147
   Net unrealized gains
    or losses............    (7,529,864)      48,132,674      (3,416,740)     161,074,542      63,582,616
-----------------------------------------------------------------------------------------------------------
 Market value of
  securities.............  $100,307,052     $167,125,978     $75,629,599     $542,565,859    $349,449,763
 Cash....................        75,880                0               0                0               0
 Receivable for
  securities sold........             0                0               0                0               0
 Receivable for Fund
  shares sold............         6,399           20,180           7,602          183,249         541,061
 Dividends and interest
  receivable.............        67,208          114,555          38,375          320,713         522,890
 Prepaid expenses and
  other assets...........        35,176           42,870          23,531           40,010          20,379
-----------------------------------------------------------------------------------------------------------
   Total assets..........   100,491,715      167,303,583      75,699,107      543,109,831     350,534,093
-----------------------------------------------------------------------------------------------------------
 Liabilities
 Payable for securities
  purchased..............     2,289,610                0         370,974          500,940               0
 Payable for Fund shares
  repurchased............             0           46,615         144,291        1,651,865         193,583
 Distributions payable...        12,661           27,960               0           15,256         339,880
 Advisory fee payable....        62,112           93,694          40,647          250,410         173,209
 Distribution Plan
  expenses payable.......             0               12             847            1,228             450
 Due to related
  parties................         2,211            3,957          11,834           14,899          11,685
 Accrued expenses and
  other liabilities......        12,709           24,929          40,228           50,968          26,775
-----------------------------------------------------------------------------------------------------------
   Total liabilities.....     2,379,303          197,167         608,821        2,485,566         745,582
-----------------------------------------------------------------------------------------------------------
 Net assets..............  $ 98,112,412     $167,106,416     $75,090,286     $540,624,265    $349,788,511
-----------------------------------------------------------------------------------------------------------
 Net assets represented
  by
 Paid-in capital.........  $109,383,584     $118,232,366     $73,494,964     $378,095,036    $295,216,044
 Undistributed net
  investment income......       (43,067)         (24,739)        (67,553)           6,631        (125,799)
 Accumulated net
  realized gains or
  losses on securities
  and futures
  contracts..............    (3,698,241)         766,011       5,079,615        1,448,056      (8,884,351)
 Net unrealized gains or
  losses on securities,
  futures contracts and
  foreign currency
  related transactions...    (7,529,864)      48,132,778      (3,416,740)     161,074,542      63,582,616
-----------------------------------------------------------------------------------------------------------
   Total net assets......  $ 98,112,412     $167,106,416     $75,090,286     $540,624,265    $349,788,510
-----------------------------------------------------------------------------------------------------------
 Net assets consists of
 Class I.................  $ 98,112,412     $  3,006,342     $72,253,775     $528,827,307    $348,058,612
 Class IS................            --          117,819       2,836,511       11,796,958       1,729,898
 Class IC................            --      163,982,255              --               --              --
-----------------------------------------------------------------------------------------------------------
                           $ 98,112,412     $167,106,416     $75,090,286     $540,624,265    $349,788,510
-----------------------------------------------------------------------------------------------------------
 Shares outstanding
 Class I.................    11,148,518           82,430       7,228,217       14,107,268       1,621,252
 Class IS................            --            3,234         286,241          315,304           8,056
 Class IC................            --        4,497,865              --               --              --
-----------------------------------------------------------------------------------------------------------
 Net asset value per
  share
 Class I.................  $       8.80     $      36.47     $     10.00     $      37.49    $     214.69
-----------------------------------------------------------------------------------------------------------
 Class IS................            --     $      36.44     $      9.91     $      37.41    $     214.75
-----------------------------------------------------------------------------------------------------------
 Class IC................            --     $      36.46              --               --              --
-----------------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                           Select Equity Growth Funds
--------------------------------------------------------------------------------



                            Statements of Operations
                 Six Months Ended December 31, 1998 (Unaudited)

                            Core Equity   Diversified Value Large Cap Blend  Small Cap
                                Fund            Fund             Fund          Fund
----------------------------------------------------------------------------------------
 Investment income
 Dividends (net of
  foreign withholding
  taxes of $70,570,
  $14,417, $4,629 and $0,
  respectively)..........   $ 13,370,403    $  5,276,709      $3,306,107    $    63,066
 Interest................      2,203,554         325,185         509,423         49,210
----------------------------------------------------------------------------------------
  Total income...........     15,573,957       5,601,894       3,815,530        112,276
----------------------------------------------------------------------------------------
 Expenses
 Advisory fee............      6,379,443       2,071,009       1,660,032        237,738
 Administrative service
  fees...................        247,377          93,526          63,509          4,273
 Distribution Plan
  expenses...............         26,213           1,201             367              0
 Trustees' fees and
  expenses...............         18,328           6,439           4,004            156
 Transfer agent fees.....         10,401         303,100             377            143
 Custodian fees..........        234,193          16,076          61,759         11,961
 Printing and postage....         67,772          15,911           6,528         15,596
 Registration and filing
  fees...................         55,084           6,123          56,302         29,680
 Professional fees.......         16,303           5,398          17,696         14,698
 Other...................         15,959           3,383           4,327          5,069
----------------------------------------------------------------------------------------
  Expenses...............      7,071,073       2,522,166       1,874,901        319,314
   Less: Fee credits.....         (4,164)         (1,191)         (7,642)        (1,585)
     Fee waivers and/or
      reimbursement .....       (912,714)       (345,168)       (237,147)             0
----------------------------------------------------------------------------------------
  Net expenses...........      6,154,195       2,175,807       1,630,112        317,729
----------------------------------------------------------------------------------------
 Net investment income...      9,419,762       3,426,087       2,185,418       (205,453)
----------------------------------------------------------------------------------------
 Net realized and
  unrealized gains or
  losses on securities,
  futures contracts and
  foreign currency
  related transactions
 Net realized gains or
  losses on:
  Securities.............     72,711,219     (31,620,092)       (531,552)    (8,949,205)
  Futures contracts......     11,184,610               0               0              0
----------------------------------------------------------------------------------------
 Net realized gains or
  losses on securities
  and futures contracts..     83,895,829     (31,620,092)       (531,552)    (8,949,205)
 Net change in unrealized
  gains or losses on
  securities, futures
  contracts and foreign
  currency related
  transactions...........    (80,456,198)     19,505,324       5,267,850      6,359,977
----------------------------------------------------------------------------------------
 Net realized and
  unrealized gains or
  losses on securities,
  futures contracts and
  foreign currency
  related transactions...      3,439,631     (12,114,768)      4,736,298     (2,589,228)
----------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets resulting
  from operations........   $ 12,859,393    $ (8,688,681)     $6,921,716    $(2,794,681)
----------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                           Select Equity Growth Funds
--------------------------------------------------------------------------------

                     Statements of Operations (continued)
                 Six Months Ended December 31, 1998 (Unaudited)

                           Small Company Social Principles Special Equity Strategic Growth Strategic Value
                               Fund            Fund             Fund            Fund            Fund
----------------------------------------------------------------------------------------------------------
 Investment income
 Dividends (net of
  foreign withholding
  taxes of $0, $2,457,
  $701, $0 and $3,353,
  respectively)..........   $   360,701     $   847,794     $   134,787     $ 1,735,063      $ 2,910,709
 Interest................        95,529         184,314         161,244         630,206          399,187
----------------------------------------------------------------------------------------------------------
  Total income...........       456,230       1,032,108         296,031       2,365,269        3,309,896
----------------------------------------------------------------------------------------------------------
 Expenses
 Advisory fee............       351,749         633,322         508,576       1,625,524        1,068,539
 Administrative service
  fees...................        10,420          21,211           7,503          61,908           40,766
 Distribution Plan
  expenses...............             0             149           3,317          10,194            1,688
 Trustees' fees and
  expenses...............           150           1,074             270           5,092            1,017
 Transfer agent fees.....           264             991          12,856          71,022            2,155
 Custodian fees..........        12,641          18,356          10,988          53,970           40,312
 Printing and postage....         2,492          15,287           9,973          19,606            5,619
 Registration and filing
  fees...................        38,243          36,982          39,687          61,767           53,792
 Professional fees.......         8,660           8,744          25,189          13,822           10,976
 Other...................           214           1,570           9,550           1,973           15,218
----------------------------------------------------------------------------------------------------------
  Expenses...............       424,833         737,686         627,909       1,924,878        1,240,082
   Less: Fee credits.....        (1,406)           (406)           (824)         (1,971)            (831)
     Fee waivers and/or
      reimbursement......       (39,083)        (79,165)       (267,577)       (270,593)        (152,649)
----------------------------------------------------------------------------------------------------------
  Net expenses...........       384,344         658,115         359,508       1,652,314        1,086,602
----------------------------------------------------------------------------------------------------------
 Net investment income...        71,886         373,993         (63,477)        712,955        2,223,294
----------------------------------------------------------------------------------------------------------
 Net realized and
  unrealized gains or
  losses on securities,
  futures contracts and
  foreign currency
  related transactions
 Net realized gains or
  losses on:
  Securities.............    (3,647,253)      3,804,798       8,266,213      12,573,140       (8,878,429)
  Futures contracts......             0               0               0               0                0
----------------------------------------------------------------------------------------------------------
 Net realized gains or
  losses on securities
  and futures
  contracts..............    (3,647,253)      3,804,798       8,266,213      12,573,140       (8,878,429)
 Net change in
  unrealized gains or
  losses on securities,
  futures contracts and
  foreign currency
  related transactions...    (4,915,651)     (5,520,883)     (9,282,571)     24,102,610        2,816,743
----------------------------------------------------------------------------------------------------------
 Net realized and
  unrealized gains or
  losses on securities,
  futures contracts and
  foreign currency
  related transactions...    (8,562,904)     (1,716,085)     (1,016,358)     36,675,750       (6,061,686)
----------------------------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets
  resulting from
  operations.............   $(8,491,018)    $(1,342,092)    $(1,079,835)    $37,388,705      $(3,838,392)
----------------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                           Select Equity Growth Funds
--------------------------------------------------------------------------------

                      Statements of Changes in Net Assets
                 Six Months Ended December 31, 1998 (Unaudited)

                             Core Equity    Diversified Value Large Cap Blend  Small Cap
                                 Fund             Fund             Fund          Fund
------------------------------------------------------------------------------------------
 Operations
 Net investment income...   $    9,419,762    $   3,426,087    $  2,185,418   $  (205,453)
 Net realized gains or
  losses on securities
  and futures contracts..       83,895,829      (31,620,092)       (531,552)   (8,949,205)
 Net change in unrealized
  gains or losses on
  securities, futures
  contracts and foreign
  currency related
  transactions...........      (80,456,198)      19,505,324       5,267,850     6,359,977
------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       12,859,393       (8,688,681)      6,921,716    (2,794,681)
------------------------------------------------------------------------------------------
 Distributions to
  shareholders from
 Net investment income
  Class I................       (9,421,674)      (3,536,588)        (62,565)            0
  Class IS...............          (86,725)          (4,041)           (869)            0
  Class IC...............                0                0      (1,821,413)            0
 Net realized gain on
  securities
  Class I................     (160,679,308)     (17,317,740)     (1,840,649)     (100,814)
  Class IS...............       (2,314,063)         (34,597)        (31,945)            0
  Class IC...............                0                0     (50,455,977)            0
------------------------------------------------------------------------------------------
  Total distributions to
   shareholders..........     (172,501,770)     (20,892,966)    (54,213,418)     (100,814)
------------------------------------------------------------------------------------------
 Capital share
  transactions
 Proceeds from shares
  sold...................       99,156,908       44,543,255      32,461,636     1,660,748
 Payment for shares
  redeemed...............     (144,321,152)    (146,810,903)    (37,244,777)   (1,508,429)
 Net asset value of
  shares issued in
  reinvestment of
  distributions..........      126,984,431       20,165,669      51,434,980       100,757
------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets
   resulting from capital
   share transactions....       81,820,187      (82,101,979)     46,651,839       253,076
------------------------------------------------------------------------------------------
   Total increase
    (decrease) in net
    assets...............      (77,822,190)    (111,683,626)       (639,863)   (2,642,419)
 Net assets
 Beginning of period.....    1,970,659,937      797,562,096     511,866,577    69,283,488
------------------------------------------------------------------------------------------
 End of period...........   $1,892,837,747    $ 685,878,470    $511,226,714   $66,641,069
------------------------------------------------------------------------------------------
 Undistributed net
  investment income......   $      (72,726)   $     (29,707)   $    349,040   $  (205,787)
------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                           Select Equity Growth Funds
--------------------------------------------------------------------------------

                 Statements of Changes in Net Assets (continued)
                 Six Months Ended December 31, 1998 (Unaudited)

                            Small Company Social Principles Special Equity Strategic Growth Strategic Value
                                Fund            Fund             Fund            Fund            Fund
-----------------------------------------------------------------------------------------------------------
 Operations
 Net investment income...    $    71,886    $    373,993     $   (63,477)    $    712,955    $  2,223,294
 Net realized gains or
  losses on securities
  and futures contracts..     (3,647,253)      3,804,798       8,266,213       12,573,140      (8,878,429)
 Net change in unrealized
  gains or losses on
  securities, futures
  contracts and foreign
  currency related
  transactions...........     (4,915,651)     (5,520,883)     (9,282,571)      24,102,610       2,816,743
-----------------------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (8,491,018)     (1,342,092)     (1,079,835)      37,388,705      (3,838,392)
-----------------------------------------------------------------------------------------------------------
 Distributions to
  shareholders from
 Net investment income
  Class I................       (184,266)         (7,306)              0         (786,024)     (2,415,992)
  Class IS...............              0            (178)              0           (5,471)         (8,865)
  Class IC...............              0        (451,814)              0                0               0
 Net realized gain on
  securities
  Class I................       (363,011)       (157,473)     (7,643,649)     (42,795,680)     (7,731,471)
  Class IS...............              0          (6,402)       (298,735)        (947,112)        (36,622)
  Class IC...............              0      (8,960,042)              0                0               0
-----------------------------------------------------------------------------------------------------------
  Total distributions to
   shareholders..........       (547,277)     (9,583,215)     (7,942,384)     (44,534,287)    (10,192,950)
-----------------------------------------------------------------------------------------------------------
 Capital share
  transactions
 Proceeds from shares
  sold...................     29,814,465       9,051,284       9,144,666       67,969,011      89,544,959
 Payment for shares
  redeemed...............       (824,940)    (19,884,893)    (10,175,745)     (90,243,239)    (22,220,226)
 Net asset value of
  shares issued in
  reinvestment of
  distributions..........        514,381       9,067,592       7,935,176       40,396,433       7,974,726
 Shares issued in
  acquisition of CoreFund
  Equity Growth Fund.....              0               0               0      205,742,310               0
-----------------------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets
   resulting from capital
   share transactions....     29,503,906      (1,766,017)      6,904,097      223,864,515      75,299,459
-----------------------------------------------------------------------------------------------------------
   Total increase
    (decrease) in net
    assets...............     20,465,611     (12,691,324)     (2,118,122)     216,718,933      61,268,117
 Net assets
 Beginning of period.....     77,646,801     179,797,740      77,208,408      323,905,332     288,520,393
-----------------------------------------------------------------------------------------------------------
 End of period...........    $98,112,412    $167,106,416     $75,090,286     $540,624,265    $349,788,510
-----------------------------------------------------------------------------------------------------------
 Undistributed net
  investment income......    $   (43,067)   $    (24,739)    $   (67,553)    $      6,631    $   (125,799)
-----------------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                           Select Equity Growth Funds
--------------------------------------------------------------------------------

                Statements of Changes in Net Assets (continued)
                            Year ended June 30, 1998

                                Core        Diversified    Large Cap
                               Equity          Value         Blend       Small Cap
                              Fund (a)       Fund (b)       Fund (a)     Fund (c)
------------------------------------------------------------------------------------
 Operations
 Net investment income...  $   11,215,922  $   4,518,633  $  2,329,360  $  (130,149)
 Net realized gain on
  securities and written
  options................     161,218,815     17,369,461    51,925,395      407,197
 Net change in
  unrealized gain or
  loss on securities.....      53,230,680     63,485,623     5,211,744   (1,425,687)
------------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   operations............     225,665,417     85,373,717    59,466,499   (1,148,639)
------------------------------------------------------------------------------------
 Distributions to
  shareholders from
 Net investment income
  Class I................     (11,166,520)    (4,502,185)      (29,968)           0
  Class IS...............         (29,555)        (1,220)         (475)           0
  Class IC...............               0              0    (2,357,277)           0
 Net realized gains on
  securities*
  Class I................               0              0             0            0
  Class IS...............               0              0             0            0
  Class IC...............               0              0             0            0
------------------------------------------------------------------------------------
  Total distributions to
   shareholders..........     (11,196,075)    (4,503,405)   (2,387,720)           0
------------------------------------------------------------------------------------
 Capital share
  transactions
 Proceeds from shares
  sold...................   1,978,861,338    844,178,135   502,787,135   24,034,367
 Payment of shares
  redeemed...............    (222,735,836)  (130,961,973)  (48,017,312)  (1,126,600)
 Proceeds from
  reinvestment of
  distributions..........          65,093      3,475,622        17,975          --
------------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   capital share
   transactions..........   1,756,190,595    716,691,784   454,787,798   22,907,767
------------------------------------------------------------------------------------
   Total increase in net
    assets...............   1,970,659,937    797,562,096   511,866,577   21,759,128
 Net assets
 Beginning of period.....             --             --            --    47,524,360
------------------------------------------------------------------------------------
 End of period...........  $1,970,659,937  $ 797,562,096  $511,866,577  $69,283,488
------------------------------------------------------------------------------------
 Undistributed net
  investment income......  $       15,911  $      84,835  $     48,469  $      (334)
------------------------------------------------------------------------------------

(a) For the period from November 24, 1997 (commencement of operations) to June 30, 1998.
(b) For the period from January 22, 1998 (commencement of operations) to June 30, 1998.
(c) For the period from March 1, 1998 to June 30, 1998. The Fund changed its fiscal year ended from February 28 to June 30, 1998.
                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                           Select Equity Growth Funds
--------------------------------------------------------------------------------

                 Statements of Changes in Net Assets (continued)
                            Year ended June 30, 1998

                              Small        Social       Special     Strategic     Strategic
                             Company     Principles     Equity        Growth        Value
                            Fund (b)      Fund (a)       Fund        Fund (a)      Fund (a)
----------------------------------------------------------------------------------------------
 Operations
 Net investment income...  $   158,103  $    119,251  $  (396,076) $    334,100  $  1,678,953
 Net realized gain on
  securities and written
  options................      302,967     6,082,094   11,241,857    32,617,708     7,762,171
 Net change in
  unrealized gain or
  loss on securities.....   (2,614,213)    4,046,653     (654,231)   17,033,702    12,371,066
----------------------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  operations.............   (2,153,143)   10,247,998   10,191,550    49,985,510    21,812,190
----------------------------------------------------------------------------------------------
 Distributions to
  shareholders from
 Net investment income
  Class I................     (152,163)       (1,626)           0      (325,046)   (1,676,451)
  Class IS...............            0           (42)           0             0        (2,273)
  Class IC...............            0      (160,897)           0             0             0
 Net realized gains on
  securities(1)
  Class I................            0             0   (9,099,479)            0             0
  Class IS...............            0             0     (364,614)            0             0
  Class IC...............            0             0          --              0             0
----------------------------------------------------------------------------------------------
 Total distributions to
  shareholders...........     (152,163)     (162,565)  (9,464,093)     (325,046)   (1,678,724)
----------------------------------------------------------------------------------------------
 Capital share
  transactions
 Proceeds from shares
  sold...................   86,504,946   181,779,780   14,069,175   341,558,248   284,680,865
 Payment of shares
  redeemed...............   (6,702,683)  (12,070,972) (20,704,096)  (67,348,327)  (16,580,621)
 Proceeds from
  reinvestment of
  distributions..........      149,844         3,499    8,789,058        34,947       286,683
----------------------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   capital share
   transactions..........   79,952,107   169,712,307    2,154,137   274,244,868   268,386,927
----------------------------------------------------------------------------------------------
   Total increase in net
    assets...............   77,646,801   179,797,740    2,881,594   323,905,332   288,520,393
 Net assets
 Beginning of period.....          --            --    74,326,814           --            --
----------------------------------------------------------------------------------------------
 End of period...........  $77,646,801  $179,797,740  $77,208,408  $323,905,332  $288,520,393
----------------------------------------------------------------------------------------------
 Undistributed net
  investment income......  $    69,313  $     60,566  $    (4,076) $     85,171  $     75,764
----------------------------------------------------------------------------------------------

(1) Distributions from net realized capital gains for the Special Equity Fund for the year ended June 30, 1998 are those of the CoreFund. Amounts shown for Class I have been reclassified from Class Y of the CoreFund. Amounts shown for Class IS reflect the combination and reclassification of Class A and Class B of the CoreFund.
(a) For the period from November 24, 1997 (commencement of operations) to June 30, 1998.
(b) For the period from December 23, 1997 (commencement of operations) to June 30, 1998.
                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                           Select Equity Growth Funds
--------------------------------------------------------------------------------

                Statements of Changes in Net Assets (continued)
                    Periods Ended February 28, 1998 and 1997

                                                           Small Cap Fund
                                                       -----------------------
                                                          1998       1997 (a)
-------------------------------------------------------------------------------
 Operations
 Net investment income...............................  $  (134,192) $   (9,482)
 Net realized gain or loss on securities.............     (415,947)    398,376
 Net change in unrealized gain or loss on
  securities.........................................    4,981,029    (462,663)
-------------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations........................................    4,430,890     (73,769)
-------------------------------------------------------------------------------
 Distributions to shareholders from
 Net realized gains on securities....................   (1,657,057)    (35,700)
-------------------------------------------------------------------------------
 Capital share transactions
 Proceeds from shares sold...........................   42,857,020     517,700
 Payment of shares redeemed..........................   (2,634,970)          0
 Proceeds from reinvestment of distributions.........    1,640,345      34,000
-------------------------------------------------------------------------------
 Net increase in net assets resulting from capital
  share transactions.................................   41,862,395     551,700
-------------------------------------------------------------------------------
 Total increase in net assets........................   44,636,228     442,231
 Net assets
 Beginning of period.................................    2,888,132   2,445,901
-------------------------------------------------------------------------------
 End of period.......................................  $47,524,360  $2,888,132
-------------------------------------------------------------------------------
 Undistributed net investment income.................  $       320  $        0
-------------------------------------------------------------------------------

(a) For the eight-month period ended February 28, 1997. The Fund changed its fiscal year end from June 30 to the last day of February effective February 28, 1997.
                  See Combined Notes to Financial Statements.

               Combined Notes to Financial Statements (Unaudited)
1. ORGANIZATION

The Evergreen Select Equity Growth Funds consist of Evergreen Select Core Equity Fund ("Core Equity Fund") (formerly Evergreen Select Common Stock Fund), Evergreen Diversified Value Fund ("Diversified Value Fund"), Evergreen Select Large Cap Blend Fund ("Large Cap Blend Fund"), Evergreen Select Small Cap Growth Fund ("Small Cap Fund"), Evergreen Select Small Company Value Fund ("Small Company Fund"), Evergreen Select Social Principles Fund ("Social Principles Fund"), Evergreen Select Special Equity Fund ("Special Equity Fund"), Evergreen Select Strategic Growth Fund ("Strategic Growth Fund") and Evergreen Select Strategic Value Fund ("Strategic Value Fund"), each of which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end management investment companies. Each of the Funds is a separate series of Evergreen Select Equity Trust, a Delaware business trust organized on September 18, 1997, and are collectively referred to herein as the "Funds".

The Funds offer an Institutional Class of shares ("Class I") and an Institutional Service Class of shares ("Class IS"). Additionally, Large Cap Blend Fund and Social Principles Fund offer an Institutional Charitable Class of shares ("Class IC"). Each class of shares is sold without a front-end sales charge or contingent deferred sales charge. Class IS shares pay an ongoing service fee. Class I and Class IS shares are available to institutional investors through broker dealers, banks and other financial intermediaries. Class IC shares are available only to those investors that qualify as a non-profit organization under the Internal Revenue Code. Such organizations would include charitable trusts, non-profit hospitals, private foundations, private schools and colleges, public charities, religious entities and charitable remainder trusts.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
Securities traded on a national securities exchange or included on the NASDAQ National Market System ("NMS") are valued at the last reported sales price on the exchange where primarily traded. Securities traded on an exchange or NMS for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked price. Securities, for which market quotations are not readily available, in-cluding restricted securities, are valued at fair value as determined in good faith according to procedures approved by the Board of Trustees.

Investments in money market shares are valued at net asset value. Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. Repurchase Agreements
Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. Each Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, certain Funds managed by Evergreen Investment Management Company ("EIMC") (formerly, Keystone Investment Management Company), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or federal agency obligations.

C. Futures Contracts
In order to gain exposure to or protect against changes in security values, the Funds may buy and sell futures contracts.

The initial margin deposited with a broker when entering into a futures trans-action is subsequently adjusted by daily payments or receipts as the value of the contract changes. Such changes are recorded as unrealized gains or losses. Realized gains or losses are recognized on closing the contract.

Risks of entering into futures contracts include (i) the possibility of an il-liquid market for the contract, (ii) the possibility that a change in the value of the contract may not correlate with changes in the value of the underlying instrument or index, and (iii) the credit risk that the other party will not fulfill their obligations under the contract. Futures contracts also involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

D. Foreign Currency
The books and records of the Funds are maintained in United States (U.S.) dollars. Foreign currency amounts are translated into United States dollars as follows: market value of investments, other assets and liabilities at the daily rate of exchange; purchases and sales of investments, income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gain (loss) resulting from changes in foreign currency exchange rates is a component of net unrealized gain or loss on securities and foreign currency related transactions. Net realized foreign currency gains or losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on securities transactions, foreign currency related transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts that are actually received and are included in realized gain or loss on foreign currency related transactions. The portion of foreign currency gains or losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains or losses on securities.

E. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex- dividend date or in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Foreign income may be subject to foreign withholding taxes which are accrued as applicable.

F. Federal Taxes
The Funds intend to continue to qualify as regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable income and net capital gains, if any, to their shareholders. The Funds also intend to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

G. Distributions
Distributions from net investment income for the Funds are declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Certain distributions paid during previous years have been reclassified to conform with current year presentation.

H. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for Class IS.

3. CONVERSION INFORMATION

On November 24, 1997, the Core Equity Fund, Strategic Growth Fund and Strategic Value Fund commenced operations of their respective Class I shares as a result of a conversion of common trust funds managed by First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union"). Also, the Large Cap Blend Fund and Social Principles Fund commenced operations of their respective Class IC shares as a result of similar common trust fund conver-sions. The following summarizes pertinent data related to each Fund on the date of conversion:

                                                   Core       Large Cap
                                               Equity Fund    Blend Fund
                                              ---------------------------
         Shares issued.......................     22,828,425   10,264,770
         Net assets.......................... $1,894,078,143 $462,393,873
         Net asset value per share........... $        82.97 $      45.05
         Unrealized appreciation of
          securities......................... $  557,857,438 $115,329,906

                                  Social        Strategic    Strategic
                              Principles Fund  Growth Fund   Value Fund
                              ------------------------------------------
         Shares issued......       4,293,581      5,750,026      831,617
         Net assets.........   $ 157,379,236  $ 186,600,811 $169,109,520
         Net asset value per
          share.............   $       36.65  $       32.45 $     203.35
         Unrealized
          appreciation of
          securities........   $  49,607,008  $  53,350,873 $ 48,394,807

The forgoing amounts are reflected in proceeds from shares sold in the state-ments of changes in net assets.

4. IN-KIND TRANSACTION

On January 21, 1998, The Evergreen Value Fund, Class Y executed a redemption in-kind transaction of $793,367,277. This transaction resulted in the liquida-tion of substantially all of the net assets of the Evergreen Value Fund's Class Y shares. In turn, the assets were transferred to Evergreen Select Diversified Value Fund Class I share.

On January 22, 1998, Diversified Value Fund commenced operations of its Class I share through in-kind purchases of 33,532,392 shares amounting to $793,367,277. This amount is reflected in proceeds from shares sold in the statement of changes in net assets. In exchange for these shares, investment securities, ex-cluding cash and cash equivalents, with a cost and market value of $774,879,156 were contributed to the Diversified Value Fund. Additionally, Diversified Value Fund received cash and cash equivalents of $23,488,121 to complete the transac-tion.

5. ACQUISITIONS

Effective on the close of business July 24, 1998, Special Equity Fund acquired all of the net assets and certain liabilities of the CoreFund Special Equity Fund ("CoreFund") an open-end, management investment company, registered under the 1940 Act through a tax-free exchange of shares. Shareholders of Class A, Class B and Class Y shares of the CoreFund became owners of that number of full and fractional shares of Class IS, Class IS and Class I shares, respectively, of Special Equity Fund having an aggregate net asset value equal to the aggre-gate net asset value of their shares of the CoreFund immediately prior to the close of business on July, 24, 1998. The Special Equity Fund had no operations prior to the acquisition. Since both the Special Equity Fund and the CoreFund were similar funds, and the CoreFund contributed the majority of the net assets and shareholders, its basis of accounting for assets and liabilities and its operating results for prior periods are carried forward as the accounting sur-vivor.

Also, effective the close of business on July 24, 1998, Strategic Growth Fund acquired the net assets of the CoreFund Equity Growth Fund, an open-end manage-ment investment company registered under the 1940 Act in an exchange of shares. The net assets were exchanged through a tax-free exchange for 186,381 Class IS shares and 5,297,535 Class I shares of Strategic Growth Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $66,587,357. The aggregate nets assets of CoreFund Equity Growth Fund and Strategic Growth Fund immediately before the acquisition were $205,742,310 and $326,300,095, respectively. The aggregate net assets of Strategic Growth Fund after the acquisition were $532,042,405.

Immediately following the common trust fund conversion, on November 24, 1997, the Strategic Growth Fund acquired substantially all of the net assets of Eq-uity Growth Fund ("Equity Growth"), a common trust fund managed by FUNB. The net assets were acquired through a taxable exchange for 2,517,542 Class I shares of Strategic Growth Fund, valued at $32.45 per share. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $25,897,713. The aggregate net assets of Equity Growth and Strategic Growth Fund immediately prior to the acquisition were $81,699,736 and $186,600,811, respectively. The aggregate net assets and shares outstanding of Strategic Growth Fund immediately after the acquisition were $268,300,547 and 8,267,568, respectively.

6. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class I, Class IS and/or Class IC. Transactions in shares of the Funds were as follows:

Core Equity Fund

                             Six Months Ended
                            December 31, 1998              Period Ended
                               (Unaudited)              June 30, 1998(a)
                         -------------------------  --------------------------
                           Shares       Amount        Shares        Amount
-------------------------------------------------------------------------------
Class I
Shares sold.............    993,029  $  84,232,798  23,538,750  $1,957,108,914
Shares redeemed......... (1,583,205)  (135,721,094) (2,451,922)   (219,096,830)
Shares issued in
 reinvestment of
 distributions..........  1,481,823    125,093,753         453          40,719
-------------------------------------------------------------------------------
Net increase............    891,647     73,605,457  21,087,281   1,738,052,803
-------------------------------------------------------------------------------
Class IS
Shares sold.............    183,318     14,924,110     250,305      21,752,424
Shares redeemed.........   (107,555)    (8,600,058)    (41,914)     (3,639,006)
Shares issued in
 reinvestment of
 distributions..........     23,900      1,890,678         283          24,374
-------------------------------------------------------------------------------
Net increase............     99,663      8,214,730     208,674      18,137,792
-------------------------------------------------------------------------------
Net increase in net
 assets resulting from
 capital share
 transactions...........             $  81,820,187              $1,756,190,595
-------------------------------------------------------------------------------

(a) For Class I and Class IS, for the period from November 24, 1997 and Febru-ary 4, 1998, respectively, (commencement of operations) to June 30, 1998.

Diversified Value Fund

                               Six Months Ended
                              December 31, 1998             Period Ended
                                 (Unaudited)              June 30, 1998(a)
                           -------------------------  -------------------------
                             Shares       Amount        Shares       Amount
--------------------------------------------------------------------------------
Class I
Shares sold..............   1,823,892  $  43,431,725  35,285,849  $ 843,364,554
Shares redeemed..........  (6,088,657)  (146,785,799) (5,013,312)  (130,385,842)
Shares issued in
 reinvestment of
 distributions...........     804,180     20,127,032     133,917      3,474,402
--------------------------------------------------------------------------------
Net increase (decrease)..  (3,460,585) $ (83,227,042) 30,406,454    716,453,114
--------------------------------------------------------------------------------
Class IS
Shares sold..............      45,913  $   1,111,530      30,796  $     813,581
Shares redeemed..........      (1,048)       (25,104)    (22,745)      (576,131)
Shares issued in
 reinvestment of
 distributions...........       1,561         38,637          48          1,220
--------------------------------------------------------------------------------
Net increase.............      46,426      1,125,063       8,099        238,670
--------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from capital share
 transactions............              $ (82,101,979)             $ 716,691,784
--------------------------------------------------------------------------------
(a) For Class I and Class IS, for the period from January 22, 1998 and March
    31, 1998, respectively, (commencement of operations) to June 30, 1998.

Large Cap Blend Fund

                               Six Months Ended
                              December 31, 1998             Period Ended
                                 (Unaudited)              June 30, 1998(a)
                           -------------------------  -------------------------
                             Shares       Amount        Shares       Amount
--------------------------------------------------------------------------------
Class I
Shares sold..............     149,268  $   6,928,154     281,458  $  13,881,808
Shares redeemed..........     (60,798)    (2,674,583)     (5,242)      (257,909)
Shares issued in
 reinvestment of
 distributions...........      39,690      1,805,848         339         16,702
--------------------------------------------------------------------------------
Net increase.............     128,160      6,059,419     276,555     13,640,601
--------------------------------------------------------------------------------
Class IS
Shares sold..............         425         22,340       5,918        297,642
Shares redeemed..........        (234)        (9,219)         (1)           (44)
Shares issued in
 reinvestment of
 distributions...........         721         32,797          10            475
--------------------------------------------------------------------------------
Net increase.............         912         45,918       5,927        298,073
--------------------------------------------------------------------------------
Class IC
Shares sold..............     567,368     25,511,142  10,802,599    488,607,729
Shares redeemed..........    (715,057)   (34,560,975)   (997,016)   (47,759,403)
Shares issued in
 reinvestment of
 distributions...........   1,089,552     49,596,335          16            798
--------------------------------------------------------------------------------
Net increase.............     941,863     40,546,502   9,805,599    440,849,124
--------------------------------------------------------------------------------
Net increase in net
 assets resulting from
 capital share
 transactions............              $  46,651,839              $ 454,787,798
--------------------------------------------------------------------------------

(a) For Class I, Class IS and IC, for the period from December 19, 1997, March 12, 1998 and November 24, 1997, respectively, (commencement of operations) to June 30, 1998.

Small Cap Fund

                          Six Months Ended                                    Year Ended February 28,
                          December 31, 1998         Year Ended         ---------------------------------------
                             (Unaudited)         June 30, 1998(a)              1998                1997(b)
                         --------------------  ----------------------  ----------------------  ---------------
                          Shares     Amount     Shares      Amount      Shares      Amount     Shares  Amount
--------------------------------------------------------------------------------------------------------------
Class I
Shares sold.............  153,486  $1,660,748  1,770,376  $22,034,367  3,414,877  $42,857,020  43,108 $517,700
Shares redeemed......... (138,494) (1,508,429)   (82,127)  (1,126,600)  (209,509)  (2,634,970)      0        0
Shares issued in
 reinvestment of
 distributions..........    8,734     100,757          0            0    130,289    1,640,345   2,944   34,000
--------------------------------------------------------------------------------------------------------------
Net increase in net
 assets resulting from
 capital share
 transactions...........           $  253,076             $20,907,767             $41,862,395         $551,700
--------------------------------------------------------------------------------------------------------------

(a) For the period from March 1, 1998 to June 30, 1998. The fund changed its fiscal year end from from February 28 to June 30, effective June 30, 1998.
(b) For the eight-month period ended February 28, 1997. The Fund changed its fiscal year end from June 30 to the last day of February, effective Febru-ary 28, 1997.

Small Company Fund

                                 Six Months Ended
                                 December 31, 1998          Period Ended
                                    (Unaudited)          June 30, 1998(a)
                               ----------------------  ----------------------
                                Shares      Amount      Shares      Amount
------------------------------------------------------------------------------
Class I
Shares sold................... 3,485,900  $29,814,465  8,353,679  $86,504,946
Shares redeemed...............   (96,538)    (824,940)  (669,991)  (6,702,683)
Shares issued in reinvestment
 of distributions.............    61,254      514,381     14,214      149,844
------------------------------------------------------------------------------
Net increase in net assets
 resulting from capital share
 transactions.................            $29,503,906             $79,952,107
------------------------------------------------------------------------------

(a) For the period from December 23, 1997 (commencement of class operations) to June 30, 1998.

Social Principles Fund

                                  Six Months Ended
                                 December 31, 1998          Period Ended
                                    (Unaudited)           June 30, 1998(a)
                                ---------------------  -----------------------
                                 Shares     Amount      Shares       Amount
-------------------------------------------------------------------------------
Class I
Shares sold....................   17,998  $   631,572     61,760  $  2,208,624
Shares redeemed................   (1,884)     (65,100)       (59)       (2,272)
Shares issued in reinvestment
 of distributions..............    4,582      158,611         33         1,243
-------------------------------------------------------------------------------
Net increase...................   20,696      725,083     61,734     2,207,595
-------------------------------------------------------------------------------
Class IS
Shares sold....................      796       28,294      5,274       207,403
Shares redeemed................   (3,026)    (113,087)        (1)          (36)
Shares issued in reinvestment
 of distributions..............      190        6,579          1            42
-------------------------------------------------------------------------------
Net increase (decrease)........   (2,040)     (78,214)     5,274       207,409
-------------------------------------------------------------------------------
Class IC
Shares sold....................  243,886    8,391,418  4,876,095   179,363,747
Shares redeemed................ (551,623) (19,706,706)  (327,340)  (12,068,700)
Shares issued in reinvestment
 of distributions..............  256,787    8,902,402         60         2,256
-------------------------------------------------------------------------------
Net increase (decrease)........  (50,950)  (2,412,886) 4,548,815   167,297,303
-------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from capital
 share transactions............           $(1,766,017)            $169,712,307
-------------------------------------------------------------------------------

(a) For Class I, Class IS and Class IC, for the period from November 24, 1997, March 12, 1998 and November 24, 1997, respectively (commencement of opera-tions) to June 30, 1998.

Special Equity Fund

                               Six Months Ended
                              December 31, 1998            Year Ended
                                 (Unaudited)            June 30, 1998(1)
                            -----------------------  ------------------------
                              Shares      Amount       Shares       Amount
------------------------------------------------------------------------------
Class I
Shares sold................    860,672  $ 8,750,477   1,100,970  $ 12,968,366
Shares redeemed............ (1,020,356)  (9,439,910) (1,727,770)  (20,152,176)
Shares issued in
 reinvestment of
 distributions.............    812,275    7,643,511     816,325     8,424,468
------------------------------------------------------------------------------
Net increase...............    652,591    6,954,078     189,525     1,240,658
------------------------------------------------------------------------------
Class IS
Shares sold................     38,928  $   393,548      92,537  $  1,100,809
Shares redeemed............    (73,214)    (735,194)    (47,881)     (551,920)
Shares issued in
 reinvestment of
 distributions.............     31,295      291,665      35,511       364,590
------------------------------------------------------------------------------
Net increase (decrease)....     (2,991)     (49,981)     80,167       913,479
------------------------------------------------------------------------------
Net increase in net assets
 resulting from capital
 share transactions........             $ 6,904,097              $  2,154,137
------------------------------------------------------------------------------

(1) Capital share activity for the year ended June 30, 1998 is that of the CoreFund. Amounts shown for Class I have been reclassified from Class Y of the CoreFund. Amounts shown for Class IS reflect the combination and re-classification of Class A and Class B of the CoreFund.

Strategic Growth Fund

                               Six Months Ended
                               December 31, 1998            Period Ended
                                  (Unaudited)            June 30, 1998(a)
                            ------------------------  ------------------------
                              Shares       Amount       Shares       Amount
-------------------------------------------------------------------------------
Class I
Shares sold...............   1,829,586  $ 65,172,974     447,254  $ 16,811,393
Shares redeemed...........  (2,466,647)  (88,997,444)   (385,382)  (14,145,118)
Shares issued in
 reinvestment of
 distributions............   1,075,522    39,458,184    (385,382)  (14,145,118)
Shares issued in
 acquisition of CoreFund
 Equity Growth Fund.......   5,297,535   198,759,540    (385,382)  (14,145,118)
-------------------------------------------------------------------------------
Net increase..............   5,735,996   214,393,254    (708,892)  (25,623,961)
-------------------------------------------------------------------------------
Class IS
Shares sold...............      77,376     2,796,037   9,834,675   324,746,855
Shares redeemed...........     (35,943)   (1,245,795) (1,464,385)  (53,203,209)
Shares issued in
 reinvestment of
 distributions............      25,618       938,249         982        34,947
Shares issued in
 acquisition of CoreFund
 Equity Growth Fund.......     186,381     6,982,770         982        34,947
-------------------------------------------------------------------------------
Net increase..............     253,432     9,471,261   8,372,254   271,613,540
-------------------------------------------------------------------------------
Net increase in net assets
 resulting from capital
 share transactions.......              $223,864,515              $245,989,579
-------------------------------------------------------------------------------

(a) For Class I and Class IS, for the period from November 24, 1997 and Febru-ary 27, 1998, respectively (commencement of operations) to June 30, 1998.

Strategic Value Fund

                                 Six Months Ended
                                December 31, 1998          Period Ended
                                   (Unaudited)           June 30, 1998(a)
                               ---------------------  -----------------------
                                Shares     Amount      Shares       Amount
------------------------------------------------------------------------------
Class I
Shares sold...................  417,718  $88,584,094  1,344,196  $283,217,426
Shares redeemed............... (104,486) (21,636,962)   (74,798)  (16,435,232)
Shares issued in reinvestment
 of distributions.............   37,357    7,935,135      1,265       284,542
------------------------------------------------------------------------------
Net increase..................  350,589   74,882,267  1,270,663   267,066,736
------------------------------------------------------------------------------
Class IS
Shares sold...................    4,718      960,865      6,502     1,463,439
Shares redeemed...............   (2,719)    (583,264)      (641)     (145,389)
Shares issued in reinvestment
 of distributions.............      187       39,591          9         2,141
------------------------------------------------------------------------------
Net increase..................    2,186      417,192      5,870     1,320,191
------------------------------------------------------------------------------
Net increase in net assets
 resulting from capital share
 transactions.................           $75,299,459             $268,386,927
------------------------------------------------------------------------------

(a) For Class I and Class IS, for the period from November 24, 1997 and March 11, 1998, respectively (commencement of operations) to June 30, 1998.

7. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (excluding short-term investments) were as follows for the six months ended December 31, 1998:

                                                  Cost of      Proceeds
                                                 Purchases    from Sales
                                                -------------------------
         Core Equity Fund...................... $462,896,707 $512,562,944
         Diversified Value Fund................  185,631,910  286,432,134
         Large Cap Blend Fund..................   77,964,309   93,079,700
         Small Cap Fund........................   44,828,508   44,058,092
         Small Company Fund....................   49,581,262   10,004,969
         Social Principles Fund................   23,735,415   25,094,921
         Special Equity Fund...................   29,993,775   36,473,684
         Strategic Growth Fund.................  261,008,757  287,105,261
         Strategic Value Fund..................  119,034,717   38,674,273

On July 24, 1998, Strategic Growth Fund acquired securities, excluding cash equivalents, with an aggregate cost $139,199,312 from its acquisition of CoreFund Equity Growth Fund.

As of June 30, 1998, Small Cap Fund had a capital loss carryover for federal income tax purposes of $1,349,000 expiring in 2006.

8. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of The BISYS Group Inc. ("BISYS") serves as principal underwriter to the Funds. Each Fund has adopted a Distribution Plan for Class IS shares, as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit a fund to reimburse its principal underwriter for costs related to selling shares of the fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the fund, are paid by the fund through expenses called "Distribution Plan expenses". Class IS, currently pays a service fee equal to 0.25% of the average daily net asset of the class. Dis-tribution Plan expenses are calculated daily and paid monthly.

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

9. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND OTHER AFFILIATED
 TRANSACTIONS

The investment advisor to each Fund, other than Small Cap Fund, Small Company Fund and Special Equity Fund is Evergreen Investment Management ("EIM"), for-merly known as the Capital Markets Group, a division of FUNB. Each Fund, other than Small Cap Fund, Small Company Fund and Special Equity Fund, pays EIM a fee for its services as set forth below. The annual advisory fees are calculated daily and paid monthly and are based on a percentage of average daily net as-sets of each fund.

                                                                 Annual
                                                              Advisory fee
                                                              ------------
         Core Equity Fund....................................     0.70%
         Diversified Value Fund..............................     0.60%
         Large Cap Blend Fund................................     0.70%
         Social Principles Fund..............................     0.80%
         Strategic Growth Fund...............................     0.70%
         Strategic Value Fund................................     0.70%

EIMC, a wholly-owned subsidiary of First Union, is the investment advisor to Small Cap Fund. In return for its services, EIMC is paid an annual advisory fee equal to 0.80% of the Funds first $100 million of average daily net assets and at reduced rates thereafter.

Evergreen Asset Management Corp. ("EAMC"), a subsidiary of First Union, is the investment advisor to Small Company Fund. Small Company Fund pays EAMC an an-nual fee of 0.90% of its average daily net assets.

Leiber & Company, an affiliate of First Union, is the investment sub-advisor to Small Company Fund.Leiber & Company provides these services at no additional cost to the Fund.

Leiber & Company also provides brokerage services to Small Company Fund with respect to substantially all security transactions effected on either the New York or American Stock Exchanges. For the six months ended December 31, 1998, Small Company Fund incurred $72,205, in brokerage commissions with Leiber & Company.

Meridian Investment Company ("Meridian"), an indirect subsidiary of FUNB, serves as investment advisor to Special Equity Fund. In return for its servic-es, Meridian is paid an annual fee equal to 1.50% of average daily net assets of Special Equity Fund. Currently, Meridian has voluntarily agreed to limit its advisory fee to 0.74% of average daily net assets.

Each investment advisor, other than EIMC, has voluntarily agreed to waive a portion of the investment advisory fee on each Fund and/or to reimburse a por-tion of each Fund's annual operating expenses (excluding interest, taxes, bro-kerage commissions and extraordinary expenses). For the six months ended Decem-ber 31, 1998, the investment advisors voluntarily reduced their fees by the following amounts:

         Core Equity Fund........................................ $912,714
         Diversified Value Fund..................................  345,168
         Large Cap Blend Fund....................................  237,147
         Small Company Fund......................................   39,083
         Social Principles Fund..................................   79,165
         Special Equity Fund.....................................  267,577
         Strategic Growth Fund...................................  270,593
         Strategic Value Fund....................................  152,649

Evergreen Investment Services ("EIS"), a subsidiary of First Union, serves as the administrator and BISYS serves as sub-administrator to the Funds. As admin-istrator, EIS provides the Funds with facilities, equipment and personnel. As sub-administrator to the Funds, BISYS provides the officers of the Funds. The administrator and sub-administrator for each Fund are entitled to an annual fee based on the average daily net assets of the funds administered by EIS for which First Union or its investment advisory subsidiaries are also the invest-ment advisors. The administration fee is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets in-crease, to the average daily net asset value of the Fund. The sub-administra-tion fee is calculated by applying percentage rates, which start at 0.01% and decline to .004% per annum as net assets increase, to the average daily net as-set value of the Fund. EIS and BISYS provide administration and sub-administra-tion services to Small Cap Fund at no cost to the Fund. For the six months ended December 31, 1998, the following amounts were paid to EIS and BISYS for providing their services:

                                                           EIS     BISYS
                                                         ----------------
         Core Equity Fund............................... $197,021 $50,356
         Diversified Value Fund.........................   74,389  19,137
         Large Cap Blend Fund...........................   50,426  13,083
         Small Company Fund.............................    8,705   1,715
         Social Principles Fund.........................   16,839   4,372
         Special Equity Fund............................    6,000   1,503
         Strategic Growth Fund..........................   49,329  12,579
         Strategic Value Fund...........................   32,428   8,338

For the six months ended December 31, 1998, Small Cap Fund reimbursed EIMC for certain administrative and accounting expenses amounting to $4,273.

Evergreen Service Company ("ESC"), an indirect, wholly-owned subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Funds. The Funds have entered into an expense offset arrangement with ESC re-lating to certain cash balances held at First Union for the benefit of the Ev-ergreen Funds.

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

10. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an expense offset arrangement with their custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.

11. DEFERRED TRUSTEES' FEES

Each Independent Trustee of the Funds may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly install-ments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000.

12. FINANCING AGREEMENTS

Certain Evergreen Funds and State Street Bank and Trust ("SSB") and a group of banks (collectively, the "Banks") entered into a financing agreement dated De-cember 22, 1997, as amended on November 20, 1998. Under this agreement, the Banks provide an unsecured credit facility in the aggregate amount of $400 mil-lion ($275 million committed and $125 million uncommitted). The credit facility is allocated, under the terms of the financing agreement, among the Banks. The credit facility is to be accessed by the Funds for temporary or emergency pur-poses only and is subject to each Fund's borrowing restrictions. Borrowings un-der this facility bore interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum was incurred on the unused portion of the committed facility, which will be allocated to all funds. For its assis-tance in arranging this financing agreement, the Capital Market Group of First Union was paid a one-time arrangement fee of $27,500. SSB served as agent for the Banks, and as administrative agent is entitled to a fee of $20,000 per an-num which is allocated to all of the participating Funds.

On December 22, 1998, the financing agreement referenced above was amended and renewed among all Evergreen Funds, SSB and Bank of New York ("BONY"). Under this agreement, SSB and BONY provide an unsecured credit facility in the aggre-gate amount of $150 million ($125 million committed and $25 million uncommit-ted). The remaining terms and conditions of the agreement were unaffected.

During the six months ended December 31, 1998, the Funds had no borrowings un-der these agreements.

13. YEAR 2000

Like other investment companies, the Funds could be adversely affected if the computer systems used by the Funds' investment advisors and the Funds' other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Funds' investment advisors are taking steps to address this potential year 2000 problem with respect to the computer sys-tems that they use and to obtain satisfactory assurances that comparable steps are being taken by the Funds' other major service providers. At this time, how-ever, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.

                             Evergreen Select Funds


Money Market                           Growth and Income/Balanced
Money Market Fund                      Equity Income Fund
Treasury Money Market Fund             Balanced Fund
100% Treasury Money Market Fund
Municipal Money Market Fund            Growth
                                       Special Equity Fund
Municipal Fixed                        Small Cap Growth Fund
Income                                 Small Company Value Fund
Intermediate Tax Exempt Bond Fund      Strategic Growth Fund
                                       Core Equity Fund
Taxable Fixed                          Equity Index Fund
Income                                 Large Cap Blend Fund
International Bond Fund                Strategic Value Fund
Total Return Bond Fund                 Diversified Value Fund
Income Plus Fund                       Social Principles Fund
Core Bond Fund
Fixed Income Fund
Adjustable Rate Fund
Limited Duration Fund


44158                                               542780         02/99

                                                                   -------------
[LOGO OF EVERGREEN FUNDS/TM/ APPEARS HERE]                           BULK RATE
                                                                    U.S. POSTAGE
200 Berkeley Street                                                     PAID
Boston, MA 02116                                                   PERMIT NO. 19
                                                                     HUDSON, MA
                                                                   -------------







                          EVERGREEN SELECT EQUITY TRUST

                                     PART C

                                OTHER INFORMATION


Item 15.     Indemnification.

     The response to this item is incorporated by reference to "Liability and Indemnification of Trustees" under the caption "Information on Shareholders' Rights" in Part A of this Registration Statement.

Item 16.  Exhibits:


1. Declaration of Trust. Incorporated by reference to Evergreen Select Equity Trust's Pre-Effective Amendment No. 2 filed on November 17, 1997 Registration No. 333-36047 ("Pre-Effective Amendment No. 2").

2.        Bylaws. Incorporated by reference to Pre-Effective Amendment No. 2.

3.        Not applicable.

4. Agreement and Plan of Reorganization. Exhibit A to Prospectus contained in Part A of this Registration Statement.

5.        Declaration of Trust Articles III, V, VI and VIII; By-Laws Article II.
Incorporated by reference to Pre-Effective Amendment No. 2.

6. Investment Management and Advisory Agreement between First Union National Bank and Evergreen Select Equity Trust. Incorporated by reference to Evergreen Select Equity Trust's Post-Effective Amendment No. 4. filed on June 30, 1998 Registration No. 333-36047 ("Post-Effective Amendment No. 4").

7(a).     Distribution Agreement between Evergreen Distributor, Inc. and
Evergreen Select Equity Trust. Incorporated by reference to Post-Effective Amendment No. 4.

7(b).     Not applicable.

8. Form of Deferred Compensation Plan. Incorporated by reference to Pre-Effective Amendment No. 2.

9. Custody Agreement between State Street Bank and Trust Company and Evergreen Select Equity Trust. Incorporated by reference to Post-Effective Amendment No. 4.

10(a).    Rule 12b-1 Distribution Plan. Incorporated by reference to
Post-Effective Amendment No. 4.

10(b).    Multiple Class Plan. Incorporated by reference to Evergreen Select
Equity Trust's Post-Effective Amendment No. 9 filed on April 30, 1999 Registration No. 333-36047.

11.       Opinion and Consent of Sullivan & Worcester LLP.  Filed herewith.

12.       Tax Opinion and Consent of Sullivan & Worcester LLP.  Filed herewith.

13(a).    Administration Agreement between Evergreen Investment Services, Inc.
and Evergreen Select Equity Trust. Incorporated by reference to Post-Effective Amendment No. 4.

13(b).    Transfer Agent Agreement between Evergreen Service Company and
Evergreen Select Equity Trust. Incorporated by reference to Post-Effective Amendment No. 4.

14        Consent of KPMG Peat Marwick LLP. Filed herewith.

15.       Not applicable.

16. Powers of Attorney. Incorporated by reference to Post-Effective Amendment No. 4.

17.       Form of Proxy Card. Filed herewith.


Item 17.     Undertakings.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                SIGNATURES

     As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Columbus, State of Ohio, on the 24th day of May, 1999.

                                        EVERGREEN SELECT EQUITY TRUST

                                        By:  /s/ William J. Tomko
                                             -----------------------
                                             Name: William J. Tomko
                                             Title: President

     As required by the Securities Act of 1933, the following persons have signed this Registration Statement in the City of Boston, State of Massachusetts in the capacities indicated as of the 24th day of May, 1999.



/s/William J. Tomko                      /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
William J. Tomko                        Laurence B. Ashkin*               Charles A. Austin III*
President and Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Chairman of the Board             Trustee
                                        and Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD      /s/ Leroy Keith, Jr.
------------------------------          -------------------------------    --------------------------------
David M. Richardson*                    Russell A. Salton, III MD*         Leroy Keith, Jr.*
Trustee                                 Trustee                            Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee

*By: /s/ Catherine E. Foley
-------------------------------
Catherine E. Foley
Attorney-in-Fact


     *Catherine E. Foley, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and included as Exhibit 6 to this Registration Statement.

                               INDEX TO EXHIBITS

N-14
EXHIBIT NO.

11             Opinion and Consent of Sullivan & Worcester LLP
12             Tax Opinion and Consent of Sullivan & Worcester LLP
14             Consent of KPMG Peat Marwick LLP
17             Form of Proxy Card